Registration No. 333-175768
811-22589
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment 4
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment 4
Principal National Life Insurance Company Variable Life Separate Account
(Exact Name of Registrant)
Principal National Life Insurance Company
(Name of Depositor)
Principal Financial Group, 711 High Street, Des Moines, Iowa 50392
(Address of Depositor’s Principal Executive Offices)
(515) 246-5688
(Depositor’s Telephone Number, including Area Code)

Britney Schnathorst
Principal National Life Insurance Company
The Principal Financial Group
Des Moines, Iowa 50392-0300
Telephone Number, Including Area Code: (515) 235-1209
(Name and Address of Agent for Service)

Please send copies of all communications to
Joan Boros
Stradley Ronan Stevens & Young LLP
1250 Connecticut Avenue N.W.
Suite 500
Washington, D.C. 20036

Principal Variable Universal Life Income III
(Title of Securities Being Registered)

It is proposed that this filing will become effective (check appropriate box)
_____    immediately upon filing pursuant to paragraph (b) of Rule 485
_XX__    on May 1, 2014 pursuant to paragraph (b) of Rule 485
_____    60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____    on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
_____    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

PRINCIPAL VARIABLE UNIVERSAL LIFE INCOME IIISM

FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY
(the “Policy”)

Issued by Principal National Life Insurance Company (the “Company”) through its

Principal National Life Insurance Company Variable Life Separate Account

This prospectus is dated May 1, 2014.

This prospectus describes an individual-flexible premium variable universal life insurance policy offered by the Company.

As in the case of other life insurance policies, it may not be in Your best interest to buy this Policy as a replacement for, or in addition to, existing insurance coverage. The Policy involves investment risk, including possible loss of principal.

This prospectus provides information that You should know before buying a Policy. It is accompanied by current prospectuses for the Underlying Mutual Funds that are available as investment options under the Policy. Please read these prospectuses carefully and keep them for future reference.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved this security or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Not all the contract provisions, benefits, programs, features, and investment options described in this prospectus are available or approved for use in every state. This prospectus offers a Policy which may not be available in all states and is not an offer to sell or solicitation of an offer to buy the Policy in states in which the offer or solicitation may not be lawfully made. No person is authorized to give any information or to make any representation in connection with this Policy other than those contained in this prospectus.

SUMMARY: BENEFITS AND RISKS

This is a brief summary of the Policy’s features. More detailed information follows later in this prospectus.
POLICY BENEFITS

Death Benefits and Proceeds
The Company guarantees to pay a death benefit for as long as the Policy is in force. The death proceeds are paid to the beneficiary(ies) when the Insured dies. Death proceeds are calculated as of the date of death of the Insured. The amount of the death proceeds is:

•	the death benefit plus interest (as explained in DEATH BENEFITS AND POLICY VALUES — Death Proceeds);

•	minus Loan Indebtedness;

•
minus any overdue Monthly Policy Charges (Overdue Monthly Policy Charges arise when a Policy is in a grace period and the Net Surrender Value is insufficient to cover the sum of the cost of insurance and of additional benefits provided by any rider plus other policy charges).

Death proceeds are paid in cash or applied under a benefit payment option.
The Policy provides for three death benefit options. A death benefit option is elected on the application. We will issue the Policy with Death Benefit Option 1 if You do not elect a death benefit option on the application. Subject to certain conditions, the death benefit option may be changed after the Policy has been issued.
Premium Payment Flexibility
You may choose the amount and frequency of premium payments (subject to certain limitations).
Policy Values
The Policy Value reflects Your premium payments, partial surrenders, policy loans, unpaid loan interest, policy expenses, interest credited to the Fixed Accounts, and/or the investment experience of the Divisions. There is no guaranteed minimum Division value.
Policy Loans
A loan may be taken using the Policy as collateral. The maximum loan amount is 90% of the Net Surrender Value.
Full Surrender
The Policy may be surrendered and any Net Surrender Value paid to the Owner. If the full surrender is within ten years of the Policy Date or a Face Amount increase, a surrender charge is imposed.
Partial Surrender
On or after the first policy anniversary, a Policy may be partially surrendered and the proceeds paid to the Owner. The surrender charge does not apply to partial surrenders.
Adjustment Options
The Face Amount may be increased or decreased unless the Policy is in a grace period or if Monthly Policy Charges are being waived under a rider.
Face Amount Increase
The minimum amount of an increase is $50,000 ($10,000 for special underwriting programs) and is subject to Our underwriting guidelines in effect at the time the increase is requested.
Face Amount Decrease
On or after the first policy anniversary, a decrease in Face Amount may be requested if the request does not decrease the Face Amount below $100,000. Cumulative Face Amount decreases in Policy Years two through five cannot exceed 35% of the Initial Face Amount.
Maturity Proceeds
If the Insured is living on the Policy Maturity Date, We will pay the Owner an amount equal to the Net Surrender Value unless the Extended Coverage Rider is in effect. Maturity proceeds are paid in cash lump sum or applied under a benefit payment option. The Policy terminates on the Policy Maturity Date unless extended by the Extended Coverage Rider.

POLICY RISKS

Risks of Poor Investment Performance
Your Policy Value will fluctuate depending on the investment performance of the Divisions to which You allocate Your premium payments. Poor investment performance could diminish Your entire Policy Value and death benefit.

Positive investment performance does not guarantee that Your Policy Value will equal the total of Your premium payments after deducting applicable Policy and rider charges. Certain Policy and rider charges are higher during earlier Policy Years than during subsequent Policy Years. This has a more negative impact on Policy Value during earlier Policy Years, making the Policy not suitable as a short-term savings vehicle.

Policy Termination (Lapse)
Surrender charges apply in the first ten Policy Years (and the first ten Policy Years after a face increase) and reduce the Policy Value available to collect policy charges. A Policy will enter a grace period and is at risk of terminating (meaning You will no longer have any life insurance coverage) if the Net Surrender Value on any Monthly Date is less than the Monthly Policy Charge, unless (i) during the first ten Policy Years, the no-lapse guarantee test is met or (ii) after the first ten Policy Years, the Policy has the Death Benefit Guarantee Rider and its terms are met. A policy may be at risk of terminating due to insufficient premium payments, poor investment results, partial surrenders, or Loan Indebtedness. If a Policy is at risk of terminating, We will notify You that the Policy will terminate without value unless You make a required premium payment by the end of the grace period. A Policy may be reinstated within three years after it has lapsed, subject to certain conditions.

Limitations on Access to Surrender Value
Unscheduled Partial Surrenders

•
Two unscheduled partial surrenders may be made in a Policy Year. An unscheduled partial surrender may not be less than $500. The total of the amount(s) surrendered may not be greater than 75% of the Net Surrender Value (as of the date of the request for the first unscheduled partial surrender in that Policy Year).

•	The Face Amount may be reduced by the amount of the unscheduled partial surrender.

Scheduled Partial Surrenders

•	Partial surrenders may be scheduled on a monthly, quarterly, semiannual, or annual basis.

•	Each scheduled partial surrender may not be greater than 90% of the Net Surrender Value (as of the date of the scheduled partial surrender).

•	The Face Amount may be reduced by the amount of the scheduled partial surrender.

Full Surrenders
If the full surrender is within ten years of the Policy Date or a Face Amount increase, a surrender charge is imposed. Surrender charges are calculated based on the number of years the Policy was in force.

Adverse Tax Consequences
Termination of the Policy for any reason other than death of the Insured may have adverse tax consequences. If the amount received by the Owner plus any Loan Indebtedness exceeds the premiums paid into the Policy, then the excess generally will be treated as taxable income.

Distributions from a Modified Endowment Contract during the life of the Insured are taxed as if the Policy is a deferred annuity; t herefore, partial surrenders and loans may be taxable as ordinary income to the extent there are earnings in the Policy.

In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:

•	the value each year of the life insurance protection provided;

•	an amount equal to any employer-paid premiums; or

•	some or all of the amount by which the current value exceeds the employer’s interest in the Policy.

Participants should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal adviser, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

Federal estate taxes and state and local estate, inheritance and other taxes may become due depending on applicable law and Your circumstances or the circumstances of the Policy’s beneficiary(ies) if You or the Insured dies.

There are other tax issues to consider when You own a life insurance policy. These are described in more detail in TAX ISSUES RELATED TO THE POLICY.

Risks of Underlying Mutual Funds
A comprehensive discussion of the risks of each Underlying Mutual Fund may be found in the Underlying Mutual Fund’s prospectus. As with all mutual funds, as the value of an Underlying Mutual Fund’s assets rise or fall, the fund’s share price changes. If You sell Your Units in a Division (each of which invests in an Underlying Mutual Fund) when their value is less than the price You paid, You will lose money.

Equity Funds
The biggest risk is that the fund’s returns may vary, and You could lose money. The equity funds are each designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices. The value of an Underlying Mutual Fund’s portfolio may decrease if the value of an individual company in the portfolio decreases. The value of an Underlying Mutual Fund’s portfolio could also decrease if the stock market goes down.

Income Funds
A fundamental risk of fixed-income securities is that their value will fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Underlying Mutual Fund’s share price may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due.

International Funds
The international Underlying Mutual Funds have significant exposure to foreign markets. As a result, their returns and price per share may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country.

Fund of Funds
A fund of funds is subject to the particular risks of the underlying funds in the proportions in which the fund of funds invests in them, and its share prices will fluctuate as the prices of underlying funds shares rise or fall with changing market conditions. In addition, a fund of funds indirectly bears its pro rata share of the management fees incurred by the underlying funds. Thus, the cost of investing in a fund of funds will generally be higher than the cost of investing in a fund that invests directly in individual stocks and bonds.

General Account
The Company's general obligations and any guaranteed benefits under the Policy are supported by our general account (and not by the separate account) and are subject to the Company's claims-paying ability. A Policy owner should look to the financial strength of the Company for its claims-paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular Policy or obligation. General account assets are also available to the Company's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the underlying mutual funds.

SUMMARY: FEE TABLES

The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that You will pay at the time that You buy, surrender the Policy, or transfer cash value between investment options.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Sales Charge	upon receipt of premium
Maximum		5.00% of premium paid up to Target Premium(1)
Current		4.25% of premium paid up to Target Premium(1)(2)
Taxes (federal, state and local)	upon receipt of premium
Maximum		3.25% of premium paid
Current		3.25% of premium paid
Surrender Charge(3) (full surrender of Policy)	from surrender proceeds
Maximum		$55.83 per $1,000 of Face Amount
Minimum		$6.30 per $1,000 of Face Amount
Current Charge for Representative Insured (The representative insured is a 40-year old male in Policy Year one)		$15.81 per $1,000 of Face Amount
Transfer Fee for Unscheduled Division Transfer(4)	upon each unscheduled Division transfer after the first unscheduled Division transfer in a Policy Year
Maximum		$25 per unscheduled transfer
Current		none
Illustration Fee	upon each illustration after the first illustration in a Policy Year
Maximum		$25.00
Current		None

Optional Insurance Benefits
Accelerated Benefits Rider (processing fee)	at the time of death benefit advance
Maximum		$150 administrative fee
Current		None
Death Benefit Advance Rider (processing fee)	at the time of death benefit advance
Maximum		$150 administrative fee
Current		None

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Life Paid-Up Rider	on the date rider benefit begins
Maximum		13.50% of Policy Value

Current (if Policy is issued with the guideline premium/ cash value corridor test)(5)		3.50% of Policy Value
Current (if the Policy is issued with the cash value accumulation test)(5)		7.50% of Policy Value
Surrender Value Enhancement Rider	upon receipt of premium
Maximum		3.00% of premium paid in excess of Target Premium
Current		3.00% of premium paid in excess of Target Premium

The following table describes the fees and expenses that You will pay periodically during the time that You own the Policy, not including Underlying Mutual Fund fees and expenses.

Periodic Charges Other Than Underlying Mutual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance(3)	monthly
Maximum		$83.33 per $1,000 of Net Amount At Risk(6)
Minimum		$0.01 per $1,000 of Net Amount At Risk(6)
Current Charge for Representative Insured (The representative Insured is a 40 year-old male with a risk classification of preferred non-tobacco in Policy Year one)		$0.10 per $1,000 of Net Amount At Risk(6)
Asset Based Charge	monthly
Maximum		0.15% of Net Policy Value (annualized charge)
Current		0.15% of Net Policy Value (annualized charge)
Monthly Administration Charge	monthly
Maximum		$25.00 per month
Current		$25.00 per month(7)

Periodic Charges Other Than Underlying Mutual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Monthly Policy Issue Charge(3)	monthly
Maximum		$1.09 per $1,000 of Face Amount
Minimum		$0.04 per $1,000 of Face Amount
Current Charge for Representative Insured (The representative Insured is a 40 year-old male with a risk classification of preferred non-tobacco in Policy Year one)		$0.11 per $1,000 of Face Amount
Net Policy Loan Charge(8)	annually (accrued daily)
Maximum		1.50% of Loan Indebtedness per year(9)
Current		1.50% of Loan Indebtedness per year(9)
Optional Insurance Benefits(10)
Accelerated Benefit Rider (annual interest charge)	annually, if You have a death benefit advance (accrued daily)
Maximum		5.50% of death proceeds advance per year
Current		5.50% of death proceeds advance per year(9)
Death Benefit Advance Rider (annual interest charge)	annually, if You have a death benefit advance (accrued daily)
Maximum		18% of death proceeds advanced per year(11)
Current		5.50% of death proceeds advance per year(9)
Salary Increase Rider(12)	monthly
Maximum		$0.13 per $1,000 of rider benefit in excess of $30,000
Current		$0.13 per $1,000 of rider benefit in excess of $30,000
Waiver of Monthly Policy Charges Rider(3)	monthly
Maximum		$0.51 per $1,000 of Net Amount At Risk(6)
Minimum		$0.01 per $1,000 of Net Amount At Risk(6)
Current Charge for Representative Insured (The representative Insured is a 40-year-old male with a risk classification of preferred non-tobacco in Policy Year one)		$0.02 per $1,000 of Net Amount At Risk(6)

Periodic Charges Other Than Underlying Mutual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Waiver of Specified Premium Rider(3)	monthly
Maximum		$0.94 per $100 of Planned Periodic Premium
Minimum		$0.15 per $100 of Planned Periodic Premium
Current Charge for Representative Insured (The representative Insured is a 40-year-old male with a risk classification of preferred non-tobacco in Policy Year one)		$0.40 per $100 of Planned Periodic Premium

The following table shows the minimum and maximum total operating expenses charged by any of the Underlying Mutual Funds that You may pay periodically during the time that You own the Policy. More detail concerning the fees and expenses of each Underlying Mutual Fund is contained in its prospectus.

Annual Underlying Mutual Fund Operating Expenses as of December 31, 2013	Minimum	Maximum
Total annual Underlying Mutual Fund operating expenses (expenses that are deducted from Underlying Mutual Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.25%	1.39%

(1)	Premium paid up to Target Premium. Sales charge on premium paid in excess of Target Premium is less. See CHARGES AND DEDUCTIONS - Premium Expense Charge for more detail.

(2)	This charge reduces to 3.00% after the first Policy Year.

(3)
This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that You will pay. To obtain more information about the charge that would apply to You, contact Your registered representative or call 1-800-247-9988 and request personalized illustrations.

(4)
Please note that in addition to the fees shown, restrictions may be imposed by federal regulators, state regulators and/ or sponsors of the Underlying Mutual Funds. For more information regarding transfers, see GENERAL DESCRIPTION OF THE POLICY - Policy Limitations.

(5)	For more information regarding the guideline premium/cash value corridor test and the cash value accumulation test, see DEATH BENEFITS AND POLICY VALUES - IRS Definition of Life Insurance.

(6)	See GLOSSARY for definition.
(7) This charge decreases to $10 per month after the first Policy Year.

(8)	The difference between the interest charged on the Loan Indebtedness and the interest credited to the Loan Account.

(9)	This charge decreases after Policy Year ten.
(10) Rates shown assume Insured’s risk class is standard or better. For more information, see CHARGES AND DEDUCTIONS – Optional Insurance Benefits Charges; also, see GENERAL DESCRIPTION OF THE POLICY - Optional Insurance Benefits.

(11)
The maximum rate shown in the table represents the highest maximum rate allowed under any state’s laws applicable to the amount advanced in excess of the Net Policy Value. The rate shown may not be representative of the charge a particular Owner may pay as the maximum rate is determined by state law and the maximum rate may be lower based on the state in which the Policy is written. The current rate shown in the table represents the policy loan interest rate applicable to the amount advanced up to and equal to the Net Policy Value.

(12)	See GENERAL DESCRIPTION OF THE POLICY - Optional Insurance Benefits for more information on how the rider benefit is determined.

GLOSSARY

Adjustment – change to Your Policy resulting from an increase or decrease in Face Amount or a change in: tobacco status; death benefit option; risk classification or riders.

Adjustment Date – the Monthly Date on or next following the Company’s approval of a requested Adjustment.

Attained Age – is the Insured’s age on the birthday nearest to the Policy Date, plus the number of complete Policy Years that have elapsed since the Policy Date.

Business Day – any date that the New York Stock Exchange (“NYSE”) is open for trading and trading is not restricted.

Death Benefit Guarantee Premium Requirement – The amount of premium required to be paid in order to maintain the protections of the death benefit guarantee rider.

Division – a part of the Separate Account which invests in shares of a corresponding mutual fund. The value of an investment in a Division is variable and is not guaranteed.

Dollar Cost Averaging – a program in which premiums are systematically transferred from one account or Division, typically the Fixed Account or money market Division, into other Division(s).

DCA (Dollar Cost Averaging) Duration – the length of time over which the entire Fixed DCA Account value is transferred to the Fixed Account and/or Divisions.

Effective Date – the date on which all requirements, including initial premium, for issuance of a Policy have been satisfied.

Face Amount – the amount used to determine the death benefit.

Fixed Account – the portion of the Policy Value that is held in Our General Account.

Fixed DCA Account – a Fixed Account to which Net Premiums may be allocated and from which a portion of the Policy Value is transferred on a monthly basis over the DCA Duration.

General Account – assets of the Company other than those allocated to any of Our Separate Accounts.

Initial Face Amount – is the original Face Amount that was in effect on the Policy Date.

Insured – the person named as the “insured” on the most recent application for the Policy. The Insured may or may not be the Owner.

Loan Account – That portion of the Policy Value held in the General Account that reflects the Loan Indebtedness.

Loan Indebtedness – the amount of any outstanding policy loan(s) and unpaid loan interest.

Maximum Premium Expense Charge – the maximum charge deducted from premium payments to cover a sales charge and taxes (federal, state and local).

Monthly Date – the day of the month which is the same day as the Policy Date.

Example:	If the Policy Date is September 5, 2007, the first Monthly Date is October 5, 2007.

Monthly Policy Charge – the amount subtracted from the Policy Value on each Monthly Date equal to the sum of the cost of insurance and of additional benefits provided by any rider plus the monthly administration charge, monthly policy issue charge, and asset based charge in effect on the Monthly Date.

Net Amount At Risk – the amount upon which cost of insurance charges are based. It is the result of:

•	the death benefit (as described in the Policy) at the beginning of the policy month, divided by 1.0016516; minus

•	the Policy Value at the beginning of the policy month calculated as if the Monthly Policy charge was zero.

Net Policy Value – the Policy Value minus any Loan Indebtedness.

Net Premium – the gross premium less the deductions for the Premium Expense Charge. It is the amount of premium allocated to the Divisions, Fixed Account and/or Fixed DCA Account.

Net Surrender Value – Surrender Value minus any Loan Indebtedness.

No-Lapse Guarantee Monthly Premium – a premium which is required to be paid in order to guarantee the Policy will not terminate in the first ten years.

Notice – any form of communication received in Our home office which provides the information We need which may be in writing or another manner that We approve in advance.

Owner – the person, including joint Owner, who owns all the rights and privileges of this Policy.

Planned Periodic Premium – the premium in the amount and frequency You plan to pay.

Policy Date – the date from which Monthly Dates, Policy Years and policy anniversaries are determined; the Policy Date may not be in the future and will never be the 29th, 30th, or 31st of any month.

Policy Maturity Date – the policy anniversary nearest the Insured’s 121st birthday.

Policy Value – the sum of the values in the Divisions, the Fixed Account, the Fixed DCA Account, and the Loan Account.

Policy Year – the one-year period beginning on the Policy Date and ending one day before the policy anniversary and each subsequent one year period beginning on a policy anniversary.

Example:	If the Policy Date is November 21, 2008, the first Policy Year ends on November 20, 2009. The first policy anniversary falls on November 21, 2009.

Premium Expense Charge – the charge deducted from premium payments to cover a sales charge and state, local and federal taxes.

Prorated Basis – is the proportion that the value of a particular Division, the Fixed Account or the Fixed DCA Account bears to the total value of all Divisions, the Fixed Account and the Fixed DCA Account.

Separate Account – the Principal National Life Insurance Company Variable Life Separate Account, an account established by Us which has Divisions to which Net Premiums may be allocated under the Policy.

Surrender Value – Policy Value minus any surrender charge.

Target Premium – a premium amount which is used to determine the Premium Expense Charge under a Policy. The Target Premium is not required to be paid and can be calculated by using the rates in Appendix C.

Underlying Mutual Fund – a registered open-end investment company, or a separate investment account or portfolio thereof, in which a Division invests.

Unit – the accounting measure used to calculate the value of each Division.

Valuation Period – the period begins at the close of normal trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. E.T. on each Business Day, and ends at the close of normal trading of the NYSE on the next Business Day.

We, Us, Our – Principal National Life Insurance Company. We are also referred to throughout this prospectus as the Company.

Written Request – actual delivery to the Company at Our home office of a written Notice or request, signed and dated, on a form We supply or approve.

Your Notices may be mailed to Us at:
Principal National Life Insurance Company
P.O. Box 10431
Des Moines, Iowa 50306-0431
Phone: 1-800-247-9988
Fax: 1-866-885-0390

You, Your – the Owner of the Policy.

CORPORATE ORGANIZATION AND OPERATION
The Company

The Company is a stock life insurance company. Its home office is located at: 711 High Street, Des Moines, Iowa 50392. It is authorized to transact life insurance business in the District of Columbia and in every state, except New York. The Company is a wholly owned subsidiary of Principal Financial Services, Inc., which in turn is a wholly owned subsidiary of Principal Financial Group, Inc.

The Company believes that, consistent with well established industry and SEC practice, the periodic reporting requirements of the Securities and Exchange Act of 1934 do not apply to it as the depositor of one or more variable insurance product separate accounts. If such requirements are deemed to apply to it as such a depositor, the Company intends to rely on the exemption from such requirements provided by Rule 12h-7 under that Act.

General Account
Our general obligations and any guaranteed benefits under the Policy are supported by Our General Account and are subject to the Company’s claims-paying ability. A Policy Owner should look to the financial strength of the Company for its claims-paying ability. Assets in the General Account are not segregated for the exclusive benefit of any particular Policy or obligation. General Account assets are also available to the insurer’s general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company’s financial strength, You may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the funds.

Principal National Life Insurance Company Variable Life Separate Account
The Company’s board of directors established the Separate Account under Iowa law on November 28, 2007. It is registered as a unit investment trust with the SEC. This registration does not involve SEC supervision of the investments or investment policies of the Separate Account.

The income, gains, and losses, whether or not realized, credited to or charged against the Separate Account reflect the Separate Account’s own investment experience and not the investment experience of the Company’s other assets. Assets of the Separate Account may not be used to pay any liabilities of the Company other than those arising from the policies funded by the Separate Account. The Company is obligated to pay all amounts promised to Owners under the Policy.

The Company does not guarantee the investment results of the Separate Account.

The Funds
The assets of each Division of the Separate Account invest in a corresponding Underlying Mutual Fund. The Company purchases and sells fund shares for the Separate Account at their net asset value. The assets of each Division are separate from the others. A Division’s performance has no effect on the investment performance of any other Division.

The Underlying Mutual Funds are NOT available to the general public directly. They are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the funds have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the funds may be similar to, and may in fact be modeled after publicly traded mutual funds, You should understand that the funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of any Underlying Mutual Fund may differ substantially from the investment performance of a publicly traded mutual fund.

The funds are mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies. A full description of the funds, their investment objectives, policies and restrictions, charges and expenses and other operational information is contained in the attached prospectuses (which should be read carefully before investing). Additional copies of these documents are available without charge from a registered representative or by contacting Our home office at 1-800-247-9988. A fund's summary prospectus also includes information on how to obtain such fund's full statutory prospectus.

The TABLE OF SEPARATE ACCOUNT DIVISIONS contains a brief summary of the investment objectives of, and advisor and sub-advisor(s), if applicable, for each Division.

There is no assurance that the value of Your Policy will equal the total of Your premium payments. Even if a Division’s performance has positive yields, Your Policy Value may still be less than the total of Your premium payments after deducting for applicable Policy and rider charges.

Deletion or Substitution of Investments
We reserve the right to make certain changes if, in Our judgment, they best serve Your interests or are appropriate in carrying out the purpose of the Policy. Any changes are made only to the extent and in the manner permitted by applicable laws. Also, when required by law, We will obtain Your approval of the changes and approval from any appropriate regulatory authority. Approvals may not be required in all cases. Examples of the changes We may make include:

•	transfer assets in any Division to another Division or to the Fixed Account;

•	add, combine or eliminate Divisions; or

•	substitute the shares of a Division for shares in another Division:

•	if shares of a Division are no longer available for investment; or

•	if in Our judgment, investment in a Division becomes inappropriate considering the purposes of the Division.

If We eliminate or combine existing Divisions or transfer assets from one Division to another, You may change allocation percentages and transfer any value in an affected Division to another Division(s) and/or the Fixed Account without charge. You may exercise this transfer privilege until the later of 60 days after a) the effective date of the change, or b) the date You receive notice of the options available. You may only exercise this right if You have an interest in the affected Division(s).

Voting Rights
We vote shares of the Underlying Mutual Funds owned by the Separate Account according to the instructions of Policy Owners.

We will notify You of shareholder meetings of the mutual funds underlying the Divisions in which You hold Units. We will send You proxy materials and instructions for You to provide voting instructions to Us. We will arrange for the handling and tallying of proxies received from You and other Policy Owners. If You give no voting instructions, We will vote those shares in the same proportion as shares for which We received instructions.

We determine the number of fund shares that You may instruct Us to vote by allocating one vote for each $100 of Policy Value in the Division. Fractional votes are allocated for amounts less than $100. We determine the number of underlying fund shares You may instruct Us to vote as of the record date established by the mutual fund for its shareholder meeting. In the event that applicable law changes or We are required by regulators to disregard voting instructions, We may decide to vote the shares of the Underlying Mutual Funds in Our own right.

NOTE:	Because there is no required minimum number of votes, a small number of votes can have a disproportionate effect.

The Fixed Account and Fixed DCA Account
The Fixed Account and the Fixed DCA Account are part of Our General Account. Because of exemptions and exclusions contained in the Securities Act of 1933 and the Investment Company Act of 1940, the Fixed Account, the Fixed DCA Account and any interest in them are not subject to the provisions of these acts. As a result the SEC has not reviewed the disclosures in this prospectus relating to the Fixed Accounts. However, disclosures relating to them are subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. You may obtain more information regarding the Fixed Accounts from Our home office or from a registered representative.

Our obligations with respect to the Fixed Accounts are supported by Our General Account. Subject to applicable law, We have sole discretion over the investment of assets in the General Account.

We guarantee that Net Premiums allocated to the Fixed Accounts accrue interest daily at an effective annual rate of 2% compounded annually. We may, in Our sole discretion, credit interest at a higher rate. We may defer payment of proceeds payable out of the Fixed Accounts for a period of up to six months.

The Fixed Account
The value of Your Fixed Account on any Business Day is:

•	Net Premiums allocated to the Fixed Account

•	plus transfers from the Division(s) and/or Fixed DCA Account

•	plus interest credited to the Fixed Account

•	minus surrenders, surrender charges, and Monthly Policy Charges

•	minus transfers to the Loan Account

•	minus transfers to the Division(s).

The Fixed Dollar Cost Averaging (DCA) Account
You may elect to have Net Premiums allocated to a Fixed DCA Account. The Fixed DCA Account must be selected at the time of application and requires an initial minimum Net Premium of $1,000. You may select either a 6-month or a 12-month DCA Duration. The DCA Duration cannot be renewed or extended. During the DCA Duration, subsequent Net Premiums may be allocated to the Fixed DCA Account.

On the first Monthly Date after the 20th day following the Effective Date, and on each Monthly Date thereafter through the DCA Duration, a portion of the value in the Fixed DCA Account is transferred. If the Monthly Date is not a Business Day, the transfer occurs on the next Business Day. The transfers are allocated to the Divisions and/or to the Fixed Account according to Your Fixed DCA allocation instructions. The transfers do not count against any limitations on the number of free transfers.

On each Monthly Date, the amount of the transfer is (a) divided by (b) where
(a)    is the value of Your Fixed DCA Account (which includes Net Premiums and interest credited).
(b)    is the number of months remaining in the DCA Duration.
For example, if Your Fixed DCA Account has a value of $4,000 and four months remain in the DCA Duration, the transfer amount would be $1,000 ($4,000 / 4).

The credited interest rate on the Fixed DCA Account is generally higher than the rate on the Fixed Account. Net Premiums are credited at the interest rate in effect on the date the Net Premium is allocated to the Fixed DCA Account. The 6-month DCA Duration and the 12-month DCA Duration generally have different credited interest rates.

You may make unscheduled transfers from the Fixed DCA Account to Divisions and/or the Fixed Account. Transfers into the Fixed DCA Account are not permitted.

After the DCA Duration, Net Premiums may not be allocated to the Fixed DCA Account. If at the end of the DCA Duration Your premium allocation percentages include allocating a portion of Net Premiums to the Fixed DCA Account, that portion will be allocated to the Money Market Division until You give Us instructions otherwise.

CHARGES AND DEDUCTIONS

We make certain charges and deductions to support operation of the Policy and the Separate Account. Some charges are deducted from premium payments when they are received. Other charges are deducted on a monthly basis, while others are deducted at the time a Policy is surrendered or terminated. These charges are intended to cover distribution expenses (commissions paid to registered representatives, printing of prospectuses and advertising), administrative expenses (processing applications; conducting medical examinations; determining insurability; establishing and maintaining records; processing death benefit claims and policy changes, reporting and overhead), and mortality expenses.

The amount of the charges in any Policy Year may not specifically correspond to the expenses for that year. We expect to recover Our total expenses over the life of the Policies. To the extent that the charges do not cover total expenses for a Policy Year, We bear the loss. Conversely, if the aggregate amount of the charges deducted is more than Our costs for a Policy Year, the excess is profit to the Company.

Premium Expense Charge (Sales Charge and Taxes)
When We receive Your premium payment, We deduct a Premium Expense Charge. The sales charge is intended to pay Us for distribution and other expenses relating to sales of the Policy, including initial commissions paid to registered representatives, printing of prospectuses and sales literature, and advertising.

Deductions from premiums equal:

•
In Policy Year one, the current sales charge is 4.25% of premiums paid up to Target Premium and 0.00% of premiums paid in excess of Target Premium. In Policy Years two and later, the sales charge is 3.00% of premiums paid up to Target Premium and 0.00% of premiums paid in excess of Target Premium. The total sales charge is guaranteed not to exceed 5.00% of premiums paid.

•	plus 1.25% (of premiums paid) for federal taxes.

•	plus 2.00% (of premiums paid) for state and local taxes*.

*
The actual premium taxes We pay vary from state to state. The expense charge is based on the average tax rate We expect to pay nationwide, the premiums We receive from all states and other expense assumptions. Therefore, Policy Owners could end up paying a higher Premium Expense Charge than their state requires. We bear the risk that actual tax rates will be higher than the maximum charge reflected in the SUMMARY: FEE TABLES section.

The Target Premium is based on the gender, if applicable, age and tobacco status of the Insured (see APPENDIX C- TARGET PREMIUM RATES). The Target Premium is a calculated premium amount used to determine the Premium Expense Charge. The Target Premium is not a required premium.

Surrender Charge
A surrender charge is imposed upon full surrender of the Policy within ten years of the Policy Date or of a Face Amount increase. In addition, if You reinstate Your Policy and then it is fully surrendered, a surrender charge may be imposed. The surrender charge compensates Us for expenses relating to the sale of the Policy.

Surrender charges vary based on gender, age at issue or Adjustment, and number of Policy Years since issue or Adjustment. The charge applies only during the first ten Policy Years unless there is a Face Amount increase. A Face Amount increase has its own surrender charge period that begins on the Adjustment Date. The total surrender charge on the Policy is the sum of the surrender charges for the Face Amount at issue and each Face Amount increase. The surrender charge is not affected by any decrease in Face Amount or any change in Face Amount resulting from a change of death benefit options.

The surrender charge on an early surrender or Policy termination is significant. As a result, You should purchase a Policy only if You have the financial capacity to keep it in force for a substantial period of time.

The surrender charge is (a) multiplied by (b) multiplied by (c) where:

(a)	is the applicable rate from APPENDIX A.

(b)	is the Face Amount divided by 1,000.

(c)	is the applicable percentage from APPENDIX B.

Transfer Fee
Currently there is no charge for making an unscheduled Division transfer. However, We reserve the right to impose a transfer fee in the future of up to $25 on each unscheduled Division transfer after the first unscheduled Division transfer in a Policy Year. A transfer fee is intended to reimburse Us for Our additional Separate Account operation expenses related to multiple unscheduled Division transfers. Policy Owners will not be provided prior notice if We begin imposing the transfer fee; however, if imposed, the transfer fee will apply to all Policy Owners in a non-discriminatory fashion.

For purposes of applying the transfer fee for unscheduled Division transfers, We will count all unscheduled Division transfers that occur in any one Valuation Period as one transfer. However, allocations of premium payments will not be counted as unscheduled Division transfers.

Illustration Fee
Currently there is no charge for requesting illustrations. However, We reserve the right to impose an illustration fee in the future of up to $25 on each illustration after the first illustration in a Policy Year. An illustration fee is intended to reimburse Us for the additional administrative effort of creating and providing projection numbers.

Monthly Policy Charge
The Monthly Policy Charge is made up of:

•	a charge for the cost of insurance;

•	an asset based charge;

•	a monthly administration charge;

•	a monthly policy issue charge; and

•	any charge for an optional insurance benefit added by rider(s).

On the Policy Date and each Monthly Date thereafter, We deduct the charge from Your Policy Value in the Divisions, Fixed Account and/or Fixed DCA Account (but not Your Loan Account). The deduction is made using Your current Monthly Policy Charge allocation percentages. Your allocation percentages may be:

•	the same as allocation percentages for premium payments;

•	determined on a Prorated Basis; or

•	determined by any other allocation method upon which We agree.
If You do not designate Monthly Policy Charge allocation percentages, the charge will be allocated the same as the allocation percentages for premium payments. For each Division, the Fixed Account and/or Fixed DCA Account, the allocation percentage must be zero or a whole number. The total of the allocation percentages must equal 100. Allocation percentages may be changed without charge. A request for an allocation change is effective once approved by us, as of the next Monthly Date. If We cannot follow Your instructions because of insufficient value in any Fixed Account, Fixed DCA Account and/or the Division, the Monthly Policy Charge is deducted on a Prorated Basis.

Cost of Insurance Charge
This charge compensates Us for providing insurance protection under the Policy. We base this charge on several factors including, but not limited to, (i) the Insured’s gender*, issue age, tobacco status, and risk classification, and (ii) Our expectations of future investment earnings, expenses, mortality, and persistency. The monthly cost of insurance rate ranges from a minimum of $0.01 per $1,000 Net Amount at Risk to a maximum of $83.33 per $1,000 Net Amount at Risk.

*	The cost of insurance rate for Policies issued in states which require unisex pricing or in connection with employment related insurance and benefit plans is not based on the gender of the Insured.

The monthly cost of insurance charge is (a) multiplied by (b) where:

(a)	is the cost of insurance rate (described below) divided by 1,000.

(b)	is the Net Amount at Risk.

Different cost of insurance rates may apply to Face Amount increases. The cost of insurance for the increase is based on the Insured’s gender*, issue age, duration since issue, tobacco status, and risk classification at the time of the increase. The guaranteed maximum cost of insurance rate for the increase is based on the Insured’s gender*, Attained Age and risk classification at the time of the increase.

*	The cost of insurance rate for Policies issued in states which require unisex pricing or in connection with employment related insurance and benefit plans is not based on the gender of the Insured.

Entities and other persons buying Policies under a sponsored arrangement may apply for special underwriting. If special underwriting is granted, the cost of insurance charge may increase because of higher anticipated mortality experience. Special underwriting programs currently available include simplified issue underwriting and guaranteed issue underwriting. The cost of insurance rates for healthy individuals may be greater under special underwriting programs than for Policies subjected to full underwriting. Healthy individuals in a group will likely pay higher cost of insurance charges because they bear a portion of the cost of insuring the less healthy individuals in the group.

The Net Amount at Risk is the difference between the death benefit and Policy Value (see GLOSSARY for exact formula). The lower the Policy Value, the higher the Net Amount at Risk thus higher cost of insurance charges. The Net Amount at Risk is affected by investment performance, policy loans, payment of premiums, fees and charges under the Policy, death benefit option chosen, partial surrenders and Face Amount Adjustments.

Asset Based Charge
The asset based charge reimburses Us for expenses associated with the maintenance, accounting and recordkeeping of the Divisions of the Separate Account and the Fixed Account(s).

•
In the first ten Policy Years, each month We deduct an asset based charge of 0.0125% (equivalent to 0.15% annually) of the Net Policy Value. After the tenth Policy Year, We currently do not collect an asset based charge.

We reserve the right to impose an asset based charge after the tenth Policy Year but guarantee that the maximum rate after the tenth Policy Year will not exceed 0.15% of the Net Policy Value annually.

Monthly Administration Charge
This charge reimburses Us for the costs of maintaining the Policy, including premium billing and collection, Policy Value calculation, processing claims and other similar matters.

•	Current charges. The current monthly administrative charge is $25.00 per month during the first Policy Year. After the first Policy Year, the administrative charge is $10.00 per month.

•	Maximum charges. In all Policy Years, the monthly administration charge is guaranteed not to exceed $25.00 per month.

Monthly Policy Issue Charge
This charge reimburses Us for the expenses associated with policy issue, including underwriting and setting up policy records. The monthly policy issue charge applies per $1,000 of Face Amount and varies by gender (if applicable), age, tobacco status, and risk classification; the charge ranges from a minimum of $0.04 to a maximum of $1.09 per $1,000 Face Amount. Currently, this charge is applied for fifteen years from policy issue or Face Amount increase; however, We reserve the right, after providing prior written notice to Policy Owners, to apply this charge in all years. Any Face Amount increase will have its own monthly policy issue charge.

Net Policy Loan Charge
The net policy loan charge is 1.50% of Loan Indebtedness in Policy Years 1-10 and 0.00% of Loan Indebtedness thereafter. See LOANS for more detail.

Optional Insurance Benefits Charges
Accelerated Benefits Rider
Currently there is no charge for this rider; however, if death proceeds are advanced pursuant to the rider, a lien is imposed on the Policy Value and death benefit in an amount equal to the advance plus interest charged during the advance period. Interest charged is at an annual rate of 5.50% in Policy Years 1-10 and 4.00% thereafter. Interest accrues daily and is added to the death benefit advance on the policy anniversary. We may, in the future, charge a one-time maximum administrative fee of $150.
Change of Insured Rider
There is no charge for this rider.
Cost of Living Increase Rider
There is no charge for this rider; however, when there is a cost of living increase to the policy Face Amount, the Monthly Policy Charge and surrender charge also will be increased proportionally.
Death Benefit Advance Rider
Currently there is no charge for this rider; however, if death proceeds are advanced pursuant to the rider, a lien is imposed on the Policy Value and the death benefit in an amount equal to the advance plus interest. Interest accrues daily at an annual rate guaranteed not to exceed 18% and is added to the death benefit advance on the policy anniversary. We may, in the future, charge an administrative fee of up to $150 for each death benefit advance.
Death Benefit Guarantee Rider
There is no charge for the rider; however, the guarantee provided by the rider requires payment of certain minimum premium amounts that vary based on the individual characteristics of the Insured (age, gender, tobacco status, and risk classification).
Extended Coverage Rider
There is no charge for this rider.
Life Paid-Up Rider (Overloan Protection)
There is no charge for the rider unless the rider benefits commence. If the rider benefits commence, there is a one-time charge guaranteed not to exceed 7.5% of the Policy Value (for policies using the guideline premium test) and 13.5% of the Policy Value (for policies using the cash value accumulation test) that is taken from the Policy Value.
Return of Cost of Insurance Rider
There is no charge for this rider.
Salary Increase Rider
For Insureds with a risk classification of standard or better, the charge for this rider is taken monthly at a monthly rate of $0.13 per $1,000 of rider benefit in excess of $30,000.
Surrender Value Enhancement Rider
The charge for this rider is an added sales charge of 3.00% (independent of the sales charge applicable to all Policies) applied in Policy Years 1-7 on premium paid in excess of Target Premium in Policy Years 1-7.
Waiver of Monthly Policy Charges Rider
For Insureds with a risk classification of standard or better, there is a monthly charge for this rider and it varies based on the Attained Age, risk classification and gender of the Insured. The monthly charge is guaranteed not to be less than $0.01 nor to exceed $0.51 per $1,000 Net Amount at Risk.
Waiver of Specified Premium Rider
For Insureds with a risk classification of standard or better, there is a monthly charge for this rider. It varies based on the Attained Age, risk classification and gender of the Insured. The monthly charge is guaranteed not to be less than $0.15 nor to exceed $0.94 per $100 of Planned Periodic Premium, respectively.
Underlying Mutual Fund Charges
The assets of each Division are used to purchase shares in a corresponding mutual fund at net asset value. The net asset value of the mutual fund reflects management fees and operating expenses already deducted from the assets of the mutual fund. Current management fees and operating expenses for a mutual fund are shown in the prospectus for the Underlying Mutual Fund.

GENERAL DESCRIPTION OF THE POLICY

The Contract
The entire contract is made up of applications, amendments, riders and endorsements attached to the Policy, data pages, copies of any supplemental applications, amendments, and endorsements which are mailed to You. No statement, unless made in an application, is used to void a Policy (or void an Adjustment in the case of an adjustment application). Only Our corporate officers can agree to change or waive any provisions of a Policy. Any change or waiver must be in writing and signed by an officer of the Company.

The Policy is an individual flexible premium variable universal life insurance policy. This prospectus describes all material provisions of the Policy. Your Policy’s provisions may differ from the description in this prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in the state in which the Policy was issued. The specific variations from the information appearing in this prospectus which are required due to individual state requirements are contained in Your Policy, or in riders or endorsements attached to Your Policy. You should refer to Your Policy for these state specific features.

Rights Under The Policy
Ownership
Unless changed, the Owner(s) is as named in the application. The Owner(s) may exercise every right and privilege of the Policy, subject to the rights of any irrevocable beneficiary(ies) and any assignee(s).

All rights and privileges of ownership of a Policy end if:

•	the death proceeds are paid;

•	the maturity proceeds are paid;

•	the Policy is surrendered; or

•	the grace period ends without Our receiving the payment required to keep the Policy in force.

If an Owner dies before the Policy terminates, the surviving Owner(s), if any, succeeds to that person’s ownership interest, unless otherwise specified. If all Owners die before the Policy terminates, the Policy’s ownership interest passes to the Insured. With Our consent, You may specify a different arrangement for contingent ownership.

You may change Your ownership designation at any time. Your request must be in writing and approved by Us. After approval, the change is effective as of the date You signed the request for change. We reserve the right to require that You send Us the Policy so that We can record the change.

Beneficiary
If the Insured dies before the Policy Maturity Date, We pay death proceeds to Your named beneficiary(ies). You have the right to name a beneficiary(ies) and contingent beneficiary(ies). This may be done as part of the application process or by sending Us a Written Request. Unless You have named an irrevocable beneficiary, You may change Your beneficiary designation by sending Us a Written Request. After approval, the change is effective as of the date You signed the request for change. We reserve the right to require that You send Us the Policy so that We can record the change.

If no beneficiary(ies) survives the Insured, the death proceeds are paid to the Owner(s) or the estate of the Owner(s) in equal percentages unless otherwise specified.

Assignment
You may assign Your Policy. Each assignment is subject to any payments made or action taken by the Company prior to Our notification of the assignment. We assume no responsibility for the validity of any assignment.

An assignment must be made in writing and filed with Us at Our home office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your rights, as well as those of the beneficiary(ies), are subject to any assignment on file with Us.

Policy Limitations
Division Transfers
After the initial allocation of premiums, You may transfer amounts between the Divisions and/or the Fixed Accounts. You must specify the dollar amount or whole percentage to transfer from each Division. The transfer is made, and the values determined as of the end of the Valuation Period in which We receive Your request. In states where allowed, We reserve the right to reject transfer instructions from someone providing them for multiple Policies for which he or she is not the Owner.

You may request an unscheduled transfer or set up scheduled transfers by:

•	sending a Written Request to Us;

•	calling Us at 1-800-247-9988 (if telephone privileges apply);

•	faxing Us at 1-866-885-0390 ; or

•	visiting www.principal.com (if internet privileges apply).

You may not make a transfer to the Fixed Account if:

•	a transfer has been made from the Fixed Account to a Division within six months; or

•	immediately after the transfer, the Fixed Account value would be more than $1,000,000 (without Our prior approval).

Unscheduled Transfers. You may make unscheduled transfers from a Division to another Division or to the Fixed Account. The minimum transfer amount is the lesser of $100 or the value of Your Division.

We reserve the right to impose a transfer fee on each unscheduled transfer after the first unscheduled transfer in a Policy Year. For purposes of applying the transfer fee for unscheduled Division transfers, We will count all unscheduled Division transfers that occur in any one Valuation Period as one transfer. However, allocations of premium payments will not be counted as unscheduled Division transfers.

Scheduled Transfers. You may elect to have automatic transfers made out of one Division into one or more of the other Divisions and/or the Fixed Account. You choose the investment options, the dollar amount and timing of the transfers. There is no transfer fee on scheduled transfers. There is no charge for participation in the scheduled transfer program.

Automatic transfers are designed to reduce the risks that result from market fluctuations. They do this by spreading out the allocation of Your money to investment options over a longer period of time. This allows You to reduce the risk of investing most of Your money at a time when market prices are high. The success of this strategy depends on market trends and is not guaranteed.

Example:

Month	Amount Invested	Share Price	Shares Purchased
January	$100	$25.00	4
February	$100	$20.00	5
March	$100	$20.00	5
April	$100	$10.00	10
May	$100	$15.00	6
June	$100	$20.00	5
Total	$600	$110.00	35

In the example above, the average share price is $18.33 (total of share prices ($110.00) divided by number of purchases (6)) and the average share cost is $17.14 (amount invested ($600.00) divided by number of shares purchased (35)).

Automatic transfers are made on a periodic basis.

•	The amount of the transfer is:

•	the dollar amount You select (the minimum is the lesser of $100 or the value of the Division); or

•	a percentage of the Division value as of the date You specify (other than the 29th, 30th or 31st).

•
You select the transfer date (other than the 29th, 30th or 31st) and the transfer frequency (annually, semi-annually, quarterly or monthly). If the selected date is not a Business Day, the transfer is completed on the next Business Day.

•	The value of the Division must be equal to or more than $2,500 when Your scheduled transfers begin.

•	Transfers continue until Your interest in the Division has a zero balance or We receive Notice to stop them.

•	We reserve the right to limit the number of Divisions from which simultaneous transfers are made. In no event will it ever be less than two.

Fixed Account Transfers
Transfers from Your investment in the Fixed Account to Your Division(s) are subject to certain limitations. You may transfer amounts by making either a scheduled or unscheduled Fixed Account transfer. You may not make both a scheduled and an unscheduled Fixed Account transfer in the same Policy Year.

Unscheduled Transfers. You may make one unscheduled Fixed Account to Division(s) transfer within the 30-day period following the Policy Date and following each policy anniversary.

•	You must specify the dollar amount or percentage to be transferred (not to exceed 25% of the Fixed Account value as of the most recent policy anniversary).

•	The minimum transfer amount must be at least $100 (or the entire value of Your Fixed Account if less).

•	If Your Fixed Account value is less than $1,000, You may transfer up to 100% of Your Fixed Account.

•	There is no charge for the transfer(s).

Scheduled Transfers. You may make scheduled transfers on a monthly basis from the Fixed Account to Your Division(s) without an additional charge as follows:

•	The value of Your Fixed Account must be equal to or more than $2,500 when Your scheduled transfers begin. We reserve the right to change this amount but it will never be more than $10,000.

•	The amount of the transfer is:

•	the dollar amount You select (minimum of $50); or

•	a percentage of the Fixed Account value (the maximum amount of the transfer is 2% of the Fixed Account value as of the specified date) as of the date You specify which may be:

•	the later of the Policy Date or most recent policy anniversary date; or

•	the date the Company receives Your request.

•	Transfers occur on a date You specify (other than the 29th, 30th or 31st of any month).

•	If the specified date is not a Business Day, the transfer is completed on the next Business Day.

Scheduled transfers continue until Your value in the Fixed Account has a zero balance or We receive Your Notice to stop them. If You stop the transfers, You may not start them again until six months after the last scheduled transfer. You may change the amount of the transfer once each Policy Year by:

•	sending Us a Written Request;

•	calling Us at 1-800-247-9988 (if telephone privileges apply); or

•	visiting www.principal.com (if internet privileges apply).

As transfers are made on a monthly basis, a change in the amount of transfer is effective with the scheduled transfer after Our receipt of Notice of the change.

Automatic Portfolio Rebalancing (APR)
APR allows You to maintain a specific percentage of Your Policy Value in the Divisions over time.

Example:
You may choose to rebalance so that 50% of Your Policy Values are in the Money Market Division and 50% in the SmallCap Value I Division. At the end of the specified period, market changes may have caused 60% of Your value to be in the Money Market Division and 40% in the SmallCap Value I Division. By rebalancing, Units from the Money Market Division are sold and the proceeds are used to purchase Units in the SmallCap Value I Division so that 50% of the Policy Values are once again invested in each Division.

You may elect APR at the time of application or after the Policy has been issued. There is no charge for participation in the APR program. The APR transfers:

•	do not begin until the later of expiration of the examination offer period or the DCA Duration, if applicable;

•	are done without charge;

•	may be done on the frequency You specify:

•	quarterly (on a calendar year or Policy Year basis); or

•	semiannual or annual (on a Policy Year basis).

•	may be done by:

•	calling Us at 1-800-247-9988 (if telephone privileges apply);

•	mailing Us Your Written Request;

•	faxing Us at 1-866-885-0390; or

•	visiting www.principal.com (if internet privileges apply).

•	are made at the end of the next Valuation Period after We receive Your instruction;

•	are not available for values in the Fixed Account; and

•	are not available if You have scheduled transfers from the same Divisions.

Optional Insurance Benefits
Subject to certain conditions, You may add one or more additional insurance benefits to Your Policy. Detailed information concerning additional insurance benefits may be obtained from a registered representative or Our home office. Not all optional insurance benefits are available in all states. Some provisions may vary from state to state. The cost, if any, of an additional insurance benefit is deducted from Your Policy Value. See SUMMARY: FEE TABLES for maximum charges.

Accelerated Benefits Rider
If the Death Benefit Advance Rider is not available to You, We will automatically add this rider to Your Policy at issue. This rider allows You to request an advance of a portion of the death benefit if the Insured becomes terminally ill. Up to 75% of the Face Amount, minus any outstanding Loan Indebtedness and previously paid accelerated benefit, may be requested, up to a maximum of $1,000,000, provided that the Insured has been diagnosed as terminally ill and has a life expectancy of less than 12 months. (The definition of terminal illness may be different in some states.) A lien is placed against the Policy Value and death benefit in an amount equal to the death benefit advance plus interest charged during the advance period. Interest charged on the advance will not exceed 5.50% annually. Interest will accrue daily on the advance at the annual interest rate. Accrued interest is added to the death benefit advance on the policy anniversary and will bear interest. The death proceeds payable upon the death of the Insured will be reduced by the amount of the lien. In addition, We may, in the future, charge a one-time maximum administrative fee of $150. Receipt of a death benefit advance may be taxable. Before You make a claim for a death benefit advance, You should seek assistance from Your personal tax advisor.

Change of Insured Rider
This rider is available on business owned Policies only and allows the business to change the Insured when an employee leaves employment or ownership of the business changes. This rider may be added at any time prior to the proposed Insured’s Attained Age 69. Until the effective date of the change of Insured, coverage remains in effect on the life of the prior Insured. We must receive satisfactory evidence of insurability (according to Our underwriting guidelines then in effect) for the newly named Insured. Future cost of insurance rates are based on the gender, issue age, tobacco status, and risk classification of the newly named Insured. The death proceeds are paid when the newly named Insured dies. There is no charge for this rider.

Cost of Living Increase Rider
This rider provides increases in the Face Amount every three years, to the Insured’s age 55, without requiring evidence of insurability. This rider is added automatically to all Policies with a risk classification of standard or better where the Insured’s issue age is 52 or under, unless You elect the Salary Increase Rider. There is no charge for adding this rider; however, when there is a cost of living increase, the Monthly Policy Charge and surrender charge will be higher.

Death Benefit Advance Rider
This rider allows You to receive an advance of a portion of the death benefit if the Insured incurs a qualifying event which means being diagnosed with a terminal illness or catastrophic health condition (as defined in the rider) or being permanently confined to a nursing home. (One or more qualifying event definitions may be different in some states.) Subject to state availability, this rider is added automatically to all Policies issued with a risk classification of standard or better and not part of a special underwriting program. The maximum amount available is based on the death benefit as of the date the claim is approved. A lien is placed against the Policy Value and death benefit in an amount equal to the death benefit advance plus interest charged during the advance period. Interest charged on the advance will not exceed 18% annually of death proceeds advanced. Interest will accrue daily on the advance at the annual interest rate. Accrued interest is added to the death benefit advance on the policy anniversary and will bear interest at the same rate charged for a policy loan. The death proceeds payable upon the death of the Insured will be reduced by any Loan Indebtedness and the amount of the lien. In addition, We may, in the future, charge an administrative fee of up to $150 for each death benefit advance. Receipt of a death benefit advance may be taxable. Before You make a claim for a death benefit advance, You should seek assistance from Your personal tax advisor.

Death Benefit Guarantee Rider
This rider provides that Your Policy will not lapse before the Insured attains a specified age if premiums paid equal or exceed the Death Benefit Guarantee Premium Requirement. This rider is automatically made a part of the Policy at issue as long as the premium (planned or paid) is equal to or greater than the annual Death Benefit Guarantee Premium Requirement. The level of premium (planned or paid) at issue determines whether the no-lapse guarantee is extended to the Insured’s Attained Age 65, Attained Age 85 or Attained Age 100. An illustration (available at no charge from Your registered representative or Our home office) will provide the Death Benefit Guarantee Premium Requirement applicable to Your Policy. The Death Benefit Guarantee Premium Requirement is described in PREMIUMS - Premiums Affecting Guarantee Provisions.

If on any Monthly Date, the death benefit guarantee premium is not met, We send You a notice stating the premium required to keep the rider in effect. If the premium required to maintain the rider is not received in Our home office before the expiration of the 61 days (which begins when the notice is mailed), the death benefit guarantee is no longer in effect and the rider is terminated. If the rider terminates, it may not be reinstated (except in states where reinstatement is required).

The rider may not be added after the Policy has been issued. There is no charge to purchase this rider; however, sufficient premiums are required to be paid in order for the rider benefits to apply.

Extended Coverage Rider
This rider extends the Policy beyond the Policy Maturity Date as long as the Policy is still in force and the Insured is living on the Policy Maturity Date. The Policy will then terminate upon the Insured’s death. No Monthly Policy Charges are deducted after the Policy Maturity Date. No additional premium payments are allowed, Adjustment options are not available and the death benefit option is changed to Death Benefit Option 1. All Division and Fixed Account values will be transferred to the Money Market Division and no further transfers are allowed. However, Your right to take partial surrenders and loans is not restricted. This rider is added automatically to all Policies when issued. You may choose not to extend the Policy Maturity Date by requesting the rider not be attached to Your Policy. There is no charge for this rider.

Life Paid-Up Rider (Overloan Protection)
Under certain circumstances, this rider can guarantee the Policy will not lapse when there is large Loan Indebtedness by converting the Policy to paid-up life insurance. The rider benefit will begin on any Monthly Date the following conditions are satisfied:

•	the Loan Indebtedness is at least 92% of the Surrender Value;

•	there is sufficient Net Surrender Value to cover the one-time rider charge;

•	the Insured’s Attained Age is 75 years or older;

•	the Policy has been in force for at least 15 Policy Years; and

•	premiums paid have been surrendered.

For Policies issued with the cash value accumulation test, We reserve the right to begin the rider benefit when the Loan Indebtedness is at least 86% of the Surrender Value and all other conditions are satisfied. The amount of Loan Indebtedness is stated in the annual policy statement You receive each Policy Year.

Once the rider benefit begins:

•	All values in the Divisions are immediately transferred to the Fixed Account where they will earn interest.

•	No further Monthly Policy Charges are deducted for the remaining paid-up death benefit.

•	No new premium payments, Face Amount adjustments, partial surrenders or loans are allowed.

•	If death benefit option 2 or 3 is in effect, Your death benefit option will change to death benefit option 1 and You may no longer change the death benefit option.

•	Your Loan Indebtedness remains and interest will continue to accrue on the Loan Indebtedness. However, loan payments can be submitted.

•	All optional riders, except the extended coverage rider, will automatically be terminated.

There is a one-time charge taken from the Policy Value on the date the rider benefit begins. We will send You new data pages reflecting the change. You have the right to reject this change by giving Us Notice. The rider may be elected at any time prior to the Policy Maturity Date.

The Internal Revenue Service has not taken a position on the Life Paid-Up rider. You should consult Your tax advisor regarding this rider.

Return of Cost of Insurance Rider
This rider provides for the return of the cost of insurance charges. The returned charges are credited to the Policy Value annually on the policy anniversary in equal amounts over a period of five years. The total amount credited is the sum of the cost of insurance charges for the Face Amount paid up to the time this benefit begins. The benefits begin as of the later of the last day of the 15th Policy Year or the last day of the Insured’s Attained Age 59 Policy Year. The benefit is applied according to the premium allocation instructions in effect at that time. If the policy terminates for any reason or becomes paid-up due to the Life Paid-Up Rider, any benefit not credited is forfeited. This rider is added automatically to all Policies. There is no charge for this rider.

Salary Increase Rider
This rider is available on business owned or business sponsored Policies only and provides increases in the Face Amount, up to the rider benefit amount, based on salary adjustments without requiring evidence of insurability. The rider benefit amount is any amount You select subject to the then current underwriting guidelines. For Insureds with a risk classification of standard or better, the charge for this rider is taken at a monthly rate of $0.13 per $1,000 of rider benefit in excess of $30,000. When exercised, the Monthly Policy Charge and surrender charge will be increased to cover the costs and charges for any increase in the Face Amount made under this rider. The rider may be elected at any time prior to issue and if elected, the Cost of Living Increase Rider is not available. If You elect this rider, We will not add the Cost of Living Increase Rider to Your Policy.

Surrender Value Enhancement Rider
This rider provides for a waiver of a portion of the surrender charges for a limited time. If You fully surrender Your Policy within the first seven Policy Years, We will reduce the amount of surrender charge We collect; provided, however, that the full policy surrender is not related to a replacement or exchange. In addition, We may provide an additional amount that is equivalent to a stated percentage of the sum of premiums received less partial surrenders since issue. The additional amount varies by age, gender and risk class of the Insured. The rider is only available for Policies issued for business cases and approved premium finance cases. Premium financing involves the lending of money, typically by a third party finance entity, to cover the cost of an insurance premium. Policies with the rider must be sufficiently funded as defined in Our then current underwriting guidelines. The rider may not be added after the Policy has been issued. The use of this rider disqualifies the use of the Cost of Living Increase Rider and the Salary Increase Rider. If the Policy is issued with the rider, an additional sales charge (independent of the sales charge applicable to all Policies) is imposed on premium paid in excess of Target Premium in the first seven Policy Years. Contact your registered representative to see if this rider is available for Your Policy.

Waiver of Monthly Policy Charges Rider
This rider pays the Monthly Policy Charges of the Policy if the Insured becomes disabled (as described in the rider) and loses his/her ability to earn an income. Our approval, under Our then current underwriting guidelines, is required to add this rider. The rider may be added at any time that the Insured’s Attained Age is not greater than 59. There is a charge for this rider and the charge varies based on the Attained Age, risk classification and gender of the Insured. You may obtain more information about the charge that would apply to You by contacting Your registered representative or by phoning 1-800-247-9988 and requesting a personalized illustration.

Waiver of Specified Premium Rider
This rider pays the Planned Periodic Premium on the Policy if the Insured becomes disabled (as described in the rider) and loses his/her ability to earn an income. Our approval, under Our then current underwriting guidelines, is required to add this rider. The rider may be added at any time that the Insured’s Attained Age is not greater than 59. There is a charge for this rider and the charge varies based on the Attained Age, risk classification and gender of the Insured. You may obtain more information about the charge that would apply to You by contacting Your registered representative or by phoning 1-800-247-9988 and requesting a personalized illustration.

Reservation of Rights
We reserve the right to change the Policy to assure it continues to qualify as life insurance for tax purposes. However, We cannot make any guarantee regarding the future tax treatment of any Policy.

We reserve the right to modify or endorse the Policy in order to maintain compliance with applicable laws and regulations.

We also reserve the right to amend or terminate the special plans described in this prospectus; for example, preauthorized premium payments. You would be notified of any such action to the extent required by law.

Right to Exchange
During the first 24 months after the Effective Date (except during a grace period), You have the right to make an irrevocable, one-time election to transfer all of Your Division and Fixed DCA Account values to the Fixed Account. No charge is imposed on this transfer. The Policy Value immediately after the transfer will be the same as immediately before the transfer. From the exchange date forward, the Policy Value will no longer be affected by the investment performance of the Divisions.

Your request must be in writing and be signed by the Owner(s). The request must be postmarked or delivered to Our home office before the end of the 24-month period. The transfer is effective when We receive Your Written Request.

In states where required, during the first 24 months after the Effective Date (except during a grace period), the Policy can be exchanged for a new permanent fixed benefit life insurance policy that We make available that is not term or variable insurance, subject to specified conditions.

Suicide
Death proceeds are not paid if the Insured dies by suicide, while sane or insane, within two years of the Policy Date (or two years from the date of Face Amount increase with respect to such increase). In the event of the suicide of the Insured within two years of the Policy Date, Our only liability is a refund of premiums paid, without interest, minus any Loan Indebtedness and partial surrenders. In the event of suicide within two years of a Face Amount increase, Our only liability with respect to that increase is a refund of the cost of insurance for the increase. This amount will be paid to the beneficiary(ies). The length of the suicide period may vary in some states.

Delay of Payments or Transfers
Payment due to exercise of Your rights under the examination offer provision, surrenders, policy loans, death or maturity proceeds, and transfers to or from a Division are generally made within five days after We receive Your instructions in a form acceptable to Us. This period may be shorter where required by law. However, payment of any amount upon return of the Policy, full or partial surrender, policy loan, death, maturity or the transfer to or from a Division may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940.

The right to sell shares may be suspended during any period when:

•	trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays, or

•	an emergency exists, as determined by the SEC, as a result of which:

•	disposal by a fund of securities owned by it is not reasonably practicable;

•	it is not reasonably practicable for a fund to fairly determine the value of its net assets; or

•	the SEC permits suspension for the protection of security holders.

If a payment or transfer is delayed and Your instruction is not canceled by Your written Notice the transaction will occur on the first Business Day following the expiration of the permitted delay. The transaction is generally made within five days thereafter.

In addition, We reserve the right to defer payment of that portion of Your Policy Value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 Business Days) to allow the check to clear the banking system.

We may defer payment of proceeds payable out of the Fixed Account and/or Fixed DCA Account for a period of up to six months.
PREMIUMS

Payment of Premiums
You may make unscheduled premium payments and/or planned periodic premiums. Planned periodic premiums are premiums in the amount and on the frequency you plan to pay. We will send premium reminder notices if you establish an annual, semiannual, or quarterly planned payment schedule. You may set up monthly preauthorized withdrawals to allow us to automatically deduct premium payments from your checking or other financial institution account.

The amount and frequency of your premium payments affects the policy value, the net policy value, and how long the Policy remains in force.

Premium payments may be delivered to us as follows:

•	If you have established an annual, semiannual, or quarterly planned payment schedule, by sending payment in the reply envelope enclosed in the premium reminder notice; or

•	By mailing your payment according to the instructions below.

Premium Payment Mailing Instructions:
Principal National Life Insurance Company
P.O. Box 10431
Des Moines, Iowa 50306-0431

Payments are to be made via personal or financial institution check (for example, a bank or cashier’s check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, money orders, travelers checks, credit card checks, and foreign checks.

Premiums Affecting Guarantee Provisions
No-Lapse Guarantee
Your initial premium must be at least the No-Lapse Guarantee Monthly Premium. After the initial premium, You may determine the amount and timing of subsequent premium payments (with certain restrictions); however, We recommend You continue to pay at least the No-Lapse Guarantee Monthly Premium. By meeting the No-Lapse Guarantee Monthly Premium requirement, Your Policy is guaranteed not to terminate during the first ten Policy Years even if the Net Surrender Value is insufficient to cover the Monthly Policy Charge.

The no-lapse guarantee monthly premium is ((a) times (b)) divided by (c) where:
(a)    is the Face Amount divided by 1,000.
(b)    is the No-Lapse Guarantee Monthly Premium rate.
(c)    is 12.

The No-Lapse Guarantee Monthly Premium requirement is met if ((a) minus (b)) is greater than or equal to (c) where:

(a)	is the sum of premiums paid.

(b)	is the sum of all Loan Indebtedness and partial surrenders.

(c)	is the sum of the no-lapse guarantee monthly premiums since the Policy Date to the most recent Monthly Date.

If the no-lapse premium requirement is not met and the Net Surrender Value is insufficient to cover the Monthly Policy Charge, the Policy may terminate in the first ten Policy Years.

The No-Lapse Guarantee Monthly Premium rate is per $1,000 of Face Amount and may vary by issue age, risk classification, gender* and tobacco status. The no-lapse guarantee monthly premium is shown on Your Policy.

*	For Policies issued in states which require unisex pricing or in connection with employment related insurance and benefit plans, the premiums are not based on the gender of the Insured.

Death Benefit Guarantee
If the Death Benefit Guarantee Rider is made a part of Your Policy and You pay at least the Death Benefit Guarantee Premium Requirement, the death benefit guarantee period may last longer than the ten year period provided by the no-lapse guarantee provision. You choose whether You want the no-lapse guarantee period to extend to the Insured’s Attained Age 65, Attained Age 85 or Attained Age 100. Generally, a longer death benefit guarantee period will have a higher premium requirement.

The death benefit guarantee monthly premium is ((a) times (b)) divided by (c) where:
(a)    is the Face Amount divided by 1,000.
(b)    is the death benefit guarantee premium rate.
(c)    is 12.

Example If the Face Amount is $250,000 with Death Benefit Option 2 and the Insured is a 40-year old male with a risk classification of preferred non-tobacco:
	Premium Rate	Death Benefit Guarantee Monthly Premium
Death Benefit Guarantee to Attained Age 65	$12.57	$261.88
Death Benefit Guarantee to Attained Age 85	$21.04	$438.34
Death Benefit Guarantee to Attained Age 100	$26.82	$558.75

You choose the death benefit guarantee period based on Your scheduled premium payments. The Death Benefit Guarantee Premium Requirement is met if ((a) minus (b)) is greater than or equal to (c) where:

(a)	is the sum of premiums paid.

(b)	is the sum of all Loan Indebtedness and partial surrenders.

(c)	is the sum of the death benefit guarantee monthly premiums since the Policy Date to the most recent Monthly Date.
If the Death Benefit Guarantee Premium Requirement is not met, the Death Benefit Guarantee Rider will terminate.

The death benefit guarantee premium rate is per $1,000 of Face Amount and may vary by issue age, risk classification, gender* and tobacco status. The death benefit guarantee monthly premium is shown on Your Policy.

*	For Policies issued in states which require unisex pricing or in connection with employment related insurance and benefit plans, the premiums are not based on the gender of the Insured.

Premium Limitations
In no event may the total of all premiums paid, both scheduled and unscheduled, be more than the maximum premium payments allowed for life insurance under the Internal Revenue Code. If You make a premium payment that would result in total premiums exceeding the maximum limitation, We only accept that portion of the payment that makes total premiums equal the maximum. Unless otherwise directed, any excess will be promptly returned and no further premiums are accepted until allowed by the current maximum premium limitations.

If any premium payment increases the Policy’s death benefit by more than it increases the Policy Value, We reserve the right to refund all or part of the premium payment. This can occur when Your Policy’s death benefit is equal to the minimum death benefit as described in DEATH BENEFITS AND POLICY VALUES – IRS Definition of Life Insurance, If all or part of the premium payment is not refunded, We may require satisfactory evidence of insurability.

The minimum initial premium required is the monthly No-Lapse Guarantee Monthly Premium. There is no minimum amount requirement for subsequent premiums; however, insufficient premium payments may cause the policy to lapse as described above in POLICY TERMINATION AND REINSTATEMENT - Policy Termination (Lapse).

Allocation of Premiums
Your initial Net Premium (and other Net Premiums We receive prior to and on the Effective Date through twenty days after the Effective Date) is allocated to the Money Market Division at the end of the Business Day We receive the premium. Twenty-one days after the Effective Date, the money is reallocated to the Divisions, Fixed Account and/or Fixed DCA Account according to Your instructions. If the twenty-first day is not a Business Day, the transfer will occur on the first Business Day following the twenty-first day from the Effective Date. This transfer will not be subject to any fees, nor will it be deemed a transfer for purposes of identifying market timing activity.

Example:
The Effective Date of Your Policy is February 1st. Your Net Premium is allocated to the Money Market Division at the end of the Valuation Period We receive the premium. At the close of business on February 21st, the Net Premium is reallocated to the Divisions, Fixed Account and/or Fixed DCA Account that You selected.

Net Premium payments received after the twenty-day period are allocated to the Divisions, the Fixed Account and/or Fixed DCA Account according to Your premium allocation instructions. For each Division, Fixed Account and Fixed DCA Account, the allocation percentage must be zero or a whole number. The total of all allocation percentages must equal 100. Net Premium payments are allocated as of the Valuation Period in which they are received.

At any time, You may change the percentage allocation for future premium payments by:

•	sending a Written Request to Us;

•	calling Us at 1-800-247-9988 (if telephone privileges apply); or

•	visiting www.principal.com (if internet privileges apply).

The allocation changes are effective at the end of the Valuation Period in which Your new instructions are received.

NOTE:
We reserve the right to keep the initial premium payment in the Money Market Division longer than 20 days to correspond to the examination offer periods of a particular state’s replacement requirements.

Division Valuation
There is no guaranteed minimum Division value. Its value reflects the investment experience of the Division. It is possible that the investment performance could cause a loss of the entire amount allocated to the Division. Without additional premium payments or a Death Benefit Guarantee Rider, it is possible that no death benefit would be paid upon the Insured’s death.

At the end of any Valuation Period, Your value in a Division is:

•	the number of Units You have in the Division

•	multiplied by the value of a Unit in the Division.

The number of Units is the total of Units purchased by allocations to the Division from:

•	Your initial premium payment (less Premium Expense Charges);

•	plus subsequent premium payments (less Premium Expense Charges);

•	plus transfers from another Division, the Fixed Account or the Fixed DCA Account minus Units sold:

•	for partial surrenders from the Division;

•	as part of a transfer to another Division, the Fixed Account or the Loan Account; and

•	to pay Monthly Policy Charges and any transaction fees.

We calculate unit values on days that the NYSE is open for trading and trading is not restricted. We do not calculate unit values on these recognized holidays: New Year’s Day; Labor Day; Martin Luther King, Jr. Day; Thanksgiving; President’s Day; Christmas; Good Friday, Memorial Day and Independence Day. In addition, We do not calculate unit values if an emergency exists making disposal or valuation of securities held in the Underlying Mutual Funds impracticable or if the SEC, by order, permits a suspension or postponement for the protection of security holders.

To calculate the unit value of a Division, the unit value from the previous Business Day is multiplied by the Division’s net investment factor for the current Valuation Period. The number of Units does not change due to a change in unit value.

The net investment factor measures the performance of each Division. The net investment factor for a Valuation Period is calculated as follows:

[{the share price of the Underlying Mutual Fund at the end of the valuation period before that day’s transactions
plus
the per share amount of the dividend (or other distribution) made by the mutual fund during the Valuation Period}
divided by
the share price of the Underlying Mutual Fund at the end of the previous Valuation Period after that day’s transactions]

When an investment owned by an Underlying Mutual Fund pays a dividend, the dividend increases the net asset value of a share of the Underlying Mutual Fund as of the date the dividend is recorded. As the net asset value of a share of an Underlying Mutual Fund increases, the Unit value of the corresponding Division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of Units You own in the Division.

DEATH BENEFITS AND POLICY VALUES

Death Proceeds
If coverage is in effect and the Insured dies before the Policy Maturity Date, We pay death proceeds upon Our receipt of:

•	Proof of the death of the Insured (typically, a death certificate) and

•	A completed and signed Beneficiary’s Statement (Claim Form):

•	If the beneficiary is a trust, the Claim Form must be signed by the trustee(s) and We must also receive a copy of the Trust Agreement and/or Our Trustee Certification form.

•
If the beneficiary is a corporation or other entity, the Claim Form must be signed by a corporate officer and We must also receive proof of that person’s signing authority (e.g., a copy of the Article of Incorporation or By-Laws indicating the authority of the office and a current Board resolution naming the officer(s) authorized to sign on behalf of the entity) and a Certificate of Good Standing or Certificate of Existence provided by the state where the entity was incorporated or otherwise created.

Payment of the death proceeds will be made within seven Business Days of receipt of the required documentation. We pay death proceeds first to the assignee, if any, in a lump sum. We pay the remainder to Your named beneficiary(ies) as described below. If no beneficiary(ies) survives the Insured, We will pay the death proceeds to the Owner or the Owner’s estate unless You have given Us written Notice otherwise.

We will pay death proceeds according to the benefit payment option (shown below) that You have chosen. If You do not select a benefit payment option, Your named beneficiary(ies) may each choose to receive payment in a lump sum or according to a benefit payment option. If Your beneficiary(ies) does not choose a benefit payment option, We will pay the death proceeds in a lump sum.

The death proceeds are calculated as of the date of the Insured’s date of death and include:

•	the death benefit described below in DEATH BENEFITS AND POLICY VALUES — Death Benefit Options;

•	minus Loan Indebtedness;

•	minus any overdue Monthly Policy Charges if the Insured died during a grace period;

•	plus interest on the death proceeds as required by state law.

We pay interest on death proceeds as required by law.

Benefit Payment Instructions
While the Insured is alive, You may give Us instructions for payment of death proceeds under one of the fixed benefit payment options shown below. If We have not received written benefit payment instructions from You prior to the Insured’s death, each of Your beneficiaries may select either a lump sum distribution or one of the benefit payment options shown below. You may change Your benefit payment instructions by sending Us written Notice. If You change Your beneficiary(ies) designation, Your prior benefit payment instructions are automatically revoked.

Benefit Payment Options

•	Customized Benefit Arrangement
We will make benefit payments based on arrangements You have requested and We have agreed to in writing; e.g., equal payments made over a specified period of time; joint and survivor life income with a reduced survivor benefit, etc.

•	Life Income
We will make benefit payments for a person’s lifetime; payments stop after the death of that person. It is possible that We would make no payments if the person were to die before the first payment was due.

•	Life Income with Period Certain
We will make benefit payments for the longer of a person’s lifetime or a guaranteed period that You specify (must be between 5 to 30 years). If the person dies before all of the guaranteed payments have been made, We will continue to make the guaranteed payments to the person(s) You or Your beneficiary designate until the end of the guaranteed period.

•	Joint and Survivor Life Income
We will make benefit payments for the longer of the lifetimes of two named people. Payments stop upon the death of the survivor of the two persons. It is possible that We would make no payments if both persons were to die before the first payment was due.

•	Joint and Survivor Life Income with Period Certain
We will make benefit payments for the longer of the lifetimes of two named people or a guaranteed payment period that You specify (must be between 5 to 30 years). If both people die before all of the guaranteed payments have been made, We will continue to make the guaranteed payments to the person(s) You or Your beneficiary designates until the end of the guaranteed period.

These benefit payment options are also available if the Policy matures or is surrendered.

Death Benefit Options
The death benefit option is selected at the time of application. If a death benefit option is not chosen, the Policy will be issued with Death Benefit Option 1.

The three death benefit options available are:

•	Death Benefit Option 1 – the death benefit equals the greater of:

•	the Face Amount; or

•	the amount found by multiplying the Policy Value by the applicable percentage*.

•	Death Benefit Option 2 – the death benefit equals the greater of:

•	the Face Amount plus the Policy Value; or

•	the amount found by multiplying the Policy Value by the applicable percentage*.

•	Death Benefit Option 3 – the death benefit equals the greater of:

•	the Face Amount plus the greater of a) premiums paid less partial surrenders or b) zero; or

•	the amount found by multiplying the Policy Value by the applicable percentage*.

*
The applicable percentage tables are in APPENDIX D and are based on Our interpretation of Section 7702 of the Internal Revenue Code as set forth below. The table which applies to Your Policy is determined by Your choice of either the guideline premium/cash value corridor test or the cash value accumulation test.

Example:	The following assumptions are made to demonstrate the use of the Tables found in APPENDIX D.
Death Benefit Option: 1
Face Amount: $250,000
Policy Value: $150,000
Definition of Life Insurance Test: Guideline Premium/Cash Value Corridor Test Attained Age: 40
Risk Class: Preferred Non-Tobacco
Applicable Percentage:  250%
Death Benefit = $375,000 ($150,000 x 250%)

If the Definition of Life Insurance Test was the Cash Value Accumulation Test, the applicable percentage would be 399.00% (assuming the Insured is a male) and the death benefit would be $598,500.

Change in Death Benefit Option
You may change the death benefit option on or after the first policy anniversary. Up to two changes are allowed per Policy Year. Your request must be made in writing and approved by Us. The effective date of the change will be the Monthly Date that coincides with, or next follows, Our approval. If the death benefit option change involves a Face Amount decrease, You may elect to keep the current Face Amount, subject to underwriting review and approval.

The option may not be changed from Death Benefit Option 1 to Death Benefit Option 3 or from Death Benefit Option 2 to Death Benefit Option 3. We will increase or decrease the Face Amount so that the death benefit immediately after the change equals the death benefit before the change.

Changing from Death Benefit Option 1 to Death Benefit Option 2
We will decrease the Face Amount. The amount of the decrease is equal to the Policy Value on the effective date of the change. If there have been increases in the Face Amount, the decrease of Face Amount will be made on a last in, first out basis. Because the death benefit can continue to increase under Death Benefit Option 2, therefore increasing the Company’s risk, We may require proof of insurability. In addition, cost of insurance charges will likely increase.

Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,000,000	$50,000
after the change	after the change	after the change
$950,000 ($1,000,000 - $50,000)	$1,000,000 ($950,000+$50,000)	$50,000

Changing from Death Benefit Option 2 to Death Benefit Option 1
We will increase the Face Amount. The amount of the increase is equal to the Policy Value on the effective date of the change. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required. Cost of insurance charges will likely decrease.

Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,050,000 ($1,000,000 + $50,000)	$50,000
after the change	after the change	after the change
$1,050,000 ($1,000,000 + $50,000)	$1,050,000	$50,000

Changing from Death Benefit Option 3 to Death Benefit Option 1
We will increase the Face Amount. The amount of the increase is equal to the amount by which the total premiums paid exceed total partial surrenders as of the effective date of the change. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required. Cost of insurance charges will likely decrease. This example assumes total premiums paid are $30,000, total partial surrenders are $10,000.

Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,020,000 ($1,000,000 + ($30,000 - $10,000))	$50,000
after the change	after the change	after the change
$1,020,000 ($1,000,000 + ($30,000 - $10,000))	$1,020,000	$50,000

Changing from Death Benefit Option 3 to Death Benefit Option 2
We will either increase or decrease the Face Amount by subtracting the Policy Value from the greater of a) premiums paid less partial surrenders and b) zero. Because the death benefit can continue to increase under Death Benefit Option 2, therefore, increasing the Company’s risk, We may require proof of insurability. In addition, cost of insurance charges will likely increase. This example assumes that total premiums paid are $30,000, total partial surrenders are $10,000.

Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,020,000 ($1,000,000 + ($30,000 - $10,000))	$50,000
after the change	after the change	after the change
$970,000 ($1,000,000 + ($30,000 - $10,000) - $50,000)	$1,020,000 ($970,000 + $50,000)	$50,000

IRS Definition of Life Insurance
The Policy should qualify as a life insurance contract as long as it satisfies either the guideline premium/cash value corridor test or the cash value accumulation test as defined under Section 7702 of the Internal Revenue Code. One of these tests is chosen on the application. If a test is not chosen, the Policy will comply with the guideline premium/cash value corridor test. Once a test is chosen, it cannot be changed on the Policy.

The guideline premium/cash value corridor test places limitations on the amount of premium payments that may be made and on Policy Values that can accumulate relative to the death benefit. Guideline premium limits are determined when the Policy is issued and can vary by the death benefit option chosen. Guideline premium limits will likely change due to any Adjustment to the Policy.

If at any time a premium is paid which would result in total premiums exceeding the current guideline premium limits, We accept only that portion of the premium which would make the total premiums equal the guideline premium limits.

The cash value accumulation test does not place limitations on the amount of premium payments but limits the amount of Policy Values that can accumulate relative to the death benefit.

To satisfy either test, the ratio of the death benefit to the Policy Value must be at least as great as the applicable percentage shown in APPENDIX D. As the Policy Value increases, the minimum death benefit may be required to increase. Because the cost of insurance You pay is based in part on the amount of the death benefit, an increase in the death benefit increases the cost of insurance.

As compared to the cash value accumulation test, the guideline premium/cash value corridor test generally has:

•	smaller applicable percentages

•	lower minimum death benefit

•	lower cost of insurance charges

•	better Policy Value growth.

The smaller applicable percentages lead to a lower minimum death benefit and thus lower cost of insurance charges. Lower charges result in better Policy Value growth.

This may not be the result in all cases. The specifics of each Policy determine which test is more suitable. Illustrations using each of the tests will help You determine which test meets Your objectives. An illustration may be obtained from Your registered representative or by calling 1-800- 247-9988.

The table below demonstrates the minimum death benefit based on the test chosen.
The example below is based on the following:

•	The Insured is a male with an Attained Age of 40 at the time the Policy was issued. He dies at the beginning of the sixth Policy Year (Attained Age 45).

•	Face Amount is $100,000.

•	Death Benefit Option 1.

•	Policy Value at the date of death is $25,000.

•	The minimum death benefit under the guideline premium/cash value corridor test is $53,750 (assuming an applicable percentage of 215% x Policy Value).

•	The minimum death benefit under the cash value accumulation test is $84,172.50 (assuming an applicable percentage of 336.69%).

	The death benefit payable is the larger of these two amounts
	Face amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$53,750	$74,753.98
Cash Value Accumulation Test	$100,000	$84,172.50	$74,753.98

Here’s the same example, but with a Policy Value of $75,000. Because the Policy Value has increased, the minimum death benefit is now:

•	$161,250 for the guideline premium/cash value corridor test.

•	$252,517.50 for the cash value accumulation test.

	The death benefit payable is the larger of these two amounts
	Face amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$161,250	$85,853.29
Cash Value Accumulation Test	$100,000	$252,517.50	$176,896.26

Keep in mind that cost of insurance charges, which affect Your Policy’s value, increase with the amount of the death benefit, as well as over time. The cost of insurance is charged at a rate per $1,000 of the Net Amount at Risk. As the Net Amount at Risk increases, the cost of insurance increases. Policy Value also varies depending on the performance of the investment options in Your Policy.

All transactions will be subject to the limits as defined under Section 7702 of the Internal Revenue Code. A transaction may not be allowed, or an increase in Face Amount may be required, if the transaction would cause a refund of premium and/or distribution of the Policy Value in order to maintain compliance with the Section 7702 limits.

Maturity Proceeds
The Policy Maturity Date is the policy anniversary where the Insured’s Attained Age is 121. If the Insured is living on the Policy Maturity Date, the Policy is in force and You do not want the Policy Maturity Date extended by the Extended Coverage Rider, maturity proceeds equal to the Net Surrender Value are paid. If the Extended Coverage Rider is attached but You wish to receive the maturity proceeds at the Policy’s maturity and avoid conversion to Death Benefit Option 1, You must send Notice to Our home office.

The maturity proceeds are paid either as a cash lump sum on the Policy Maturity Date or under the benefit payment option You have selected. Only if the Extended Coverage Rider is present on the Policy will the Policy Maturity Date automatically be extended to the date of the Insured’s death (as explained in GENERAL DESCRIPTION OF THE POLICY - Optional Insurance Benefits).

Adjustment Options
Increase in Face Amount
You may request an increase at any time provided that the Policy is not in a grace period and Monthly Policy Charges are not being waived under a rider. The minimum increase in Face Amount is $50,000 ($10,000 for special underwriting programs). A Face Amount increase request made in the first 10 Policy Years will increase the No-Lapse Guarantee Monthly Premium for the remainder of the 10 years.

The request must be made on an adjustment application. The application must be signed by the Owner(s) and the Insured. If Your request is not approved, no changes are made to Your Policy.

We will approve Your request if:

•	the Insured is alive at the time of Your request; and

•	the Attained Age meets Our then current underwriting requirements; and

•	We receive evidence satisfactory to Us that the Insured is insurable under Our underwriting guidelines in place at the time of Your request.

The increase in Face Amount is in a risk classification determined by Us. The Adjustment is effective on the Monthly Date on or next following Our approval of Your request.

If You want insurance coverage to start at the time the adjustment application is submitted, an “adjustment premium” payment must be sent with the completed application. The amount of the adjustment premium is based on the Face Amount of the Policy, issue age, gender and tobacco status. This amount is shown on the policy illustration provided to You by Your registered representative. If this amount is submitted with the application, an adjustment premium conditional receipt will be given to You. The receipt acknowledges the adjustment premium payment and details any interim conditional insurance coverage.

Any adjustment premium payment made in connection with the adjustment application is held in Our General Account without interest (for a period of up to 60 days) while We complete underwriting for the Adjustment. If We approve the Adjustment, on the effective date of the Adjustment, the amount of the adjustment premium payment being held minus the Premium Expense Charge is moved to the Divisions, Fixed Account and/or Fixed DCA Accounts according to Your then current premium allocation percentages.

The cost of insurance charge will increase in the event of an increase in a Policy’s Face Amount. If there is insufficient value to pay the higher charges after an increase in Face Amount, the entire Policy (not just the incremental increase in Face Amount) will terminate, unless the no-lapse or death benefit guarantees are in effect.

Decrease in Face Amount
On or after the first policy anniversary, You may request a decrease in the Face Amount. No transaction fee is imposed on decreases in the Face Amount. A decrease in Face Amount lowers the cost of insurance charges but does not reduce surrender charges or the No-Lapse Guarantee Monthly Premium requirement. A decrease is requested as follows:

•	the request must be made on an adjustment application;

•	the application must be signed by the Owner(s);

•	the Policy is not in a grace period;

•	Monthly Policy Charges are not being waived under a waiver rider;

•	the decrease is at least the minimum amount as determined by Our underwriting guidelines in place at the time of Your request;

•	the decrease may not reduce the Face Amount below $100,000;

•	cumulative Face Amount decreases in Policy Years two through five cannot exceed 35% of the Initial Face Amount; and

•	if there have been previous increases in the total Face Amount, the decrease of total Face Amount will be made on a last in, first out basis.

A decrease may not be allowed if the decrease would cause a refund of premium and/or the distribution of the Policy Value in order to maintain compliance with the limits required by the Internal Revenue Code relating to the definition of life insurance.

Policy Values
Your Policy Value is equal to the sum of the values in Your Divisions, Fixed Account, Fixed DCA Account and Loan Account.

•	Your Policy Value increases as premiums are applied and when interest is credited.

•	Your Policy Value decreases as policy loans, partial surrenders, unpaid loan interest and policy expenses are deducted.

•	Your Policy Value can increase or decrease as the investment experience of Your chosen Divisions fluctuates.

SURRENDERS AND PARTIAL SURRENDERS

Surrenders
You must send Us a Written Request for any surrender. The request must be signed by all Owners, irrevocable beneficiary(ies), if any, and any assignees. The surrender is effective and the Surrender Value calculated as of the end of the Valuation Period during which We receive the Written Request for surrender. Partial surrenders may negatively affect Your no-lapse guarantee provision and Your Death Benefit Guarantee Rider, if applicable.

Total and partial surrenders from the Policy are generally paid within five Business Days of Our receipt of the Written Request for surrender. Certain delays in payment are permitted (see GENERAL DESCRIPTION OF THE POLICY - Delay of Payments).

Full Surrender
You may surrender the Policy while the Policy is in effect. If the full surrender is within ten years of the Policy Date or a Face Amount increase, a surrender charge is imposed. There is no refund of any Monthly Policy Charges deducted before the full surrender effective date.

We reserve the right to require You to return the Policy to Us prior to making any payment though this does not affect the amount of the Surrender Value.

Unscheduled Partial Surrender
On or after the first policy anniversary and prior to the Policy Maturity Date, You may surrender a part of the Net Surrender Value. Up to two unscheduled partial surrenders may be made during a Policy Year. An unscheduled partial surrender may not be less than $500. The total of Your two unscheduled partial surrenders during a Policy Year may not be greater than 75% of the Net Surrender Value (as of the date of the request for the first unscheduled partial surrender in that Policy Year). The unscheduled partial surrender may not decrease the Face Amount to less than $100,000.

Your Policy Value is reduced by the amount of the surrender. Partial surrenders will negatively affect Your death benefit and Your Death Benefit Guarantee Rider if applicable. We surrender Units from the Divisions and/or values from the Fixed Account to equal the dollar amount of the surrender request. The surrender is deducted from Your Division(s) and/ or Fixed Account according to the surrender allocation percentages You specify. If surrender allocation percentages are not specified, the deduction is made using Your Monthly Policy Charge allocation percentages. No surrender charge is imposed on an unscheduled partial surrender.

An unscheduled partial surrender may cause a reduction in Face Amount. If the Face Amount had been increased, any reduction of the Face Amount is made on a last in, first out basis.

•
If the Death Benefit Option 1 is in effect and the death benefit equals the Face Amount, the Face Amount is reduced by the amount of the unscheduled partial surrender that is not deemed to be a preferred partial surrender. In situations where the death benefit is greater than the Face Amount, the Face Amount is reduced by the amount the unscheduled partial surrender exceeds the difference between the death benefit and Face Amount.

Preferred Partial Surrender (pertains only if Death Benefit Option 1 is in effect)
During Policy Years two through fifteen, 10% of the Net Surrender Value as of the end of the prior Policy Year may be surrendered without a subsequent decrease in the Face Amount. Any amount surrendered in excess of 10% causes a reduction in the Face Amount. The 10% preferred partial surrender privilege is not cumulative from year-to-year and cannot exceed $100,000 in any Policy Year or $250,000 over the life of the Policy.

The maximum amount of preferred partial surrenders in a Policy Year is the lesser of ((a) plus (b)) or (c) where:

(a)	is the amount of the unscheduled partial surrender.

(b)	is the amount of any preferred partial surrenders in the same Policy Year.

(c)	is 10% of the Net Surrender Value at the end of the prior Policy Year.

•	If the Death Benefit Option 2 is in effect, there is no reduction in the Face Amount upon an unscheduled partial surrender.

•	If the Death Benefit Option 3 is in effect, the Face Amount is reduced by the lesser of (a) or (b) where:

(a)	is the unscheduled partial surrender amount;

(b)	is the greater of (i) the amount that total partial surrenders exceed total premiums paid, or (ii) zero.

Scheduled Partial Surrender
On or after the first policy anniversary and prior to the Policy Maturity Date, You may elect to receive part of Your Net Surrender Value automatically on any Monthly Date.

•	You select the amount of the surrender and the surrender frequency (annually, semi-annually, quarterly or monthly (based on Policy Year)).

•	The surrender is deducted from Your Division(s) and/or Fixed Account according to Your Monthly Policy Charge allocation percentages.

•	Each scheduled partial surrender may not be greater than 90% of the Net Surrender Value (as of the date of the scheduled partial surrender).

•
Scheduled partial surrenders will continue until We receive Your instructions to stop them or until surrenders equal premiums paid. Once surrenders equal premiums paid, if there is any remaining Net Surrender Value, scheduled policy loans will automatically begin, unless You direct Us otherwise, so as to provide You the same dollar amount at the same frequency as You had received under the scheduled partial surrenders.

•	A scheduled partial surrender may cause a reduction in Face Amount:

•	If Death Benefit Option 1 is in effect and the death benefit equals the Face Amount:

•	on the first Monthly Date a scheduled partial surrender is effective (and each subsequent policy anniversary) the Face Amount is reduced.

•	the amount of the reduction is the sum of the scheduled partial surrenders planned for that Policy Year that are not deemed to be a preferred partial surrender.

•
If the amount of the scheduled partial surrender is increased, the Face Amount is reduced on the Monthly Date the change is effective. If the amount of the scheduled partial surrender is decreased, the Face Amount is not increased.

If the death benefit is greater than the Face Amount, the Face Amount is reduced by the amount determined above which exceeds the difference between the death benefit and Face Amount.

Preferred Partial Surrender (pertains only if Death Benefit Option 1 is in effect)
During Policy Years two through fifteen, 10% of the Net Surrender Value as of the end of the prior Policy Year may be surrendered without a subsequent decrease in the Face Amount. Any amount surrendered in excess of 10% causes a reduction in the Face Amount. The 10% preferred partial surrender privilege is not cumulative from year-to-year and cannot exceed $100,000 in any Policy Year or $250,000 over the life of the Policy.

The maximum amount of preferred partial surrenders in a Policy Year is the lesser of ((a) plus (b)) or (c) where:
(a)    is the sum of the scheduled partial surrenders planned for that Policy Year.
(b)    is the amount of any preferred partial surrenders in the same Policy Year.
(c)    is 10% of the Net Surrender Value at the end of the prior Policy Year.

•	If the Death Benefit Option 2 is in effect, there is no reduction in the Face Amount due to scheduled partial surrenders.

•
If the Death Benefit Option 3 is in effect, the Face Amount is reduced on the first Monthly Date a scheduled partial surrender is effective and on each subsequent policy anniversary. The Face Amount may also be reduced on the Monthly Date any increase to a scheduled partial surrender is effective. The Face Amount is reduced by the lesser of (a) or (b) where:

(a)    is the scheduled partial surrender amounts planned for that Policy Year;
(b)    is the greater of (i) the amount that total partial surrenders exceed total premiums paid, or (ii) zero.

Examination Offer (Free-Look Provision)
It is important to Us that You are satisfied with the purchase of Your Policy. Under state law, You have the right to return the Policy for any reason during the examination offer period (a “free look”). If You properly exercise Your free look, We will rescind the policy and We will pay You a refund. The state in which the Policy is issued determines the examination offer period and the type of refund that applies.

Your premium payments are allocated to the Money Market Division when the examination offer period begins. Twenty-one days after that date, We will transfer Your premium payments to Your selected investment options (for more detail, see PREMIUMS – Allocation of Premiums). If You return this Policy before expiration of the examination offer period, We will refund Your full premium in states where required. In states where permitted, We will refund the Net Policy Value, which may be more or less than Your premium.

Your request to return the Policy must be in writing. The request and the Policy must be mailed to Us or returned to the agent no later (as determined by the postmark) than the last day of the examination offer period as shown below.

The examination offer period is the later of:

•	10 days after the Policy is delivered to You; or

•	such later date as specified by applicable state law.

NOTE:	See GENERAL DESCRIPTION OF THE POLICY – Delay of Payments.
LOANS

Policy Loans
While Your Policy is in effect (but after the examination offer period) and has a Net Surrender Value, You may borrow money from Us with the Policy as the security for the policy loan.

•	The maximum amount You may borrow is 90% of the Net Surrender Value as of the date We process the policy loan. The maximum amount You may borrow may be different in some states.

•	You may request a policy loan of $5,000 or less by calling Us at 1-800-247-9988. If You are requesting a policy loan of more than $5,000, Your request must be made in writing.

•	Generally, policy loan proceeds are sent within five Business Days from the date We receive Your request (see GENERAL DESCRIPTION OF THE POLICY — Delay of Payments).

•	Requests for policy loans from any joint Owner are binding on all joint Owners.

•	Policy loans may negatively affect Your no-lapse guarantee provision and Your Death Benefit Guarantee Rider, if applicable (see POLICY TERMINATION AND REINSTATEMENT — Policy Termination (Lapse)).

You are charged interest on any Loan Indebtedness. During the first ten Policy Years, the interest rate is 5.50% of Loan Indebtedness per year. After Policy Year ten, the interest rate is 4.00% of Loan Indebtedness per year. Interest accrues daily and is due and payable at the end of the Policy Year. If interest is not paid when due, it is added to the Loan Indebtedness. Adding unpaid interest to the Loan Indebtedness causes additional amounts to be withdrawn from Your Fixed Account, Fixed DCA Account and/or Division(s) and transferred to the Loan Account. Withdrawals are made in the same proportion as the allocation used for the most recent Monthly Policy Charge.

A policy loan generally has a permanent effect on Policy Values. If a policy loan had not been made, the Policy Value would reflect the investment experience of the Division(s) and the interest credited to the Fixed Account and Fixed DCA Account. In addition, Loan Indebtedness is subtracted from:

•	death proceeds at the death of the Insured;

•	Surrender Value upon full surrender or termination of a Policy; and

•	maturity proceeds paid.

Loan Indebtedness reduces Your Net Surrender Value. If the Net Surrender Value is less than the Monthly Policy Charges on a Monthly Date, the 61-day grace period provision applies (see POLICY TERMINATION AND REINSTATEMENT – Policy Termination (Lapse)).

If the Policy terminates with an outstanding loan balance, there may be negative tax consequences.

Loan Account
When a policy loan is taken, a Loan Account is established. The Loan Account is part of Our General Account.

An amount equal to the loan is transferred from Your Divisions and/or Fixed Account to Your Loan Account. You may instruct Us on the proportions to be taken from Your Divisions or the Fixed Account. There are no restrictions on which Divisions or accounts that the loan amount can be transferred from.

Your Loan Account earns interest from the date of transfer. The Loan Account interest rate is 4.00% of the amount in the Loan Account per year. Interest accrues daily and is paid at the end of the Policy Year.

The net policy loan charge is 1.50% of Loan Indebtedness in Policy Years 1-10 and 0.00% of Loan Indebtedness thereafter.

Unscheduled Loans
Unscheduled loans are available in all Policy Years. You may instruct Us on the proportions to be taken from Your accounts. If You do not provide such instruction, the loan amount is withdrawn in the same proportion as the allocation used for the most recent Monthly Policy Charge.

Scheduled Loans
After the first Policy Year, scheduled policy loans are available on any Monthly Date if You have withdrawn, through partial surrenders, an amount equal to or exceeding total premiums paid. A scheduled loan is the equivalent of a scheduled withdrawal of earnings following the withdrawal of all premiums paid. Scheduled loans may occur on a monthly, quarterly, semiannual or annual basis (based on the Policy Year). The loan amount is withdrawn from Your Divisions in the same proportion as the most recent Monthly Policy Charge.

Loan Payments
While the Policy is in force and before the Insured dies, You may pay the Loan Indebtedness as follows:

•	policy loans may be repaid totally or in part;

•	repayments are allocated to the Division(s), Fixed Account and Fixed DCA Account in the proportions used for allocation of premium payments;

•	payments that We receive that are not designated as premium payments are applied as loan repayments if there is any Loan Indebtedness;

•	the repayments are allocated as of the Valuation Period in which We receive the repayment; and

•	repayments are to be sent to Our home office.
POLICY TERMINATION AND REINSTATEMENT

Policy Termination (Lapse)
During the first 10 Policy Years, a Policy will enter a grace period and is at risk of terminating if (i) the Policy does not satisfy the “no-lapse guarantee test” described below and (ii) the Net Surrender Value on any Monthly Date is less than the Monthly Policy Charge.

After the first 10 Policy Years, a Policy will enter a grace period and is at risk of terminating if the Net Surrender Value on any Monthly Date is less than the Monthly Policy Charge.

During a grace period, as described below, You may pay the minimum required premium to keep Your Policy in force. A Policy will terminate if You have not paid the minimum required premium before the grace period expires.

The Policy also terminates:

•	when You make a full Policy surrender;

•	when death proceeds are paid; and

•	when the maturity proceeds are paid.
When the Policy terminates, all privileges and rights of the Owner(s) and all optional insurance benefits will end. Subject to certain conditions, You may reinstate a policy that has terminated (see POLICY TERMINATION AND REINSTATEMENT — Reinstatement).

No-Lapse Guarantee Test
During the first 10 Policy Years, a Policy will not enter a grace period if it meets the “no-lapse guarantee test,” even if the Policy’s Net Surrender Value is insufficient to meet the Monthly Policy Charge. A Policy satisfies the no-lapse guarantee test if ((a) minus (b)) is greater than or equal to (c), where:

(a)	is the sum of the premiums paid.

(b)	is the sum of all Loan Indebtedness and partial surrenders.

(c)	is the sum of the No-Lapse Guarantee Monthly Premiums since the Policy Date to the most recent Monthly Date.

The no-lapse guarantee does not protect the Policy beyond the tenth Policy Year. After the first 10 Policy Years, there is no guarantee that Your Policy will stay in force even if You make premium payments under Your Planned Periodic Premium schedule unless:

•	Your Policy’s Net Surrender Value is at least equal to the Monthly Policy Charge on the current Monthly Date; or

•	the Death Benefit Guarantee Rider is in effect.

Grace Period
If a policy is at risk of terminating, We will send You notice of a 61-day grace period during which You can pay the minimum required premium to keep Your Policy in force. This grace period begins on the date We mail the notice of impending policy termination to You. The notice will be sent to Your last post office address known to Us and will tell You the amount of the minimum required premium to avoid termination of Your Policy, payment instructions and the grace period end date. Your Policy will remain in force during the grace period. If We do not receive the minimum required premium payment by the end of the grace period, Your Policy will terminate without value.

No partial surrenders, Face Amount Adjustments, or policy loans may be made during a grace period.

Minimum Required Premium
During the first 10 Policy Years, the minimum required premium is the lesser of the cumulative premium shortfall or the Net Surrender Value shortfall, each set forth below:

The cumulative premium shortfall is the amount of premium necessary for the Policy to satisfy the No-Lapse Guarantee Monthly Premium requirement. The cumulative premium shortfall is equal to ((a) minus (b)) plus (c) where:
(a)    is the cumulative minimum monthly premium due at the start of the grace period.
(b)    is the amount equal to all premiums paid minus the sum of the Loan Indebtedness and partial surrenders.
(c)    is three No-Lapse Guarantee Monthly Premiums.

The Net Surrender Value shortfall is the amount of premium necessary to (i) reimburse Us for the Monthly Policy Charges during the grace period and (ii) provide enough Policy Value to pay the Monthly Policy Charge on the first Monthly Date after the grace period. The Net Surrender Value shortfall is equal to ((a) plus (b)) divided by (c) where:

(a)	is the amount by which the surrender charge is more than the Net Policy Value at the start of the grace period after the Monthly Policy Charge is deducted.
(b)    is three Monthly Policy Charges.
(c)    is 1 minus the Maximum Premium Expense Charge percentage.

After the first 10 Policy Years, the minimum required premium is the Net Surrender Value shortfall described above.

If the grace period ends before We receive the minimum required premium, We keep any remaining value in the Policy to cover past due Monthly Policy Charges. Adverse market fluctuations may cause the Policy to enter into subsequent grace periods.

The length of the Grace Period and/or the calculation for the minimum required premium may be different in some states.

Death During Grace Period
If the Insured dies during a grace period, We will pay the death benefit to the beneficiary(ies). The amount of the death benefit will be reduced by:

•	all Monthly Policy Charges due and unpaid at the death of the Insured; and

•	any Loan Indebtedness.

Reinstatement
Subject to certain conditions, You may reinstate a Policy that terminated as described in POLICY TERMINATION AND REINSTATEMENT - Policy Termination (Lapse). The Policy may be reinstated provided all of the following conditions are satisfied:
(a)    such reinstatement is prior to the Policy Maturity Date;
(b)    You have not surrendered the Policy;
(c)    not more than three years have elapsed since the Policy terminated (this time period may vary by state);
(d)    You supply evidence which satisfies Us that the Insured is alive and is insurable; and
(e)    You make the minimum required reinstatement premium as described below.

Minimum Required Premium
During the first 10 Policy Years, the minimum required premium is the lesser of the cumulative premium shortfall or the Net Surrender Value shortfall, each set forth below.

The cumulative premium shortfall is the amount of premium necessary for the Policy to satisfy the No-Lapse Guarantee Monthly Premium requirement following expiration of the grace period. The cumulative premium shortfall is ((a) minus (b)) plus (c) where:
(a)    is the cumulative minimum monthly premium due at the end of the grace period.
(b)    is the amount equal to all premiums paid minus the sum of the Loan Indebtedness and partial surrenders.
(c)    is three no-lapse guarantee monthly premiums.

The Net Surrender Value shortfall is the amount of premium necessary to (i) reimburse Us for the Monthly Policy Charges during the grace period and (ii) provide enough Policy Value to pay the Monthly Policy Charge for three Monthly Dates after the grace period. The Net Surrender Value shortfall is ((a) plus (b)) divided by (c) where:

(a)	is the amount by which the surrender charge is more than the Net Policy Value at the end of the grace period after the Monthly Policy Charge is deducted.

(b)	is three Monthly Policy Charges.

(c)	is 1 minus the Maximum Premium Expense Charge percentage.

During Policy Years 11 and later, the minimum required premium is the Net Surrender Value shortfall described above.

NOTE:
The minimum required premium during a grace period and the minimum required premium to reinstate a policy are calculated differently. The minimum required premium for reinstatement is calculated so as to allow Us to recover Monthly Policy Charges due and unpaid during the grace period and to provide enough Policy Value to pay three Monthly Policy Charges after reinstatement of the Policy. As a result, the minimum required premium for reinstatement will be higher than the minimum required premium for grace period.

Reinstatement will be effective on the next Monthly Date following the date We approve the reinstatement application. Your rights and privileges as Owner(s) are restored upon reinstatement. The reinstated Policy will have the same Policy Date as the original Policy.

If a policy loan or loan interest was unpaid when the Policy terminated, the policy loan must be reinstated or repaid (loan interest does not accrue over the period the Policy was terminated). We do not require payment of Monthly Policy Charges during the period the Policy was terminated.

Premiums received with Your reinstatement application are held in Our General Account without interest while We complete underwriting for the reinstatement. If the reinstatement is approved, premiums are allocated to Your selected Division(s), Fixed Account and/or Fixed DCA Account on the reinstatement date. We will use the premium allocation percentages in effect at the time of termination of the Policy unless You provide new allocation instructions.

If You reinstate Your Policy and then it is fully surrendered, a surrender charge may be imposed. The surrender charge, if any, is calculated based on the number of years the Policy was in force. The period of time during which the Policy was terminated is not included in these calculations.

In most states, if You reinstate Your Policy, the Death Benefit Guarantee Rider, the Life Paid-Up Rider, the Return of Cost of Insurance Rider and the Surrender Value Enhancement Rider are not reinstated.
TAX ISSUES RELATED TO THE POLICY

The following description is a general summary of the tax rules pertaining to life insurance policies. This section relates primarily to federal income taxes rules, regulations and interpretations, which in Our opinion are currently in effect but which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. While We reserve the right to change the Policy to assure it continues to qualify as life insurance for tax purposes, We cannot make any guarantee regarding the future tax treatment of any Policy.

NOTE:
Due to the complexity of these rules and because they are affected by the facts and circumstances of each Policy, You should consult with legal and tax counsel and other competent advisors regarding these matters.

Taxation of Death Proceeds
Under Section 101(a)(1) of the Internal Revenue Code, gross income does not include amounts received under a Policy if such amounts are paid by reason of the death of the insured. However, if the Policy is transferred for valuable consideration, then a portion of the death proceeds may be includable in the beneficiary’s gross income under Section 101(a)(2) of the Internal Revenue Code.

Under Section 101(g) of the Internal Revenue Code, certain amounts received under a Policy on the life of an insured who qualifies as a terminally or chronically ill individual can be excluded from gross income as an amount paid by reason of the death of the insured.

For employer-owned life insurance on the life of an insured who is an employee, the death benefit amount excluded from gross income is limited to the premiums and other consideration paid for the life insurance if the employer is directly or indirectly a beneficiary under the Policy unless certain requirements are met. These requirements are provided in Section 101(j) of the Internal Revenue Code and would include notice and consent by the insured of the life insurance coverage prior to the issuance of the coverage. These rules generally apply to employer-owned life insurance issued or materially changed on or after August 17, 2006.

Taxation of Maturity Proceeds
A taxable event may occur if the Net Surrender Value at maturity plus any Loan Indebtedness is greater than premiums paid less partial surrenders and premium refunds. The taxable amount is the difference between the Surrender Value and the remaining premiums in the policy.

Taxation of Growth in Policy Value
Any increase in Policy Value is not included in gross income while the Policy is in-force and continues to meet the definition of life insurance as defined under Section 7702 of the Internal Revenue Code. If a contract does not meet the definition of life insurance, the Owner will be subject to income tax on annual increases in cash value.

Taxation of Policy Surrenders and Partial Surrenders
A surrender or termination of the Policy may have income tax consequences. Upon surrender, the Owner(s) is not taxed on the Surrender Value except for the amount, if any, that exceeds the gross premiums paid less the untaxed portion of any prior surrenders. The amount of any Loan Indebtedness, upon surrender or termination, is added to the Net Surrender Value and treated, for this purpose, as if it had been received. A loss incurred upon surrender is generally not deductible. The tax consequences of a surrender may differ if the proceeds are received under any benefit payment option.

A full surrender of the Policy will, and a partial surrender may, be included in Your gross income to the extent that the distribution exceeds Your investment in the Policy. Partial surrenders generally are not taxable unless the total of such surrenders exceeds total premiums paid to the date of partial surrender less the untaxed portion of any prior partial surrenders. If within the first fifteen Policy Years You make a partial surrender with a corresponding reduction in the Face Amount, special rules apply. Under those circumstances, the Internal Revenue Code has defined a special formula under which You may be taxed on all or a portion of the surrender amount.

The increase in Policy Value of the Policy is not included in gross income unless and until there is a full surrender or partial surrender under the Policy. A full surrender of the Policy will, and a partial surrender may, be included in Your gross income to the extent the distribution exceeds Your investment in the Policy. Transfers between the Division(s) Fixed Account and/or Fixed DCA Account are not considered as distributions from the Policy and would not be considered taxable income.

NOTE:	The tax treatment of partial surrenders described above also applies to preferred partial surrenders, see SURRENDERS AND PARTIAL SURRENDERS - Preferred Partial Surrender.

Taxation of Policy Loans and Loan Interest
If the Policy is not a modified endowment contract, loans received under the Policy are not generally considered to be distributions subject to tax. Interest paid to Us as a result of a policy loan may or may not be deductible depending on a number of factors.

If the Policy is a modified endowment contract, loans received under the Policy are considered to be distributions subject to tax.

If the Policy terminates with an outstanding loan balance, there may be tax consequences.

Taxation of Change of Owner
Transfer of ownership may have tax consequences to the Owner. The sale of a life insurance policy may have different income tax consequences than the cash surrender of such policy. Please consult with Your tax advisor before changing ownership of Your life insurance policy.

Taxation of Change of Insured
For tax purposes, changing the Insured is considered to be the same as a surrender of the policy. The taxable amount is generally the difference between the Policy Value and the Net Premiums paid.

Modified Endowment Contract Status
A Policy becomes a Modified Endowment Contract when premiums paid exceed certain premium limits as defined by Section 7702A of the Internal Revenue Code. There is no change regarding the tax-deferred internal build-up of Policy Value or the income tax-free death benefit to Your beneficiary(ies), however, distributions from a Modified Endowment Contract are taxed as if the Policy is a deferred annuity. Thus, taxation on partial surrenders, policy loans and other defined distributions will occur if Your Policy Value is greater than Your premiums paid. In addition, taxable distributions are subject to a federal income tax penalty of 10% unless the distribution is

•	made after the Owner attains age 59½; or

•	attributable to the taxpayer becoming disabled; or

•
part of a series of substantially equal periodic payments (made not less frequently than annually) made for the life or life expectancy of the taxpayer or the joint lives or joint life expectancy of the taxpayer and beneficiary.

Once a Policy is classified as a Modified Endowment Contract, the classification cannot be changed. Modified endowment contract classification may be avoided by limiting the amount of premiums paid under the Policy. In the absence of Your instructions, We will refund all or part of the premium payment that would make the Policy a modified endowment contract.

Taxation of Exchange or Assignment of Policies
An exchange or assignment of a Policy may have tax consequences. Please consult with Your tax advisor before exchanging or assigning Your life insurance policy.

Corporate Alternative Minimum Tax
Ownership of a Policy by certain corporations may affect the Owner’s exposure to the corporate alternative minimum tax. In determining whether it is subject to alternative minimum tax, the corporate owner must make two computations. First, the corporation must take into account a portion of the current year’s increase in the built-in gain in its corporate owned policies. Second, the corporation must take into account a portion of the amount by which the death benefits received under any Policy exceed the sum of a) the premiums paid on that Policy in the year of death, and b) the corporation’s basis in the Policy (as measured for alternative minimum tax purposes) as of the end of the corporation’s tax year immediately preceding the year of death. The corporate alternative minimum tax does not apply to S Corporations. Such tax also does not apply to “Small Corporations” as defined by Section 55(e) of the Internal Revenue Code.

Special Considerations for Life Insurance Owned by a Business Entity
Section 264 of the Internal Revenue Code imposes numerous limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.

Other Tax Issues
Federal estate taxes and state and local estate, inheritance and other taxes may become due depending on applicable law and Your circumstances or the circumstances of the policy beneficiary(ies) if You or the Insured dies.

Withholding
Withholding is generally required on certain taxable distributions under insurance contracts. In the case of periodic payments, the withholding is at graduated rates. With respect to non-periodic distributions, withholding is a flat rate of 10%. You may elect to have either non-periodic or periodic payments made without withholding except if Your tax identification number has not been furnished to Us or if the IRS has notified Us that the number You furnished is incorrect. Non-resident aliens are subject to 30% withholding (or lower treaty rate) on taxable distributions.
GENERAL PROVISIONS

Frequent Trading and Market-Timing (Abusive Trading Practices)
This Policy is not designed for frequent trading or market timing activity of the investment options. If You intend to trade frequently and/or use market timing investment strategies, You should not purchase this Policy.

We consider frequent trading and market timing activities to be abusive trading practices because they:

•	Disrupt the management of the Underlying Mutual Funds by;

•	forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund; and

•	causing unplanned portfolio turnover;

•	Hurt the portfolio performance of the Underlying Mutual Funds; and

•	Increase expenses of the Underlying Mutual Fund and Separate Account due to;

•	increased broker-dealer commissions; and

•	increased recordkeeping and related costs.

We have adopted policies and procedures to help Us identify and prevent abusive trading practices. In addition, the Underlying Mutual Funds monitor trading activity to identify and take action against abuses. While Our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that We will identify and prevent abusive trading in all instances. When We do identify abusive trading, We will apply Our policies and procedures in a fair and uniform manner.

If We, or an Underlying Mutual Fund that is an investment option with the Policy, deem abusive trading practices to be occurring, We will take action that may include, but is not limited to:

•	Rejecting transfer instructions from a Policy Owner or other person authorized by the Owner to direct transfers;

•
Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;

•	Limiting the number of unscheduled transfers during a Policy Year to no more than 12;

•	Requiring a holding period of a minimum of thirty days before permitting transfers among the Divisions where there is evidence of at least one round-trip transaction by the Owner; and

•	Taking such other action as directed by the Underlying Mutual Fund.
We will support the Underlying Mutual Funds’ right to accept, reject or restrict, without prior written notice, any transfer requests into a fund.

In some instances, a transfer may be completed inadvertently after We have notified a Policy Owner that We believe that the Policy Owner may have been engaging in abusive trading practices. In those instances, We will reverse the transfer (within two Business Days after the transfer) and return the Policy to the investment options it had prior to the transfer. The reversal will be effected at the unit values determined on the date of the reversal. As a result, the Policy Owner assumes the risk of any gains or losses associated with an investment in the transferee Division instead of in the transferor Division between the time of the transfer and the time of the reversal of the transfer. We will give the Policy Owner notice in writing of the reversal.

Purchase Procedures
A completed application and required supplements must be submitted to Us through an agent or broker selling the Policy.

The minimum Face Amount when the Policy is originally issued is $100,000. We reserve the right to increase or decrease the minimum Face Amount. The increased minimum Face Amount would apply only to Policies issued after the effective date of the increase.

To issue a Policy, We require that the age of the Insured be 85 or younger as of the Policy Date. Other underwriting restrictions may apply. An applicant for the Policy must:

•	furnish satisfactory evidence of insurability of the Insured; and

•	meet Our insurance underwriting guidelines and suitability rules.

If You want insurance coverage to start at the time the application is submitted, You must send a payment with Your completed application. The amount is based on the Face Amount of the Policy, issue age, gender, and tobacco status. This amount is shown on the policy illustration provided to You by Us or Your registered representative. If this amount is submitted with the application, a conditional receipt will be given to You. The receipt acknowledges the initial payment and details any interim conditional insurance coverage.

We reserve the right to reject any application or related premium if We determine that We have not received complete information and/or instructions or that Our underwriting guidelines, suitability rules or procedures have not been met. Any premium submitted will be returned to the designated owner on the application no later than five Business Days from the date the application was rejected.

Important Information about Customer Identification Procedures
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When You open an account, We will ask for Your name, address, date of birth, and other information that will allow Us to verify Your identity. We may also ask to see Your driver’s license or other identifying documents.

If concerns arise with verification of Your identification, no transactions will be permitted while We attempt to reconcile the concerns. If We are unable to verify Your identity within 30 days of Our receipt of Your initial premium payment, the account(s) will be closed and redeemed in accordance with normal redemption procedures.

Policy Date
If We issue a Policy, a Policy Date is determined. Policies will not be dated on the 29th, 30th or 31st of any month. Policies that would otherwise be dated on these dates are dated on the first day of the following month. Policies that are issued on a cash on delivery (COD) basis and that would otherwise be dated on the 29th, 30th or 31st of a month will be dated on the first day of the following month. Your Policy Date is shown on the current data pages. Current data pages are the most recent policy specification pages issued to an Owner and are located in the Policy.

Upon specific request and Our approval, Your Policy may be backdated. The Policy Date may not be more than six months prior to the date of application (or shorter period if required by state law) Payment of at least the Monthly Policy Charges is required for the backdated period. Monthly Policy Charges are deducted from the Policy Value for the backdated period.

Effective Date
The Policy Date and the Effective Date are the same unless a backdated Policy Date is requested. Insurance coverage is effective, provided all purchase requirements for the Policy have been satisfied.

If the proposed Insured dies before the Effective Date, there is no coverage under the Policy (coverage is determined solely under the terms of the conditional receipt, if any).

Special Purchase Plans
Where permitted by state law, Policies may be purchased under group or sponsored arrangements as well as on an individual basis. A group arrangement is a program under which a trustee, employer, or similar entity purchases Policies covering a group of individuals on a group basis. A sponsored arrangement is a program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Policies on an individual basis.

Charges and deductions may be reduced for Policies purchased under a group or sponsored arrangement including waiver of premium sales load and waiver of surrender charge. Reductions may be available to:

•	employees, officers, directors, agents, and immediate family members of the group or sponsored arrangement; and

•	employees of agents of the Company and its subsidiaries.

Reductions are made under Our rules in effect on the date a Policy application is approved and are based on certain criteria (size of group, expected number of participants, anticipated premium payments, total assets under management for the group or sponsored arrangement).

Generally, the sales contacts and effort, administrative costs and mortality cost per Policy vary based on the size of the arrangement, the purpose for which the Policies are purchased, and certain characteristics of the members. The amount of the reduction and the criteria for reducing the charges and deductions reflect: a) Our reduced sales effort and administrative costs; and b) the different mortality experience expected from sales to group or sponsored arrangements.

We may modify, on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not discriminate unfairly against any person, including the affected Owners and all other Policy Owners with policies funded with the Separate Account.

Distribution of the Policy
The Company has appointed Princor Financial Services Corporation (“Princor”) (Des Moines, Iowa 50392), a broker-dealer registered under the Securities Exchange Act of 1934, a member of the Financial Industry Regulatory Authority (“FINRA”) and affiliate of the Company, as the distributor and principal underwriter of the Policy. The Company pays commissions on sales of the Policy of no more than 50% of premiums received in the first Policy Year (or the first year following an Adjustment) up to the Target Premium. In addition, a commission of up to 3.0% of premium above the Target Premium received in the first Policy Year (or first year following an Adjustment) may be paid. In the second through fifteenth years following the Policy Date (or Adjustment Date), commissions range from 0% to 2.0% of premiums received.

Expense allowances may be paid to agents and brokers based on premiums received. Princor also may receive 12b-1 fees in connection with purchases and sales of mutual funds underlying the Policies. The 12b-1 fees for the Underlying Mutual Funds are shown in the prospectuses of each Underlying Mutual Fund.
Applications for the Policies are solicited by registered representatives of Princor or such other broker-dealers as have entered into selling agreements with Princor. Such registered representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Policy in all jurisdictions where it is licensed to do business and where the Policy is approved.
Payments to Financial Intermediaries
The Company pays compensation to broker-dealers, financial institutions and other parties (“Financial Intermediaries”) for the sale of the Policy according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts (“Additional Payments”) that include, but are not limited to, marketing allowances, expense reimbursements and education payments. These Additional Payments are designed to provide incentives for the sale and retention of the Policies as well as other products sold by the Company and may influence the Financial Intermediary or registered representative to recommend the purchase of this Policy over competing policies or over other investment options. You may ask Your registered representative about these differing and divergent interests, how she/he is personally compensated and how his/her broker-dealer is compensated for soliciting applications for the Policy.
Service Arrangements and Compensation
The Company and/or Princor have entered into agreements with the distributors, advisers and/or the affiliates of some of the mutual funds underlying the Policy and receive compensation for providing certain services including, but not limited to, distribution and operational support services, to the Underlying Mutual Fund. Fees for these services are paid periodically (typically, quarterly or monthly) based on the average daily net asset value of shares of each fund held by the Separate Account and purchased at the Policy Owners’ instructions. Because the Company and Princor receive such fees, they may be subject to competing interests in making these funds available as investment options under the Policy. The Company takes into consideration the anticipated payments from Underlying Mutual Funds when it determines the charges assessed under the Policy. Without these payments, charges under the Policy are expected to be higher.
Statement of Values
You receive an annual statement at the end of each Policy Year. The statement will show:

•	current death benefit;

•	current Policy Value and Surrender Value;

•	all premiums paid since the last statement;

•	all charges since the last statement;

•	any Loan Indebtedness;

•	any partial surrenders since the last statement;

•	any investment gain or loss since the last statement; and

•	total value of each of Your Divisions, the Fixed DCA Account and the Fixed Account.
You will also receive a statement as of the end of each calendar quarter. At any time, You may request a free current statement by telephoning 1-800-247-9988.
We also send You the reports required by the Investment Company Act of 1940 (as amended).
Services Available via the Internet and Telephone
If You elect to use internet and/or telephone privileges, instructions for the following transactions may be given to Us via the internet or telephone:

•	change in allocations of future premium payments;

•	change in allocation of the Monthly Policy Charge;

•	change to Your APR instructions;

•	change to Your scheduled transfer instructions;

•	unscheduled transfers; and

•	policy loan (not available via the internet) (loan proceeds are mailed to the Owner’s address of record).

If the Policy is owned by a trust, an authorized individual (with the proper password) may use these services and provide Us with instructions.

Your instructions:

•	may be given by calling Us at 1-800-247-9988 between 7 a.m. and 6 p.m. Central Time on any day that the NYSE is open;

•
may be given by accessing Us at www.principal.com (for security purposes, You need a password to use any of the internet services, including viewing Your Policy information on-line. If You don’t have a password, You can obtain one at www.principal.com);

•	must be received by Us before the close of the NYSE (generally 3:00 p.m. Central Time) to be effective the day You call;

•	are effective the next Business Day if not received until after the close of the NYSE; and

•	from one joint Owner are binding on all joint Owners.

Interactive Voice Response (IVR)
You may receive information about Your Policy from Our Interactive Voice Response (IVR) system between 7 a.m. and 9 p.m. Central Time seven days a week. The IVR number is 1-800-247-9988. Through IVR, You can:

•	obtain information about Policy Values; and

•	request common service forms to be mailed to you.
Instructions from one joint Owner are binding on all joint Owners. If the Policy is owned by a trust, an authorized individual (with the proper password) may use these services and provide Us with instructions.
Although neither the Separate Account nor the Company is responsible for the authenticity of telephone transaction or internet requests, the Separate Account and the Company reserve the right to refuse telephone and/or internet orders. You are liable for a loss resulting from a fraudulent telephone or internet order that We reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, We may be liable for loss due to unauthorized or fraudulent transactions. The procedures for telephone instructions include: recording all telephone instructions, requesting personal identification information (name, phone number, social security number, birth date, etc.) and sending written confirmation to the Owner’s address of record. The procedures for internet include requesting the same personal identification information as well as Your password, logging all internet activity and sending written transaction confirmations to the Owner’s address of record.
Misstatement of Age or Gender
If the age or, where applicable, gender of the Insured has been misstated, We adjust the death benefit payable under Your Policy to reflect the amount that would have been payable at the correct age and gender.
Non-Participating Policy
The Policies do not share in any divisible surplus of the Company.
Incontestability
We will not contest the insurance coverage provided by the Policy, except for any increases in Face Amount, after the Policy has been in force during the lifetime of the Insured for a period of two years from the Policy Date. Any Face Amount increase has its own two-year contestability period that begins on the effective date of the Adjustment. In many states, the time limit in the incontestability period does not apply to fraudulent misrepresentations.
Independent Registered Public Accounting Firm
The financial statements of Principal National Life Insurance Company are included in the Statement of Additional Information. Those statements have been audited by Ernst & Young LLP, independent registered public accounting firm, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, for the periods indicated in their report.
LEGAL PROCEEDINGS

There are no legal proceedings pending to which the Separate Account is a party or which would materially affect the Separate Account.

TABLE OF SEPARATE ACCOUNT DIVISIONS
The following is a brief summary of the investment objectives of each division. There is no guarantee that the objectives will be met.

AllianceBernstein International Value Division
Invests in:	AllianceBernstein Variable Products Series International Value Portfolio - Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	seeks long term growth of capital.

AllianceBernstein Small Cap Growth Division (no longer available to new investors with an application signature date of 2/1/2013 and later)
Invests in:	AllianceBernstein Variable Products Series Small Cap Growth Portfolio - Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	seeks long-term growth of capital.

AllianceBernstein Small/Mid Cap Value Division
Invests in:	AllianceBernstein Variable Products Series Small/Mid Cap Value Portfolio - Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	seeks long-term growth of capital.

American Century VP Capital Appreciation Division
Invests in:	American Century VP Capital Appreciation Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks capital growth.

American Century VP Income & Growth Division
Invests in:	American Century VP Income & Growth Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks capital growth by investing in common stocks. Income is a secondary objective.

American Century VP Inflation Protection Division
Invests in:	American Century VP Inflation Protection Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	pursues long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century VP Mid Cap Value Division
Invests in:	American Century VP Mid Cap Value Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term capital growth. Income is a secondary objective.

American Century VP Value Division
Invests in:	American Century VP Value Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term capital growth. Income is a secondary objective.

American Century VP Vista Division (Merged into the American Century VP Capital Appreciation Division effective April 2014)
Invests in:	American Century VP Vista Fund - Class II (Merged into the American Century VP Capital Appreciation Fund - Class II effective April 2014)
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term capital growth.

American Funds Insurance Series Growth Fund Division
Invests in:	American Funds Insurance Series - Growth Fund - Class 2 Shares
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks growth of capital.

American Funds Insurance Series International Fund Division
Invests in:	American Funds Insurance Series - International Fund - Class 2 Shares
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks long-term growth of capital.

American Funds Insurance Series New World Fund Division
Invests in:	American Funds Insurance Series - New World Fund - Class 2 Shares
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks long-term capital appreciation.

Calvert Income Division (Merged into the Calvert Investment Grade Bond Index Division effective April 2014)
Invests in:	Calvert VP Income Portfolio (Merged into the Calvert VP Investment Grade Bond Index Portfolio effective April 2014)
Investment Advisor:	Calvert Investment Management, Inc.
Investment Objective:
seeks to maximize long-term income, to the extent consistent with prudent investment management and preservation of capital, through investment in bonds and other income producing securities. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

Calvert Investment Grade Bond Index Division
Invests in:	Calvert VP Investment Grade Bond Index Portfolio
Investment Advisor:	Calvert Investment Management, Inc. through a sub-advisory agreement with Ameritas Investment Partners, Inc.
Investment Objective:
seeks investment results that correspond to the total return performance of the bond market, as represented by the Barclays U.S. Aggregate Bond Index (the “Barclays Index”). This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

Calvert Russell 2000 Small Cap Index Division
Invests in:	Calvert VP Russell 2000 Small Cap Index Portfolio - Class F
Investment Advisor:	Ameritas Investment Partners, Inc. through a sub-advisory agreement with Calvert Investment Management, Inc.
Investment Objective:
seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

Calvert S&P MidCap 400 Index Division
Invests in:	Calvert VP S&P Mid Cap 400 Index Portfolio - Class F
Investment Advisor:	Ameritas Investment Partners, Inc. through a sub-advisory agreement with Calvert Investment Management, Inc.
Investment Objective:
seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P Mid Cap 400 Index. This objective may be changed by the Portfolio's Board of Directors without shareholder approval.

Calvert S&P 500 Index Division (no longer available to new investors with an application signature date of 4/25/2014 and later)
Invests in:	Calvert VP S&P 500 Index Portfolio
Investment Advisor:	Calvert Investment Management, Inc. through a sub-advisory agreement with Ameritas Investment, Partners Inc.
Investment Objective:
seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

Calvert SRI Equity Division (Merged into the Calvert S&P 500 Index Division effective April 2014)
Invests in:	Calvert VP Sustainable and Responsible Investment Equity Portfolio (Merged into the Calvert VP S&P 500 Index Portfolio effective April 2014)
Investment Advisor:	Atlanta Capital Management Company, LLC through a sub-advisory agreement with Calvert Investment Management, Inc.
Investment Objective:
seeks growth in capital through investment in stocks of issuers in industries believed to offer opportunities for potential capital appreciation and which meet the Portfolio's investment criteria including financial, sustainability and social responsibility factors. This objective may be changed by the Portfolio's Board of Directors without shareholder approval.

Delaware Small Cap Value Division
Invests in:	Delaware VIP Small Cap Value Series - Service Class
Investment Advisor:	Delaware Management Company
Investment Objective:	seeks capital appreciation.

Delaware Smid Cap Growth Division
Invests in:	Delaware VIP Smid Cap Growth Series - Service Class
Investment Advisor:	Delaware Management Company through a sub-advisory agreement with Jackson Square Partners
Investment Objective:	seeks long-term capital appreciation.

Dreyfus IP MidCap Stock Division
Invests in:	Dreyfus IP MidCap Stock Portfolio - Service Shares
Investment Advisor:	The Dreyfus Corporation through a sub-advisory agreement with Mellon Capital Management Corporation
Investment Objective:
seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).

DWS Small Mid Cap Value Division
Invests in:	DWS Small Mid Cap Value VIP - Class B
Investment Advisor:	Deutsche Investment Management Americas Inc.
Investment Objective:	seeks long-term capital appreciation.

Fidelity VIP Contrafund Division
Invests in:	Fidelity VIP Contrafund® Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term capital appreciation.

Fidelity VIP Equity-Income Division
Invests in:	Fidelity VIP Equity-Income Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:
seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.

Fidelity VIP High Income Division
Invests in:	Fidelity VIP High Income Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks a high level of current income, while also considering growth of capital.

Fidelity VIP Mid Cap Division
Invests in:	Fidelity VIP Mid Cap Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term growth of capital.

Franklin Mutual Global Discovery VIP Division (fka Franklin Mutual Global Discovery Securities Division)
Invests in:	Franklin Templeton VIP Trust - Franklin Mutual Global Discovery VIP Fund - Class 2 (fka Franklin Templeton VIP Trust - Mutual Global Discovery Securities Fund - Class 2)
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	seeks capital appreciation.

Franklin Rising Dividends VIP Division (fka Franklin Rising Dividends Securities Division)
Invests in:	Franklin Templeton VIP Trust - Franklin Rising Dividends VIP Fund - Class 2 (fka Franklin Templeton VIP Trust - Franklin Rising Dividends Securities Fund - Class 2)
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	seeks long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.

Franklin Small Cap Value VIP Division (fka Franklin Small Cap Value Securities Division)
Invests in:	Franklin Templeton VIP Trust - Franklin Small Cap Value VIP Fund - Class 2 (fka Franklin Templeton VIP Trust - Franklin Small Cap Value Securities Fund - Class 2)
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	seeks long-term total return.

Invesco American Franchise Division
Invests in:	Invesco V.I. American Franchise Fund - Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks capital growth.

Invesco Core Equity Division
Invests in:	Invesco V.I. Core Equity Fund - Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco Global Health Care Division
Invests in:	Invesco V.I. Global Health Care Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco Mid Cap Core Equity Division
Invests in:	Invesco V.I. Mid Cap Core Equity Fund - Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Janus Aspen Forty Division
Invests in:	Janus Aspen Series Forty Portfolio - Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	seeks long-term growth of capital.

MFS VIT New Discovery Division
Invests in:	MFS® VIT New Discovery Series - Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	seeks capital appreciation.

MFS VIT Utilities Division
Invests in:	MFS® VIT Utilities Series - Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	seeks total return.

Neuberger Berman AMT Large Cap Value Division
Invests in:	Neuberger Berman AMT Large Cap Value Portfolio - Class I
Investment Advisor:	Neuberger Berman LLC through a sub-advisory agreement with Neuberger Berman Management LLC
Investment Objective:	seeks long-term growth of capital.

Oppenheimer Main Street Small Cap Division
Invests in:	Oppenheimer Main Street Small Cap Fund®/VA - Service Shares
Investment Advisor:	Oppenheimer Funds, Inc. through a sub-advisory agreement with OFI Global Asset Management, Inc.
Investment Objective:	seeks capital appreciation.

Bond & Mortgage Securities Division
Invests in:	Principal Variable Contracts Funds Bond & Mortgage Securities Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide current income.

Diversified International Division
Invests in:	Principal Variable Contracts Funds Diversified International Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

Equity Income Division
Invests in:	Principal Variable Contracts Funds Equity Income Account - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide a relatively high level of current income and long-term growth of income and capital.

Government & High Quality Bond Division
Invests in:	Principal Variable Contracts Funds Government & High Quality Bond Account - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide a high level of current income consistent with safety and liquidity.

International Emerging Markets Division
Invests in:	Principal Variable Contracts Funds International Emerging Markets Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap Blend II Division
Invests in:	Principal Variable Contracts Funds LargeCap Blend Account II - Class 1
Investment Advisor:	T. Rowe Price Associates, Inc. and ClearBridge Investments, LLC through sub-advisory agreements with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap Growth Division
Invests in:	Principal Variable Contracts Funds LargeCap Growth Account - Class 1
Investment Advisor:	Columbus Circle Investors through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seek long-term growth of capital.

LargeCap Growth I Division
Invests in:	Principal Variable Contracts Funds LargeCap Growth Account I - Class 1
Investment Advisor:	T. Rowe Price Associates, Inc. and Brown Advisory, LLC through sub-advisory agreements with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap S&P 500 Index Division
Invests in:	Principal Variable Contracts Funds LargeCap S&P 500 Index Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap Value Division
Invests in:	Principal Variable Contracts Funds LargeCap Value Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

MidCap Division (no longer available to new investors with an application signature date of 8/16/2013 and later)
Invests in:	Principal Variable Contracts Funds MidCap Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

Money Market Division
Invests in:	Principal Variable Contracts Funds Money Market Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

Principal LifeTime 2010 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2010 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2020 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2020 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2030 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2030 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2040 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2040 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2050 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2050 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2060 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2060 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime Strategic Income Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime Strategic Income Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks current income, and as a secondary objective, capital appreciation.

Real Estate Securities Division
Invests in:	Principal Variable Contracts Funds Real Estate Securities Account - Class 1
Investment Advisor:	Principal Real Estate Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to generate a total return.

SAM Balanced Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Balanced Portfolio - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.

SAM Conservative Balanced Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Conservative Balanced Portfolio - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk.

SAM Conservative Growth Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Conservative Growth Portfolio - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide long-term capital appreciation.

SAM Flexible Income Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Flexible Income Portfolio - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation).

SAM Strategic Growth Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Strategic Growth Portfolio - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide long-term capital appreciation.

Short-Term Income Division
Invests in:	Principal Variable Contracts Funds Short-Term Income Account - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

SmallCap Blend Division
Invests in:	Principal Variable Contracts Funds SmallCap Blend Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

SmallCap Growth II Division
Invests in:	Principal Variable Contracts Funds SmallCap Growth Account II - Class 1
Investment Advisor:	Emerald Advisers, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

SmallCap Value I Division
Invests in:	Principal Variable Contracts Funds SmallCap Value Account I - Class 1
Investment Advisor:	J.P. Morgan Investment Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

Putnam VT Voyager Division
Invests in:	Putnam VT Voyager Fund - Class IB
Investment Advisor:	Putnam Investment Management, LLC
Investment Objective:	seeks capital appreciation.

Templeton Global Bond VIP Division (fka Templeton Global Bond Securities Division)
Invests in:	Franklin Templeton VIP Trust - Templeton Global Bond VIP Fund - Class 2 (fka Franklin Templeton VIP Trust - Templeton Global Bond Securities Fund - Class 2)
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	seeks high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.

TOPS Managed Risk Balanced ETF Division
Invests in:	TOPS®™ Managed Risk Balanced ETF Portfolio - Class 2
Investment Advisor:	Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.
Investment Objective:	seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.

TOPS Managed Risk Growth ETF Division
Invests in:	TOPS®™ Managed Risk Growth ETF Portfolio - Class 2
Investment Advisor:	Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.
Investment Objective:	seeks capital appreciation with less volatility than the equity markets as a whole.

TOPS Managed Risk Moderate Growth ETF Division
Invests in:	TOPS®™ Managed Risk Moderate Growth ETF Portfolio - Class 2
Investment Advisor:	Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.
Investment Objective:	seeks capital appreciation with less volatility than the equity markets as a whole.

Van Eck Global Hard Assets Division
Invests in:	Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund - Class S Shares
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

APPENDIX A – SURRENDER CHARGE RATE TABLE

Issue Age	Male	Female	Unisex
0	6.57	6.30	6.52
1	6.61	6.34	6.56
2	6.67	6.39	6.61
3	6.73	6.44	6.67
4	6.79	6.50	6.74
5	6.87	6.56	6.81
6	6.94	6.62	6.88
7	7.02	6.69	6.95
8	7.10	6.75	7.03
9	7.19	6.82	7.12
10	7.28	6.90	7.20
11	7.38	6.97	7.30
12	7.48	7.05	7.39
13	7.58	7.14	7.49
14	7.68	7.22	7.59
15	7.79	7.31	7.69
16	7.90	7.41	7.80
17	8.01	7.50	7.91
18	8.13	7.60	8.02
19	8.24	7.71	8.14
20	8.37	7.82	8.25
21	8.49	7.93	8.38
22	8.63	8.05	8.51
23	8.77	8.18	8.65
24	8.91	8.31	8.79
25	9.07	8.45	8.94
26	9.23	8.59	9.10
27	9.40	8.74	9.26
28	9.57	8.90	9.44
29	9.76	9.06	9.62
30	9.96	9.24	9.81
31	10.16	9.42	10.01
32	10.38	9.61	10.23
33	10.62	9.81	10.45
34	10.86	10.02	10.69
35	11.12	10.24	10.94
36	11.96	10.99	11.77
37	12.85	11.78	12.63
38	13.79	12.60	13.54
39	14.77	13.47	14.50
40	15.81	14.38	15.51
41	16.90	15.34	16.58
42	18.06	16.35	17.71
43	19.28	17.41	18.89
44	20.57	18.53	20.15
45	21.94	19.72	21.48
46	23.26	20.86	22.76
47	24.66	22.06	24.12
48	26.14	23.34	25.55
49	27.71	24.68	27.08
50	29.40	26.10	28.71

Issue Age	Male	Female	Unisex
51	31.19	27.60	30.44
52	33.11	29.19	32.29
53	35.15	30.87	34.25
54	37.34	32.65	36.34
55	39.66	34.53	38.57
56	41.24	35.74	40.07
57	42.90	37.01	41.64
58	44.65	38.35	43.30
59	46.52	39.75	45.06
60	48.52	41.24	46.94
61	50.66	42.81	48.95
62	52.94	44.47	51.08
63	55.35	46.23	53.34
64	55.79	48.10	55.73
65	55.74	50.10	55.81
66	55.67	52.22	55.75
67	55.60	54.48	55.68
68	55.53	55.83	55.61
69	55.44	55.77	55.53
70	55.35	55.70	55.45
71	55.26	55.64	55.37
72	55.20	55.57	55.31
73	55.13	55.50	55.24
74	55.04	55.43	55.16
75	54.95	55.36	55.09
76	54.86	55.28	55.00
77	54.77	55.19	54.92
78	54.70	55.11	54.86
79	54.65	55.01	54.80
80	54.59	54.91	54.75
81	54.56	54.87	54.73
82	54.51	54.83	54.69
83	54.45	54.77	54.65
84	54.41	54.72	54.63
85	54.39	54.67	54.62

APPENDIX B – SURRENDER CHARGE PERCENTAGE TABLE
Male
Policy Year

Issue Age	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15
0	100.0%	99.7%	99.3%	98.9%	98.5%	88.8%	79.1%	69.4%	59.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
1	100.0%	99.6%	99.2%	98.8%	98.4%	88.7%	79.0%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
2	100.0%	99.6%	99.2%	98.7%	98.3%	88.6%	79.0%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
3	100.0%	99.5%	99.1%	98.7%	98.2%	88.6%	78.9%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
4	100.0%	99.5%	99.1%	98.6%	98.2%	88.5%	78.9%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
5	100.0%	99.5%	99.1%	98.6%	98.1%	88.5%	78.9%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
6	100.0%	99.5%	99.0%	98.6%	98.1%	88.4%	78.8%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
7	100.0%	99.5%	99.0%	98.5%	98.0%	88.4%	78.8%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
8	100.0%	99.5%	99.0%	98.5%	97.9%	88.3%	78.7%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
9	100.0%	99.4%	98.9%	98.4%	97.9%	88.3%	78.7%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
10	100.0%	99.4%	98.9%	98.4%	97.8%	88.2%	78.7%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
11	100.0%	99.4%	98.9%	98.3%	97.8%	88.2%	78.6%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
12	100.0%	99.4%	98.8%	98.3%	97.7%	88.2%	78.6%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
13	100.0%	99.4%	98.8%	98.2%	97.7%	88.1%	78.6%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
14	100.0%	99.4%	98.8%	98.2%	97.6%	88.1%	78.6%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
15	100.0%	99.4%	98.8%	98.2%	97.6%	88.1%	78.5%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
16	100.0%	99.4%	98.8%	98.2%	97.5%	88.0%	78.5%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
17	100.0%	99.4%	98.7%	98.1%	97.5%	88.0%	78.5%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
18	100.0%	99.3%	98.7%	98.1%	97.4%	87.9%	78.4%	68.9%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
19	100.0%	99.3%	98.7%	98.0%	97.3%	87.8%	78.4%	68.9%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
20	100.0%	99.3%	98.6%	97.9%	97.2%	87.8%	78.3%	68.9%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
21	100.0%	99.3%	98.6%	97.9%	97.1%	87.7%	78.3%	68.8%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
22	100.0%	99.2%	98.5%	97.8%	97.0%	87.6%	78.2%	68.8%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
23	100.0%	99.2%	98.5%	97.7%	96.9%	87.5%	78.1%	68.7%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
24	100.0%	99.2%	98.4%	97.6%	96.8%	87.4%	78.1%	68.7%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
25	100.0%	99.2%	98.4%	97.6%	96.7%	87.4%	78.0%	68.7%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
26	100.0%	99.1%	98.3%	97.5%	96.6%	87.3%	77.9%	68.6%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
27	100.0%	99.1%	98.3%	97.4%	96.5%	87.2%	77.9%	68.6%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
28	100.0%	99.1%	98.2%	97.3%	96.3%	87.0%	77.8%	68.5%	59.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
29	100.0%	99.0%	98.1%	97.2%	96.2%	86.9%	77.7%	68.4%	59.2%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
30	100.0%	99.0%	98.0%	97.0%	96.0%	86.8%	77.6%	68.4%	59.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
31	100.0%	99.0%	98.0%	96.9%	95.9%	86.7%	77.5%	68.3%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
32	100.0%	98.9%	97.9%	96.8%	95.7%	86.5%	77.4%	68.2%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
33	100.0%	98.9%	97.8%	96.7%	95.5%	86.4%	77.3%	68.2%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
34	100.0%	98.8%	97.7%	96.6%	95.4%	86.3%	77.2%	68.1%	59.0%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
35	100.0%	98.8%	97.6%	96.4%	95.2%	86.1%	77.1%	68.0%	59.0%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
36	100.0%	98.8%	97.5%	96.3%	95.0%	86.0%	77.0%	68.0%	59.0%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
37	100.0%	98.7%	97.5%	96.2%	94.8%	85.9%	76.9%	67.9%	58.9%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
38	100.0%	98.7%	97.4%	96.0%	94.7%	85.7%	76.8%	67.8%	58.9%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
39	100.0%	98.6%	97.3%	95.9%	94.5%	85.6%	76.7%	67.8%	58.9%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
40	100.0%	98.6%	97.2%	95.7%	94.3%	85.4%	76.5%	67.7%	58.8%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
41	100.0%	98.5%	97.1%	95.6%	94.1%	85.3%	76.4%	67.6%	58.8%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
42	100.0%	98.5%	97.0%	95.4%	93.9%	85.1%	76.3%	67.5%	58.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
43	100.0%	98.4%	96.9%	95.3%	93.7%	84.9%	76.2%	67.4%	58.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
44	100.0%	98.4%	96.8%	95.1%	93.5%	84.8%	76.1%	67.4%	58.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
45	100.0%	98.3%	96.7%	95.0%	93.2%	84.6%	75.9%	67.3%	58.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
46	100.0%	98.3%	96.6%	94.8%	93.0%	84.4%	75.8%	67.2%	58.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
47	100.0%	98.2%	96.4%	94.6%	92.7%	84.2%	75.6%	67.1%	58.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
48	100.0%	98.1%	96.3%	94.4%	92.4%	83.9%	75.4%	66.9%	58.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%

Issue Age	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15
49	100.0%	98.1%	96.1%	94.1%	92.1%	83.7%	75.3%	66.8%	58.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
50	100.0%	98.0%	96.0%	93.9%	91.9%	83.5%	75.1%	66.7%	58.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
51	100.0%	97.9%	95.8%	93.7%	91.6%	83.2%	74.9%	66.6%	58.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
52	100.0%	97.8%	95.7%	93.5%	91.3%	83.0%	74.8%	66.5%	58.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
53	100.0%	97.7%	95.5%	93.3%	91.0%	82.8%	74.6%	66.4%	58.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
54	100.0%	97.7%	95.4%	93.1%	90.8%	82.6%	74.4%	66.3%	58.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
55	100.0%	97.6%	95.2%	92.9%	90.5%	88.0%	85.6%	83.1%	80.6%	78.2%	62.5%	46.9%	31.2%	15.6%	0.0%
56	100.0%	97.5%	95.1%	92.6%	90.1%	87.6%	85.1%	82.6%	80.0%	77.5%	62.0%	46.5%	31.0%	15.5%	0.0%
57	100.0%	97.5%	94.9%	92.4%	89.8%	87.2%	84.6%	82.0%	79.5%	76.9%	61.5%	46.1%	30.7%	15.3%	0.0%
58	100.0%	97.4%	94.7%	92.1%	89.4%	86.8%	84.1%	81.5%	78.9%	76.2%	61.0%	45.7%	30.5%	15.2%	0.0%
59	100.0%	97.3%	94.5%	91.8%	89.1%	86.4%	83.7%	81.0%	78.3%	75.6%	60.5%	45.3%	30.2%	15.1%	0.0%
60	100.0%	97.2%	94.4%	91.6%	88.8%	86.0%	83.2%	80.4%	77.7%	74.9%	59.9%	44.9%	29.9%	14.9%	0.0%
61	100.0%	97.1%	94.2%	91.3%	88.5%	85.6%	82.8%	79.9%	77.0%	74.2%	59.3%	44.5%	29.6%	14.8%	0.0%
62	100.0%	97.0%	94.0%	91.1%	88.2%	85.2%	82.3%	79.3%	76.4%	73.4%	58.7%	44.0%	29.3%	14.6%	0.0%
63	100.0%	96.9%	93.9%	90.9%	87.8%	84.8%	81.8%	78.7%	75.6%	72.6%	58.1%	43.5%	29.0%	14.5%	0.0%
64	100.0%	96.8%	93.7%	90.6%	87.5%	84.3%	81.2%	78.0%	74.9%	71.8%	57.4%	43.0%	28.7%	14.3%	0.0%
65	100.0%	96.7%	93.5%	90.3%	87.0%	83.8%	80.5%	77.3%	74.1%	70.9%	56.7%	42.5%	28.3%	14.1%	0.0%
66	100.0%	96.6%	93.3%	89.9%	86.6%	83.2%	79.9%	76.5%	73.3%	70.0%	56.0%	42.0%	28.0%	14.0%	0.0%
67	100.0%	96.5%	93.0%	89.6%	86.1%	82.6%	79.2%	75.8%	72.4%	69.1%	55.3%	41.4%	27.6%	13.8%	0.0%
68	100.0%	96.4%	92.8%	89.2%	85.6%	82.0%	78.5%	75.0%	71.6%	68.2%	54.5%	40.9%	27.2%	13.6%	0.0%
69	100.0%	96.2%	92.5%	88.7%	85.1%	81.4%	77.8%	74.2%	70.7%	67.3%	53.8%	40.3%	26.9%	13.4%	0.0%
70	100.0%	96.1%	92.2%	88.4%	84.6%	80.8%	77.1%	73.5%	69.9%	66.4%	53.1%	39.8%	26.5%	13.2%	0.0%
71	100.0%	95.9%	91.9%	88.0%	84.1%	80.3%	76.4%	72.7%	69.1%	65.5%	52.4%	39.3%	26.2%	13.1%	0.0%
72	100.0%	95.8%	91.7%	87.6%	83.6%	79.7%	75.8%	72.0%	68.3%	64.7%	51.8%	38.8%	25.9%	12.9%	0.0%
73	100.0%	95.7%	91.4%	87.3%	83.1%	79.0%	75.1%	71.2%	67.5%	64.0%	51.2%	38.4%	25.6%	12.8%	0.0%
74	100.0%	95.5%	91.2%	86.8%	82.6%	78.4%	74.4%	70.6%	66.8%	63.3%	50.6%	37.9%	25.3%	12.6%	0.0%
75	100.0%	95.4%	90.9%	86.4%	82.1%	77.9%	73.8%	69.9%	66.2%	62.6%	50.1%	37.5%	25.0%	12.5%	0.0%
76	100.0%	95.2%	90.6%	86.0%	81.6%	77.4%	73.3%	69.4%	65.6%	62.0%	49.6%	37.2%	24.8%	12.4%	0.0%
77	100.0%	95.1%	90.3%	85.7%	81.2%	76.9%	72.8%	68.9%	65.0%	61.4%	49.1%	36.8%	24.5%	12.2%	0.0%
78	100.0%	94.9%	90.1%	85.4%	80.9%	76.6%	72.4%	68.4%	64.6%	61.0%	48.8%	36.6%	24.4%	12.2%	0.0%
79	100.0%	94.8%	89.9%	85.2%	80.6%	76.2%	72.0%	68.0%	64.2%	60.7%	48.6%	36.4%	24.3%	12.1%	0.0%
80	100.0%	94.7%	89.8%	85.0%	80.3%	75.9%	71.7%	67.7%	64.0%	60.6%	48.5%	36.3%	24.2%	12.1%	0.0%
81	100.0%	94.7%	89.6%	84.7%	80.1%	75.6%	71.4%	67.5%	63.9%	60.6%	48.5%	36.3%	24.2%	12.1%	0.0%
82	100.0%	94.6%	89.4%	84.5%	79.8%	75.4%	71.3%	67.5%	63.9%	60.7%	48.6%	36.4%	24.3%	12.1%	0.0%
83	100.0%	94.5%	89.3%	84.3%	79.7%	75.3%	71.3%	67.6%	64.2%	61.0%	48.8%	36.6%	24.4%	12.2%	0.0%
84	100.0%	94.4%	89.2%	84.3%	79.6%	75.4%	71.5%	67.9%	64.5%	61.3%	49.0%	36.8%	24.5%	12.2%	0.0%
85	100.0%	94.4%	89.2%	84.3%	79.8%	75.6%	71.8%	68.2%	64.9%	61.7%	49.4%	37.0%	24.7%	12.3%	0.0%

Female
Policy Year

Issue Age	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15
0	100.0%	99.7%	99.3%	99.0%	98.7%	88.9%	79.2%	69.4%	59.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
1	100.0%	99.6%	99.3%	98.9%	98.6%	88.9%	79.1%	69.4%	59.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
2	100.0%	99.6%	99.3%	98.9%	98.5%	88.8%	79.1%	69.4%	59.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
3	100.0%	99.6%	99.2%	98.9%	98.5%	88.8%	79.1%	69.4%	59.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
4	100.0%	99.6%	99.2%	98.8%	98.4%	88.7%	79.0%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
5	100.0%	99.6%	99.2%	98.8%	98.4%	88.7%	79.0%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
6	100.0%	99.6%	99.2%	98.7%	98.3%	88.6%	79.0%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
7	100.0%	99.5%	99.1%	98.7%	98.3%	88.6%	78.9%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
8	100.0%	99.5%	99.1%	98.7%	98.2%	88.6%	78.9%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
9	100.0%	99.5%	99.1%	98.6%	98.2%	88.5%	78.9%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
10	100.0%	99.5%	99.0%	98.6%	98.1%	88.5%	78.8%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
11	100.0%	99.5%	99.0%	98.5%	98.0%	88.4%	78.8%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
12	100.0%	99.5%	99.0%	98.5%	98.0%	88.4%	78.8%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
13	100.0%	99.5%	99.0%	98.5%	97.9%	88.3%	78.7%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
14	100.0%	99.4%	98.9%	98.4%	97.9%	88.3%	78.7%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
15	100.0%	99.4%	98.9%	98.4%	97.8%	88.2%	78.7%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
16	100.0%	99.4%	98.9%	98.3%	97.7%	88.2%	78.6%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
17	100.0%	99.4%	98.8%	98.3%	97.7%	88.1%	78.6%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
18	100.0%	99.4%	98.8%	98.2%	97.6%	88.1%	78.5%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
19	100.0%	99.4%	98.8%	98.2%	97.5%	88.0%	78.5%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
20	100.0%	99.3%	98.7%	98.1%	97.4%	87.9%	78.4%	68.9%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
21	100.0%	99.3%	98.7%	98.0%	97.3%	87.9%	78.4%	68.9%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
22	100.0%	99.3%	98.6%	98.0%	97.3%	87.8%	78.3%	68.9%	59.4%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
23	100.0%	99.3%	98.6%	97.9%	97.2%	87.7%	78.3%	68.8%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
24	100.0%	99.3%	98.5%	97.8%	97.1%	87.6%	78.2%	68.8%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
25	100.0%	99.2%	98.5%	97.7%	97.0%	87.6%	78.2%	68.8%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
26	100.0%	99.2%	98.4%	97.7%	96.9%	87.5%	78.1%	68.7%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
27	100.0%	99.2%	98.4%	97.6%	96.8%	87.4%	78.0%	68.7%	59.3%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
28	100.0%	99.2%	98.3%	97.5%	96.6%	87.3%	78.0%	68.6%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
29	100.0%	99.1%	98.3%	97.4%	96.5%	87.2%	77.9%	68.6%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
30	100.0%	99.1%	98.2%	97.3%	96.4%	87.1%	77.8%	68.5%	59.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
31	100.0%	99.1%	98.2%	97.2%	96.3%	87.0%	77.8%	68.5%	59.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
32	100.0%	99.0%	98.1%	97.1%	96.2%	86.9%	77.7%	68.4%	59.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
33	100.0%	99.0%	98.0%	97.1%	96.0%	86.8%	77.6%	68.4%	59.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
34	100.0%	99.0%	98.0%	97.0%	95.9%	86.7%	77.5%	68.3%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
35	100.0%	98.9%	97.9%	96.9%	95.8%	86.6%	77.4%	68.3%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
36	100.0%	98.9%	97.8%	96.7%	95.6%	86.5%	77.4%	68.2%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
37	100.0%	98.9%	97.8%	96.6%	95.5%	86.4%	77.3%	68.2%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
38	100.0%	98.8%	97.7%	96.5%	95.3%	86.2%	77.2%	68.1%	59.0%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
39	100.0%	98.8%	97.6%	96.4%	95.1%	86.1%	77.1%	68.0%	59.0%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
40	100.0%	98.7%	97.5%	96.3%	95.0%	86.0%	77.0%	68.0%	59.0%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
41	100.0%	98.7%	97.4%	96.1%	94.8%	85.8%	76.9%	67.9%	58.9%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
42	100.0%	98.7%	97.3%	96.0%	94.6%	85.7%	76.7%	67.8%	58.9%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
43	100.0%	98.6%	97.2%	95.8%	94.4%	85.5%	76.6%	67.7%	58.8%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
44	100.0%	98.6%	97.1%	95.7%	94.2%	85.4%	76.5%	67.7%	58.8%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
45	100.0%	98.5%	97.0%	95.6%	94.0%	85.2%	76.4%	67.6%	58.8%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
46	100.0%	98.5%	96.9%	95.4%	93.8%	85.1%	76.3%	67.5%	58.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
47	100.0%	98.4%	96.8%	95.3%	93.6%	84.9%	76.2%	67.4%	58.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
48	100.0%	98.4%	96.7%	95.1%	93.4%	84.7%	76.0%	67.3%	58.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
49	100.0%	98.3%	96.6%	95.0%	93.2%	84.6%	75.9%	67.3%	58.6%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
50	100.0%	98.3%	96.5%	94.8%	93.0%	84.4%	75.8%	67.2%	58.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%

Issue Age	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15
51	100.0%	98.2%	96.4%	94.6%	92.8%	84.3%	75.7%	67.1%	58.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
52	100.0%	98.2%	96.3%	94.5%	92.6%	84.1%	75.6%	67.0%	58.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
53	100.0%	98.1%	96.2%	94.3%	92.4%	83.9%	75.4%	66.9%	58.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
54	100.0%	98.0%	96.1%	94.2%	92.2%	83.7%	75.3%	66.8%	58.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
55	100.0%	98.0%	96.0%	94.0%	92.0%	83.6%	75.2%	66.8%	58.4%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
56	100.0%	97.9%	95.9%	93.8%	91.7%	89.6%	87.5%	85.3%	83.2%	81.0%	64.8%	48.6%	32.4%	16.2%	0.0%
57	100.0%	97.9%	95.8%	93.6%	91.5%	89.3%	87.1%	84.9%	82.6%	80.4%	64.3%	48.2%	32.1%	16.0%	0.0%
58	100.0%	97.8%	95.6%	93.4%	91.2%	89.0%	86.7%	84.4%	82.1%	79.8%	63.8%	47.8%	31.9%	15.9%	0.0%
59	100.0%	97.7%	95.5%	93.2%	90.9%	88.6%	86.3%	83.9%	81.5%	79.1%	63.3%	47.5%	31.6%	15.8%	0.0%
60	100.0%	97.7%	95.3%	93.0%	90.6%	88.2%	85.8%	83.4%	80.9%	78.5%	62.8%	47.1%	31.4%	15.7%	0.0%
61	100.0%	97.6%	95.2%	92.7%	90.3%	87.8%	85.3%	82.8%	80.3%	77.8%	62.2%	46.6%	31.1%	15.5%	0.0%
62	100.0%	97.5%	95.0%	92.5%	90.0%	87.4%	84.8%	82.3%	79.7%	77.0%	61.6%	46.2%	30.8%	15.4%	0.0%
63	100.0%	97.4%	94.8%	92.2%	89.6%	87.0%	84.3%	81.7%	79.0%	76.3%	61.0%	45.8%	30.5%	15.2%	0.0%
64	100.0%	97.3%	94.6%	92.0%	89.3%	86.5%	83.8%	81.1%	78.3%	75.6%	60.4%	45.3%	30.2%	15.1%	0.0%
65	100.0%	97.2%	94.5%	91.7%	88.9%	86.1%	83.3%	80.4%	77.6%	74.8%	59.8%	44.9%	29.9%	14.9%	0.0%
66	100.0%	97.1%	94.3%	91.4%	88.5%	85.6%	82.7%	79.8%	76.9%	74.0%	59.2%	44.4%	29.6%	14.8%	0.0%
67	100.0%	97.0%	94.1%	91.1%	88.1%	85.1%	82.1%	79.1%	76.2%	73.2%	58.6%	43.9%	29.3%	14.6%	0.0%
68	100.0%	96.9%	93.8%	90.8%	87.7%	84.6%	81.5%	78.5%	75.4%	72.4%	57.9%	43.4%	28.9%	14.4%	0.0%
69	100.0%	96.8%	93.6%	90.4%	87.3%	84.1%	81.0%	77.8%	74.7%	71.6%	57.3%	42.9%	28.6%	14.3%	0.0%
70	100.0%	96.7%	93.4%	90.1%	86.9%	83.6%	80.4%	77.1%	73.9%	70.7%	56.6%	42.4%	28.3%	14.1%	0.0%
71	100.0%	96.6%	93.2%	89.8%	86.4%	83.1%	79.7%	76.4%	73.1%	69.9%	55.9%	41.9%	27.9%	13.9%	0.0%
72	100.0%	96.4%	93.0%	89.5%	86.0%	82.5%	79.1%	75.7%	72.3%	68.9%	55.1%	41.3%	27.5%	13.7%	0.0%
73	100.0%	96.3%	92.7%	89.1%	85.5%	82.0%	78.4%	74.9%	71.4%	68.1%	54.4%	40.8%	27.2%	13.6%	0.0%
74	100.0%	96.2%	92.5%	88.8%	85.1%	81.4%	77.7%	74.1%	70.6%	67.2%	53.8%	40.3%	26.9%	13.4%	0.0%
75	100.0%	96.1%	92.2%	88.4%	84.6%	80.8%	77.0%	73.4%	69.9%	66.4%	53.1%	39.8%	26.5%	13.2%	0.0%
76	100.0%	95.9%	91.9%	88.0%	84.0%	80.1%	76.3%	72.7%	69.1%	65.7%	52.5%	39.4%	26.2%	13.1%	0.0%
77	100.0%	95.8%	91.7%	87.6%	83.5%	79.5%	75.7%	72.0%	68.4%	65.0%	52.0%	39.0%	26.0%	13.0%	0.0%
78	100.0%	95.6%	91.4%	87.1%	83.0%	79.0%	75.1%	71.4%	67.8%	64.2%	51.4%	38.5%	25.7%	12.8%	0.0%
79	100.0%	95.5%	91.0%	86.7%	82.6%	78.5%	74.6%	70.8%	67.1%	63.6%	50.9%	38.1%	25.4%	12.7%	0.0%
80	100.0%	95.3%	90.8%	86.4%	82.2%	78.1%	74.2%	70.2%	66.6%	63.1%	50.5%	37.9%	25.2%	12.6%	0.0%
81	100.0%	95.2%	90.7%	86.2%	81.9%	77.8%	73.7%	69.8%	66.2%	62.8%	50.3%	37.7%	25.1%	12.5%	0.0%
82	100.0%	95.2%	90.5%	86.0%	81.6%	77.3%	73.3%	69.5%	66.0%	62.5%	50.0%	37.5%	25.0%	12.5%	0.0%
83	100.0%	95.1%	90.3%	85.7%	81.2%	77.0%	73.0%	69.3%	65.7%	61.8%	49.5%	37.1%	24.7%	12.3%	0.0%
84	100.0%	95.0%	90.2%	85.4%	80.9%	76.7%	72.8%	69.1%	65.0%	61.0%	48.8%	36.6%	24.4%	12.2%	0.0%
85	100.0%	94.9%	89.9%	85.2%	80.8%	76.7%	72.7%	68.4%	64.2%	60.1%	48.0%	36.0%	24.0%	12.0%	0.0%

Unisex
Policy Year

Issue Age	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15
0	100.0%	99.7%	99.3%	98.9%	98.6%	88.8%	79.1%	69.4%	59.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
1	100.0%	99.6%	99.2%	98.8%	98.4%	88.7%	79.0%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
2	100.0%	99.6%	99.2%	98.8%	98.4%	88.7%	79.0%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
3	100.0%	99.6%	99.1%	98.7%	98.3%	88.6%	79.0%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
4	100.0%	99.5%	99.1%	98.7%	98.2%	88.6%	78.9%	69.3%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
5	100.0%	99.5%	99.1%	98.6%	98.2%	88.5%	78.9%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
6	100.0%	99.5%	99.1%	98.6%	98.1%	88.5%	78.8%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
7	100.0%	99.5%	99.0%	98.5%	98.0%	88.4%	78.8%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
8	100.0%	99.5%	99.0%	98.5%	98.0%	88.4%	78.8%	69.2%	59.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
9	100.0%	99.5%	99.0%	98.4%	97.9%	88.3%	78.7%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
10	100.0%	99.4%	98.9%	98.4%	97.9%	88.3%	78.7%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
11	100.0%	99.4%	98.9%	98.4%	97.8%	88.2%	78.7%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
12	100.0%	99.4%	98.9%	98.3%	97.8%	88.2%	78.6%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
13	100.0%	99.4%	98.8%	98.3%	97.7%	88.2%	78.6%	69.1%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
14	100.0%	99.4%	98.8%	98.3%	97.7%	88.1%	78.6%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
15	100.0%	99.4%	98.8%	98.2%	97.6%	88.1%	78.6%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
16	100.0%	99.4%	98.8%	98.2%	97.6%	88.1%	78.5%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
17	100.0%	99.4%	98.8%	98.2%	97.5%	88.0%	78.5%	69.0%	59.5%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
18	100.0%	99.3%	98.7%	98.1%	97.4%	87.9%	78.4%	68.9%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
19	100.0%	99.3%	98.7%	98.0%	97.4%	87.9%	78.4%	68.9%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
20	100.0%	99.3%	98.6%	98.0%	97.3%	87.8%	78.3%	68.9%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
21	100.0%	99.3%	98.6%	97.9%	97.2%	87.7%	78.3%	68.8%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
22	100.0%	99.3%	98.6%	97.8%	97.1%	87.6%	78.2%	68.8%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
23	100.0%	99.2%	98.5%	97.7%	97.0%	87.6%	78.2%	68.8%	59.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
24	100.0%	99.2%	98.4%	97.7%	96.9%	87.5%	78.1%	68.7%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
25	100.0%	99.2%	98.4%	97.6%	96.8%	87.4%	78.0%	68.7%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
26	100.0%	99.2%	98.3%	97.5%	96.6%	87.3%	78.0%	68.6%	59.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
27	100.0%	99.1%	98.3%	97.4%	96.5%	87.2%	77.9%	68.6%	59.3%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
28	100.0%	99.1%	98.2%	97.3%	96.4%	87.1%	77.8%	68.5%	59.2%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
29	100.0%	99.1%	98.2%	97.2%	96.2%	87.0%	77.7%	68.5%	59.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
30	100.0%	99.0%	98.1%	97.1%	96.1%	86.9%	77.6%	68.4%	59.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
31	100.0%	99.0%	98.0%	97.0%	95.9%	86.7%	77.5%	68.3%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
32	100.0%	99.0%	97.9%	96.9%	95.8%	86.6%	77.5%	68.3%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
33	100.0%	98.9%	97.8%	96.8%	95.6%	86.5%	77.4%	68.2%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
34	100.0%	98.9%	97.8%	96.6%	95.5%	86.4%	77.3%	68.2%	59.1%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
35	100.0%	98.8%	97.7%	96.5%	95.3%	86.2%	77.2%	68.1%	59.0%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
36	100.0%	98.8%	97.6%	96.4%	95.1%	86.1%	77.1%	68.0%	59.0%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
37	100.0%	98.7%	97.5%	96.3%	95.0%	86.0%	77.0%	68.0%	59.0%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
38	100.0%	98.7%	97.4%	96.1%	94.8%	85.8%	76.9%	67.9%	58.9%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
39	100.0%	98.7%	97.3%	96.0%	94.6%	85.7%	76.7%	67.8%	58.9%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
40	100.0%	98.6%	97.2%	95.8%	94.4%	85.5%	76.6%	67.7%	58.8%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
41	100.0%	98.6%	97.1%	95.7%	94.2%	85.4%	76.5%	67.7%	58.8%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
42	100.0%	98.5%	97.0%	95.6%	94.0%	85.2%	76.4%	67.6%	58.8%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
43	100.0%	98.5%	96.9%	95.4%	93.8%	85.1%	76.3%	67.5%	58.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
44	100.0%	98.4%	96.8%	95.3%	93.6%	84.9%	76.2%	67.4%	58.7%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
45	100.0%	98.4%	96.7%	95.1%	93.4%	84.7%	76.0%	67.3%	58.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
46	100.0%	98.3%	96.6%	94.9%	93.2%	84.5%	75.9%	67.2%	58.6%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
47	100.0%	98.3%	96.5%	94.7%	92.9%	84.3%	75.7%	67.1%	58.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
48	100.0%	98.2%	96.4%	94.5%	92.7%	84.1%	75.6%	67.0%	58.5%	50.0%	40.0%	30.0%	20.0%	9.9%	0.0%
49	100.0%	98.1%	96.2%	94.3%	92.4%	83.9%	75.4%	66.9%	58.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
50	100.0%	98.0%	96.1%	94.1%	92.1%	83.7%	75.2%	66.8%	58.4%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%

Issue Age	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15
51	100.0%	98.0%	95.9%	93.9%	91.8%	83.5%	75.1%	66.7%	58.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
52	100.0%	97.9%	95.8%	93.7%	91.6%	83.3%	74.9%	66.6%	58.3%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
53	100.0%	97.8%	95.7%	93.5%	91.3%	83.1%	74.8%	66.5%	58.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
54	100.0%	97.8%	95.5%	93.3%	91.1%	82.8%	74.6%	66.4%	58.2%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
55	100.0%	97.7%	95.4%	93.1%	90.8%	88.4%	86.1%	83.7%	81.3%	78.9%	63.1%	47.3%	31.5%	15.7%	0.0%
56	100.0%	97.6%	95.3%	92.9%	90.5%	88.1%	85.6%	83.2%	80.7%	78.3%	62.6%	47.0%	31.3%	15.6%	0.0%
57	100.0%	97.5%	95.1%	92.6%	90.2%	87.7%	85.2%	82.7%	80.2%	77.7%	62.1%	46.6%	31.0%	15.5%	0.0%
58	100.0%	97.5%	94.9%	92.4%	89.8%	87.3%	84.7%	82.2%	79.6%	77.1%	61.6%	46.2%	30.8%	15.4%	0.0%
59	100.0%	97.4%	94.7%	92.1%	89.5%	86.9%	84.3%	81.7%	79.0%	76.4%	61.1%	45.8%	30.5%	15.2%	0.0%
60	100.0%	97.3%	94.6%	91.9%	89.2%	86.5%	83.8%	81.1%	78.4%	75.7%	60.6%	45.4%	30.3%	15.1%	0.0%
61	100.0%	97.2%	94.4%	91.7%	88.9%	86.1%	83.4%	80.6%	77.8%	75.0%	60.0%	45.0%	30.0%	15.0%	0.0%
62	100.0%	97.1%	94.3%	91.4%	88.6%	85.8%	82.9%	80.1%	77.2%	74.3%	59.4%	44.6%	29.7%	14.8%	0.0%
63	100.0%	97.0%	94.1%	91.2%	88.3%	85.3%	82.4%	79.4%	76.5%	73.5%	58.8%	44.1%	29.4%	14.7%	0.0%
64	100.0%	96.9%	93.9%	90.9%	87.9%	84.9%	81.8%	78.8%	75.8%	72.8%	58.2%	43.6%	29.1%	14.5%	0.0%
65	100.0%	96.9%	93.8%	90.6%	87.5%	84.4%	81.2%	78.1%	75.0%	72.0%	57.6%	43.2%	28.8%	14.4%	0.0%
66	100.0%	96.8%	93.5%	90.3%	87.1%	83.8%	80.6%	77.4%	74.3%	71.1%	56.9%	42.7%	28.4%	14.2%	0.0%
67	100.0%	96.6%	93.3%	90.0%	86.6%	83.3%	80.0%	76.7%	73.5%	70.3%	56.2%	42.1%	28.1%	14.0%	0.0%
68	100.0%	96.5%	93.1%	89.6%	86.1%	82.7%	79.3%	76.0%	72.7%	69.4%	55.5%	41.6%	27.7%	13.8%	0.0%
69	100.0%	96.4%	92.8%	89.2%	85.7%	82.2%	78.7%	75.3%	71.9%	68.6%	54.8%	41.1%	27.4%	13.7%	0.0%
70	100.0%	96.2%	92.5%	88.9%	85.2%	81.6%	78.1%	74.6%	71.1%	67.7%	54.2%	40.6%	27.1%	13.5%	0.0%
71	100.0%	96.1%	92.3%	88.5%	84.8%	81.1%	77.5%	73.9%	70.4%	66.9%	53.5%	40.1%	26.7%	13.3%	0.0%
72	100.0%	96.0%	92.1%	88.2%	84.4%	80.6%	76.8%	73.2%	69.6%	66.2%	53.0%	39.7%	26.5%	13.2%	0.0%
73	100.0%	95.9%	91.8%	87.8%	83.9%	80.0%	76.2%	72.5%	68.9%	65.5%	52.4%	39.3%	26.2%	13.1%	0.0%
74	100.0%	95.7%	91.6%	87.5%	83.4%	79.4%	75.6%	71.9%	68.3%	64.9%	51.9%	38.9%	25.9%	12.9%	0.0%
75	100.0%	95.6%	91.3%	87.1%	82.9%	78.9%	75.0%	71.3%	67.7%	64.3%	51.4%	38.5%	25.7%	12.8%	0.0%
76	100.0%	95.5%	91.0%	86.7%	82.5%	78.4%	74.5%	70.8%	67.2%	63.7%	51.0%	38.2%	25.5%	12.7%	0.0%
77	100.0%	95.3%	90.8%	86.4%	82.1%	78.1%	74.1%	70.3%	66.7%	63.3%	50.6%	37.9%	25.3%	12.6%	0.0%
78	100.0%	95.2%	90.6%	86.1%	81.8%	77.7%	73.8%	70.0%	66.4%	62.9%	50.3%	37.7%	25.1%	12.5%	0.0%
79	100.0%	95.1%	90.4%	85.9%	81.6%	77.4%	73.5%	69.7%	66.1%	62.7%	50.2%	37.6%	25.1%	12.5%	0.0%
80	100.0%	95.0%	90.3%	85.8%	81.4%	77.2%	73.2%	69.4%	65.9%	62.7%	50.1%	37.6%	25.0%	12.5%	0.0%
81	100.0%	95.0%	90.2%	85.6%	81.2%	77.0%	73.0%	69.3%	65.9%	62.8%	50.2%	37.6%	25.1%	12.5%	0.0%
82	100.0%	94.9%	90.1%	85.4%	81.0%	76.9%	73.0%	69.4%	66.1%	63.0%	50.4%	37.8%	25.2%	12.6%	0.0%
83	100.0%	94.9%	90.0%	85.3%	80.9%	76.8%	73.0%	69.6%	66.4%	63.2%	50.5%	37.9%	25.2%	12.6%	0.0%
84	100.0%	94.8%	89.9%	85.3%	81.0%	77.0%	73.3%	69.9%	66.6%	63.3%	50.6%	37.9%	25.3%	12.6%	0.0%
85	100.0%	94.8%	89.9%	85.4%	81.1%	77.3%	73.7%	70.2%	66.7%	63.4%	50.7%	38.0%	25.3%	12.6%	0.0%

APPENDIX C – TARGET PREMIUM RATES

TARGET PREMIUM RATES (per $1,000 of Face Amount)

Issue Age	Male	Female	Unisex	Issue Age	Male	Female	Unisex
0	3.36	2.91	3.27	43	15.06	11.50	14.35
1	3.36	2.91	3.27	44	15.67	12.02	14.94
2	3.36	2.91	3.27	45	16.29	12.53	15.54
3	3.36	2.91	3.27	46	17.25	13.26	16.45
4	3.36	2.91	3.27	47	18.21	13.99	17.37
5	3.36	2.91	3.27	48	19.18	14.72	18.28
6	3.36	2.91	3.27	49	20.14	15.45	19.20
7	3.36	2.91	3.27	50	21.10	16.18	20.12
8	3.36	2.91	3.27	51	22.06	16.90	21.03
9	3.36	2.91	3.27	52	23.02	17.63	21.95
10	3.36	2.91	3.27	53	23.99	18.36	22.86
11	3.53	3.05	3.43	54	24.95	19.09	23.78
12	3.70	3.20	3.60	55	25.91	19.82	24.69
13	3.87	3.34	3.76	56	27.18	20.87	25.92
14	4.03	3.47	3.92	57	28.45	21.91	27.14
15	4.21	3.63	4.09	58	29.71	22.96	28.36
16	4.56	3.93	4.44	59	30.98	24.00	29.59
17	4.93	4.24	4.80	60	32.25	25.05	30.81
18	5.29	4.56	5.14	61	33.52	26.10	32.03
19	5.66	4.87	5.50	62	34.79	27.14	33.26
20	6.02	5.17	5.85	63	36.05	28.19	34.48
21	6.05	5.19	5.87	64	37.32	29.23	35.70
22	6.08	5.24	5.91	65	38.59	30.28	36.93
23	6.09	5.25	5.92	66	38.97	30.87	37.35
24	6.12	5.28	5.95	67	39.34	31.46	37.76
25	6.15	5.30	5.98	68	39.72	32.04	38.18
26	6.55	5.51	6.34	69	40.09	32.62	38.60
27	6.94	5.72	6.70	70	40.47	33.22	39.02
28	7.34	5.93	7.06	71	41.04	33.80	39.59
29	7.74	6.14	7.42	72	41.62	34.38	40.17
30	8.14	6.35	7.78	73	42.20	34.96	40.75
31	8.53	6.56	8.14	74	42.79	35.56	41.34
32	8.93	6.77	8.50	75	43.37	36.14	41.92
33	9.33	6.98	8.86	76	44.82	37.35	43.33
34	9.72	7.19	9.22	77	46.27	38.56	44.73
35	10.12	7.40	9.58	78	47.71	39.77	46.12
36	10.74	7.91	10.17	79	49.16	40.98	47.52
37	11.35	8.43	10.77	80	50.60	42.18	48.92
38	11.97	8.94	11.36	81	52.05	43.39	50.32
39	12.59	9.45	11.96	82	53.50	44.60	51.72
40	13.21	9.97	12.56	83	54.94	45.81	53.11
41	13.82	10.48	13.15	84	56.39	47.02	54.52
42	14.44	10.99	13.75	85	57.83	48.22	55.91

APPENDIX D

APPLICABLE PERCENTAGES (FOR LIFE INSURANCE DEFINITION TEST)

Guideline Premium/Cash Value Corridor Test

Insured’s Attained Age	Percentage of Policy Value	Insured’s Attained Age	Percentage of Policy Value	Insured’s Attained Age	Percentage of Policy Value
0-40	250.00	53	164.00	66	119.00
41	243.00	54	157.00	67	118.00
42	236.00	55	150.00	68	117.00
43	229.00	56	146.00	69	116.00
44	222.00	57	142.00	70	115.00
45	215.00	58	138.00	71	113.00
46	209.00	59	134.00	72	111.00
47	203.00	60	130.00	73	109.00
48	197.00	61	128.00	74	107.00
49	191.00	62	126.00	75-90	105.00
50	185.00	63	124.00	91	104.00
51	178.00	64	122.00	92	103.00
52	171.00	65	120.00	93	102.00
				94+	101.00

Cash Value Accumulation Test (percentage of Surrender Value) – Male

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
0	1569.13%	1295.46%	1203.01%	1127.69%	1064.74%	1011.09%	964.65%	923.93%	887.84%	855.58%	826.50%	800.12%	776.05%	753.97%	733.62%	714.80%
1	1530.15%	1267.24%	1178.38%	1105.94%	1045.37%	993.74%	949.02%	909.80%	875.02%	843.92%	815.87%	790.43%	767.20%	745.88%	726.23%	708.04%
2	1482.94%	1230.32%	1144.91%	1075.27%	1017.04%	967.38%	924.36%	886.62%	853.16%	823.22%	796.23%	771.72%	749.35%	728.82%	709.89%	692.36%
3	1433.47%	1190.72%	1108.62%	1041.68%	985.69%	937.94%	896.57%	860.28%	828.09%	799.29%	773.31%	749.73%	728.20%	708.44%	690.22%	673.35%
4	1383.22%	1149.89%	1070.98%	1006.62%	952.80%	906.89%	867.11%	832.21%	801.25%	773.55%	748.56%	725.88%	705.17%	686.16%	668.63%	652.39%
5	1333.54%	1109.26%	1033.40%	971.53%	919.78%	875.64%	837.39%	803.83%	774.06%	747.42%	723.39%	701.57%	681.65%	663.36%	646.50%	630.88%
6	1285.51%	1069.93%	997.00%	937.52%	887.77%	845.33%	808.55%	776.28%	747.65%	722.03%	698.92%	677.94%	658.78%	641.19%	624.97%	609.94%
7	1239.23%	1032.01%	961.90%	904.73%	856.89%	816.09%	780.73%	749.70%	722.17%	697.53%	675.31%	655.13%	636.70%	619.78%	604.17%	589.72%
8	1194.50%	995.31%	927.92%	872.95%	826.97%	787.74%	753.74%	723.90%	697.43%	673.73%	652.36%	632.95%	615.23%	598.95%	583.94%	570.04%
9	1151.27%	959.81%	895.02%	842.18%	797.97%	760.25%	727.56%	698.87%	673.42%	650.63%	630.08%	611.41%	594.36%	578.71%	564.27%	550.90%
10	1109.62%	925.58%	863.30%	812.50%	770.00%	733.74%	702.31%	674.72%	650.24%	628.33%	608.56%	590.61%	574.22%	559.16%	545.27%	532.41%
11	1069.37%	892.47%	832.60%	783.77%	742.91%	708.04%	677.82%	651.29%	627.76%	606.69%	587.68%	570.41%	554.64%	540.16%	526.80%	514.43%
12	1030.88%	860.84%	803.30%	756.35%	717.07%	683.55%	654.50%	628.99%	606.36%	586.10%	567.82%	551.21%	536.05%	522.12%	509.27%	497.36%
13	994.22%	830.80%	775.49%	730.36%	692.60%	660.37%	632.44%	607.91%	586.15%	566.67%	549.09%	533.12%	518.53%	505.13%	492.77%	481.32%
14	959.26%	802.20%	749.04%	705.66%	669.36%	638.38%	611.53%	587.95%	567.02%	548.29%	531.38%	516.02%	501.99%	489.10%	477.21%	466.20%
15	926.02%	775.10%	724.01%	682.32%	647.43%	617.65%	591.83%	569.16%	549.04%	531.03%	514.77%	500.00%	486.50%	474.11%	462.67%	452.07%
16	894.82%	749.82%	700.73%	660.67%	627.14%	598.52%	573.70%	551.91%	532.56%	515.24%	499.61%	485.40%	472.42%	460.50%	449.49%	439.30%
17	865.39%	726.11%	678.95%	640.46%	608.24%	580.74%	556.89%	535.94%	517.35%	500.69%	485.66%	472.00%	459.52%	448.05%	437.46%	427.65%
18	837.56%	703.81%	658.52%	621.55%	590.60%	564.18%	541.26%	521.13%	503.26%	487.26%	472.80%	459.67%	447.67%	436.64%	426.46%	417.02%
19	810.85%	682.43%	638.94%	603.44%	573.71%	548.33%	526.32%	506.98%	489.81%	474.43%	460.54%	447.92%	436.38%	425.78%	415.99%	406.92%
20	785.02%	661.73%	619.97%	585.89%	557.34%	532.97%	511.83%	493.26%	476.77%	461.99%	448.65%	436.52%	425.44%	415.25%	405.84%	397.12%
21	759.92%	641.57%	601.48%	568.76%	541.36%	517.96%	497.66%	479.83%	463.99%	449.80%	436.99%	425.34%	414.69%	404.90%	395.86%	387.48%
22	735.44%	621.83%	583.36%	551.95%	525.65%	503.18%	483.70%	466.58%	451.37%	437.74%	425.44%	414.25%	404.03%	394.62%	385.94%	377.89%
23	711.67%	602.62%	565.70%	535.55%	510.31%	488.75%	470.04%	453.61%	439.01%	425.93%	414.12%	403.38%	393.56%	384.53%	376.20%	368.47%
24	688.55%	583.88%	548.44%	519.51%	495.29%	474.60%	456.65%	440.87%	426.87%	414.31%	402.98%	392.67%	383.24%	374.58%	366.58%	359.16%
25	666.09%	565.64%	531.63%	503.87%	480.63%	460.77%	443.55%	428.42%	414.98%	402.93%	392.05%	382.16%	373.12%	364.80%	357.12%	350.00%
26	644.29%	547.89%	515.26%	488.62%	466.32%	447.27%	430.75%	416.23%	403.34%	391.78%	381.34%	371.85%	363.18%	355.20%	347.83%	341.00%
27	623.22%	530.72%	499.42%	473.86%	452.47%	434.20%	418.35%	404.42%	392.06%	380.97%	370.96%	361.86%	353.54%	345.89%	338.82%	332.27%
28	602.86%	514.11%	484.08%	459.57%	439.05%	421.53%	406.33%	392.97%	381.11%	370.49%	360.89%	352.16%	344.19%	336.85%	330.08%	323.80%
29	583.03%	497.88%	469.07%	445.56%	425.88%	409.07%	394.50%	381.70%	370.33%	360.14%	350.94%	342.57%	334.92%	327.89%	321.40%	315.38%
30	563.67%	481.96%	454.32%	431.77%	412.90%	396.79%	382.81%	370.53%	359.63%	349.86%	341.04%	333.03%	325.70%	318.96%	312.73%	306.96%
31	544.80%	466.40%	439.89%	418.26%	400.16%	384.70%	371.30%	359.53%	349.08%	339.72%	331.26%	323.58%	316.55%	310.09%	304.13%	298.60%
32	526.44%	451.20%	425.76%	405.02%	387.66%	372.84%	359.99%	348.70%	338.68%	329.70%	321.60%	314.23%	307.50%	301.31%	295.59%	290.29%
33	508.58%	436.38%	411.98%	392.08%	375.43%	361.22%	348.89%	338.07%	328.46%	319.86%	312.09%	305.03%	298.57%	292.64%	287.17%	282.09%
34	491.28%	421.99%	398.58%	379.49%	363.52%	349.89%	338.07%	327.69%	318.48%	310.24%	302.79%	296.02%	289.84%	284.15%	278.90%	274.04%
35	474.52%	408.03%	385.57%	367.26%	351.94%	338.87%	327.54%	317.59%	308.76%	300.85%	293.71%	287.23%	281.30%	275.85%	270.83%	266.16%
36	458.30%	394.49%	372.94%	355.37%	340.68%	328.15%	317.28%	307.74%	299.28%	291.70%	284.86%	278.64%	272.96%	267.74%	262.93%	258.46%
37	442.66%	381.42%	360.75%	343.90%	329.81%	317.79%	307.37%	298.23%	290.11%	282.85%	276.29%	270.34%	264.89%	259.89%	255.28%	251.00%
38	427.55%	368.79%	348.96%	332.79%	319.28%	307.76%	297.77%	289.00%	281.23%	274.26%	267.98%	262.27%	257.06%	252.27%	247.85%	243.75%
39	413.01%	356.62%	337.60%	322.10%	309.14%	298.09%	288.52%	280.12%	272.66%	265.99%	259.97%	254.50%	249.51%	244.92%	240.68%	236.76%
40	399.00%	344.90%	326.65%	311.79%	299.37%	288.77%	279.60%	271.54%	264.40%	258.01%	252.24%	247.00%	242.22%	237.82%	233.77%	230.02%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
41	385.51%	333.61%	316.11%	301.86%	289.94%	279.79%	270.99%	263.28%	256.43%	250.31%	244.79%	239.77%	235.19%	230.98%	227.10%	223.50%
42	372.54%	322.75%	305.97%	292.30%	280.89%	271.15%	262.73%	255.33%	248.78%	242.91%	237.62%	232.82%	228.43%	224.40%	220.69%	217.24%
43	360.09%	312.33%	296.24%	283.14%	272.20%	262.87%	254.80%	247.72%	241.44%	235.82%	230.75%	226.15%	221.96%	218.10%	214.55%	211.25%
44	348.13%	302.34%	286.91%	274.36%	263.87%	254.94%	247.20%	240.42%	234.41%	229.03%	224.18%	219.78%	215.76%	212.07%	208.67%	205.52%
45	336.69%	292.78%	277.99%	265.96%	255.92%	247.36%	239.95%	233.46%	227.71%	222.56%	217.92%	213.71%	209.86%	206.34%	203.08%	200.07%
46	325.73%	283.63%	269.47%	257.94%	248.32%	240.13%	233.04%	226.83%	221.32%	216.39%	211.96%	207.93%	204.25%	200.88%	197.77%	194.90%
47	315.22%	274.86%	261.29%	250.26%	241.04%	233.20%	226.42%	220.47%	215.20%	210.49%	206.25%	202.40%	198.89%	195.67%	192.70%	189.95%
48	305.12%	266.45%	253.45%	242.88%	234.07%	226.56%	220.07%	214.38%	209.35%	204.84%	200.79%	197.11%	193.75%	190.67%	187.84%	185.21%
49	295.35%	258.29%	245.85%	235.73%	227.29%	220.11%	213.90%	208.46%	203.64%	199.34%	195.46%	191.94%	188.74%	185.80%	183.09%	180.59%
50	285.91%	250.40%	238.48%	228.79%	220.71%	213.84%	207.90%	202.70%	198.09%	193.98%	190.28%	186.92%	183.86%	181.05%	178.46%	176.07%
51	276.80%	242.77%	231.35%	222.08%	214.35%	207.78%	202.10%	197.12%	192.72%	188.79%	185.25%	182.04%	179.12%	176.44%	173.97%	171.69%
52	268.02%	235.43%	224.49%	215.62%	208.22%	201.93%	196.50%	191.75%	187.54%	183.78%	180.40%	177.34%	174.55%	171.99%	169.64%	167.46%
53	259.61%	228.39%	217.92%	209.43%	202.36%	196.34%	191.15%	186.60%	182.59%	179.00%	175.77%	172.85%	170.18%	167.74%	165.49%	163.42%
54	251.56%	221.65%	211.64%	203.51%	196.75%	191.00%	186.03%	181.69%	177.85%	174.43%	171.35%	168.55%	166.01%	163.68%	161.54%	159.56%
55	243.86%	215.23%	205.65%	197.88%	191.41%	185.91%	181.17%	177.03%	173.36%	170.09%	167.15%	164.49%	162.06%	159.84%	157.80%	155.92%
56	236.52%	209.12%	199.96%	192.53%	186.35%	181.10%	176.57%	172.61%	169.11%	166.00%	163.19%	160.65%	158.34%	156.23%	154.28%	152.49%
57	229.52%	203.30%	194.54%	187.44%	181.54%	176.53%	172.21%	168.43%	165.10%	162.12%	159.45%	157.03%	154.83%	152.82%	150.96%	149.26%
58	222.84%	197.76%	189.39%	182.61%	176.97%	172.19%	168.07%	164.47%	161.29%	158.45%	155.91%	153.61%	151.51%	149.59%	147.83%	146.21%
59	216.41%	192.43%	184.43%	177.95%	172.57%	168.01%	164.08%	160.65%	157.62%	154.92%	152.49%	150.30%	148.31%	146.48%	144.81%	143.26%
60	210.23%	187.30%	179.66%	173.48%	168.34%	163.99%	160.24%	156.97%	154.09%	151.52%	149.21%	147.12%	145.23%	143.49%	141.90%	140.43%
61	204.30%	182.38%	175.09%	169.19%	164.29%	160.15%	156.57%	153.46%	150.71%	148.26%	146.07%	144.08%	142.28%	140.63%	139.12%	137.72%
62	198.65%	177.71%	170.74%	165.12%	160.45%	156.50%	153.09%	150.13%	147.51%	145.18%	143.10%	141.21%	139.50%	137.93%	136.49%	135.17%
63	193.28%	173.28%	166.64%	161.27%	156.83%	153.06%	149.82%	147.00%	144.51%	142.30%	140.32%	138.52%	136.90%	135.41%	134.05%	132.79%
64	188.19%	169.10%	162.77%	157.66%	153.42%	149.84%	146.76%	144.08%	141.71%	139.61%	137.73%	136.03%	134.48%	133.07%	131.78%	130.59%
65	183.35%	165.14%	159.11%	154.24%	150.21%	146.81%	143.88%	141.33%	139.09%	137.09%	135.30%	133.69%	132.23%	130.89%	129.67%	128.54%
66	178.74%	161.38%	155.64%	151.01%	147.18%	143.94%	141.16%	138.75%	136.62%	134.73%	133.03%	131.51%	130.12%	128.86%	127.70%	126.63%
67	174.34%	157.79%	152.33%	147.93%	144.29%	141.22%	138.58%	136.29%	134.28%	132.49%	130.88%	129.44%	128.13%	126.93%	125.84%	124.83%
68	170.11%	154.35%	149.15%	144.97%	141.52%	138.61%	136.11%	133.94%	132.03%	130.34%	128.82%	127.46%	126.22%	125.09%	124.06%	123.11%
69	166.04%	151.04%	146.10%	142.14%	138.86%	136.10%	133.74%	131.69%	129.88%	128.28%	126.85%	125.56%	124.39%	123.33%	122.36%	121.46%
70	162.12%	147.85%	143.16%	139.39%	136.29%	133.68%	131.44%	129.50%	127.80%	126.29%	124.94%	123.72%	122.62%	121.62%	120.70%	119.86%
71	158.36%	144.78%	140.33%	136.76%	133.82%	131.35%	129.24%	127.40%	125.79%	124.37%	123.10%	121.95%	120.92%	119.97%	119.11%	118.32%
72	154.74%	141.83%	137.61%	134.23%	131.45%	129.11%	127.12%	125.39%	123.87%	122.53%	121.33%	120.25%	119.28%	118.39%	117.58%	116.84%
73	151.32%	139.06%	135.06%	131.86%	129.23%	127.02%	125.14%	123.50%	122.07%	120.81%	119.68%	118.67%	117.76%	116.93%	116.17%	115.47%
74	148.07%	136.43%	132.64%	129.61%	127.13%	125.04%	123.27%	121.73%	120.39%	119.20%	118.14%	117.19%	116.33%	115.56%	114.84%	114.19%
75	144.97%	133.92%	130.33%	127.47%	125.13%	123.17%	121.49%	120.05%	118.79%	117.67%	116.68%	115.79%	114.99%	114.26%	113.59%	112.98%
76	142.02%	131.53%	128.14%	125.44%	123.23%	121.38%	119.81%	118.45%	117.27%	116.22%	115.29%	114.46%	113.71%	113.03%	112.41%	111.84%
77	139.20%	129.26%	126.05%	123.50%	121.42%	119.68%	118.20%	116.93%	115.82%	114.84%	113.97%	113.19%	112.49%	111.85%	111.27%	110.74%
78	136.52%	127.10%	124.07%	121.66%	119.70%	118.07%	116.68%	115.48%	114.44%	113.53%	112.71%	111.99%	111.33%	110.74%	110.20%	109.71%
79	133.99%	125.07%	122.20%	119.94%	118.09%	116.55%	115.25%	114.13%	113.16%	112.30%	111.54%	110.86%	110.25%	109.70%	109.20%	108.74%
80	131.61%	123.17%	120.47%	118.33%	116.60%	115.15%	113.93%	112.88%	111.97%	111.17%	110.46%	109.83%	109.26%	108.74%	108.28%	107.85%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
81	129.39%	121.40%	118.85%	116.84%	115.21%	113.85%	112.71%	111.72%	110.87%	110.12%	109.46%	108.87%	108.34%	107.86%	107.43%	107.03%
82	127.31%	119.76%	117.36%	115.47%	113.93%	112.66%	111.59%	110.67%	109.87%	109.18%	108.56%	108.01%	107.52%	107.07%	106.67%	106.30%
83	125.37%	118.23%	115.97%	114.19%	112.75%	111.56%	110.55%	109.69%	108.95%	108.30%	107.73%	107.22%	106.76%	106.34%	105.97%	105.63%
84	123.54%	116.80%	114.66%	112.99%	111.64%	110.52%	109.58%	108.78%	108.09%	107.48%	106.95%	106.47%	106.05%	105.67%	105.32%	105.00%
85	121.83%	115.46%	113.45%	111.87%	110.60%	109.56%	108.68%	107.93%	107.29%	106.72%	106.23%	105.78%	105.39%	105.03%	104.71%	104.42%
86	120.23%	114.22%	112.32%	110.84%	109.65%	108.67%	107.85%	107.15%	106.55%	106.02%	105.56%	105.15%	104.78%	104.45%	104.15%	103.88%
87	118.75%	113.08%	111.29%	109.90%	108.78%	107.86%	107.09%	106.43%	105.87%	105.38%	104.95%	104.57%	104.23%	103.92%	103.64%	103.39%
88	117.39%	112.05%	110.36%	109.04%	107.99%	107.12%	106.40%	105.79%	105.26%	104.80%	104.40%	104.05%	103.73%	103.44%	103.19%	102.95%
89	116.14%	111.11%	109.52%	108.27%	107.28%	106.46%	105.79%	105.21%	104.72%	104.29%	103.91%	103.58%	103.28%	103.02%	102.78%	102.56%
90	114.98%	110.27%	108.76%	107.59%	106.65%	105.88%	105.24%	104.70%	104.24%	103.83%	103.48%	103.17%	102.89%	102.64%	102.42%	102.22%
91	113.92%	109.52%	108.10%	106.99%	106.11%	105.38%	104.78%	104.27%	103.83%	103.45%	103.12%	102.83%	102.56%	102.33%	102.13%	101.97%
92	112.89%	108.82%	107.49%	106.44%	105.60%	104.92%	104.35%	103.87%	103.46%	103.10%	102.79%	102.51%	102.27%	102.05%	101.97%	101.00%
93	111.89%	108.16%	106.91%	105.93%	105.14%	104.49%	103.95%	103.50%	103.11%	102.78%	102.48%	102.23%	102.00%	101.97%	101.00%	101.00%
94	110.88%	107.53%	106.38%	105.45%	104.71%	104.10%	103.59%	103.16%	102.79%	102.48%	102.20%	101.97%	101.97%	101.00%	101.00%	101.00%
95	109.83%	106.91%	105.87%	105.01%	104.32%	103.74%	103.26%	102.85%	102.50%	102.20%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%
96	108.68%	106.29%	105.38%	104.61%	103.97%	103.43%	102.98%	102.59%	102.26%	101.98%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
97	107.33%	105.55%	104.82%	104.18%	103.61%	103.13%	102.71%	102.34%	102.03%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
98	105.61%	104.55%	104.06%	103.61%	103.19%	102.80%	102.44%	102.11%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
99	103.30%	102.95%	102.78%	102.61%	102.44%	102.26%	102.09%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
100	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
101	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
102	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
103	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
104	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
105	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
106	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
107	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
108	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
109	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
110	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
111	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
112	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
113	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
114	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
115	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
116	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
117	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
118	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
119	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
120	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%

Cash Value Accumulation Test (percentage of Surrender Value) – Female

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
0	1871.18%	1550.58%	1442.06%	1353.71%	1279.93%	1217.10%	1162.74%	1115.10%	1072.89%	1035.14%	1001.13%	970.28%	942.11%	916.27%	892.44%	870.39%
1	1814.33%	1506.36%	1402.09%	1317.18%	1246.26%	1185.87%	1133.61%	1087.79%	1047.20%	1010.90%	978.18%	948.49%	921.39%	896.52%	873.59%	852.36%
2	1754.86%	1458.98%	1358.78%	1277.18%	1209.02%	1150.97%	1100.73%	1056.69%	1017.66%	982.76%	951.30%	922.75%	896.69%	872.77%	850.71%	830.29%
3	1694.51%	1410.18%	1313.89%	1235.46%	1169.96%	1114.16%	1065.87%	1023.53%	986.01%	952.46%	922.21%	894.76%	869.70%	846.70%	825.49%	805.85%
4	1634.44%	1361.19%	1268.64%	1193.25%	1130.29%	1076.65%	1030.23%	989.53%	953.46%	921.21%	892.13%	865.73%	841.64%	819.52%	799.13%	780.25%
5	1576.08%	1313.46%	1224.50%	1152.05%	1091.52%	1039.97%	995.34%	956.22%	921.55%	890.54%	862.58%	837.21%	814.04%	792.78%	773.17%	755.01%
6	1519.42%	1267.00%	1181.50%	1111.86%	1053.68%	1004.12%	961.23%	923.62%	890.29%	860.48%	833.60%	809.21%	786.94%	766.49%	747.64%	730.19%
7	1464.64%	1222.04%	1139.86%	1072.92%	1017.00%	969.37%	928.13%	891.98%	859.94%	831.28%	805.44%	781.99%	760.58%	740.93%	722.80%	706.02%
8	1412.28%	1179.12%	1100.14%	1035.80%	982.05%	936.27%	896.63%	861.89%	831.09%	803.54%	778.70%	756.16%	735.57%	716.68%	699.25%	683.12%
9	1361.63%	1137.56%	1061.65%	999.81%	948.15%	904.14%	866.05%	832.65%	803.04%	776.56%	752.69%	731.02%	711.23%	693.07%	676.32%	660.80%
10	1312.67%	1097.32%	1024.36%	964.92%	915.27%	872.97%	836.36%	804.26%	775.80%	750.34%	727.40%	706.56%	687.54%	670.08%	653.98%	639.07%
11	1265.49%	1058.52%	988.40%	931.28%	883.56%	842.90%	807.71%	776.86%	749.50%	725.04%	702.98%	682.96%	664.67%	647.89%	632.41%	618.07%
12	1220.02%	1021.12%	953.73%	898.83%	852.96%	813.89%	780.06%	750.41%	724.12%	700.60%	679.40%	660.15%	642.58%	626.44%	611.56%	597.78%
13	1176.58%	985.44%	920.68%	867.92%	823.84%	786.29%	753.79%	725.28%	700.02%	677.41%	657.04%	638.54%	621.65%	606.14%	591.84%	578.60%
14	1134.91%	951.25%	889.02%	838.32%	795.96%	759.88%	728.64%	701.25%	676.97%	655.25%	635.66%	617.89%	601.65%	586.75%	573.01%	560.28%
15	1094.92%	918.45%	858.65%	809.94%	769.24%	734.56%	704.55%	678.23%	654.90%	634.02%	615.20%	598.12%	582.52%	568.20%	554.99%	542.76%
16	1056.41%	886.86%	829.40%	782.59%	743.49%	710.17%	681.33%	656.04%	633.62%	613.56%	595.48%	579.07%	564.08%	550.32%	537.62%	525.87%
17	1019.50%	856.61%	801.41%	756.43%	718.86%	686.85%	659.14%	634.85%	613.31%	594.04%	576.67%	560.90%	546.49%	533.27%	521.08%	509.78%
18	983.92%	827.43%	774.40%	731.19%	695.10%	664.35%	637.73%	614.38%	593.69%	575.18%	558.49%	543.34%	529.50%	516.80%	505.09%	494.24%
19	949.61%	799.27%	748.33%	706.82%	672.15%	642.61%	617.04%	594.61%	574.73%	556.95%	540.92%	526.37%	513.08%	500.87%	489.62%	479.20%
20	916.60%	772.18%	723.24%	683.37%	650.06%	621.69%	597.12%	575.59%	556.49%	539.41%	524.01%	510.03%	497.27%	485.55%	474.74%	464.73%
21	884.67%	745.94%	698.93%	660.63%	628.64%	601.38%	577.79%	557.10%	538.76%	522.36%	507.57%	494.14%	481.88%	470.63%	460.25%	450.63%
22	853.79%	720.53%	675.37%	638.58%	607.85%	581.67%	559.01%	539.14%	521.53%	505.78%	491.57%	478.68%	466.90%	456.10%	446.13%	436.89%
23	823.99%	695.98%	652.61%	617.27%	587.76%	562.61%	540.85%	521.77%	504.85%	489.72%	476.08%	463.70%	452.39%	442.01%	432.44%	423.58%
24	795.11%	672.15%	630.49%	596.55%	568.20%	544.05%	523.15%	504.82%	488.58%	474.05%	460.95%	449.06%	438.20%	428.23%	419.04%	410.53%
25	767.25%	649.13%	609.11%	576.52%	549.29%	526.10%	506.02%	488.42%	472.82%	458.87%	446.29%	434.87%	424.45%	414.88%	406.05%	397.88%
26	740.35%	626.89%	588.46%	557.15%	531.00%	508.72%	489.44%	472.54%	457.56%	444.16%	432.08%	421.12%	411.11%	401.92%	393.45%	385.61%
27	714.38%	605.40%	568.48%	538.41%	513.30%	491.91%	473.39%	457.16%	442.78%	429.91%	418.32%	407.79%	398.18%	389.36%	381.23%	373.69%
28	689.39%	584.72%	549.26%	520.38%	496.26%	475.72%	457.94%	442.36%	428.55%	416.19%	405.06%	394.96%	385.73%	377.26%	369.45%	362.23%
29	665.29%	564.76%	530.70%	502.97%	479.81%	460.08%	443.01%	428.05%	414.79%	402.93%	392.24%	382.54%	373.69%	365.56%	358.06%	351.13%
30	642.04%	545.49%	512.78%	486.15%	463.91%	444.97%	428.58%	414.21%	401.48%	390.10%	379.84%	370.53%	362.03%	354.23%	347.03%	340.37%
31	619.58%	526.85%	495.44%	469.86%	448.51%	430.32%	414.58%	400.79%	388.57%	377.64%	367.79%	358.85%	350.69%	343.21%	336.30%	329.91%
32	597.97%	508.91%	478.75%	454.19%	433.68%	416.22%	401.11%	387.87%	376.14%	365.65%	356.19%	347.62%	339.79%	332.60%	325.98%	319.84%
33	577.13%	491.61%	462.64%	439.06%	419.37%	402.60%	388.10%	375.39%	364.13%	354.06%	344.98%	336.75%	329.24%	322.34%	315.99%	310.10%
34	557.07%	474.93%	447.12%	424.48%	405.57%	389.48%	375.55%	363.35%	352.54%	342.88%	334.17%	326.27%	319.06%	312.45%	306.35%	300.70%
35	537.75%	458.88%	432.18%	410.44%	392.29%	376.84%	363.48%	351.76%	341.39%	332.12%	323.76%	316.18%	309.26%	302.91%	297.06%	291.65%
36	519.22%	443.50%	417.86%	396.99%	379.57%	364.74%	351.91%	340.67%	330.72%	321.82%	313.80%	306.53%	299.89%	293.80%	288.19%	283.00%
37	501.37%	428.66%	404.05%	384.01%	367.29%	353.06%	340.75%	329.96%	320.41%	311.87%	304.18%	297.20%	290.84%	285.00%	279.62%	274.64%
38	484.19%	414.39%	390.76%	371.53%	355.48%	341.82%	330.01%	319.66%	310.49%	302.30%	294.93%	288.23%	282.13%	276.53%	271.37%	266.59%
39	467.62%	400.61%	377.93%	359.47%	344.06%	330.96%	319.62%	309.69%	300.90%	293.04%	285.97%	279.55%	273.69%	268.32%	263.38%	258.80%
40	451.63%	387.30%	365.52%	347.81%	333.03%	320.45%	309.57%	300.05%	291.61%	284.07%	277.29%	271.13%	265.52%	260.37%	255.62%	251.23%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
41	436.21%	374.45%	353.55%	336.55%	322.36%	310.29%	299.85%	290.72%	282.63%	275.40%	268.89%	262.98%	257.60%	252.66%	248.12%	243.91%
42	421.34%	362.05%	341.99%	325.67%	312.06%	300.48%	290.47%	281.70%	273.94%	267.01%	260.77%	255.10%	249.94%	245.21%	240.85%	236.82%
43	407.02%	350.11%	330.86%	315.20%	302.14%	291.03%	281.42%	273.01%	265.57%	258.92%	252.93%	247.51%	242.56%	238.02%	233.84%	229.98%
44	393.24%	338.62%	320.14%	305.11%	292.58%	281.92%	272.71%	264.64%	257.50%	251.13%	245.38%	240.18%	235.44%	231.09%	227.08%	223.38%
45	379.99%	327.56%	309.83%	295.41%	283.39%	273.16%	264.32%	256.59%	249.74%	243.62%	238.12%	233.13%	228.58%	224.42%	220.58%	217.03%
46	367.25%	316.93%	299.92%	286.09%	274.55%	264.74%	256.26%	248.85%	242.28%	236.42%	231.14%	226.36%	222.00%	218.01%	214.33%	210.93%
47	355.02%	306.74%	290.41%	277.14%	266.08%	256.67%	248.54%	241.43%	235.13%	229.51%	224.45%	219.87%	215.69%	211.87%	208.34%	205.08%
48	343.31%	296.98%	281.32%	268.59%	257.97%	248.95%	241.16%	234.34%	228.30%	222.92%	218.07%	213.68%	209.68%	206.01%	202.63%	199.51%
49	332.07%	287.63%	272.60%	260.39%	250.22%	241.57%	234.09%	227.56%	221.77%	216.61%	211.97%	207.76%	203.92%	200.41%	197.18%	194.19%
50	321.32%	278.69%	264.28%	252.57%	242.82%	234.52%	227.36%	221.09%	215.55%	210.61%	206.16%	202.13%	198.45%	195.09%	191.99%	189.13%
51	311.03%	270.14%	256.33%	245.10%	235.75%	227.80%	220.94%	214.93%	209.62%	204.88%	200.62%	196.76%	193.25%	190.02%	187.06%	184.32%
52	301.18%	261.97%	248.73%	237.97%	229.00%	221.39%	214.81%	209.06%	203.97%	199.44%	195.35%	191.66%	188.29%	185.21%	182.37%	179.75%
53	291.76%	254.18%	241.48%	231.17%	222.58%	215.28%	208.98%	203.48%	198.61%	194.26%	190.35%	186.82%	183.59%	180.64%	177.93%	175.42%
54	282.76%	246.74%	234.57%	224.69%	216.46%	209.47%	203.44%	198.17%	193.50%	189.35%	185.61%	182.22%	179.14%	176.31%	173.72%	171.32%
55	274.15%	239.63%	227.97%	218.51%	210.63%	203.93%	198.16%	193.11%	188.65%	184.67%	181.09%	177.85%	174.90%	172.20%	169.72%	167.43%
56	265.90%	232.83%	221.67%	212.61%	205.06%	198.66%	193.13%	188.30%	184.03%	180.22%	176.80%	173.70%	170.89%	168.30%	165.93%	163.74%
57	258.03%	226.35%	215.66%	206.99%	199.77%	193.64%	188.35%	183.73%	179.65%	176.01%	172.74%	169.78%	167.08%	164.61%	162.35%	160.25%
58	250.49%	220.16%	209.93%	201.63%	194.72%	188.86%	183.80%	179.38%	175.48%	172.00%	168.88%	166.05%	163.47%	161.12%	158.95%	156.95%
59	243.28%	214.25%	204.46%	196.52%	189.91%	184.31%	179.48%	175.25%	171.53%	168.20%	165.22%	162.52%	160.06%	157.81%	155.74%	153.84%
60	236.36%	208.59%	199.22%	191.63%	185.31%	179.96%	175.34%	171.30%	167.74%	164.57%	161.72%	159.14%	156.80%	154.65%	152.68%	150.86%
61	229.72%	203.15%	194.19%	186.93%	180.90%	175.78%	171.37%	167.52%	164.12%	161.09%	158.38%	155.92%	153.68%	151.64%	149.76%	148.02%
62	223.33%	197.92%	189.37%	182.43%	176.66%	171.78%	167.57%	163.89%	160.65%	157.76%	155.17%	152.83%	150.70%	148.75%	146.96%	145.31%
63	217.19%	192.91%	184.73%	178.10%	172.60%	167.93%	163.92%	160.41%	157.32%	154.57%	152.10%	149.87%	147.84%	145.98%	144.28%	142.70%
64	211.28%	188.08%	180.27%	173.94%	168.69%	164.24%	160.41%	157.07%	154.12%	151.50%	149.15%	147.02%	145.09%	143.32%	141.70%	140.21%
65	205.60%	183.43%	175.97%	169.94%	164.93%	160.69%	157.04%	153.85%	151.05%	148.55%	146.31%	144.29%	142.45%	140.77%	139.23%	137.81%
66	200.13%	178.96%	171.85%	166.09%	161.31%	157.27%	153.79%	150.76%	148.09%	145.72%	143.59%	141.66%	139.92%	138.32%	136.86%	135.51%
67	194.87%	174.67%	167.88%	162.39%	157.84%	153.99%	150.68%	147.79%	145.25%	142.99%	140.97%	139.14%	137.48%	135.97%	134.58%	133.30%
68	189.81%	170.53%	164.06%	158.83%	154.50%	150.83%	147.68%	144.94%	142.53%	140.38%	138.46%	136.72%	135.15%	133.71%	132.39%	131.18%
69	184.95%	166.57%	160.40%	155.41%	151.29%	147.80%	144.81%	142.20%	139.91%	137.87%	136.05%	134.40%	132.91%	131.55%	130.30%	129.15%
70	180.27%	162.75%	156.88%	152.13%	148.21%	144.89%	142.05%	139.57%	137.40%	135.47%	133.74%	132.18%	130.76%	129.47%	128.29%	127.20%
71	175.79%	159.10%	153.50%	148.99%	145.26%	142.11%	139.41%	137.06%	135.00%	133.16%	131.52%	130.05%	128.71%	127.49%	126.37%	125.34%
72	171.49%	155.60%	150.28%	145.99%	142.44%	139.45%	136.89%	134.66%	132.71%	130.97%	129.42%	128.02%	126.76%	125.60%	124.55%	123.57%
73	167.38%	152.26%	147.20%	143.12%	139.75%	136.92%	134.49%	132.38%	130.53%	128.89%	127.42%	126.10%	124.90%	123.81%	122.82%	121.90%
74	163.44%	149.06%	144.25%	140.38%	137.19%	134.50%	132.20%	130.21%	128.45%	126.90%	125.52%	124.27%	123.14%	122.11%	121.17%	120.31%
75	159.67%	146.01%	141.45%	137.77%	134.75%	132.20%	130.02%	128.14%	126.48%	125.02%	123.71%	122.53%	121.47%	120.50%	119.62%	118.80%
76	156.07%	143.09%	138.76%	135.28%	132.41%	130.00%	127.95%	126.16%	124.60%	123.22%	121.99%	120.88%	119.88%	118.97%	118.14%	117.37%
77	152.61%	140.31%	136.20%	132.90%	130.19%	127.91%	125.97%	124.28%	122.81%	121.51%	120.35%	119.31%	118.37%	117.51%	116.73%	116.02%
78	149.31%	137.64%	133.75%	130.63%	128.06%	125.91%	124.07%	122.49%	121.10%	119.88%	118.79%	117.81%	116.93%	116.13%	115.39%	114.72%
79	146.14%	135.09%	131.40%	128.45%	126.03%	124.00%	122.27%	120.77%	119.47%	118.32%	117.30%	116.38%	115.55%	114.80%	114.11%	113.49%
80	143.10%	132.65%	129.16%	126.37%	124.08%	122.16%	120.53%	119.13%	117.90%	116.82%	115.86%	115.00%	114.23%	113.52%	112.88%	112.30%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
81	140.19%	130.30%	127.01%	124.37%	122.21%	120.40%	118.86%	117.54%	116.39%	115.37%	114.47%	113.67%	112.94%	112.28%	111.68%	111.14%
82	137.46%	128.12%	125.01%	122.52%	120.47%	118.77%	117.33%	116.08%	115.00%	114.05%	113.20%	112.45%	111.77%	111.15%	110.59%	110.08%
83	134.91%	126.10%	123.16%	120.81%	118.88%	117.28%	115.92%	114.75%	113.73%	112.84%	112.05%	111.34%	110.71%	110.13%	109.61%	109.13%
84	132.49%	124.20%	121.43%	119.21%	117.40%	115.89%	114.61%	113.51%	112.56%	111.72%	110.98%	110.32%	109.72%	109.19%	108.70%	108.26%
85	130.20%	122.42%	119.80%	117.72%	116.01%	114.59%	113.39%	112.36%	111.46%	110.68%	109.99%	109.37%	108.82%	108.32%	107.86%	107.45%
86	128.04%	120.75%	118.30%	116.33%	114.73%	113.39%	112.26%	111.30%	110.46%	109.73%	109.08%	108.50%	107.98%	107.52%	107.10%	106.71%
87	125.96%	119.14%	116.83%	114.99%	113.48%	112.22%	111.16%	110.25%	109.46%	108.78%	108.17%	107.63%	107.14%	106.71%	106.31%	105.96%
88	124.03%	117.68%	115.52%	113.79%	112.37%	111.19%	110.19%	109.33%	108.59%	107.95%	107.37%	106.87%	106.41%	106.00%	105.63%	105.30%
89	122.23%	116.36%	114.34%	112.72%	111.39%	110.28%	109.34%	108.54%	107.84%	107.23%	106.69%	106.21%	105.79%	105.40%	105.05%	104.74%
90	120.55%	115.16%	113.29%	111.78%	110.54%	109.50%	108.63%	107.87%	107.22%	106.65%	106.15%	105.70%	105.29%	104.93%	104.60%	104.30%
91	118.92%	114.03%	112.32%	110.92%	109.77%	108.82%	108.00%	107.31%	106.70%	106.17%	105.71%	105.29%	104.92%	104.58%	104.28%	104.00%
92	117.17%	112.78%	111.22%	109.94%	108.88%	107.99%	107.25%	106.60%	106.05%	105.56%	105.13%	104.75%	104.41%	104.10%	103.82%	103.57%
93	115.39%	111.50%	110.08%	108.91%	107.94%	107.13%	106.44%	105.85%	105.34%	104.89%	104.50%	104.15%	103.84%	103.56%	103.31%	103.07%
94	113.63%	110.24%	108.97%	107.92%	107.04%	106.29%	105.66%	105.11%	104.64%	104.24%	103.88%	103.56%	103.27%	103.02%	102.79%	102.58%
95	111.88%	109.03%	107.93%	106.99%	106.20%	105.52%	104.93%	104.43%	104.00%	103.62%	103.28%	102.99%	102.73%	102.50%	102.29%	102.10%
96	110.15%	107.90%	106.98%	106.18%	105.49%	104.88%	104.35%	103.88%	103.48%	103.13%	102.81%	102.54%	102.30%	102.09%	101.97%	101.97%
97	108.30%	106.71%	106.02%	105.40%	104.83%	104.32%	103.85%	103.44%	103.06%	102.73%	102.43%	102.16%	101.97%	101.97%	101.00%	101.00%
98	106.19%	105.33%	104.93%	104.54%	104.18%	103.83%	103.50%	103.18%	102.89%	102.61%	102.34%	102.10%	101.00%	101.00%	101.00%	101.00%
99	103.48%	103.22%	103.09%	102.96%	102.83%	102.70%	102.57%	102.44%	102.31%	102.19%	102.06%	101.97%	101.00%	101.00%	101.00%	101.00%
100	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
101	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
102	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
103	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
104	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
105	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
106	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
107	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
108	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
109	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
110	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
111	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
112	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
113	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
114	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
115	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
116	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
117	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
118	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
119	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
120	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%

Cash Value Accumulation Test (percentage of Surrender Value) – Unisex

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
0	1620.92%	1337.91%	1242.50%	1164.84%	1099.98%	1044.74%	996.93%	955.03%	917.90%	884.70%	854.78%	827.64%	802.88%	780.16%	759.22%	739.85%
1	1579.05%	1307.16%	1215.44%	1140.76%	1078.38%	1025.22%	979.20%	938.85%	903.08%	871.09%	842.26%	816.09%	792.21%	770.29%	750.08%	731.38%
2	1529.85%	1268.58%	1180.44%	1108.65%	1048.66%	997.54%	953.28%	914.46%	880.05%	849.27%	821.52%	796.33%	773.33%	752.22%	732.76%	714.75%
3	1478.47%	1227.38%	1142.65%	1073.64%	1015.98%	966.82%	924.26%	886.93%	853.84%	824.22%	797.53%	773.29%	751.16%	730.85%	712.13%	694.79%
4	1426.61%	1185.28%	1103.83%	1037.49%	982.05%	934.80%	893.87%	857.98%	826.15%	797.67%	771.99%	748.68%	727.40%	707.86%	689.84%	673.16%
5	1375.49%	1143.52%	1065.23%	1001.45%	948.15%	902.71%	863.37%	828.85%	798.24%	770.86%	746.16%	723.75%	703.27%	684.48%	667.15%	651.10%
6	1325.90%	1102.91%	1027.65%	966.34%	915.10%	871.42%	833.59%	800.40%	770.97%	744.63%	720.88%	699.32%	679.63%	661.56%	644.89%	629.45%
7	1278.13%	1063.79%	991.44%	932.50%	883.23%	841.24%	804.86%	772.95%	744.65%	719.33%	696.49%	675.75%	656.82%	639.43%	623.40%	608.55%
8	1232.10%	1026.07%	956.52%	899.86%	852.50%	812.12%	777.15%	746.46%	719.25%	694.90%	672.94%	653.00%	634.79%	618.07%	602.65%	588.36%
9	1187.60%	989.56%	922.71%	868.24%	822.71%	783.89%	750.27%	720.76%	694.60%	671.18%	650.06%	630.89%	613.37%	597.29%	582.46%	568.72%
10	1144.73%	954.37%	890.10%	837.74%	793.97%	756.65%	724.32%	695.96%	670.80%	648.28%	627.97%	609.53%	592.69%	577.22%	562.96%	549.74%
11	1103.30%	920.32%	858.54%	808.20%	766.13%	730.25%	699.17%	671.89%	647.70%	626.05%	606.52%	588.79%	572.59%	557.72%	544.00%	531.29%
12	1063.58%	887.70%	828.32%	779.93%	739.48%	704.99%	675.10%	648.88%	625.62%	604.80%	586.02%	568.97%	553.39%	539.09%	525.89%	513.67%
13	1025.77%	856.73%	799.65%	753.14%	714.25%	681.10%	652.37%	627.16%	604.79%	584.77%	566.72%	550.32%	535.33%	521.58%	508.88%	497.13%
14	989.64%	827.18%	772.32%	727.61%	690.24%	658.36%	630.74%	606.51%	585.00%	565.76%	548.39%	532.62%	518.21%	504.98%	492.77%	481.46%
15	955.23%	799.11%	746.39%	703.43%	667.50%	636.87%	610.32%	587.02%	566.35%	547.84%	531.14%	515.98%	502.12%	489.40%	477.66%	466.78%
16	922.82%	772.82%	722.16%	680.88%	646.35%	616.91%	591.39%	568.99%	549.12%	531.33%	515.28%	500.70%	487.37%	475.13%	463.84%	453.38%
17	892.14%	748.05%	699.38%	659.71%	626.54%	598.25%	573.73%	552.20%	533.10%	516.00%	500.57%	486.55%	473.74%	461.97%	451.11%	441.05%
18	863.05%	724.66%	677.91%	639.81%	607.94%	580.76%	557.20%	536.52%	518.17%	501.73%	486.90%	473.43%	461.11%	449.80%	439.36%	429.68%
19	835.09%	702.19%	657.30%	620.71%	590.11%	564.00%	541.37%	521.50%	503.87%	488.08%	473.83%	460.88%	449.04%	438.17%	428.13%	418.83%
20	808.09%	680.48%	637.38%	602.24%	572.85%	547.78%	526.04%	506.96%	490.03%	474.86%	461.17%	448.73%	437.36%	426.91%	417.27%	408.33%
21	781.83%	659.31%	617.92%	584.19%	555.97%	531.89%	511.03%	492.70%	476.44%	461.87%	448.73%	436.78%	425.86%	415.82%	406.56%	397.97%
22	756.31%	638.67%	598.94%	566.55%	539.46%	516.35%	496.31%	478.72%	463.10%	449.12%	436.49%	425.02%	414.53%	404.89%	396.00%	387.75%
23	731.54%	618.60%	580.46%	549.37%	523.37%	501.18%	481.95%	465.06%	450.07%	436.65%	424.53%	413.51%	403.44%	394.19%	385.65%	377.73%
24	707.43%	599.00%	562.39%	532.55%	507.59%	486.29%	467.83%	451.63%	437.24%	424.35%	412.72%	402.14%	392.48%	383.60%	375.40%	367.80%
25	684.04%	579.96%	544.81%	516.17%	492.22%	471.78%	454.06%	438.51%	424.70%	412.33%	401.17%	391.02%	381.75%	373.22%	365.35%	358.06%
26	661.36%	561.45%	527.72%	500.23%	477.24%	457.63%	440.63%	425.70%	412.45%	400.58%	389.87%	380.14%	371.24%	363.06%	355.51%	348.51%
27	639.47%	543.57%	511.20%	484.82%	462.76%	443.94%	427.63%	413.31%	400.60%	389.22%	378.94%	369.61%	361.07%	353.22%	345.98%	339.27%
28	618.33%	526.29%	495.23%	469.92%	448.76%	430.71%	415.06%	401.33%	389.14%	378.22%	368.36%	359.41%	351.22%	343.70%	336.75%	330.31%
29	597.76%	509.43%	479.62%	455.34%	435.04%	417.72%	402.71%	389.54%	377.85%	367.38%	357.93%	349.34%	341.49%	334.28%	327.62%	321.44%
30	577.72%	492.94%	464.34%	441.04%	421.56%	404.95%	390.56%	377.92%	366.71%	356.67%	347.61%	339.37%	331.85%	324.93%	318.55%	312.63%
31	558.24%	476.86%	449.42%	427.07%	408.38%	392.45%	378.64%	366.52%	355.77%	346.14%	337.45%	329.56%	322.34%	315.71%	309.59%	303.92%
32	539.30%	461.20%	434.86%	413.41%	395.49%	380.20%	366.96%	355.34%	345.03%	335.79%	327.46%	319.89%	312.98%	306.62%	300.75%	295.32%
33	520.93%	445.96%	420.69%	400.11%	382.91%	368.25%	355.55%	344.40%	334.51%	325.66%	317.67%	310.41%	303.78%	297.69%	292.07%	286.86%
34	503.13%	431.17%	406.92%	387.17%	370.67%	356.61%	344.42%	333.73%	324.25%	315.76%	308.10%	301.15%	294.79%	288.95%	283.56%	278.57%
35	485.92%	416.85%	393.58%	374.63%	358.80%	345.31%	333.63%	323.38%	314.28%	306.14%	298.80%	292.13%	286.04%	280.44%	275.28%	270.49%
36	469.29%	402.99%	380.65%	362.48%	347.29%	334.35%	323.15%	313.31%	304.60%	296.79%	289.75%	283.36%	277.52%	272.15%	267.20%	262.62%
37	453.25%	389.61%	368.18%	350.75%	336.18%	323.77%	313.02%	303.59%	295.23%	287.75%	281.01%	274.88%	269.28%	264.14%	259.40%	255.00%
38	437.76%	376.69%	356.13%	339.40%	325.43%	313.52%	303.22%	294.18%	286.16%	278.99%	272.52%	266.65%	261.29%	256.36%	251.82%	247.61%
39	422.86%	364.25%	344.52%	328.48%	315.08%	303.66%	293.78%	285.11%	277.43%	270.56%	264.36%	258.73%	253.59%	248.87%	244.52%	240.49%
40	408.51%	352.26%	333.33%	317.94%	305.09%	294.14%	284.67%	276.36%	269.00%	262.41%	256.47%	251.08%	246.15%	241.63%	237.47%	233.61%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
41	394.67%	340.69%	322.54%	307.78%	295.45%	284.96%	275.88%	267.91%	260.86%	254.54%	248.85%	243.69%	238.97%	234.64%	230.65%	226.95%
42	381.37%	329.57%	312.16%	298.00%	286.19%	276.13%	267.42%	259.79%	253.03%	246.98%	241.53%	236.58%	232.06%	227.92%	224.09%	220.56%
43	368.58%	318.89%	302.19%	288.61%	277.28%	267.64%	259.30%	251.99%	245.51%	239.71%	234.49%	229.75%	225.43%	221.46%	217.80%	214.41%
44	356.31%	308.64%	292.62%	279.61%	268.75%	259.51%	251.51%	244.51%	238.30%	232.75%	227.75%	223.22%	219.08%	215.28%	211.78%	208.54%
45	344.55%	298.83%	283.47%	271.00%	260.59%	251.74%	244.08%	237.37%	231.43%	226.11%	221.33%	216.99%	213.02%	209.39%	206.04%	202.94%
46	333.28%	289.43%	274.71%	262.75%	252.78%	244.30%	236.97%	230.54%	224.85%	219.77%	215.19%	211.03%	207.24%	203.77%	200.56%	197.60%
47	322.46%	280.42%	266.31%	254.85%	245.30%	237.18%	230.16%	224.01%	218.56%	213.70%	209.32%	205.34%	201.72%	198.39%	195.33%	192.50%
48	312.08%	271.78%	258.26%	247.28%	238.14%	230.36%	223.64%	217.75%	212.54%	207.89%	203.70%	199.90%	196.43%	193.26%	190.33%	187.62%
49	302.05%	263.41%	250.46%	239.95%	231.19%	223.74%	217.31%	211.68%	206.69%	202.24%	198.23%	194.60%	191.29%	188.25%	185.46%	182.87%
50	292.37%	255.33%	242.92%	232.86%	224.47%	217.34%	211.18%	205.80%	201.03%	196.77%	192.94%	189.47%	186.30%	183.40%	180.73%	178.26%
51	283.05%	247.55%	235.66%	226.02%	217.99%	211.16%	205.27%	200.12%	195.56%	191.49%	187.83%	184.51%	181.48%	178.71%	176.16%	173.80%
52	274.08%	240.06%	228.67%	219.44%	211.75%	205.22%	199.59%	194.66%	190.30%	186.41%	182.91%	179.73%	176.85%	174.20%	171.76%	169.51%
53	265.49%	232.89%	221.98%	213.14%	205.79%	199.54%	194.15%	189.44%	185.27%	181.55%	178.20%	175.18%	172.42%	169.89%	167.56%	165.42%
54	257.26%	226.02%	215.58%	207.12%	200.09%	194.11%	188.96%	184.45%	180.47%	176.92%	173.72%	170.83%	168.19%	165.78%	163.56%	161.51%
55	249.40%	219.48%	209.49%	201.39%	194.66%	188.95%	184.02%	179.72%	175.91%	172.52%	169.47%	166.71%	164.20%	161.90%	159.78%	157.82%
56	241.90%	213.25%	203.69%	195.95%	189.51%	184.05%	179.35%	175.23%	171.60%	168.36%	165.45%	162.82%	160.42%	158.23%	156.21%	154.35%
57	234.75%	207.32%	198.18%	190.78%	184.63%	179.41%	174.91%	170.99%	167.52%	164.43%	161.65%	159.14%	156.86%	154.77%	152.84%	151.07%
58	227.92%	201.67%	192.93%	185.85%	179.98%	175.00%	170.71%	166.96%	163.65%	160.71%	158.06%	155.67%	153.49%	151.50%	149.67%	147.98%
59	221.35%	196.24%	187.88%	181.12%	175.51%	170.75%	166.66%	163.08%	159.93%	157.12%	154.60%	152.32%	150.25%	148.35%	146.61%	145.00%
60	215.04%	191.02%	183.03%	176.57%	171.21%	166.68%	162.77%	159.36%	156.36%	153.68%	151.28%	149.11%	147.13%	145.33%	143.67%	142.14%
61	208.98%	186.02%	178.38%	172.22%	167.10%	162.77%	159.05%	155.80%	152.94%	150.39%	148.10%	146.03%	144.16%	142.44%	140.86%	139.41%
62	203.21%	181.25%	173.96%	168.07%	163.19%	159.07%	155.52%	152.42%	149.69%	147.27%	145.09%	143.12%	141.34%	139.71%	138.21%	136.83%
63	197.71%	176.72%	169.76%	164.15%	159.50%	155.56%	152.18%	149.24%	146.64%	144.33%	142.26%	140.39%	138.69%	137.14%	135.72%	134.41%
64	192.48%	172.44%	165.80%	160.44%	156.01%	152.27%	149.05%	146.24%	143.77%	141.58%	139.61%	137.84%	136.22%	134.75%	133.40%	132.16%
65	187.50%	168.37%	162.04%	156.93%	152.71%	149.15%	146.09%	143.42%	141.08%	138.99%	137.13%	135.44%	133.91%	132.52%	131.24%	130.06%
66	182.76%	164.50%	158.46%	153.61%	149.59%	146.20%	143.29%	140.76%	138.53%	136.55%	134.78%	133.19%	131.74%	130.41%	129.20%	128.09%
67	178.21%	160.80%	155.05%	150.43%	146.61%	143.39%	140.63%	138.23%	136.11%	134.24%	132.56%	131.05%	129.67%	128.42%	127.28%	126.22%
68	173.85%	157.25%	151.78%	147.38%	143.75%	140.70%	138.07%	135.80%	133.79%	132.02%	130.43%	129.00%	127.70%	126.52%	125.44%	124.44%
69	169.66%	153.84%	148.63%	144.45%	141.01%	138.11%	135.62%	133.47%	131.57%	129.89%	128.39%	127.04%	125.81%	124.69%	123.67%	122.73%
70	165.62%	150.55%	145.60%	141.63%	138.36%	135.61%	133.25%	131.21%	129.42%	127.83%	126.41%	125.13%	123.98%	122.92%	121.96%	121.07%
71	161.74%	147.39%	142.69%	138.92%	135.82%	133.21%	130.98%	129.05%	127.35%	125.85%	124.51%	123.31%	122.22%	121.23%	120.32%	119.48%
72	158.03%	144.36%	139.89%	136.32%	133.38%	130.91%	128.80%	126.98%	125.38%	123.96%	122.70%	121.56%	120.53%	119.60%	118.74%	117.96%
73	154.50%	141.51%	137.26%	133.87%	131.09%	128.75%	126.76%	125.03%	123.52%	122.19%	121.00%	119.93%	118.96%	118.08%	117.28%	116.54%
74	151.15%	138.79%	134.77%	131.55%	128.92%	126.71%	124.83%	123.20%	121.78%	120.52%	119.40%	118.40%	117.49%	116.66%	115.91%	115.22%
75	147.95%	136.21%	132.39%	129.35%	126.86%	124.77%	123.00%	121.47%	120.13%	118.94%	117.89%	116.95%	116.09%	115.32%	114.61%	113.97%
76	144.90%	133.75%	130.13%	127.25%	124.90%	122.93%	121.26%	119.82%	118.55%	117.44%	116.46%	115.57%	114.77%	114.05%	113.39%	112.78%
77	141.99%	131.40%	127.97%	125.25%	123.03%	121.17%	119.60%	118.24%	117.06%	116.01%	115.09%	114.26%	113.51%	112.83%	112.21%	111.65%
78	139.23%	129.18%	125.93%	123.36%	121.26%	119.51%	118.03%	116.75%	115.64%	114.66%	113.79%	113.01%	112.31%	111.68%	111.10%	110.58%
79	136.61%	127.08%	124.00%	121.57%	119.59%	117.95%	116.55%	115.35%	114.31%	113.39%	112.58%	111.85%	111.20%	110.60%	110.07%	109.57%
80	134.15%	125.11%	122.20%	119.91%	118.04%	116.49%	115.18%	114.05%	113.07%	112.21%	111.45%	110.77%	110.16%	109.61%	109.10%	108.65%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
81	131.83%	123.27%	120.52%	118.35%	116.59%	115.13%	113.89%	112.84%	111.92%	111.11%	110.40%	109.76%	109.19%	108.68%	108.21%	107.78%
82	129.67%	121.56%	118.96%	116.91%	115.25%	113.88%	112.72%	111.73%	110.87%	110.11%	109.45%	108.85%	108.32%	107.84%	107.40%	107.01%
83	127.65%	119.97%	117.51%	115.58%	114.02%	112.73%	111.64%	110.71%	109.90%	109.20%	108.57%	108.02%	107.52%	107.08%	106.67%	106.30%
84	125.74%	118.49%	116.16%	114.34%	112.87%	111.65%	110.63%	109.76%	109.00%	108.34%	107.76%	107.24%	106.78%	106.36%	105.99%	105.64%
85	123.96%	117.10%	114.90%	113.18%	111.79%	110.65%	109.69%	108.87%	108.17%	107.55%	107.01%	106.52%	106.09%	105.70%	105.35%	105.03%
86	122.29%	115.82%	113.74%	112.12%	110.81%	109.73%	108.83%	108.06%	107.40%	106.82%	106.31%	105.86%	105.46%	105.10%	104.77%	104.48%
87	120.74%	114.63%	112.67%	111.13%	109.89%	108.88%	108.03%	107.30%	106.68%	106.14%	105.67%	105.25%	104.87%	104.53%	104.23%	103.95%
88	119.30%	113.55%	111.70%	110.24%	109.07%	108.11%	107.31%	106.63%	106.05%	105.54%	105.09%	104.70%	104.34%	104.03%	103.74%	103.49%
89	117.98%	112.59%	110.83%	109.46%	108.35%	107.44%	106.68%	106.04%	105.49%	105.01%	104.58%	104.21%	103.88%	103.58%	103.32%	103.07%
90	116.75%	111.72%	110.07%	108.77%	107.72%	106.86%	106.14%	105.53%	105.01%	104.56%	104.16%	103.80%	103.49%	103.21%	102.96%	102.73%
91	115.60%	110.94%	109.39%	108.17%	107.18%	106.37%	105.69%	105.12%	104.62%	104.19%	103.82%	103.49%	103.19%	102.92%	102.68%	102.47%
92	114.42%	110.16%	108.71%	107.57%	106.64%	105.87%	105.24%	104.69%	104.23%	103.83%	103.47%	103.16%	102.88%	102.63%	102.41%	102.21%
93	113.23%	109.37%	108.04%	106.97%	106.10%	105.38%	104.78%	104.27%	103.84%	103.46%	103.13%	102.83%	102.57%	102.34%	102.14%	101.97%
94	112.00%	108.59%	107.37%	106.38%	105.57%	104.90%	104.34%	103.86%	103.45%	103.10%	102.79%	102.51%	102.27%	102.06%	101.97%	101.00%
95	110.72%	107.80%	106.72%	105.82%	105.07%	104.44%	103.91%	103.46%	103.07%	102.74%	102.45%	102.19%	101.97%	101.97%	101.00%	101.00%
96	109.36%	107.01%	106.08%	105.29%	104.62%	104.04%	103.55%	103.12%	102.76%	102.44%	102.17%	101.97%	101.00%	101.00%	101.00%	101.00%
97	107.80%	106.10%	105.38%	104.74%	104.17%	103.67%	103.22%	102.82%	102.47%	102.17%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%
98	105.91%	104.94%	104.50%	104.07%	103.68%	103.30%	102.95%	102.63%	102.32%	102.04%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
99	103.39%	103.09%	102.94%	102.79%	102.65%	102.50%	102.35%	102.20%	102.05%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
100	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
101	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
102	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
103	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
104	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
105	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
106	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
107	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
108	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
109	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
110	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
111	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
112	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
113	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
114	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
115	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
116	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
117	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
118	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
119	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
120	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%

ADDITIONAL INFORMATION

Additional information about the Policy is available in the Statement of Additional Information dated May 1, 2014 , and which is part of this prospectus.

Your questions and/or requests for a free copy of the Statement of Additional Information or a free personalized illustration should be directed to: Principal Variable Universal Life Income III, Principal Financial Group, P.O. Box 10431, Des Moines, Iowa 50306-0431, 1-800-247-9988. You may also contact Us through Our internet site: www.principal.com

Information about the Policy (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the Policy are available on the Commission’s internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

Principal Variable Universal Life Income III
Investment Company Act File No. 811-22589

PART B
STATEMENT OF ADDITIONAL INFORMATION
PRINCIPAL VARIABLE UNIVERSAL LIFE INCOME IIISM
dated May 1, 2014
This Statement of Additional Information provides information about the Principal Variable Universal Life Income III Insurance Policy (the “Policy”) sponsored by Principal National Life Insurance Company through its Principal National Life Insurance Company Variable Life Separate Account.
This Statement of Additional Information is not a prospectus but does provide information that supplements the Policy’s prospectus dated May 1, 2014. It should be read with that prospectus which is available without charge. To request a copy of the prospectus, please contact us at:
Principal Variable Universal Life Income III
Principal Financial Group
P.O. Box 10431
Des Moines, Iowa 50306-0431
Telephone: 1-800-247-9988
Fax: 1-866-885-0390

2

GENERAL INFORMATION AND HISTORY
The Company
Principal National Life Insurance Company (the “Company”) is the issuer of the Principal Variable Universal Life Income III Insurance Policy (the “Policy”). The Company is a stock life insurance company with its home office at: Principal Financial Group, 711 High Street, Des Moines, Iowa 50306-0431. It is authorized to transact life insurance business in the District of Columbia and in every state except New York. The Company is a wholly-owned subsidiary of Principal Financial Services, Inc. (“PFS”), which in turn is a wholly owned subsidiary of Principal Financial Group, Inc.
The Progressive Corporation (“Progressive”), an Ohio corporation, organized the Company on November 6, 1967, as an Ohio domiciled life insurance company. PFS acquired control of the Company from Progressive pursuant to a Purchase and Sale Agreement dated August 22, 2003. PFS subsequently redomesticated the Company to Iowa and on October 21, 2003, changed the Company’s name from Progressive American Life Insurance Company to Principal Health Insurance Company. PFS originally intended to use the Company to sell group medical insurance and to provide third party administrative services to self-insured customers. However, PFS never used the Company for these purposes. PFS eventually determined that the best strategic use of the Company would be to offer and sell individual life insurance products. On October 16, 2007, PFS changed the Company’s name to Principal National Life Insurance Company to reflect this change in purpose.
Principal National Life Insurance Company Variable Life Separate Account
The Company’s board of directors established the Variable Life Separate Account (the “Separate Account”) under Iowa law on November 28, 2007. It is registered as a unit investment trust with the U.S. Securities and Exchange Commission (the “SEC”). This registration does not involve SEC supervision of the investments or investment policies of the Separate Account.
All of the units of the Separate Account are owned by the Company. Policy owners may purchase units of the divisions of the Separate Account.
Administrative and Facilities Services
Principal Life Insurance Company (“PLIC”) provides administrative support services and facilities to the Company. PLIC is a wholly-owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. PLIC’s address is 711 High Street, Des Moines, Iowa, 50306-0431.
Independent Registered Public Accounting Firm
Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa, 50309, serves as the Independent registered public accounting firm for the Company.
UNDERWRITERS
The principal underwriter of the Policy is Princor Financial Services Corporation (“Princor”) which is a wholly-owned subsidiary of PFS and an affiliate of the Company. Princor’s address is Princor Financial Services Corporation, 655 9th Street, Des Moines, Iowa, 50392. Princor was incorporated in Iowa in 1968, and is a securities broker-dealer registered with the SEC as well as a member of the Financial Industry Regulatory Authority (“FINRA”). The Policies may also be sold through other broker-dealers authorized by Princor and applicable law to do so.
The Policy’s offering to the public is continuous. As the principal underwriter, Princor is paid for the distribution of the Policy. For the last three fiscal years, Princor has received and retained the following commissions:

2013 received/retained	2012 received/retained	2011 received/retained
$3,648,110/$0	$1,936,888/$0	-
UNDERWRITING PROCEDURES
Guaranteed maximum cost of insurance rates are based on 2001 CSO Unismoke Mortality Table (the prevailing mortality table approved by the National Association of Insurance Commissioners), age nearest birthday, with distinction for the insured's gender.

3

PERFORMANCE DATA
The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its divisions.
The Policy was not offered prior to December 13, 2012. The Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its divisions for this Policy as if the Policy had been issued on or after the date the underlying mutual fund in which such division invests was first offered. The hypothetical performance from the date of the inception of the underlying mutual fund is derived by reducing the actual performance of the underlying mutual fund by the fees and charges of the Policy as if it had been in existence. The yield and total return figures described below vary depending upon market conditions, the composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other products. The Separate Account may also quote rankings, yields or returns published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents historical performance and is not intended to indicate future performance.
From time to time the Principal Variable Contracts Funds, Inc. advertises its Money Market division’s “yield” and “effective yield”. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated in the division over a seven day period (the period will be stated in the advertisement). This income is then “annualized.” That is, the amount of income generated during that week is assumed to be generated each week over a 52-week period and is shown as a percentage. The “effective yield” is calculated similarly but, when annualized, the income earned in the division is assumed to be reinvested. The “effective yield” is slightly higher than the “yield” because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from purchase payments which, if included, would reduce the “yield” and “effective yield.” For the period ended December 31, 2013, the 7-day annualized and effective yields were 0.00% and 0.00%, respectively.
In addition, the Separate Account advertises the “yield” for certain other divisions. The “yield” of a division is determined by annualizing the net investment income per unit for a specific, historical 30-day period and dividing the result by the ending maximum offering price of the unit for the same period. This yield quotation does not reflect a contingent deferred sales charge which, if included, would reduce the “yield.” No contingent deferred sales charge is assessed on investments in the Separate Account divisions of the Policy, however, Policies which are fully surrendered within the first fourteen policy years (or within fourteen years of a policy face amount increase) are subject to a surrender charge.
Performance history of the underlying mutual funds is measured by comparing the value of the underlying mutual fund at the beginning of the period to the value of the underlying mutual fund at the end of the period.
The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial premium of $1,000 to the ending redeemable policy value.
The performance information does not include any charges or fees that are deducted from your Policy. These are charges and fees such as the sales charge, charge for taxes, surrender charges, transfer fees (if any), cost of insurance charge, asset based charge, monthly administrative charge, monthly policy issue charge, policy loan interest charge (if any), and charges for optional insurance benefits. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your Policy’s value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your Policy’s performance, you should obtain a personalized illustration based on historical underlying mutual fund performance from your financial adviser.

4

Following are the hypothetical average annual total returns for the periods ended December 31, 2013 assuming the Policy had been offered as of the effective dates of the underlying mutual funds in which the divisions invest:

Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
AllianceBernstein International Value	05/10/2001	23.01%	9.89%	4.63%
AllianceBernstein Small Cap Growth	08/05/1996	45.66%	27.71%	10.91%
AllianceBernstein Small/Mid Cap Value	05/02/2001	38.06%	22.18%	10.04%
American Century VP Income & Growth	10/30/1997	35.48%	16.42%	6.69%
American Century VP Inflation Protection	12/31/2002	-8.48%	4.94%	4.11%
American Century VP Mid Cap Value	10/29/2004	29.90%	18.25%		10.58%
American Century VP Value	05/01/1996	31.48%	15.51%	7.29%
American Century VP Vista	04/29/2005	30.00%	15.86%		7.52%
Bond & Mortgage Securities	12/18/1987	-0.86%	9.04%	4.06%
Calvert Income	04/25/2002	-1.23%	7.76%	4.50%
Calvert Russell 2000 Small Cap Index	04/27/2000	37.62%	19.00%	8.05%
Calvert S&P MidCap 400 Index	05/03/1999	32.47%	20.92%	9.58%
Calvert SRI Equity	04/30/2002	31.05%	18.74%	7.47%
Delaware Small Cap Value	05/01/2000	33.17%	20.81%	9.90%
Delaware Smid Cap Growth	05/01/2000	40.97%	27.15%	11.37%
Diversified International	05/02/1994	18.44%	12.75%	8.11%
DWS Small Mid Cap Value	05/01/1996	34.70%	17.80%	10.25%
Equity Income	04/28/1998	27.30%	16.16%	8.60%
Fidelity VIP Contrafund	01/03/1995	30.95%	18.55%	8.95%
Fidelity VIP Equity-Income	11/03/1986	27.83%	17.59%	6.25%
Fidelity VIP High Income	10/01/1985	5.70%	15.30%	6.87%
Fidelity VIP Mid Cap	12/28/1998	35.87%	20.05%	11.13%
Franklin Mutual Global Discovery VIP	11/08/1996	27.61%	14.15%	10.09%
Franklin Rising Dividends VIP	01/27/1992	29.69%	16.86%	7.59%
Franklin Small Cap Value VIP	05/01/1998	36.24%	20.78%	10.22%
Government & High Quality Bond	05/06/1993	-1.03%	4.25%	4.30%
International Emerging Markets	10/24/2000	-4.95%	13.81%	11.01%
Invesco American Franchise	09/18/2000	39.79%	24.06%	7.48%
Invesco Core Equity	05/02/1994	28.93%	15.35%	7.39%
Invesco Global Health Care	05/22/1997	40.54%	18.88%	8.78%
Invesco Mid Cap Core Equity	09/10/2001	28.46%	14.44%	7.54%
Janus Aspen Forty	05/01/1997	30.89%	18.59%	9.97%
LargeCap Blend II	05/01/2002	31.40%	17.30%	7.11%
LargeCap Growth	05/02/1994	33.91%	17.64%	7.84%
LargeCap Growth I	06/01/1994	36.14%	23.60%	8.79%
LargeCap S&P 500 Index	05/03/1999	32.04%	17.58%	7.08%
LargeCap Value	05/13/1970	30.83%	15.80%	6.86%
MFS VIT New Discovery	05/01/1998	41.22%	27.61%	10.18%
MFS VIT Utilities	01/03/1995	20.21%	16.93%	13.14%
MidCap	12/18/1987	33.93%	23.52%	11.81%
Money Market	03/18/1983	0.00%	0.04%	1.57%
Neuberger Berman AMT Large Cap Value	03/22/1994	31.14%	19.60%	7.22%
Oppenheimer Main Street Small Cap	07/16/2001	40.62%	22.16%	9.01%
Principal LifeTime 2010	08/30/2004	10.81%	12.36%		5.61%
Principal LifeTime 2020	08/30/2004	15.97%	14.07%		6.58%
Principal LifeTime 2030	08/30/2004	18.96%	14.75%		6.60%
Principal LifeTime 2040	08/30/2004	22.42%	15.72%		7.04%

5

Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
Principal LifeTime 2050	08/30/2004	23.74%	16.03%		7.10%
Principal LifeTime 2060	05/01/2013				15.80%
Principal LifeTime Strategic Income	08/30/2004	5.11%	9.56%		4.65%
Putnam VT Voyager	02/01/1988	43.72%	21.71%	7.58%
Real Estate Securities	05/01/1998	4.10%	16.58%	9.74%
SAM Balanced	06/03/1997	17.68%	13.52%	6.92%
SAM Conservative Balanced	04/23/1998	11.53%	11.44%	6.28%
SAM Conservative Growth	06/03/1997	23.08%	15.17%	7.12%
SAM Flexible Income	09/09/1997	7.75%	10.32%	5.81%
SAM Strategic Growth	06/03/1997	27.41%	16.46%	7.28%
Short-Term Income	01/12/1994	1.14%	4.28%	3.37%
SmallCap Blend	05/01/1998	47.81%	20.46%	8.96%
SmallCap Growth II	05/01/1998	47.42%	22.34%	8.16%
SmallCap Value I	05/01/1998	39.76%	19.15%	8.67%
Templeton Global Bond VIP	01/24/1989	1.63%	9.50%	8.82%
TOPS Managed Risk Balanced ETF	06/09/2011	7.93%			5.86%
TOPS Managed Risk Growth ETF	04/26/2011	15.96%			6.43%
TOPS Managed Risk Moderate Growth ETF	06/09/2011	12.39%			7.41%
Van Eck Global Hard Assets	05/01/2006	10.30%	13.83%		5.37%
FINANCIAL STATEMENTS

6

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
Principal National Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Principal National Life Insurance Company Variable Life Separate Account (“Separate Account”), comprised of subaccounts as listed in the accompanying statements of assets and liabilities, as of December 31, 2013, and the related statements of operations for the year or period then ended, and the statements of changes in net assets for the years or periods ended December 31, 2013 and 2012. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Principal National Life Insurance Company Variable Life Separate Account at December 31, 2013, the results of its operations for the year or period then ended, and the changes in its net assets for the years or periods ended December 31, 2013 and 2012, in conformity with U.S. generally accepted accounting principles.

/s/Ernst & Young LLP

Des Moines, Iowa
April 25, 2014

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2013

	AllianceBernstein	AllianceBernstein
	International	Small Cap
	Value Class A	Growth Class A
	Division	Division
Assets
Investments in shares of mutual funds, at market	$192,798	$82,705

Liabilities	-	-
Net assets	$192,798	$82,705

Net assets
Applicable to accumulation units:
Variable Universal Life Income III	$192,798	$82,705
Total net assets	$192,798	$82,705

Investments in shares of mutual funds, at cost	$181,441	$71,715
Shares of mutual fund owned	12,862	3,524
Accumulation units outstanding:
Variable Universal Life Income III	25,463	4,442

Accumulation unit value:
Variable Universal Life Income III	$7.57	$18.62

See accompanying notes.

AllianceBernstein	American Century	American Century	American Century
Small/Mid Cap	VP Income &	VP Inflation	VP MidCap	American Century	American Century	Bond & Mortgage
Value Class A	Growth Class II	Protection Class II	Value Class II	VP Value Class II	VP Vista Class II	Securities Class 1
Division	Division	Division	Division	Division	Division	Division

$71,909	$102,420	$90,078	$197,517	$136,239	$1,092	$140,593

-	-	-	-	-	-	-
$71,909	$102,420	$90,078	$197,517	$136,239	$1,092	$140,593

$71,909	$102,420	$90,078	$197,517	$136,239	$1,092	$140,593
$71,909	$102,420	$90,078	$197,517	$136,239	$1,092	$140,593

$66,007	$93,462	$96,245	$187,359	$125,886	$974	$142,493
3,142	11,169	8,620	10,688	16,104	49	12,508

4,111	5,093	7,994	9,420	6,175	66	6,140

$17.49	$20.11	$11.27	$20.97	$22.06	$16.44	$22.90

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities (continued)

December 31, 2013

		Calvert Russell
		2000 Small Cap
	Calvert Income	Index Class F
	Division	Division
Assets
Investments in shares of mutual funds, at market	$105,706	$80,405

Liabilities	-	-
Net assets	$105,706	$80,405

Net assets
Applicable to accumulation units:
Variable Universal Life Income III	$105,706	$80,405
Total net assets	$105,706	$80,405

Investments in shares of mutual funds, at cost	$109,880	$73,300
Shares of mutual fund owned	6,673	971
Accumulation units outstanding:
Variable Universal Life Income III	8,155	4,452

Accumulation unit value:
Variable Universal Life Income III	$12.96	$18.06

See accompanying notes.

Calvert S&P		Delaware Small	Delaware Smid Cap	Diversified
MidCap 400		Cap Value	Growth	International	DWS Small Mid	Equity Income
Index Class F	Calvert SRI Equity	Service Class	Service Class	Class I	Cap Value Class B	Class 1
Division	Division	Division	Division	Division	Division	Division

$56,457	$35,802	$95,898	$115,791	$253,631	$18,897	$313,298

-	-	-	-	-	-	-
$56,457	$35,802	$95,898	$115,791	$253,631	$18,897	$313,298

$56,457	$35,802	$95,898	$115,791	$253,631	$18,897	$313,298
$56,457	$35,802	$95,898	$115,791	$253,631	$18,897	$313,298

$52,090	$31,976	$84,043	$99,890	$230,583	$16,884	$278,701
580	1,362	2,306	3,696	17,057	1,107	14,919

3,425	2,017	5,169	8,001	9,937	1,115	21,343

$16.49	$17.75	$18.55	$14.47	$25.52	$16.95	$14.68

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities (continued)

December 31, 2013

	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Equity-Income Service Class 2

	Division	Division
Assets
Investments in shares of mutual funds, at market	$566,849	$175,464

Liabilities	-	-
Net assets	$566,849	$175,464

Net assets
Applicable to accumulation units:
Variable Universal Life Income III	$566,849	$175,464
Total net assets	$566,849	$175,464

Investments in shares of mutual funds, at cost	$495,082	$174,604
Shares of mutual fund owned	16,786	7,669
Accumulation units outstanding:
Variable Universal Life Income III	21,752	9,118

Accumulation unit value:
Variable Universal Life Income III	$26.06	$19.24

See accompanying notes.

Fidelity VIP High Income Service Class 2	Fidelity VIP Mid Cap Service Class 2	Franklin Mutual Global Discovery Class 2	Franklin Rising Dividends Securities Class 2	Franklin Small Cap Value Securities Class 2	Government & High Quality Bond Class 1	International Emerging Markets Class 1

Division	Division	Division	Division	Division	Division	Division

$341,185	$318,005	$191,573	$272,163	$71,835	$326,879	$340,500

-	-	-	-	-	-	-
$341,185	$318,005	$191,573	$272,163	$71,835	$326,879	$340,500

$341,185	$318,005	$191,573	$272,163	$71,835	$326,879	$340,500
$341,185	$318,005	$191,573	$272,163	$71,835	$326,879	$340,500

$350,113	$315,821	$183,868	$240,275	$65,897	$329,473	$335,207
60,494	8,933	8,388	9,854	2,984	31,644	21,361

13,450	9,380	6,748	12,249	2,561	26,265	9,517

$25.37	$33.91	$28.39	$22.22	$28.05	$12.45	$35.78

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities (continued)

December 31, 2013

	Invesco American Franchise Series II	Invesco Core Equity Series II

	Division	Division
Assets
Investments in shares of mutual funds, at market	$23,514	$22,543

Liabilities	-	-
Net assets	$23,514	$22,543

Net assets
Applicable to accumulation units:
Variable Universal Life Income III	$23,514	$22,543
Total net assets	$23,514	$22,543

Investments in shares of mutual funds, at cost	$20,067	$20,958
Shares of mutual fund owned	474	593
Accumulation units outstanding:
Variable Universal Life Income III	1,727	853

Accumulation unit value:
Variable Universal Life Income III	$13.62	$26.44

See accompanying notes.

Invesco Global Health Care Series I	Invesco Mid Cap Core Equity Series II	Janus Aspen Forty Service Shares	LargeCap Blend II Class 1	LargeCap Growth Class 1	LargeCap Growth I Class 1	LargeCap S&P 500 Index Class 1

Division	Division	Division	Division	Division	Division	Division

$236,841	$133,703	$166,486	$26,300	$186,044	$248,846	$2,189,782

-	-	-	-	-	-	-
$236,841	$133,703	$166,486	$26,300	$186,044	$248,846	$2,189,782

$236,841	$133,703	$166,486	$26,300	$186,044	$248,846	$2,189,782
$236,841	$133,703	$166,486	$26,300	$186,044	$248,846	$2,189,782

$211,016	$128,733	$147,966	$22,948	$163,937	$224,407	$1,841,344
8,078	8,943	3,177	2,607	8,358	7,638	163,661

10,611	7,763	12,138	1,285	8,501	7,614	126,594

$22.32	$17.22	$13.72	$20.46	$21.89	$32.68	$17.30

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities (continued)

December 31, 2013

	LargeCap Value Class 1	MFS VIT New Discovery Service Class

	Division	Division
Assets
Investments in shares of mutual funds, at market	$156,317	$57,274

Liabilities	-	-
Net assets	$156,317	$57,274

Net assets
Applicable to accumulation units:
Variable Universal Life Income III	$156,317	$57,274
Total net assets	$156,317	$57,274

Investments in shares of mutual funds, at cost	$133,647	$50,141
Shares of mutual fund owned	4,327	2,725
Accumulation units outstanding:
Variable Universal Life Income III	5,812	2,146

Accumulation unit value:
Variable Universal Life Income III	$26.90	$26.69

See accompanying notes.

MFS VIT Utilities Service Class	MidCap Class 1	Money Market Class 1	Neuberger Berman AMT Large Cap Value I Class	Oppenheimer Main Street Small Cap Service Shares	Principal LifeTime Strategic Income Class 1	Principal LifeTime 2010 Class 1

Division	Division	Division	Division	Division	Division	Division

$187,834	$996,109	$2,292,076	$50,793	$48,099	$1,014	$3,158

-	-	-	-	-	-	-
$187,834	$996,109	$2,292,076	$50,793	$48,099	$1,014	$3,158

$187,834	$996,109	$2,292,076	$50,793	$48,099	$1,014	$3,158
$187,834	$996,109	$2,292,076	$50,793	$48,099	$1,014	$3,158

$176,632	$887,794	$2,292,076	$48,123	$41,757	$1,012	$3,017
5,969	16,778	2,292,076	3,377	1,747	90	257

13,556	17,299	150,797	3,492	2,528	66	190

$13.86	$57.58	$15.20	$14.55	$19.03	$15.29	$16.65

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities (continued)

December 31, 2013

	Principal LifeTime 2020 Class 1	Principal LifeTime 2030 Class 1

	Division	Division
Assets
Investments in shares of mutual funds, at market	$261,472	$456,947

Liabilities	-	-
Net assets	$261,472	$456,947

Net assets
Applicable to accumulation units:
Variable Universal Life Income III	$261,472	$456,947
Total net assets	$261,472	$456,947

Investments in shares of mutual funds, at cost	$245,954	$417,029
Shares of mutual fund owned	19,198	32,523
Accumulation units outstanding:
Variable Universal Life Income III	14,417	25,149

Accumulation unit value:
Variable Universal Life Income III	$18.14	$18.17

See accompanying notes.

Principal LifeTime 2040 Class 1	Principal LifeTime 2050 Class 1	Principal LifeTime 2060 Class 1	Putnam VT Voyager Class IB	Real Estate Securities Class 1	SAM Balanced Portfolio Class 1	SAM Conservative Balanced Portfolio Class 1

Division	Division	Division	Division	Division	Division	Division

$356,582	$274,768	$15,502	$52,311	$320,142	$1,879,422	$967,266

-	-	-	-	-	-	-
$356,582	$274,768	$15,502	$52,311	$320,142	$1,879,422	$967,266

$356,582	$274,768	$15,502	$52,311	$320,142	$1,879,422	$967,266
$356,582	$274,768	$15,502	$52,311	$320,142	$1,879,422	$967,266

$324,968	$245,672	$14,181	$45,261	$325,014	$1,762,668	$940,219
23,868	18,367	1,339	1,015	18,744	101,426	72,238

18,890	14,486	1,395	2,474	6,636	129,844	67,160

$18.88	$18.97	$11.11	$21.14	$48.25	$14.47	$14.40

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities (continued)

December 31, 2013

	SAM Conservative Growth Portfolio Class 1	SAM Flexible Income Portfolio Class 1

	Division	Division
Assets
Investments in shares of mutual funds, at market	$2,982,931	$1,264,686

Liabilities	-	-
Net assets	$2,982,931	$1,264,686

Net assets
Applicable to accumulation units:
Variable Universal Life Income III	$2,982,931	$1,264,686
Total net assets	$2,982,931	$1,264,686

Investments in shares of mutual funds, at cost	$2,613,148	$1,246,554
Shares of mutual fund owned	144,802	92,178
Accumulation units outstanding:
Variable Universal Life Income III	211,624	87,073

Accumulation unit value:
Variable Universal Life Income III	$14.10	$14.52

See accompanying notes.

SAM Strategic Growth Portfolio Class 1	Short-Term Income Class 1	SmallCap Blend Class 1	SmallCap Growth II Class 1	SmallCap Value I Class 1	Templeton Global Bond Securities Class 2	TOPS Managed Risk Balanced ETF Class 2

Division	Division	Division	Division	Division	Division	Division

$3,477,307	$468,872	$212,009	$105,422	$86,602	$341,942	$79,305

-	-	-	-	-	-	-
$3,477,307	$468,872	$212,009	$105,422	$86,602	$341,942	$79,305

$3,477,307	$468,872	$212,009	$105,422	$86,602	$341,942	$79,305
$3,477,307	$468,872	$212,009	$105,422	$86,602	$341,942	$79,305

$2,897,122	$470,896	$189,266	$94,740	$68,837	$350,922	$77,500
147,656	181,032	15,374	5,758	3,984	18,384	6,914

249,528	38,022	8,703	5,191	2,019	21,792	6,841

$13.94	$12.33	$24.36	$20.31	$42.90	$15.69	$11.59

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities (continued)

December 31, 2013

	TOPS Managed Risk Growth ETF Class 2	TOPS Managed Risk Moderate Growth ETF Class 2

	Division	Division
Assets
Investments in shares of mutual funds, at market	$381,645	$62,687

Liabilities	-	-
Net assets	$381,645	$62,687

Net assets
Applicable to accumulation units:
Variable Universal Life Income III	$381,645	$62,687
Total net assets	$381,645	$62,687

Investments in shares of mutual funds, at cost	$344,179	$60,673
Shares of mutual fund owned	32,591	5,268
Accumulation units outstanding:
Variable Universal Life Income III	30,321	5,147

Accumulation unit value:
Variable Universal Life Income III	$12.59	$12.18

See accompanying notes.

Van Eck Global Hard Assets Service Class

Division

$120,103

-
$120,103

$120,103
$120,103

$113,796
3,931

12,789

$9.39

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Operations

Year ended December 31, 2013

	AllianceBernstein International Value Class A	AllianceBernstein Small Cap Growth Class A

	Division	Division
Investment income (loss)
Income:
Dividends	$7,668	$-

Expenses:
Mortality and expense risks	-	-
Net investment income (loss)	7,668	-

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	2,377	436
Capital gains distributions	-	10,166
Total realized gains (losses) on investments	2,377	10,602

Change in net unrealized appreciation or depreciation of investments	10,829	10,809

Net gains (losses) on investments	20,874	21,411

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	$20,874	$21,411

See accompanying notes.

AllianceBernstein Small/Mid Cap Value Class A	American Century VP Income & Growth Class II	American Century VP Inflation Protection Class II	American Century VP MidCap Value Class II	American Century VP Value Class II	American Century VP Vista Class II	Bond & Mortgage Securities Class 1

Division	Division	Division	Division	Division	Division	Division

$187	$797	$988	$623	$869	$-	$2,639

-	-	-	-	-	-	-
187	797	988	623	869	-	2,639

1,218	424	(2,671)	189	413	66	(1,040)
1,734	-	2,370	264	-	-	-
2,952	424	(301)	453	413	66	(1,040)

5,477	8,882	(6,146)	9,781	10,238	116	(2,102)

8,616	10,103	(5,459)	10,857	11,520	182	(503)

-	-	-	-	-	-	-

$8,616	$10,103	$(5,459)	$10,857	$11,520	$182	$(503)

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Operations (continued)

Year ended December 31, 2013

	Calvert Income	Calvert Russell 2000 Small Cap Index Class F

	Division	Division
Investment income (loss)
Income:
Dividends	$2,536	$333

Expenses:
Mortality and expense risks	-	-
Net investment income (loss)	2,536	333

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(47)	611
Capital gains distributions	-	2,724
Total realized gains (losses) on investments	(47)	3,335

Change in net unrealized appreciation or depreciation of investments	(3,544)	7,146

Net gains (losses) on investments	(1,055)	10,814

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	$(1,055)	$10,814

(1) Represented the operations of DWS Dreman Small Mid Cap Value Class B Division until May 20, 2013.

See accompanying notes.

Calvert S&P MidCap 400 Index Class F	Calvert SRI Equity	Delaware Small Cap Value Service Class	Delaware Smid Cap Growth Service Class	Diversified International Class 1	DWS Small Mid Cap Value Class B	Equity Income Class 1

Division	Division	Division	Division	Division	Division (1)	Division

$236	$26	$145	$-	$2,858	$36	$7,345

-	-	-	-	-	-	-
236	26	145	-	2,858	36	7,345

1,028	774	261	3,112	807	645	2,447
1,561	2,129	1,302	2,649	-	-	-
2,589	2,903	1,563	5,761	807	645	2,447

4,178	3,608	10,993	15,538	19,899	1,954	32,577

7,003	6,537	12,701	21,299	23,564	2,635	42,369

-	-	-	-	-	-	-

$7,003	$6,537	$12,701	$21,299	$23,564	$2,635	$42,369

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Operations (continued)

Year ended December 31, 2013

	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Equity-Income Service Class 2

	Division	Division
Investment income (loss)
Income:
Dividends	$4,126	$3,590

Expenses:
Mortality and expense risks	-	-
Net investment income (loss)	4,126	3,590

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	4,315	1,858
Capital gains distributions	144	10,214
Total realized gains (losses) on investments	4,459	12,072

Change in net unrealized appreciation or depreciation of investments	70,168	1,368

Net gains (losses) on investments	78,753	17,030

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	$78,753	$17,030

See accompanying notes.

Fidelity VIP High Income Service Class 2	Fidelity VIP Mid Cap Service Class 2	Franklin Mutual Global Discovery Class 2	Franklin Rising Dividends Securities Class 2	Franklin Small Cap Value Securities Class 2	Government & High Quality Bond Class 1	International Emerging Markets Class 1

Division	Division	Division	Division	Division	Division	Division

$18,080	$742	$1,971	$1,758	$39	$8,775	$4,204

-	-	-	-	-	-	-
18,080	742	1,971	1,758	39	8,775	4,204

1,129	3,352	368	2,257	1,220	(10,371)	2,713
-	33,341	8,192	-	50	-	-
1,129	36,693	8,560	2,257	1,270	(10,371)	2,713

(6,650)	4,133	7,547	30,165	5,821	(872)	(5,750)

12,559	41,568	18,078	34,180	7,130	(2,468)	1,167

-	-	-	-	-	-	-

$12,559	$41,568	$18,078	$34,180	$7,130	$(2,468)	$1,167

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Operations (continued)

Year ended December 31, 2013

	Invesco American Franchise Series II	Invesco Core Equity Series II

	Division (1)	Division
Investment income (loss)
Income:
Dividends	$25	$95

Expenses:
Mortality and expense risks	-	-
Net investment income (loss)	25	95

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	126	151
Capital gains distributions	-	-
Total realized gains (losses) on investments	126	151

Change in net unrealized appreciation or depreciation of investments	3,328	1,568

Net gains (losses) on investments	3,479	1,814

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	$3,479	$1,814

(1) Represented the operations of Invesco Van Kampen American Franchise Series II Division until May 20, 2013.

See accompanying notes.

Invesco Global Health Care Series I	Invesco Mid Cap Core Equity Series II	Janus Aspen Forty Service Shares	LargeCap Blend II Class 1	LargeCap Growth Class 1	LargeCap Growth I Class 1	LargeCap S&P 500 Index Class 1

Division	Division	Division	Division	Division	Division	Division

$678	$59	$406	$207	$633	$282	$19,140

-	-	-	-	-	-	-
678	59	406	207	633	282	19,140

3,992	450	3,347	157	4,843	1,289	5,330
-	824	-	-	-	2,219	12,216
3,992	1,274	3,347	157	4,843	3,508	17,546

24,149	4,605	17,469	3,135	21,127	23,501	348,790

28,819	5,938	21,222	3,499	26,603	27,291	385,476

-	-	-	-	-	-	-

$28,819	$5,938	$21,222	$3,499	$26,603	$27,291	$385,476

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Operations (continued)

Year ended December 31, 2013

	LargeCap Value Class 1	MFS VIT New Discovery Service Class

	Division	Division
Investment income (loss)
Income:
Dividends	$2,435	$-

Expenses:
Mortality and expense risks	-	-
Net investment income (loss)	2,435	-

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,409	225
Capital gains distributions	-	179
Total realized gains (losses) on investments	1,409	404

Change in net unrealized appreciation or depreciation of investments	20,455	6,980

Net gains (losses) on investments	24,299	7,384

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	$24,299	$7,384

(1) Represented the operations of MidCap Blend Class 1 Division until May 20, 2013.
(2) Represented the operations of Oppenheimer Main Street Small & Mid Cap Service Shares Division until May 20, 2013.

See accompanying notes.

MFS VIT Utilities Service Class	MidCap Class 1	Money Market Class 1	Neuberger Berman AMT Large Cap Value I Class	Oppenheimer Main Street Small Cap Service Shares	Principal LifeTime Strategic Income Class 1	Principal LifeTime 2010 Class 1

Division	Division (1)	Division	Division	Division (2)	Division	Division

$2,199	$10,335	$-	$319	$120	$22	$1

-	-	-	-	-	-	-
2,199	10,335	-	319	120	22	1

1,691	15,777	-	547	174	-	-
1,957	32,958	-	-	206	-	-
3,648	48,735	-	547	380	-	-

10,172	99,314	-	2,581	6,066	2	141

16,019	158,384	-	3,447	6,566	24	142

-	-	-	-	-	-	-

$16,019	$158,384	$-	$3,447	$6,566	$24	$142

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Operations (continued)

Year ended December 31, 2013

	Principal LifeTime 2020 Class 1	Principal LifeTime 2030 Class 1

	Division	Division
Investment income (loss)
Income:
Dividends	$4,422	$6,232

Expenses:
Mortality and expense risks	-	-
Net investment income (loss)	4,422	6,232

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	232	19,495
Capital gains distributions	-	1,617
Total realized gains (losses) on investments	232	21,112

Change in net unrealized appreciation or depreciation of investments	15,491	35,807

Net gains (losses) on investments	20,145	63,151

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	$20,145	$63,151

(1) Commenced operations May 20, 2013.

See accompanying notes.

Principal LifeTime 2040 Class 1	Principal LifeTime 2050 Class 1	Principal LifeTime 2060 Class 1	Putnam VT Voyager Class IB	Real Estate Securities Class 1	SAM Balanced Portfolio Class 1	SAM Conservative Balanced Portfolio Class 1

Division	Division	Division (1)	Division	Division	Division	Division

$2,329	$2,192	$-	$69	$2,253	$30,159	$15,098

-	-	-	-	-	-	-
2,329	2,192	-	69	2,253	30,159	15,098

1,296	1,159	40	866	961	36,857	13,305
-	-	-	-	-	14,864	5,433
1,296	1,159	40	866	961	51,721	18,738

29,764	26,021	1,321	6,886	(6,455)	106,578	23,619

33,389	29,372	1,361	7,821	(3,241)	188,458	57,455

-	-	-	-	-	-	-

$33,389	$29,372	$1,361	$7,821	$(3,241)	$188,458	$57,455

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Operations (continued)

Year ended December 31, 2013

	SAM Conservative Growth Portfolio Class 1	SAM Flexible Income Portfolio Class 1

	Division	Division
Investment income (loss)
Income:
Dividends	$36,897	$21,175

Expenses:
Mortality and expense risks	-	-
Net investment income (loss)	36,897	21,175

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	2,635	1,670
Capital gains distributions	-	7,994
Total realized gains (losses) on investments	2,635	9,664

Change in net unrealized appreciation or depreciation of investments	332,076	16,337

Net gains (losses) on investments	371,608	47,176

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	$371,608	$47,176

(1) Represented the operations of TOPS Protected Balanced ETF Class 2 Division until May 20, 2013.

See accompanying notes.

SAM Strategic Growth Portfolio Class 1	Short-Term Income Class 1	SmallCap Blend Class 1	SmallCap Growth II Class 1	SmallCap Value I Class 1	Templeton Global Bond Securities Class 2	TOPS Managed Risk Balanced ETF Class 2

Division	Division	Division	Division	Division	Division	Division (1)

$34,590	$6,616	$160	$-	$716	$11,536	$309

-	-	-	-	-	-	-
34,590	6,616	160	-	716	11,536	309

26,566	(215)	1,393	2,153	2,096	(615)	130
-	-	-	-	-	2,976	-
26,566	(215)	1,393	2,153	2,096	2,361	130

511,724	(2,752)	22,032	10,357	15,703	(11,228)	1,803

572,880	3,649	23,585	12,510	18,515	2,669	2,242

-	-	-	-	-	-	-

$572,880	$3,649	$23,585	$12,510	$18,515	$2,669	$2,242

Principal National Life Insurance Company
Variable Life Separate Account

Statements of Operations (continued)

Year ended December 31, 2013

	TOPS Managed Risk Growth ETF Class 2	TOPS Managed Risk Moderate Growth ETF Class 2

	Division (1)	Division (2)
Investment income (loss)
Income:
Dividends	$3,024	$110

Expenses:
Mortality and expense risks	-	-
Net investment income (loss)	3,024	110

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	8,644	116
Capital gains distributions	-	-
Total realized gains (losses) on investments	8,644	116

Change in net unrealized appreciation or depreciation of investments	30,141	1,958

Net gains (losses) on investments	41,809	2,184

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	$41,809	$2,184

(1) Represented the operations of TOPS Protected Growth ETF Class 2 Division until May 20, 2013.
(2) Represented the operations of TOPS Protected Moderate Growth ETF Class 2 Division until May 20, 2013.

See accompanying notes.

Van Eck Global Hard Assets Service Class

Division

$123

-
123

1,231
478
1,709

5,705

7,537

-

$7,537

	Principal National Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets

	Years ended December 31, 2013 and 2012, except as noted

	AllianceBernstein International Value Class A

	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$7,668	$85
Total realized gains (losses) on investments	2,377	(68)
Change in net unrealized appreciation or depreciation of investments	10,829	529
Net gains (losses) from investments	20,874	546

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	20,874	546

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	176,441	8,986
Contract terminations and surrenders	(843)	-
Death benefit payments	-	-
Policy loan transfers	-	-
Transfers to other contracts	(4,908)	(16)
Cost of insurance and administration charges	(6,295)	(1,921)
Mortality and expenses charges	(56)	(10)
Surrender charges	-	-
Increase (decrease) in net assets from policy related transactions	164,339	7,039
Total increase (decrease)	185,213	7,585

Net assets at beginning of period	7,585	-
Net assets at end of period	$192,798	$7,585

See accompanying notes.

AllianceBernstein Small Cap Growth Class A		AllianceBernstein Small/Mid Cap Value Class A		American Century VP Income & Growth Class II

Division		Division		Division
2013	2012	2013	2012	2013	2012

$-	$-	$187	$23	$797	$89
10,602	212	2,952	(69)	424	1
10,809	181	5,477	425	8,882	76
21,411	393	8,616	379	10,103	166

-	-	-	-	-	-

21,411	393	8,616	379	10,103	166

56,291	14,289	62,902	9,997	91,374	11,447
-	-	(293)	-	(446)	-
-	-	-	-	-	-
-	-	-	-	-	-
(665)	(938)	(485)	(150)	(744)	(10)
(6,429)	(1,581)	(6,761)	(2,224)	(7,638)	(1,754)
(57)	(9)	(60)	(12)	(68)	(10)
-	-	-	-	-	-
49,140	11,761	55,303	7,611	82,478	9,673
70,551	12,154	63,919	7,990	92,581	9,839

12,154	-	7,990	-	9,839	-
$82,705	$12,154	$71,909	$7,990	$102,420	$9,839

	Principal National Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	American Century VP Inflation Protection Class II

	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$988	$429
Total realized gains (losses) on investments	(301)	161
Change in net unrealized appreciation or depreciation of investments	(6,146)	(21)
Net gains (losses) from investments	(5,459)	569

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	(5,459)	569

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	104,075	48,073
Contract terminations and surrenders	-	-
Death benefit payments	-	-
Policy loan transfers	-	-
Transfers to other contracts	(35,196)	(6,415)
Cost of insurance and administration charges	(12,717)	(2,723)
Mortality and expenses charges	(114)	(15)
Surrender charges	-	-
Increase (decrease) in net assets from policy related transactions	56,048	38,920
Total increase (decrease)	50,589	39,489

Net assets at beginning of period	39,489	-
Net assets at end of period	$90,078	$39,489

See accompanying notes.

American Century VP MidCap Value Class II		American Century VP Value Class II		American Century VP Vista Class II

Division		Division		Division
2013	2012	2013	2012	2013	2012

$623	$79	$869	$47	$-	$-
453	23	413	3	66	15
9,781	377	10,238	114	116	2
10,857	479	11,520	164	182	17

-	-	-	-	-	-

10,857	479	11,520	164	182	17

181,734	12,886	128,995	6,736	1,162	579
-	-	(89)	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-
(182)	(1)	(396)	-	-	-
(6,752)	(1,436)	(9,672)	(928)	(588)	(254)
(60)	(8)	(86)	(5)	(5)	(1)
-	-	-	-	-	-
174,740	11,441	118,752	5,803	569	324
185,597	11,920	130,272	5,967	751	341

11,920	-	5,967	-	341	-
$197,517	$11,920	$136,239	$5,967	$1,092	$341

	Principal National Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	Bond & Mortgage Securities Class 1

	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$2,639	$811
Total realized gains (losses) on investments	(1,040)	(3)
Change in net unrealized appreciation or depreciation of investments	(2,102)	202
Net gains (losses) from investments	(503)	1,010

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	(503)	1,010

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	128,022	68,337
Contract terminations and surrenders	-	-
Death benefit payments	-	-
Policy loan transfers	-	-
Transfers to other contracts	(39,941)	(2,871)
Cost of insurance and administration charges	(10,969)	(2,381)
Mortality and expenses charges	(98)	(13)
Surrender charges	-	-
Increase (decrease) in net assets from policy related transactions	77,014	63,072
Total increase (decrease)	76,511	64,082

Net assets at beginning of period	64,082	-
Net assets at end of period	$140,593	$64,082

See accompanying notes.

Calvert Income		Calvert Russell 2000 Small Cap Index Class F		Calvert S&P MidCap 400 Index Class F

Division		Division		Division
2013	2012	2013	2012	2013	2012

$2,536	$1,900	$333	$80	$236	$59
(47)	23	3,335	538	2,589	242
(3,544)	(630)	7,146	(41)	4,178	188
(1,055)	1,293	10,814	577	7,003	489

-	-	-	-	-	-

(1,055)	1,293	10,814	577	7,003	489

83,429	57,544	71,259	12,725	43,569	10,134
-	-	(2,636)	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-
(21,130)	-	(1,422)	(5)	(186)	-
(11,711)	(2,545)	(8,737)	(2,081)	(4,025)	(488)
(105)	(14)	(78)	(11)	(36)	(3)
-	-	-	-	-	-
50,483	54,985	58,386	10,628	39,322	9,643
49,428	56,278	69,200	11,205	46,325	10,132

56,278	-	11,205	-	10,132	-
$105,706	$56,278	$80,405	$11,205	$56,457	$10,132

	Principal National Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	Calvert SRI Equity

	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$26	$14
Total realized gains (losses) on investments	2,903	489
Change in net unrealized appreciation or depreciation of investments	3,608	218
Net gains (losses) from investments	6,537	721

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	6,537	721

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	17,309	14,870
Contract terminations and surrenders	-	-
Death benefit payments	-	-
Policy loan transfers	-	-
Transfers to other contracts	(42)	-
Cost of insurance and administration charges	(2,507)	(1,058)
Mortality and expenses charges	(22)	(6)
Surrender charges	-	-
Increase (decrease) in net assets from policy related transactions	14,738	13,806
Total increase (decrease)	21,275	14,527

Net assets at beginning of period	14,527	-
Net assets at end of period	$35,802	$14,527

See accompanying notes.

Delaware Small Cap Value Service Class		Delaware Smid Cap Growth Service Class		Diversified International Class 1

Division		Division		Division
2013	2012	2013	2012	2013	2012

$145	$6	$-	$-	$2,858	$485
1,563	84	5,761	(21)	807	(11)
10,993	862	15,538	363	19,899	3,149
12,701	952	21,299	342	23,564	3,623

-	-	-	-	-	-

12,701	952	21,299	342	23,564	3,623

76,890	20,843	89,068	30,181	211,588	43,901
-	-	-	-	(571)	-
-	-	-	-	-	-
(1,698)	-	-	-	-	-
(1,577)	(3,345)	(15,028)	-	(2,010)	(292)
(7,269)	(1,526)	(7,890)	(2,100)	(21,214)	(4,742)
(65)	(8)	(70)	(11)	(190)	(26)
-	-	-	-	-	-
66,281	15,964	66,080	28,070	187,603	38,841
78,982	16,916	87,379	28,412	211,167	42,464

16,916	-	28,412	-	42,464	-
$95,898	$16,916	$115,791	$28,412	$253,631	$42,464

	Principal National Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	DWS Small Mid Cap Value Class B

	Division (1)
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$36	$2
Total realized gains (losses) on investments	645	(1)
Change in net unrealized appreciation or depreciation of investments	1,954	60
Net gains (losses) from investments	2,635	61

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	2,635	61

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	20,686	1,373
Contract terminations and surrenders	-	-
Death benefit payments	-	-
Policy loan transfers	(127)	-
Transfers to other contracts	(4,438)	-
Cost of insurance and administration charges	(1,091)	(191)
Mortality and expenses charges	(10)	(1)
Surrender charges	-	-
Increase (decrease) in net assets from policy related transactions	15,020	1,181
Total increase (decrease)	17,655	1,242

Net assets at beginning of period	1,242	-
Net assets at end of period	$18,897	$1,242

(1) Represented the operations of DWS Dreman Small Mid Cap Value Class B Division until May 20, 2013.

See accompanying notes.

Equity Income Class 1		Fidelity VIP Contrafund Service Class 2		Fidelity VIP Equity-Income Service Class 2

Division		Division		Division
2013	2012	2013	2012	2013	2012

$7,345	$1,454	$4,126	$775	$3,590	$375
2,447	(143)	4,459	611	12,072	597
32,577	2,020	70,168	1,599	1,368	(508)
42,369	3,331	78,753	2,985	17,030	464

-	-	-	-	-	-

42,369	3,331	78,753	2,985	17,030	464

245,077	62,138	480,264	98,486	158,292	17,003
-	-	(989)	-	-	-
-	-	-	-	-	-
-	-	(762)	-	(1,663)	-
(10,635)	(112)	(18,334)	(19,234)	(5,740)	(23)
(22,394)	(6,242)	(46,415)	(7,451)	(8,843)	(972)
(200)	(34)	(414)	(40)	(79)	(5)
-	-	-	-	-	-
211,848	55,750	413,350	71,761	141,967	16,003
254,217	59,081	492,103	74,746	158,997	16,467

59,081	-	74,746	-	16,467	-
$313,298	$59,081	$566,849	$74,746	$175,464	$16,467

Fidelity VIP Mid Cap Service Class 2		Franklin Mutual Global Discovery Class 2		Franklin Rising Dividends Securities Class 2

Division		Division		Division
2013	2012	2013	2012	2013	2012

$742	$134	$1,971	$405	$1,758	$127
36,693	3,164	8,560	806	2,257	(2)
4,133	(1,949)	7,547	158	30,165	1,724
41,568	1,349	18,078	1,369	34,180	1,849

-	-	-	-	-	-

41,568	1,349	18,078	1,369	34,180	1,849

277,683	44,505	163,847	25,384	220,898	48,919
(884)	-	(437)	-	-	-
-	-	-	-	-	-
-	-	-	-	(769)	-
(22,279)	(168)	(1,009)	(154)	(8,322)	(14)
(18,675)	(4,900)	(13,030)	(2,346)	(21,211)	(3,161)
(167)	(27)	(116)	(13)	(189)	(17)
-	-	-	-	-	-
235,678	39,410	149,255	22,871	190,407	45,727
277,246	40,759	167,333	24,240	224,587	47,576

40,759	-	24,240	-	47,576	-
$318,005	$40,759	$191,573	$24,240	$272,163	$47,576

	Principal National Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	Franklin Small Cap Value Securities Class 2

	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$39	$8
Total realized gains (losses) on investments	1,270	57
Change in net unrealized appreciation or depreciation of investments	5,821	116
Net gains (losses) from investments	7,130	181

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	7,130	181

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	64,392	6,749
Contract terminations and surrenders	(570)	-
Death benefit payments	-	-
Policy loan transfers	-	-
Transfers to other contracts	(64)	(3,362)
Cost of insurance and administration charges	(1,644)	(957)
Mortality and expenses charges	(15)	(5)
Surrender charges	-	-
Increase (decrease) in net assets from policy related transactions	62,099	2,425
Total increase (decrease)	69,229	2,606

Net assets at beginning of period	2,606	-
Net assets at end of period	$71,835	$2,606

(1) Represented the operations of Invesco Van Kampen American Franchise Series II Division until May 20, 2013.
(2) Commenced operations April 27, 2012.

See accompanying notes.

Government & High Quality Bond Class 1		International Emerging Markets Class 1		Invesco American Franchise Series II

Division		Division		Division (1) (2)
2013	2012	2013	2012	2013	2012

$8,775	$3,053	$4,204	$824	$25	$-
(10,371)	(247)	2,713	(167)	126	(30)
(872)	(1,721)	(5,750)	11,043	3,328	119
(2,468)	1,085	1,167	11,700	3,479	89

-	-	-	-	-	-

(2,468)	1,085	1,167	11,700	3,479	89

554,186	164,890	282,979	120,708	16,524	6,195
-	-	(887)	-	(331)	-
-	-	-	-	-	-
(76,136)	-	(2,497)	-	-	-
(251,310)	(26,778)	(19,464)	(2,942)	(249)	(3)
(28,090)	(8,205)	(39,745)	(10,109)	(1,339)	(834)
(251)	(44)	(355)	(55)	(12)	(5)
-	-	-	-	-	-
198,399	129,863	220,031	107,602	14,593	5,353
195,931	130,948	221,198	119,302	18,072	5,442

130,948	-	119,302	-	5,442	-
$326,879	$130,948	$340,500	$119,302	$23,514	$5,442

	Principal National Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	Invesco Core Equity Series II

	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$95	$18
Total realized gains (losses) on investments	151	(4)
Change in net unrealized appreciation or depreciation of investments	1,568	17
Net gains (losses) from investments	1,814	31

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	1,814	31

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	19,378	3,988
Contract terminations and surrenders	(261)	-
Death benefit payments	-	-
Policy loan transfers	-	-
Transfers to other contracts	(35)	(3)
Cost of insurance and administration charges	(1,803)	(547)
Mortality and expenses charges	(16)	(3)
Surrender charges	-	-
Increase (decrease) in net assets from policy related transactions	17,263	3,435
Total increase (decrease)	19,077	3,466

Net assets at beginning of period	3,466	-
Net assets at end of period	$22,543	$3,466

See accompanying notes.

Invesco Global Health Care Series I		Invesco Mid Cap Core Equity Series II		Janus Aspen Forty Service Shares

Division		Division		Division
2013	2012	2013	2012	2013	2012

$678	$-	$59	$-	$406	$82
3,992	14	1,274	170	3,347	46
24,149	1,676	4,605	365	17,469	1,051
28,819	1,690	5,938	535	21,222	1,179

-	-	-	-	-	-

28,819	1,690	5,938	535	21,222	1,179

208,372	35,101	125,135	7,657	146,007	27,225
(2,746)	-	(70)	-	-	-
-	-	-	-	-	-
-	-	(1,715)	-	-	-
(12,456)	(3)	(111)	(2,078)	(13,079)	(346)
(17,790)	(3,966)	(1,279)	(296)	(12,634)	(2,959)
(159)	(21)	(11)	(2)	(113)	(16)
-	-	-	-	-	-
175,221	31,111	121,949	5,281	120,181	23,904
204,040	32,801	127,887	5,816	141,403	25,083

32,801	-	5,816	-	25,083	-
$236,841	$32,801	$133,703	$5,816	$166,486	$25,083

	Principal National Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	LargeCap Blend II Class 1

	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$207	$61
Total realized gains (losses) on investments	157	18
Change in net unrealized appreciation or depreciation of investments	3,135	216
Net gains (losses) from investments	3,499	295

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	3,499	295

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	21,161	5,104
Contract terminations and surrenders	-	-
Death benefit payments	-	-
Policy loan transfers	-	-
Transfers to other contracts	(325)	-
Cost of insurance and administration charges	(3,032)	(373)
Mortality and expenses charges	(27)	(2)
Surrender charges	-	-
Increase (decrease) in net assets from policy related transactions	17,777	4,729
Total increase (decrease)	21,276	5,024

Net assets at beginning of period	5,024	-
Net assets at end of period	$26,300	$5,024

See accompanying notes.

LargeCap Growth Class 1		LargeCap Growth I Class 1		LargeCap S&P 500 Index Class 1

Division		Division		Division
2013	2012	2013	2012	2013	2012

$633	$47	$282	$9	$19,140	$94
4,843	(11)	3,508	(5)	17,546	(69)
21,127	980	23,501	939	348,790	(352)
26,603	1,016	27,291	943	385,476	(327)

-	-	-	-	-	-

26,603	1,016	27,291	943	385,476	(327)

145,625	27,034	218,786	35,705	1,766,734	115,849
(425)	-	(4,994)	-	(879)	-
-	-	-	-	-	-
-	-	-	-	-	-
(2,185)	(3)	(3,934)	(26)	(8,714)	(19)
(9,110)	(2,417)	(18,745)	(5,981)	(59,458)	(8,304)
(81)	(13)	(167)	(32)	(531)	(45)
-	-	-	-	-	-
133,824	24,601	190,946	29,666	1,697,152	107,481
160,427	25,617	218,237	30,609	2,082,628	107,154

25,617	-	30,609	-	107,154	-
$186,044	$25,617	$248,846	$30,609	$2,189,782	$107,154

	Principal National Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	LargeCap Value Class 1

	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$2,435	$529
Total realized gains (losses) on investments	1,409	76
Change in net unrealized appreciation or depreciation of investments	20,455	2,215
Net gains (losses) from investments	24,299	2,820

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	24,299	2,820

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	102,796	54,400
Contract terminations and surrenders	-	-
Death benefit payments	-	-
Policy loan transfers	(3,367)	-
Transfers to other contracts	(2,420)	(117)
Cost of insurance and administration charges	(18,431)	(3,479)
Mortality and expenses charges	(165)	(19)
Surrender charges	-	-
Increase (decrease) in net assets from policy related transactions	78,413	50,785
Total increase (decrease)	102,712	53,605

Net assets at beginning of period	53,605	-
Net assets at end of period	$156,317	$53,605

(1) Represented the operations of MidCap Blend Class 1 Division until May 20, 2013.

See accompanying notes.

MFS VIT New Discovery Service Class		MFS VIT Utilities Service Class		MidCap Class 1

Division		Division		Division (1)
2013	2012	2013	2012	2013	2012

$-	$-	$2,199	$1,549	$10,335	$850
404	190	3,648	23	48,735	1,553
6,980	153	10,172	1,030	99,314	9,001
7,384	343	16,019	2,602	158,384	11,404

-	-	-	-	-	-

7,384	343	16,019	2,602	158,384	11,404

49,029	7,804	157,990	38,366	773,061	195,577
-	-	-	-	(566)	-
-	-	-	-	-	-
-	-	-	-	-	-
(879)	(17)	(7,078)	(257)	(22,536)	(607)
(5,383)	(954)	(16,540)	(3,103)	(96,797)	(20,834)
(48)	(5)	(148)	(17)	(864)	(113)
-	-	-	-	-	-
42,719	6,828	134,224	34,989	652,298	174,023
50,103	7,171	150,243	37,591	810,682	185,427

7,171	-	37,591	-	185,427	-
$57,274	$7,171	$187,834	$37,591	$996,109	$185,427

	Principal National Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	Money Market Class 1

	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$-	$-
Total realized gains (losses) on investments	-	-
Change in net unrealized appreciation or depreciation of investments	-	-
Net gains (losses) from investments	-	-

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	-	-

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	15,689,148	6,576,665
Contract terminations and surrenders	-	-
Death benefit payments	-	-
Policy loan transfers	74,892	(18,324)
Transfers to other contracts	(14,049,253)	(5,393,896)
Cost of insurance and administration charges	(409,180)	(173,383)
Mortality and expenses charges	(3,653)	(940)
Surrender charges	-	-
Increase (decrease) in net assets from policy related transactions	1,301,954	990,122
Total increase (decrease)	1,301,954	990,122

Net assets at beginning of period	990,122	-
Net assets at end of period	$2,292,076	$990,122

(1) Represented the operations of Oppenheimer Main Street Small & Mid Cap Service Shares Division until May 20, 2013.

See accompanying notes.

Neuberger Berman AMT Large Cap Value I Class		Oppenheimer Main Street Small Cap Service Shares		Principal LifeTime Strategic Income Class 1

Division		Division (1)		Division
2013	2012	2013	2012	2013	2012

$319	$2	$120	$6	$22	$-
547	8	380	50	-	-
2,581	89	6,066	276	2	-
3,447	99	6,566	332	24	-

-	-	-	-	-	-

3,447	99	6,566	332	24	-

51,192	937	37,389	10,311	1,892	356
-	-	(107)	-	(26)	-
-	-	-	-	-	-
-	-	-	-	-	-
(562)	-	(47)	(1,780)	-	(6)
(4,092)	(190)	(3,775)	(752)	(868)	(348)
(37)	(1)	(34)	(4)	(8)	(2)
-	-	-	-	-	-
46,501	746	33,426	7,775	990	-
49,948	845	39,992	8,107	1,014	-

845	-	8,107	-	-	-
$50,793	$845	$48,099	$8,107	$1,014	$-

	Principal National Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	Principal LifeTime 2010 Class 1

	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$1	$-
Total realized gains (losses) on investments	-	-
Change in net unrealized appreciation or depreciation of investments	141	-
Net gains (losses) from investments	142	-

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	142	-

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	3,431	19
Contract terminations and surrenders	-	-
Death benefit payments	-	-
Policy loan transfers	-	-
Transfers to other contracts	(3)	(1)
Cost of insurance and administration charges	(416)	(10)
Mortality and expenses charges	(4)	-
Surrender charges	-	-
Increase (decrease) in net assets from policy related transactions	3,008	8
Total increase (decrease)	3,150	8

Net assets at beginning of period	8	-
Net assets at end of period	$3,158	$8

See accompanying notes.

Principal LifeTime 2020 Class 1		Principal LifeTime 2030 Class 1		Principal LifeTime 2040 Class 1

Division		Division		Division
2013	2012	2013	2012	2013	2012

$4,422	$-	$6,232	$287	$2,329	$286
232	2	21,112	129	1,296	109
15,491	28	35,807	4,110	29,764	1,849
20,145	30	63,151	4,526	33,389	2,244

-	-	-	-	-	-

20,145	30	63,151	4,526	33,389	2,244

240,108	9,583	573,592	196,291	306,577	60,281
-	-	-	-	(68)	-
-	-	-	-	-	-
-	-	-	-	-	-
(290)	(129)	(329,647)	-	(85)	(16)
(7,669)	(237)	(43,218)	(7,322)	(37,051)	(8,313)
(68)	(1)	(386)	(40)	(331)	(45)
-	-	-	-	-	-
232,081	9,216	200,341	188,929	269,042	51,907
252,226	9,246	263,492	193,455	302,431	54,151

9,246	-	193,455	-	54,151	-
$261,472	$9,246	$456,947	$193,455	$356,582	$54,151

	Principal National Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	Principal LifeTime 2050 Class 1

	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$2,192	$451
Total realized gains (losses) on investments	1,159	(67)
Change in net unrealized appreciation or depreciation of investments	26,021	3,076
Net gains (losses) from investments	29,372	3,460

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	29,372	3,460

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	248,630	60,931
Contract terminations and surrenders	(1,945)	(118)
Death benefit payments	-	-
Policy loan transfers	-	-
Transfers to other contracts	(128)	(5)
Cost of insurance and administration charges	(51,326)	(13,571)
Mortality and expenses charges	(458)	(74)
Surrender charges	-	-
Increase (decrease) in net assets from policy related transactions	194,773	47,163
Total increase (decrease)	224,145	50,623

Net assets at beginning of period	50,623	-
Net assets at end of period	$274,768	$50,623

(1) Commenced operations May 20, 2013.

See accompanying notes.

Principal LifeTime 2060 Class 1	Putnam VT Voyager Class IB		Real Estate Securities Class 1

Division (1)	Division		Division
2013	2013	2012	2013	2012

$-	$69	$-	$2,253	$365
40	866	(43)	961	75
1,321	6,886	164	(6,455)	1,583
1,361	7,821	121	(3,241)	2,023

-	-	-	-	-

1,361	7,821	121	(3,241)	2,023

15,744	47,064	6,170	307,123	67,905
-	(427)	-	(335)	-
-	-	-	-	-
-	(1,805)	-	(802)	-
-	(744)	(7)	(9,132)	(1,260)
(1,589)	(3,971)	(1,866)	(35,582)	(6,205)
(14)	(35)	(10)	(318)	(34)
-	-	-	-	-
14,141	40,082	4,287	260,954	60,406
15,502	47,903	4,408	257,713	62,429

-	4,408	-	62,429	-
$15,502	$52,311	$4,408	$320,142	$62,429

	Principal National Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	SAM Balanced Portfolio Class 1

	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$30,159	$880
Total realized gains (losses) on investments	51,721	1,491
Change in net unrealized appreciation or depreciation of investments	106,578	10,177
Net gains (losses) from investments	188,458	12,548

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	188,458	12,548

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	1,518,494	476,374
Contract terminations and surrenders	(161)	-
Death benefit payments	-	-
Policy loan transfers	685	-
Transfers to other contracts	(36,431)	(196)
Cost of insurance and administration charges	(232,551)	(45,475)
Mortality and expenses charges	(2,076)	(247)
Surrender charges	-	-
Increase (decrease) in net assets from policy related transactions	1,247,960	430,456
Total increase (decrease)	1,436,418	443,004

Net assets at beginning of period	443,004	-
Net assets at end of period	$1,879,422	$443,004

See accompanying notes.

SAM Conservative Balanced Portfolio Class 1		SAM Conservative Growth Portfolio Class 1		SAM Flexible Income Portfolio Class 1

Division		Division		Division
2013	2012	2013	2012	2013	2012

$15,098	$492	$36,897	$1,330	$21,175	$412
18,738	777	2,635	(2)	9,664	597
23,619	3,429	332,076	37,707	16,337	1,795
57,455	4,698	371,608	39,035	47,176	2,804

-	-	-	-	-	-

57,455	4,698	371,608	39,035	47,176	2,804

852,546	180,846	1,978,531	936,788	1,220,423	112,409
-	-	(22,930)	-	(585)	-
-	-	-	-	-	-
-	-	-	-	(14,376)	-
(19,529)	(2)	(35,881)	(2,021)	(8,675)	-
(89,460)	(18,390)	(233,754)	(46,108)	(87,228)	(6,448)
(798)	(100)	(2,087)	(250)	(779)	(35)
-	-	-	-	-	-
742,759	162,354	1,683,879	888,409	1,108,780	105,926
800,214	167,052	2,055,487	927,444	1,155,956	108,730

167,052	-	927,444	-	108,730	-
$967,266	$167,052	$2,982,931	$927,444	$1,264,686	$108,730

	Principal National Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	SAM Strategic Growth Portfolio Class 1

	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$34,590	$1,631
Total realized gains (losses) on investments	26,566	1,172
Change in net unrealized appreciation or depreciation of investments	511,724	68,460
Net gains (losses) from investments	572,880	71,263

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	572,880	71,263

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	1,824,732	1,594,454
Contract terminations and surrenders	(15,189)	-
Death benefit payments	-	-
Policy loan transfers	(15,635)	-
Transfers to other contracts	(100,944)	(192)
Cost of insurance and administration charges	(376,547)	(73,754)
Mortality and expenses charges	(3,361)	(400)
Surrender charges	-	-
Increase (decrease) in net assets from policy related transactions	1,313,056	1,520,108
Total increase (decrease)	1,885,936	1,591,371

Net assets at beginning of period	1,591,371	-
Net assets at end of period	$3,477,307	$1,591,371

See accompanying notes.

Short-Term Income Class 1		SmallCap Blend Class 1		SmallCap Growth II Class 1

Division		Division		Division
2013	2012	2013	2012	2013	2012

$6,616	$1,830	$160	$-	$-	$-
(215)	(13)	1,393	(1)	2,153	(144)
(2,752)	728	22,032	711	10,357	325
3,649	2,545	23,585	710	12,510	181

-	-	-	-	-	-

3,649	2,545	23,585	710	12,510	181

411,025	192,953	184,949	18,259	92,959	11,655
-	-	(777)	-	(478)	-
-	-	-	-	-	-
(36)	-	-	-	-	-
(77,485)	(2,963)	(3,231)	(17)	(368)	(1,016)
(45,500)	(14,830)	(9,420)	(1,954)	(7,067)	(2,875)
(406)	(80)	(84)	(11)	(63)	(16)
-	-	-	-	-	-
287,598	175,080	171,437	16,277	84,983	7,748
291,247	177,625	195,022	16,987	97,493	7,929

177,625	-	16,987	-	7,929	-
$468,872	$177,625	$212,009	$16,987	$105,422	$7,929

	Principal National Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	SmallCap Value I Class 1

	Division
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$716	$192
Total realized gains (losses) on investments	2,096	22
Change in net unrealized appreciation or depreciation of investments	15,703	2,062
Net gains (losses) from investments	18,515	2,276

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	18,515	2,276

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	59,231	28,748
Contract terminations and surrenders	(137)	-
Death benefit payments	-	-
Policy loan transfers	(2,578)	-
Transfers to other contracts	(2,944)	(9)
Cost of insurance and administration charges	(13,838)	(2,524)
Mortality and expenses charges	(124)	(14)
Surrender charges	-	-
Increase (decrease) in net assets from policy related transactions	39,610	26,201
Total increase (decrease)	58,125	28,477

Net assets at beginning of period	28,477	-
Net assets at end of period	$86,602	$28,477

(1) Represented the operations of TOPS Protected Balanced ETF Class 2 Division until May 20, 2013.
(2) Represented the operations of TOPS Protected Growth ETF Class 2 Division until May 20, 2013.
(3) Commenced operations May 21, 2012.

See accompanying notes.

Templeton Global Bond Securities Class 2		TOPS Managed Risk Balanced ETF Class 2		TOPS Managed Risk Growth ETF Class 2

Division		Division (1) (3)		Division (2) (3)
2013	2012	2013	2012	2013	2012

$11,536	$325	$309	$-	$3,024	$91
2,361	(101)	130	-	8,644	1
(11,228)	2,248	1,803	2	30,141	7,325
2,669	2,472	2,242	2	41,809	7,417

-	-	-	-	-	-

2,669	2,472	2,242	2	41,809	7,417

407,742	50,908	85,243	442	193,217	256,615
(1,539)	-	-	-	(95)	-
-	-	-	-	-	-
(276)	-	-	-	-	-
(81,855)	(2,308)	(1,799)	-	(102)	-
(33,053)	(2,509)	(6,742)	(23)	(93,549)	(22,709)
(295)	(14)	(60)	-	(835)	(123)
-	-	-	-	-	-
290,724	46,077	76,642	419	98,636	233,783
293,393	48,549	78,884	421	140,445	241,200

48,549	-	421	-	241,200	-
$341,942	$48,549	$79,305	$421	$381,645	$241,200

	Principal National Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years ended December 31, 2013 and 2012, except as noted

	TOPS Managed Risk Moderate Growth ETF Class 2

	Division (1) (2)
	2013	2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$110	$1
Total realized gains (losses) on investments	116	-
Change in net unrealized appreciation or depreciation of investments	1,958	56
Net gains (losses) from investments	2,184	57

Payment from affiliate	-	-

Net increase (decrease) in net assets resulting from operations	2,184	57

Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	67,870	3,093
Contract terminations and surrenders	-	-
Death benefit payments	-	-
Policy loan transfers	-	-
Transfers to other contracts	(2,416)	-
Cost of insurance and administration charges	(6,994)	(1,039)
Mortality and expenses charges	(62)	(6)
Surrender charges	-	-
Increase (decrease) in net assets from policy related transactions	58,398	2,048
Total increase (decrease)	60,582	2,105

Net assets at beginning of period	2,105	-
Net assets at end of period	$62,687	$2,105

(1) Represented the operations of TOPS Protected Moderate Growth ETF Class 2 Division until May 20, 2013.
(2) Commenced operations May 21, 2012.

See accompanying notes.

Van Eck Global Hard Assets Service Class

Division
2013	2012

$123	$79
1,709	112
5,705	602
7,537	793

-	-

7,537	793

109,792	23,293
(453)	-
-	-
-	-
(11,422)	(1,179)
(6,616)	(1,574)
(59)	(9)
-	-
91,242	20,531
98,779	21,324

21,324	-
$120,103	$21,324

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

1. Nature of Operations and Significant Accounting Policies

Principal National Life Insurance Company Variable Life Separate Account (“the Separate Account”) is a segregated investment account of Principal National Life Insurance Company (“Principal National”) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of the Separate Account invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2013, contractholder investment options include the following diversified open-end management investment companies:
Principal Variable Contracts Funds, Inc. - Class 1: (1)
Bond & Mortgage Securities Account (2)
Diversified International Account (2)
Equity Income Account (2)
Government & High Quality Bond Account (2)
International Emerging Markets Account (2)
LargeCap Blend Account II (2)
LargeCap Growth Account (2)
LargeCap Growth Account I (2)
LargeCap S&P 500 Index Account (2)
LargeCap Value Account (2)
MidCap Class 1 Account (2) (8)
Money Market Account (2)
Principal LifeTime Strategic Income Account (2)
Principal LifeTime 2010 Account (2)
Principal LifeTime 2020 Account (2)
Principal LifeTime 2030 Account (2)
Principal LifeTime 2040 Account (2)
Principal LifeTime 2050 Account (2)
Principal LifeTime 2060 Account (5)
Real Estate Securities Account (2)
Short-Term Income Account (2)
SmallCap Blend Account (2)
SmallCap Growth Account II (2)
SmallCap Value Account I (2)
Strategic Asset Management Balanced Portfolio (2)
Strategic Asset Management Conservative Balanced Portfolio (2)
Strategic Asset Management Conservative Growth Portfolio (2)
Strategic Asset Management Flexible Income Portfolio (2)
Strategic Asset Management Strategic Growth Portfolio (2)
AllianceBernstein Variable Product Series Fund Inc.:
International Value Portfolio - Class A (2)
Small Cap Growth Portfolio - Class A (2)
Small/Mid Cap Value Portfolio - Class A (2)
American Century Investments®:
VP Income & Growth Fund - Class II (2)
VP Inflation Protection Fund - Class II (2)
VP Mid Cap Value Fund - Class II (2)
VP Value Fund - Class II (2)
VP VistaSM Fund - Class II (2)

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

Calvert VP Portfolio:
Income Portfolio (2)
Russell 2000 Small Cap Index Portfolio - Class F (2)
S&P MidCap 400 Index Portfolio - Class F (2)
    SRI Equity Portfolio (2)
Delaware VIP® Small Cap Value Series Service Class (2)
Delaware VIP® Smid Cap Growth Series Service Class (2)
DWS Small Mid Cap Value VIP - Class B (2) (6)
Fidelity® Variable Insurance Products Fund:
Contrafund® Portfolio - Service Class 2 (2)
Equity-Income Portfolio - Service Class 2 (2)
High Income Portfolio - Service Class 2 (2)
    Mid Cap Portfolio - Service Class 2 (2)
Franklin Templeton Variable Insurance Product Trust:
Mutual Global Discovery Securities Fund - Class 2 (2)
Franklin Rising Dividends Securities Fund - Class 2 (2)
Franklin Small Cap Value Securities Fund - Class 2 (2)
Invesco Variable Insurance Fund:
    Core Equity Fund - Series II Shares (2)
    Global Health Care Fund - Series I Shares (2)
    Mid Cap Core Equity Fund - Series II Shares (2)
Invesco American Franchise Series II (3) (7)
Janus Aspen Series:
    Janus Aspen Forty Portfolio - Service Shares (2)
MFS ® Variable Insurance Trust:
New Discovery Series - Service Class (2)
Utilities Series - Service Class (2)
Neuberger Berman Advisors Management Trust:
    Large Cap Value Portfolio - I Class Shares (2)
Oppenheimer Main Street Small Cap Fund®/VA - Service Shares (2) (9)
Putnam Variable Trust:
Voyager Fund - Class IB (2)
Templeton Global Bond Securities - Class 2 (2)
TOPS Managed Risk Series:
TOPS Managed Risk Balanced ETF Class 2 (4) (10)
TOPS Managed Risk Growth ETF Class 2 (4) (11)
    TOPS Managed Risk Moderate Growth ETF Class 2 (4) (12)
Van Eck VIP Trust:
    Global Hard Assets Fund - Service Class Shares (2)

(1)	Organized by Principal National Life Insurance Company.

(2)	Commencement of operations, December 31, 2011. No activity occurred during the 2011 reporting period.

(3)	Commencement of operations, April 27, 2012.

(4)	Commencement of operations, May 21, 2012.

(5)	Commencement of operations, May 20, 2013.

(6)	Represented the operations of DWS Dreman Small Mid Cap Value Class B Division until May 20, 2013.

(7)	Represented the operations of Invesco Van Kampen American Franchise Series II Division until May 20, 2013.

(8)	Represented the operations of MidCap Blend Class 1 Division until May 20, 2013.

(9)	Represented the operations of Oppenheimer Main Street Small & Mid Cap Service Shares Division until May 20, 2013.

(10)	Represented the operations of TOPS Protected Balanced ETF Class 2 Division until May 20, 2013.

(11)	Represented the operations of TOPS Protected Growth ETF Class 2 Division until May 20, 2013.

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

(12)	Represented the operations of TOPS Protected Moderate Growth ETF Class 2 Division until May 20, 2013.

Commencement of operations date is the date that the division became available to contractholders.

The assets of the Separate Account are owned by Principal National. The assets of the Separate Account support Variable Universal Life Income III variable life insurance contracts of Principal National and may not be used to satisfy the liabilities arising from any other business of Principal National.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements and accompanying notes of the Separate Account in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

Investments

Investments are stated at the closing net asset values (“NAV”) per share on December 31, 2013. Net realized capital gains and losses on sales of investments are determined on the basis of specific identification. Dividends are taken into income on an accrual basis as of the ex-dividend date. Investment transactions are accounted for on a trade date basis.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels:

•	Level 1 - Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.

•	Level 2 - Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3 - Fair values are based on significant unobservable inputs for the asset or liability.

All investments of the open-end management investment companies listed above represent investments in mutual funds for which a daily NAV is calculated and published. Therefore, all investments are reflected in Level 1 of the fair value hierarchy.

Foreign Tax Withholdings

Principal National may be entitled to claim a federal income tax credit to the extent foreign income taxes are withheld on investment income allocated to the Separate Account. Principal National will compensate each separate account division in an amount equal to the tax benefit claimed on its federal income tax return, or subsequently claimed for refund, attributable to foreign taxes on the division’s share of income associated with investments allocated to the Separate Account within a reasonable time of receiving a tax benefit. The amounts presented as payment from affiliate on the Statements of Operations and the Statements of Changes in Net Assets reflects compensation for subsequently claimed refunds.

2. Expenses and Related Party Transactions
Principal National is compensated for the following expenses and charges:
Variable Universal Life Income III contracts - Asset based charges assumed by Principal National are compensated for by a monthly charge equivalent to an annual rate of 0.15% of the asset value of each policy through the tenth policy

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

year. The current administrative charge is $25 per month during the first policy year. After the first policy year, the administration charge is $10 per month. A cost of insurance charge, which is based on Principal National's expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 4.25% of premiums paid up to target premium is deducted from each payment on behalf of each participant during the first policy year. In policy years two and later, the sales charge is 3.00% of premiums paid up to target premium. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal National prior to their transfer to the Separate Account.

During the year ended December 31, 2013, investment advisory and management fees were paid indirectly to Principal Management Corporation (“Manager”) (wholly owned by Principal Financial Services, Inc.), an affiliate of Principal National, computed at an annual percentage rate of each account’s average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Separate Accounts, some of which are affiliates of the Manager. The annual rate paid by Principal LifeTime Accounts is 0.03% of each of the Principal LifeTime Accounts’ average net assets. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is 0.25% of aggregate net assets up to the first $1 billion and 0.20% of aggregate net assets over $1 billion. The annual rates used in this calculation for each of the other accounts are as follows:

	Net Assets of Accounts (in millions)
	First $100	Next $100	Next $100	Next $100	Over $400
Bond & Mortgage Securities Account	0.50%	0.45%	0.40%	0.35%	0.30%
Equity Income Account	0.60	0.55	0.50	0.45	0.40
LargeCap Growth Account I	0.80	0.75	0.70	0.65	0.60
MidCap Account	0.65	0.60	0.55	0.50	0.45
Money Market Account	0.50	0.45	0.40	0.35	0.30
Real Estate Securities Account	0.90	0.85	0.80	0.75	0.70
SmallCap Blend Account	0.85	0.80	0.75	0.70	0.65
SmallCap Growth Account II	1.00	0.95	0.90	0.85	0.80
SmallCap Value Account I	1.10	1.05	1.00	0.95	0.90

	Net Assets of Accounts (in millions)
	First $250	Next $250	Next $250	Next $250	Over $1,000
Diversified International Account	0.85%	0.80%	0.75%	0.70%	0.65%
International Emerging Markets Account	1.25	1.20	1.15	1.10	1.05
LargeCap Blend Account II	0.75	0.70	0.65	0.60	0.55
LargeCap Value Account	0.60	0.55	0.50	0.45	0.40

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	Net Assets of Accounts						Net Assets of Accounts
	(in millions)						(in millions)
	First $500	Next $500	Next $1 billion	Next $1 billion	Over $3 billion		First $200	Next $300	Over $500
LargeCap Growth Account	0.68%	0.63%	0.61%	0.56%	0.51%	Short-Term Income Account	0.50%	0.45%	0.40%

	Net Assets of Accounts
	First $2 billion	Over $2 billion		All Net Assets
Government & High Quality Bond Account	0.50%	0.45%	LargeCap S&P 500 Index Account	0.25%

The Manager has contractually agreed to limit the Separate Account’s management and investment advisory fees for certain Separate Accounts through the period ended April 30, 2014. The expense limit will reduce the Separate Account’s management and investment advisory fees by the following amounts:

LargeCap Blend Account II	0.018%
LargeCap Growth Account I	0.016
SmallCap Growth Account II	0.100
SmallCap Value Account I	0.020

The Manager has contractually agreed to limit the expenses (excluding interest the Separate Accounts incur in connection with investments they make) for certain classes of shares of the Separate Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	From January 1, 2013 through December 31, 2013
	Class 1	Class 2	Expiration
Principal LifeTime 2060 Account	0.13%	N/A	April 30, 2014
SmallCap Value Account I	0.99%	1.24%	April 30, 2014

The Manager has contractually agreed to limit Short-Term Income Account’s expenses by 0.01% through the period ended April 30, 2014.

In addition, the Manager has voluntarily agreed to limit Money Market Account’s expenses to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

Reinsurance

There is a modified coinsurance agreement between Principal Life Insurance Company and Principal National for the Separate Accounts.

3. Federal Income Taxes

The operations of the Separate Account are a part of the operations of Principal National. Under current practice, no federal income taxes are allocated by Principal National to the operations of the Separate Account.

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

4. Purchases and Sales of Investments

The aggregate cost of purchases and proceeds from sales of investments were as follows for the period ended December 31, 2013:

Division	Purchases	Sales

AllianceBernstein International Value Class A Division:
Variable Universal Life Income III	$184,109	$12,102

AllianceBernstein Small Cap Growth Class A Division:
Variable Universal Life Income III	66,457	7,151

AllianceBernstein Small/Mid Cap Value Class A Division:
Variable Universal Life Income III	64,823	7,599

American Century VP Income & Growth Class II Division:
Variable Universal Life Income III	92,171	8,896

American Century VP Inflation Protection Class II Division:
Variable Universal Life Income III	107,432	48,027

American Century VP MidCap Value Class II Division:
Variable Universal Life Income III	182,621	6,994

American Century VP Value Class II Division:
Variable Universal Life Income III	129,864	10,243

American Century VP Vista Class II Division:
Variable Universal Life Income III	1,162	593

Bond & Mortgage Securities Class 1 Division:
Variable Universal Life Income III	130,661	51,008

Calvert Income Division:
Variable Universal Life Income III	85,965	32,946

Calvert Russell 2000 Small Cap Index Class F Division:
Variable Universal Life Income III	74,315	12,873

Calvert S&P MidCap 400 Index Class F Division:
Variable Universal Life Income III	45,367	4,247

Calvert SRI Equity Division:
Variable Universal Life Income III	19,464	2,571

Delaware Small Cap Value Service Class Division:
Variable Universal Life Income III	78,336	10,609

Delaware Smid Cap Growth Service Class Division:
Variable Universal Life Income III	91,717	22,988

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

Division	Purchases	Sales

Diversified International Class 1 Division:
Variable Universal Life Income III	$214,446	$23,985

DWS Small Mid Cap Value Class B Division:
Variable Universal Life Income III	20,723	5,666

Equity Income Class 1 Division:
Variable Universal Life Income III	252,422	33,229

Fidelity VIP Contrafund Service Class 2 Division:
Variable Universal Life Income III	484,534	66,914

Fidelity VIP Equity-Income Service Class 2 Division:
Variable Universal Life Income III	172,095	16,325

Fidelity VIP High Income Service Class 2 Division:
Variable Universal Life Income III	304,281	73,780

Fidelity VIP Mid Cap Service Class 2 Division:
Variable Universal Life Income III	311,766	42,005

Franklin Mutual Global Discovery Class 2 Division:
Variable Universal Life Income III	174,009	14,592

Franklin Rising Dividends Securities Class 2 Division:
Variable Universal Life Income III	222,656	30,491

Franklin Small Cap Value Securities Class 2 Division:
Variable Universal Life Income III	64,481	2,293

Government & High Quality Bond Class 1 Division:
Variable Universal Life Income III	562,962	355,787

International Emerging Markets Class 1 Division:
Variable Universal Life Income III	287,183	62,948

Invesco American Franchise Series II Division:
Variable Universal Life Income III	16,550	1,931

Invesco Core Equity Series II Division:
Variable Universal Life Income III	19,473	2,115

Invesco Global Health Care Series I Division:
Variable Universal Life Income III	209,051	33,151

Invesco Mid Cap Core Equity Series II Division:
Variable Universal Life Income III	126,017	3,186

Janus Aspen Forty Service Shares Division:
Variable Universal Life Income III	146,413	25,826

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

Division	Purchases	Sales

LargeCap Blend II Class 1 Division:
Variable Universal Life Income III	$21,368	$3,384

LargeCap Growth Class 1 Division:
Variable Universal Life Income III	146,259	11,801

LargeCap Growth I Class 1 Division:
Variable Universal Life Income III	221,287	27,840

LargeCap S&P 500 Index Class 1 Division:
Variable Universal Life Income III	1,798,089	69,582

LargeCap Value Class 1 Division:
Variable Universal Life Income III	105,230	24,383

MFS VIT New Discovery Service Class Division:
Variable Universal Life Income III	49,208	6,310

MFS VIT Utilities Service Class Division:
Variable Universal Life Income III	162,146	23,766

MidCap Class 1 Division:
Variable Universal Life Income III	816,353	120,763

Money Market Class 1 Division:
Variable Universal Life Income III	15,689,147	14,387,194

Neuberger Berman AMT Large Cap Value I Class Division:
Variable Universal Life Income III	51,510	4,691

Oppenheimer Main Street Small Cap Service Shares Division:
Variable Universal Life Income III	37,715	3,963

Principal LifeTime Strategic Income Class 1 Division:
Variable Universal Life Income III	1,914	902

Principal LifeTime 2010 Class 1 Division:
Variable Universal Life Income III	3,432	423

Principal LifeTime 2020 Class 1 Division:
Variable Universal Life Income III	244,530	8,027

Principal LifeTime 2030 Class 1 Division:
Variable Universal Life Income III	581,440	373,251

Principal LifeTime 2040 Class 1 Division:
Variable Universal Life Income III	308,906	37,535

Principal LifeTime 2050 Class 1 Division:
Variable Universal Life Income III	250,822	53,857

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

Division	Purchases	Sales

Principal LifeTime 2060 Class 1 Division:
Variable Universal Life Income III	$15,744	$1,603

Putnam VT Voyager Class IB Division:
Variable Universal Life Income III	47,133	6,982

Real Estate Securities Class 1 Division:
Variable Universal Life Income III	309,377	46,169

SAM Balanced Portfolio Class 1 Division:
Variable Universal Life Income III	1,563,517	270,534

SAM Conservative Balanced Portfolio Class 1 Division:
Variable Universal Life Income III	873,078	109,787

SAM Conservative Growth Portfolio Class 1 Division:
Variable Universal Life Income III	2,015,428	294,652

SAM Flexible Income Portfolio Class 1 Division:
Variable Universal Life Income III	1,249,591	111,643

SAM Strategic Growth Portfolio Class 1 Division:
Variable Universal Life Income III	1,859,321	511,676

Short-Term Income Class 1 Division:
Variable Universal Life Income III	417,641	123,427

SmallCap Blend Class 1 Division:
Variable Universal Life Income III	185,109	13,512

SmallCap Growth II Class 1 Division:
Variable Universal Life Income III	92,958	7,976

SmallCap Value I Class 1 Division:
Variable Universal Life Income III	59,945	19,621

Templeton Global Bond Securities Class 2 Division:
Variable Universal Life Income III	422,254	117,018

TOPS Managed Risk Balanced ETF Class 2 Division:
Variable Universal Life Income III	85,552	8,601

TOPS Managed Risk Growth ETF Class 2 Division:
Variable Universal Life Income III	196,240	94,581

TOPS Managed Risk Moderate Growth ETF Class 2 Division:
Variable Universal Life Income III	67,980	9,472

Van Eck Global Hard Assets Service Class Division:
Variable Universal Life Income III	110,392	18,550

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

5. Changes in Units Outstanding

Transactions in units were as follows for each of the periods ended December 31:

	2013		2012
Division	Purchased	Redeemed	Purchased	Redeemed

AllianceBernstein International Value Class A Division:
Variable Universal Life Income III	26,000	1,769	1,575	343

AllianceBernstein Small Cap Growth Class A Division:
Variable Universal Life Income III	3,950	459	1,152	201

AllianceBernstein Small/Mid Cap Value Class A Division:
Variable Universal Life Income III	3,963	483	834	203

American Century VP Income & Growth Class II Division:
Variable Universal Life Income III	4,930	500	785	122

American Century VP Inflation Protection Class II Division:
Variable Universal Life Income III	8,831	4,044	3,953	746

American Century VP MidCap Value Class II Division:
Variable Universal Life Income III	9,046	365	832	93

American Century VP Value Class II Division:
Variable Universal Life Income III	6,323	504	413	57

American Century VP Vista Class II Division:
Variable Universal Life Income III	79	40	48	21

Bond & Mortgage Securities Class 1 Division:
Variable Universal Life Income III	5,598	2,233	3,007	232

Calvert Income Division:
Variable Universal Life Income III	6,389	2,522	4,485	197

Calvert Russell 2000 Small Cap Index Class F Division:
Variable Universal Life Income III	4,423	825	1,021	167

Calvert S&P MidCap 400 Index Class F Division:
Variable Universal Life Income III	2,892	281	855	41

Calvert SRI Equity Division:
Variable Universal Life Income III	1,110	166	1,154	81

Delaware Small Cap Value Service Class Division:
Variable Universal Life Income III	4,588	633	1,579	365

Delaware Smid Cap Growth Service Class Division:
Variable Universal Life Income III	6,934	1,701	2,975	207

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	2013		2012
Division	Purchased	Redeemed	Purchased	Redeemed

Diversified International Class 1 Division:
Variable Universal Life Income III	8,993	1,027	2,222	251

DWS Small Mid Cap Value Class B Division:
Variable Universal Life Income III	1,384	368	115	16

Equity Income Class 1 Division:
Variable Universal Life Income III	18,600	2,381	5,698	574

Fidelity VIP Contrafund Service Class 2 Division:
Variable Universal Life Income III	20,817	2,821	5,137	1,381

Fidelity VIP Equity-Income Service Class 2 Division:
Variable Universal Life Income III	8,936	912	1,162	68

Fidelity VIP High Income Service Class 2 Division:
Variable Universal Life Income III	11,601	2,993	5,097	255

Fidelity VIP Mid Cap Service Class 2 Division:
Variable Universal Life Income III	9,146	1,402	1,848	212

Franklin Mutual Global Discovery Class 2 Division:
Variable Universal Life Income III	6,217	559	1,207	117

Franklin Rising Dividends Securities Class 2 Division:
Variable Universal Life Income III	10,982	1,510	2,970	193

Franklin Small Cap Value Securities Class 2 Division:
Variable Universal Life Income III	2,528	94	355	228

Government & High Quality Bond Class 1 Division:
Variable Universal Life Income III	44,196	28,345	13,219	2,805

International Emerging Markets Class 1 Division:
Variable Universal Life Income III	8,102	1,754	3,546	377

Invesco American Franchise Series II Division:
Variable Universal Life Income III	1,342	174	648	89

Invesco Core Equity Series II Division:
Variable Universal Life Income III	772	88	197	28

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	2013		2012
Division	Purchased	Redeemed	Purchased	Redeemed

Invesco Global Health Care Series I Division:
Variable Universal Life Income III	10,239	1,693	2,325	260

Invesco Mid Cap Core Equity Series II Division:
Variable Universal Life Income III	7,526	197	618	184

Janus Aspen Forty Service Shares Division:
Variable Universal Life Income III	11,847	2,102	2,719	326

LargeCap Blend II Class 1 Division:
Variable Universal Life Income III	1,143	181	347	24

LargeCap Growth Class 1 Division:
Variable Universal Life Income III	7,542	608	1,719	152

LargeCap Growth I Class 1 Division:
Variable Universal Life Income III	7,301	962	1,532	257

LargeCap S&P 500 Index Class 1 Division:
Variable Universal Life Income III	122,957	4,543	8,832	652

LargeCap Value Class 1 Division:
Variable Universal Life Income III	4,210	1,005	2,789	182

MFS VIT New Discovery Service Class Division:
Variable Universal Life Income III	2,035	268	433	54

MFS VIT Utilities Service Class Division:
Variable Universal Life Income III	12,116	1,821	3,564	303

MidCap Class 1 Division:
Variable Universal Life Income III	15,303	2,317	4,838	525

Money Market Class 1 Division:
Variable Universal Life Income III	1,032,199	946,543	432,683	367,542

Neuberger Berman AMT Large Cap Value I Class Division:
Variable Universal Life Income III	3,771	355	94	18

Oppenheimer Main Street Small Cap Service Shares Division:
Variable Universal Life Income III	2,166	237	798	199

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	2013		2012
Division	Purchased	Redeemed	Purchased	Redeemed

Principal LifeTime Strategic Income Class 1 Division:
Variable Universal Life Income III	126	60	25	25

Principal LifeTime 2010 Class 1 Division:
Variable Universal Life Income III	215	26	2	1

Principal LifeTime 2020 Class 1 Division:
Variable Universal Life Income III	14,296	470	615	24

Principal LifeTime 2030 Class 1 Division:
Variable Universal Life Income III	35,452	22,969	13,166	500

Principal LifeTime 2040 Class 1 Division:
Variable Universal Life Income III	17,561	2,183	4,075	563

Principal LifeTime 2050 Class 1 Division:
Variable Universal Life Income III	14,287	3,103	4,247	945

Principal LifeTime 2060 Class 1 Division:
Variable Universal Life Income III	1,546	151	-	-

Putnam VT Voyager Class IB Division:
Variable Universal Life Income III	2,560	386	431	131

Real Estate Securities Class 1 Division:
Variable Universal Life Income III	6,221	932	1,513	166

SAM Balanced Portfolio Class 1 Division:
Variable Universal Life Income III	113,746	19,921	39,860	3,841

SAM Conservative Balanced Portfolio Class 1 Division:
Variable Universal Life Income III	62,182	7,958	14,400	1,464

SAM Conservative Growth Portfolio Class 1 Division:
Variable Universal Life Income III	153,263	22,622	85,332	4,349

SAM Flexible Income Portfolio Class 1 Division:
Variable Universal Life Income III	86,909	7,902	8,555	489

SAM Strategic Growth Portfolio Class 1 Division:
Variable Universal Life Income III	144,889	40,863	152,510	7,008

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	2013		2012
Division	Purchased	Redeemed	Purchased	Redeemed

Short-Term Income Class 1 Division:
Variable Universal Life Income III	33,421	9,967	16,049	1,481

SmallCap Blend Class 1 Division:
Variable Universal Life Income III	8,309	637	1,156	125

SmallCap Growth II Class 1 Division:
Variable Universal Life Income III	5,071	456	870	294

SmallCap Value I Class 1 Division:
Variable Universal Life Income III	1,609	518	1,016	88

Templeton Global Bond Securities Class 2 Division:
Variable Universal Life Income III	26,100	7,453	3,473	328

TOPS Managed Risk Balanced ETF Class 2 Division:
Variable Universal Life Income III	7,564	762	41	2

TOPS Managed Risk Growth ETF Class 2 Division:
Variable Universal Life Income III	16,191	8,090	24,392	2,172

TOPS Managed Risk Moderate Growth ETF Class 2 Division:
Variable Universal Life Income III	5,766	813	293	99

Van Eck Global Hard Assets Service Class Division:
Variable Universal Life Income III	12,347	2,062	2,838	334

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013
6. Financial Highlights

Principal National sells a number of variable life insurance products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures results in a variety of unit values, expense ratios, and total returns.

The Separate Account has presented the following disclosures for 2013 in accordance with the AICPA Audit and Accounting Guide for Investment Companies. The following table was developed by determining which products issued by Principal National have the lowest and highest total return. Only product designs within each division that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by Principal National as contract owners may not have selected all available and applicable contact options as discussed in Note 2.

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division

AllianceBernstein International Value Class A Division:
2013	25	$7.57	$193	9.58%	-%	22.89%
2012	1	$6.16	$8	3.35%	-%	14.71%

AllianceBernstein Small Cap Growth Class A Division:
2013	4	$18.62	$83	-%	-%	45.70%
2012	1	$12.78	$12	-%	-%	15.03%

AllianceBernstein Small/Mid Cap Value Class A Division:
2013	4	$17.49	$72	0.60%	-%	38.04%
2012	1	$12.67	$8	0.60%	-%	18.74%

American Century VP Income & Growth Class II Division:
2013	5	$20.11	$102	2.12%	-%	35.51%
2012	1	$14.84	$10	3.19%	-%	14.42%

American Century VP Inflation Protection Class II Division:
2013	8	$11.27	$90	1.49%	-%	-8.45%
2012	3	$12.31	$39	3.18%	-%	7.32%

American Century VP MidCap Value Class II Division:
2013	9	$20.97	$198	1.41%	-%	29.93%
2012	1	$16.14	$12	2.14%	-%	16.20%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division
American Century VP Value Class II Division:
2013	6	$22.06	$136	1.51%	-%	31.47%
2012	-	$16.78	$6	2.24%	-%	14.54%

American Century VP Vista Class II Division:
2013	-	$16.44	$1	-%	-%	30.06%
2012	-	$12.64	0	-%	-%	15.43%

Bond & Mortgage Securities Class 1 Division:
2013	6	$22.90	$141	3.05%	-%	(0.87)%
2012	3	$23.10	$64	3.53%	-%	7.54%

Calvert Income Division:
2013	8	$12.96	$106	3.34%	-%	(1.22)%
2012	4	$13.12	$56	8.58%	-%	8.61%

Calvert Russell 2000 Small Cap Index Class F Division:
2013	4	$18.06	$80	0.86%	-%	37.65%
2012	1	$13.12	$11	1.97%	-%	15.19%

Calvert S&P MidCap 400 Index Class F Division:
2013	3	$16.49	$56	0.87%	-%	32.45%
2012	1	$12.45	$10	1.32%	-%	17.01%

Calvert SRI Equity Division:
2013	2	$17.75	$36	0.11%	-%	31.00%
2012	1	$13.55	$15	0.20%	-%	16.01%

Delaware Small Cap Value Service Class Division:
2013	5	$18.55	$96	0.30%	-%	33.17%
2012	1	$13.93	$17	0.09%	-%	13.62%

Delaware Smid Cap Growth Service Class Division:
2013	8	$14.47	$116	-%	-%	40.90%
2012	3	$10.27	$28	-%	-%	10.79%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division
Diversified International Class 1 Division:
2013	10	$25.52	$254	2.38%	-%	18.42%
2012	2	$21.55	$42	3.08%	-%	18.47%

DWS Small Mid Cap Value Class B Division:
2013 (7)	1	$16.95	$19	0.39%	-%	34.63%
2012	-	$12.59	$1	0.41%	-%	13.42%

Equity Income Class 1 Division:
2013	21	$14.68	$313	3.58%	-%	27.32%
2012	5	$11.53	$59	4.50%	-%	13.04%

Fidelity VIP Contrafund Service Class 2 Division:
2013	22	$26.06	$567	1.35%	-%	30.95%
2012	4	$19.90	$75	2.28%	-%	16.17%

Fidelity VIP Equity-Income Service Class 2 Division:
2013	9	$19.24	$175	4.56%	-%	27.84%
2012	1	$15.05	$16	6.56%	-%	17.03%

Fidelity VIP High Income Service Class 2 Division:
2013	13	$25.37	$341	8.66%	-%	5.71%
2012	5	$24.00	$116	13.69%	-%	13.96%

Fidelity VIP Mid Cap Service Class 2 Division:
2013	9	$33.91	$318	0.55%	-%	35.86%
2012	2	$24.96	$41	1.08%	-%	14.55%

Franklin Mutual Global Discovery Class 2 Division:
2013	7	$28.39	$192	2.36%	-%	27.60%
2012	1	$22.25	$24	4.00%	-%	13.35%

Franklin Rising Dividends Securities Class 2 Division:
2013	12	$22.22	$272	1.18%	-%	29.71%
2012	3	$17.13	$48	0.73%	-%	11.96%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division
Franklin Small Cap Value Securities Class 2 Division:
2013	3	$28.05	$72	0.19%	-%	36.23%
2012	-	$20.59	$3	0.70%	-%	18.40%

Government & High Quality Bond Class 1 Division:
2013	26	$12.45	$327	3.20%	-%	(0.95)%
2012	10	$12.57	$131	5.50%	-%	3.88%

International Emerging Markets Class 1 Division:
2013	10	$35.78	$341	1.99%	-%	(4.94)%
2012	3	$37.64	$119	1.77%	-%	20.80%

Invesco American Franchise Series II Division:
2013 (8)	2	$13.62	$24	0.26%	-%	39.84%
2012 (4)	1	$9.74	$5	-%	-%	(2.70)%
					-%	-%
Invesco Core Equity Series II Division:
2013	1	$26.44	$23	1.23%	-%	28.91%
2012	-	$20.51	$3	1.84%	-%	13.63%

Invesco Global Health Care Series I Division:
2013	11	$22.32	$237	0.70%	-%	40.55%
2012	2	$15.88	$33	-%	-%	20.85%

Invesco Mid Cap Core Equity Series II Division:
2013	8	$17.22	$134	0.30%	-%	28.41%
2012	-	$13.41	$6	-%	-%	10.64%

Janus Aspen Forty Service Shares Division:
2013	12	$13.72	$166	0.55%	-%	30.92%
2012	2	$10.48	$25	0.81%	-%	23.88%

LargeCap Blend II Class 1 Division:
2013	1	$20.46	$26	1.48%	-%	31.41%
2012	-	$15.57	$5	2.47%	-%	15.16%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division
LargeCap Growth Class 1 Division:
2013	9	$21.89	$186	0.72%	-%	33.97%
2012	2	$16.34	$26	0.45%	-%	16.80%

LargeCap Growth I Class 1 Division:
2013	8	$32.68	$249	0.33%	-%	36.11%
2012	1	$24.01	$31	0.08%	-%	16.38%

LargeCap S&P 500 Index Class 1 Division:
2013	127	$17.30	$2,190	1.18%	-%	32.06%
2012	8	$13.10	$107	0.54%	-%	15.52%

LargeCap Value Class 1 Division:
2013	6	$26.90	$156	2.51%	-%	30.84%
2012	3	$20.56	$54	2.42%	-%	18.57%

MFS VIT New Discovery Service Class Division:
2013	2	$26.69	$57	-%	-%	41.22%
2012	-	$18.90	$7	-%	-%	20.84%

MFS VIT Utilities Service Class Division:
2013	14	$13.86	$188	2.17%	-%	20.21%
2012	3	$11.53	$38	8.96%	-%	13.26%

MidCap Class 1 Division:
2013 (9)	17	$57.58	$996	1.69%	-%	33.94%
2012	4	$42.99	$185	1.17%	-%	19.42%

Money Market Class 1 Division:
2013	151	$15.20	$2,292	-%	-%	-%
2012	65	$15.20	$990	-%	-%	-%

Neuberger Berman AMT Large Cap Value I Class Division:
2013	3	$14.55	$51	2.19%	-%	31.20%
2012	-	$11.09	$1	0.54%	-%	16.61%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division
Oppenheimer Main Street Small Cap Service Shares Division:
2013 (10)	3	$19.03	$48	0.55%	-%	40.65%
2012	1	$13.53	$8	0.21%	-%	17.65%

Principal LifeTime Strategic Income Class 1 Division:
2013	-	$15.29	$1	2.81%	-%	5.16%
2012	-	$14.54	0	-%	-%	9.65%

Principal LifeTime 2010 Class 1 Division:
2013	-	$16.65	$3	0.10%	-%	10.78%
2012	-	$15.03	0	-%	-%	11.83%

Principal LifeTime 2020 Class 1 Division:
2013	14	$18.14	$261	3.20%	-%	15.98%
2012	1	$15.64	$9	-%	-%	14.75%

Principal LifeTime 2030 Class 1 Division:
2013	25	$18.17	$457	1.69%	-%	18.99%
2012	13	$15.27	$193	0.53%	-%	15.59%

Principal LifeTime 2040 Class 1 Division:
2013	19	$18.88	$357	1.41%	-%	22.44%
2012	4	$15.42	$54	1.52%	-%	16.73%

Principal LifeTime 2050 Class 1 Division:
2013	14	$18.97	$275	1.55%	-%	23.74%
2012	3	$15.33	$51	1.82%	-%	17.11%

Principal LifeTime 2060 Class 1 Division:
2013 (6)	1	$11.11	$16	-%	-%	10.99%

Putnam VT Voyager Class IB Division:
2013	2	$21.14	$52	0.33%	-%	43.71%
2012	-	$14.71	$4	-%	-%	14.21%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division
Real Estate Securities Class 1 Division:
2013	7	$48.25	$320	1.24%	-%	4.10%
2012	1	$46.35	$62	1.44%	-%	17.16%

SAM Balanced Portfolio Class 1 Division:
2013	130	$14.47	$1,879	2.49%	-%	17.64%
2012	36	$12.30	$443	0.53%	-%	12.74%

SAM Conservative Balanced Portfolio Class 1 Division:
2013	67	$14.40	$967	2.73%	-%	11.54%
2012	13	$12.91	$167	0.87%	-%	11.20%

SAM Conservative Growth Portfolio Class 1 Division:
2013	212	$14.10	$2,983	1.93%	-%	23.14%
2012	81	$11.45	$927	0.40%	-%	14.16%

SAM Flexible Income Portfolio Class 1 Division:
2013	87	$14.52	$1,265	3.61%	-%	7.72%
2012	8	$13.48	$109	0.95%	-%	10.67%

SAM Strategic Growth Portfolio Class 1 Division:
2013	250	$13.94	$3,477	1.41%	-%	27.42%
2012	146	$10.94	$1,591	0.26%	-%	15.52%

Short-Term Income Class 1 Division:
2013	38	$12.33	$469	1.98%	-%	1.15%
2012	15	$12.19	$178	2.50%	-%	5.00%

SmallCap Blend Class 1 Division:
2013	9	$24.36	$212	0.27%	-%	47.82%
2012	1	$16.48	$17	-%	-%	14.68%

SmallCap Growth II Class 1 Division:
2013	5	$20.31	$105	-%	-%	47.39%
2012	1	$13.78	$8	-%	-%	16.29%

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division
SmallCap Value I Class 1 Division:
2013	2	$42.90	$87	1.20%	-%	39.78%
2012	1	$30.69	$28	1.61%	-%	21.69%

Templeton Global Bond Securities Class 2 Division:
2013	22	$15.69	$342	4.81%	-%	1.62%
2012	3	$15.44	$49	1.94%	-%	15.05%

TOPS Managed Risk Balanced ETF Class 2 Division:
2013 (11)	7	$11.59	$79	0.92%	-%	7.91%
2012 (5)	-	$10.74	0	-%	-%	6.65%

TOPS Managed Risk Growth ETF Class 2 Division:
2013 (12)	30	$12.59	$382	1.12%	-%	16.04%
2012 (5)	22	$10.85	$241	0.12%	-%	7.64%

TOPS Managed Risk Moderate Growth ETF Class 2 Division:
2013 (13)	5	$12.18	$63	0.58%	-%	12.36%
2012 (5)	-	$10.84	$2	0.18%	-%	7.43%

Van Eck Global Hard Assets Service Class Division:
2013	13	$9.39	$120	-%	-%	10.34%
2012	3	$8.51	$21	1.01%	-%	3.03%

(1)
These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest. These ratios are annualized for periods less than one year.

(2)
These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

Principal National Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2013

(3)
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. For purposes of the total return calculation the beginning unit value is typically equal to an investment option with a similar expense structure and if no such similar investment option exists then a beginning unit value of ten would typically be used. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Total returns have not been annualized for periods less than one year. These percentages represent the range of total returns available as of the report date and correspond with the expense ratio lowest to highest.

(4)	Commencement of operations, April 27, 2012. Investment income ratios have been annualized for the period ended December 31, 2012.
(5)	Commencement of operations, May 21, 2012. Investment income ratios have been annualized for the period ended December 31, 2012.
(6)	Commencement of operations, May 20, 2013. Investment income ratios have been annualized for the period ended December 31, 2013.
(7)	Represented the operations of DWS Dreman Small Mid Cap Value Class B Division until May 20, 2013.
(8)	Represented the operations of Invesco Van Kampen American Franchise Series II Division until May 20, 2013.
(9)	Represented the operations of MidCap Blend Class 1 Division until May 20, 2013.
(10)	Represented the operations of Oppenheimer Main Street Small & Mid Cap Service Shares Division until May 20, 2013.
(11)	Represented the operations of TOPS Protected Balanced ETF Class 2 Division until May 20, 2013.
(12)	Represented the operations of TOPS Protected Growth ETF Class 2 Division until May 20, 2013.
(13)	Represented the operations of TOPS Protected Moderate Growth ETF Class 2 Division until May 20, 2013.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder
Principal National Life Insurance Company

We have audited the accompanying statements of financial position of Principal National Life Insurance Company (“the Company”) as of December 31, 2013 and 2012, and the related statements of operations, comprehensive income, stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2013. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Principal National Life Insurance Company at December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013, in conformity with U.S generally accepted accounting principles.

Des Moines, Iowa
April 2, 2014

Principal National Life Insurance Company
Statements of Financial Position

	December 31,
	2013	2012
	(in thousands)
Assets
Fixed maturities, available-for-sale	$73,893.8	$61,032.2
Policy loans	4,778.0	4,238.9
Total investments	78,671.8	65,271.1
Cash and cash equivalents	1,368.8	12,768.0
Accrued investment income	827.0	313.0
Premiums due and other receivables	1,480,516.1	1,098,949.5
Goodwill	95.0	95.0
Other intangibles	1,755.0	1,755.0
Separate account assets	25,890.4	6,656.7
Deferred income taxes	18,713.8	11,953.7
Other assets	455.4	422.6
Total assets	$1,608,293.3	$1,198,184.6
Liabilities
Contractholder funds	$1,189,547.7	$933,761.2
Future policy benefits and claims	267,472.2	154,319.7
Other policyholder funds	21,736.1	8,507.5
Income taxes currently payable	1,664.3	388.8
Separate account liabilities	25,890.4	6,656.7
Other liabilities	3,579.5	11,663.5
Total liabilities	1,509,890.2	1,115,297.4
Stockholder's equity
Common stock, par value $1 per share - 5.0 million shares
authorized, 2.5 million shares issued and outstanding (wholly
owned indirectly by Principal Financial Group, Inc.)	2,500.0	2,500.0
Preferred stock, par value $1 per share - 1.0 million shares
authorized, none issued and outstanding	-	-
Additional paid-in capital	97,287.1	79,460.8
Retained deficit	(833.5)	(619.6)
Accumulated other comprehensive income (loss)	(550.5)	1,546.0
Total stockholder's equity	98,403.1	82,887.2
Total liabilities and stockholder's equity	$1,608,293.3	$1,198,184.6

See accompanying notes.

Principal National Life Insurance Company
Statements of Operations

	For the year ended December 31,
	2013	2012	2011
	(in thousands)
Revenues
Premiums and other considerations	$7.0	$6.6	$6.5
Fees and other revenues	483.0	474.8	337.7
Net investment income	1,554.0	1,016.2	666.3
Net realized capital gains	968.4	-	-
Total revenues	3,012.4	1,497.6	1,010.5
Expenses
Benefits, claims and settlement expenses	34.6	0.3	0.5
Operating expenses	2,825.9	2,001.5	1,323.3
Total expenses	2,860.5	2,001.8	1,323.8
Income (loss) from operations before income taxes	151.9	(504.2)	(313.3)
Income taxes (benefit)	183.0	(132.2)	(12.7)
Net loss	$(31.1)	$(372.0)	$(300.6)

See accompanying notes.

Principal National Life Insurance Company
Statements of Comprehensive Income

	For the year ended December 31,
	2013	2012	2011
	(in thousands)
Net loss	$(31.1)	$(372.0)	$(300.6)
Other comprehensive income (loss):
Net unrealized gains (losses) on available-for-sale securities	(2,096.5)	265.8	1,143.4
Comprehensive income (loss)	$(2,127.6)	$(106.2)	$842.8

See accompanying notes.

Principal National Life Insurance Company
Statements of Stockholder's Equity

				Accumulated
		Additional	Retained	other	Total
	Common	paid-in	earnings	comprehensive	stockholder's
	stock	capital	(deficit)	income (loss)	equity
	(in thousands)
Balances at January 1, 2011	$2,500.0	$21,320.3	$260.8	$136.8	$24,217.9
Contributions from parent	-	40,000.0	-	-	40,000.0
Stock-based compensation	-	978.2	(81.3)	-	896.9
Net loss	-	-	(300.6)	-	(300.6)
Other comprehensive income	-	-	-	1,143.4	1,143.4
Balances at December 31, 2011	2,500.0	62,298.5	(121.1)	1,280.2	65,957.6
Contributions from parent	-	15,000.0	-	-	15,000.0
Stock-based compensation	-	2,162.3	(126.5)	-	2,035.8
Net loss	-	-	(372.0)	-	(372.0)
Other comprehensive income	-	-	-	265.8	265.8
Balances at December 31, 2012	2,500.0	79,460.8	(619.6)	1,546.0	82,887.2
Contributions from parent	-	15,000.0	-	-	15,000.0
Stock-based compensation	-	2,826.3	(182.8)	-	2,643.5
Net loss	-	-	(31.1)	-	(31.1)
Other comprehensive loss	-	-	-	(2,096.5)	(2,096.5)
Balances at December 31, 2013	$2,500.0	$97,287.1	$(833.5)	$(550.5)	$98,403.1

See accompanying notes.

Principal National Life Insurance Company
Statements of Cash Flows

	For the year ended December 31,
	2013	2012	2011
	(in thousands)
Operating activities
Net loss	$(31.1)	$(372.0)	$(300.6)
Adjustments to reconcile net loss to net cash
used in operating activities:
Accrued investment income	(514.0)	(43.4)	(89.6)
Premiums due and other receivables	(381,567.3)	(502,721.7)	(417,248.1)
Future policy benefits and claims	27,160.8	5,236.3	(14,555.7)
Current and deferred income tax benefits	(4,355.8)	(5,882.4)	(6,632.1)
Net realized capital gains	(968.4)	-	-
Other liabilities	(8,084.0)	2,116.5	(12,888.3)
Other	2,617.9	2,046.1	779.9
Net adjustments	(365,710.8)	(499,248.6)	(450,633.9)
Net cash used in operating activities	(365,741.9)	(499,620.6)	(450,934.5)
Investing activities
Available-for-sale securities:
Purchases	(64,662.9)	(9,952.7)	(33,890.5)
Sales	44,512.3	-	-
Maturities	5,025.0	-	3,445.0
Other	0.7	(1.8)	(3.1)
Net change in other investments	(539.1)	(1,864.6)	(1,050.6)
Net cash used in investing activities	(15,664.0)	(11,819.1)	(31,499.2)
Financing activities
Investment contract deposits	361,142.2	499,189.3	433,449.4
Investment contract withdrawals	(6,135.5)	(2,819.2)	(2,308.2)
Capital contribution from parent	15,000.0	15,000.0	40,000.0
Net cash provided by financing activities	370,006.7	511,370.1	471,141.2
Net decrease in cash and cash equivalents	(11,399.2)	(69.6)	(11,292.5)
Cash and cash equivalents at beginning of year	12,768.0	12,837.6	24,130.1
Cash and cash equivalents at end of year	$1,368.8	$12,768.0	$12,837.6

Supplemental Information:
Cash paid for income taxes	$4,327.5	$5,396.0	$6,715.5

See accompanying notes.

Principal National Life Insurance Company
Notes to Financial Statements
December 31, 2013
(in thousands)

1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal National Life Insurance Company is a direct wholly owned subsidiary of Principal Financial Services, Inc. (“PFS”), which in turn is a direct wholly owned subsidiary of Principal Financial Group, Inc. (“PFG”), our ultimate parent. We are a life insurance company licensed in 49 states currently selling ordinary life insurance products.

Basis of Presentation

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). We have evaluated subsequent events through April X, 2014, which was the date our financial statements were issued.

Recent Accounting Pronouncements

In July 2013, the Financial Accounting Standards Board (“FASB”) issued authoritative guidance that requires the liability related to certain unrecognized benefits to be offset against a deferred tax asset from operating loss carryforwards. This guidance will be effective for us beginning January 1, 2014, and is not expected to have a material impact on our financial statements.

In February 2013, the FASB issued authoritative guidance that requires entities to disclose additional information about items reclassified out of accumulated other comprehensive income (“AOCI”). Entities are required to disclose information regarding changes in AOCI balances by component and significant items reclassified out of AOCI by component either on the face of the income statement or as a separate footnote to the financial statements. This guidance was effective for us beginning January 1, 2013, and did not have a material impact on our financial statements. This guidance did not impact the requirements for reporting of comprehensive income under FASB guidance issued in June 2011, which changed the presentation of comprehensive income in the financial statements. The guidance eliminated the presentation options contained in previous guidance and instead required entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements that show the components of net income and other comprehensive income (“OCI”), including adjustments for items that are reclassified from OCI to net income. The guidance did not change the items that must be reported in OCI or when an item of OCI must be reclassified to net income. This guidance was effective for us on January 1, 2012, and did not have a material impact on our financial statements. See “Notes to Financial Statements, Note 7, Stockholders’ Equity”, for further details.

In January 2013 and December 2011, the FASB issued authoritative guidance related to balance sheet offsetting. The 2011 guidance requires disclosures about assets and liabilities that are offset or have the potential to be offset. These disclosures are intended to address differences in the asset and liability offsetting requirements under U.S. GAAP and International Financial Reporting Standards. The 2013 guidance clarified that the disclosure requirements would apply to derivative instruments, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements and securities borrowing and securities lending arrangements that are either offset on the balance sheet or subject to an enforceable master netting arrangement or similar agreement. Both pieces of guidance were effective for us beginning January 1, 2013, with retrospective application required and did not have a material impact on our financial statements. See “Notes to Financial Statements, Note 4, Investments”, for further details.

In July 2012, the Financial Accounting Standards Board (“FASB”) issued authoritative guidance that amends how indefinite-lived intangible assets are tested for impairment. The amendments provide an option to perform a qualitative assessment to determine whether it is necessary to perform the annual fair value calculation impairment test. This new guidance was effective for our 2013 indefinite-lived intangible asset impairment testing and did not have a material impact on our financial statements.

Principal National Life Insurance Company
Notes to Financial Statements
December 31, 2013
(in thousands)

In September 2011, the FASB issued authoritative guidance that amends how goodwill is tested for impairment. The amendments provide an option to perform a qualitative assessment to determine whether it is necessary to perform the annual two-step quantitative goodwill impairment test. This guidance was effective for our 2012 goodwill impairment test and did not have a material impact on our financial statements.

In June 2011, the FASB issued authoritative guidance that changes the presentation of comprehensive income in the financial statements. The new guidance eliminates the presentation options contained in current guidance and instead requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements that show the components of net income and OCI, including adjustments for items that are reclassified from OCI to net income. The guidance does not change the items that must be reported in OCI or when an item of OCI must be reclassified to net income. In December 2011, the FASB issued a final standard to defer the new requirement to present classification adjustments out of OCI to net income on the face of the financial statements. All other requirements contained in the original statement on comprehensive income are still effective. This guidance was effective for us on January 1, 2012, and did not have a material impact on our financial statements. The required disclosures are included in our financial statements. See “Notes to Financial Statements, Note 7, Stockholder’s Equity”, for further details.

In May 2011, the FASB issued authoritative guidance that clarifies and changes fair value measurement and disclosure requirements. This guidance expands existing disclosure requirements for fair value measurements and makes other amendments but does not require additional fair value measurements. This guidance was effective for us on January 1, 2012, and did not have a material impact on our financial statements. See “Notes to Financial Statements, Note 8, Fair Value Measurements”, for further details.

In April 2010, the FASB issued authoritative guidance addressing how investments held through the separate accounts of an insurance entity affect the entity’s analysis. This guidance clarifies that an insurance entity should not consider any separate account interests held for the benefit of policyholders in an investment to be the insurer’s interests and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation. This guidance was effective for us on January 1, 2011, and did not have a material impact on our financial statements.

In January 2010, the FASB issued authoritative guidance that requires new disclosures related to fair value measurements and clarifies existing disclosure requirements about the level of disaggregation, inputs and valuation techniques. Specifically, reporting entities now must disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers. In addition, in the reconciliation for Level 3 fair value measurements, a reporting entity should present separately information about purchases, sales, issuances and settlements. The guidance clarifies that a reporting entity needs to use judgment in determining the appropriate classes of assets and liabilities for disclosure of fair value measurement, considering the level of disaggregated information required by other applicable U.S. GAAP guidance and should also provide disclosures about the valuation techniques and inputs used to measure fair value for each class of assets and liabilities. This guidance was effective for us on January 1, 2010, except for the disclosures about purchases, sales, issuances and settlements in the reconciliation for Level 3 fair value measurements, which became effective for us on January 1, 2011. This guidance did not have a material impact on our financial statements. See “Notes to Financial Statements, Note 8, Fair Value Measurements”, for further details.

Use of Estimates in the Preparation of Financial Statements

The preparation of our financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes. The most critical estimates include those used in determining:

•	the fair value of investments in the absence of quoted market values;

•	investment impairments and valuation allowances;

Principal National Life Insurance Company
Notes to Financial Statements
December 31, 2013
(in thousands)

•	the measurement of goodwill, indefinite lived intangible assets, finite lived intangible assets and related impairments or amortization, if any;

•	the liability for future policy benefits and claims and

•	accounting for income taxes and the valuation of deferred tax assets.

A description of such critical estimates is incorporated within the discussion of the related accounting policies that follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance industries; others are specific to our businesses and operations. Actual results could differ from these estimates.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.

Investments

We classify our fixed maturities as available‑for‑sale and, accordingly, carry them at fair value. See “Notes to Financial Statements, Note 8, Fair Value Measurements”, for policies related to the determination of fair value. We determine the appropriate classification of fixed maturity securities at the time of purchase. Unrealized gains and losses related to available-for-sale securities are reflected in stockholder’s equity, net of adjustments for income taxes.

The cost of fixed maturity securities is adjusted for amortization of premiums and accrual of discounts, both computed using the interest method. The cost of fixed maturity securities is adjusted for declines in value that are other than temporary. In addition to realized capital gains and losses on investment sales, impairments in value deemed to be other than temporary are reported in net income as a component of net realized capital gains (losses).

Policy loans are primarily reported at cost.

Premiums Due and Other Receivables

Premiums due and other receivables consist primarily of the estimated reinsurance receivable for the ceding of business to Principal Life Insurance Company (“Principal Life”).

Contractholder and Policyholder Liabilities

Contractholder and policyholder liabilities (contractholder funds, future policy benefits and claims and other policyholder funds) include reserves for universal life, variable universal life and term life insurance.

We hold additional reserves on certain long duration contracts where benefit features result in gains in early years followed by losses in later years and universal life and variable universal life contracts that contain no lapse guarantee features.

Reserves for universal life and variable universal life contracts are equal to cumulative deposits less charges plus credited interest, which represents the account balance that accrues to the benefit of the policyholder.

Reserves for nonparticipating term life insurance contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally varies by plan, year of issue and policy duration. Investment yield is based on our experience. Mortality, morbidity and withdrawal rate assumptions are based on our experience and are periodically reviewed against both industry standards and experience.

Principal National Life Insurance Company
Notes to Financial Statements
December 31, 2013
(in thousands)

Some of our policies and contracts require payment of fees or other policyholder assessments in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue liabilities upon receipt and included in other policyholder funds in the statements of financial position. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profit margins.

Reinsurance

We enter into reinsurance agreements with Principal Life in the normal course of business. We assume reinsurance from and cede reinsurance to Principal Life. Assets and liabilities related to reinsurance ceded are reported on a gross basis. Premiums and expenses are reported net of reinsurance ceded. We had ceded reinsurance expenses of $431,250.5, $377,019.1, and $244,816.2, for the years ended December 31, 2013, 2012 and 2011, respectively. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. We are contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed. At December 31, 2013 and 2012, our exposures to Principal Life in our individual life insurance business was $78,091.8 million and $48,582.3 million of life insurance in force, representing 99.9% and 99.9% of total net individual life insurance in force, respectively.

The effects of reinsurance on premiums and other considerations and policy and contract benefits were as follows:

	For the year ended December 31,
	2013	2012	2011

Premiums and other considerations
Direct	$99,549.1	$56,634.3	$27,114.4
Assumed	7.0	6.6	6.5
Ceded	(99,549.1)	(56,634.3)	(27,114.4)
Net premiums and other considerations	$7.0	$6.6	$6.5
Benefits, claims and settlement expenses:
Direct	$174,215.8	$122,906.5	$57,924.5
Assumed	0.4	0.3	0.5
Ceded	(174,181.6)	(122,906.5)	(57,924.5)
Net benefits, claims and settlement expenses	$34.6	$0.3	$0.5

Recognition of Premiums and Other Considerations, Fees and Other Revenues and Benefits

Traditional individual life insurance products include those products with fixed and guaranteed premiums and benefits and consist of term life insurance policies. Premiums from these products are recognized as premium revenue when due. Related policy benefits and expenses for individual life products are associated with earned premiums and result in the recognition of profits over the expected term of the policies and contracts.

Universal life and variable universal life products are insurance contracts with terms that are not fixed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for these products consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values and investment income. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

Principal National Life Insurance Company
Notes to Financial Statements
December 31, 2013
(in thousands)

Separate Accounts
The separate account assets presented in the financial statements represent the fair value of funds that are separately administered by us for contracts with equity, real estate and fixed income investments. The separate account contract owner, rather than us, bears the investment risk of these funds. The separate account assets are legally segregated and are not subject to claims that arise out of any of our other business. An equivalent amount is reported as separate account liabilities, which represent the obligation to return the monies to the client. We receive fees for mortality, withdrawal and expense risks, as well as administrative, maintenance and investment advisory services that are included in the statements of operations. Net deposits, net investment income and realized and unrealized capital gains and losses on the separate accounts are not reflected in the statements of operations.
Income Taxes
In December 2006, we became a life insurance company and began filing our own tax return and continued to do so through 2011. Beginning in 2012, we are included in the consolidated return filed by our ultimate parent, PFG. PFG allocates income tax expenses and benefits to companies in the group generally based upon pro rata contribution of taxable income or operating losses. We are taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to net income based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are provided for the tax effect of temporary differences in the financial reporting and income tax bases of assets and liabilities and net operating losses using enacted income tax rates and laws. The effect on deferred income tax assets and deferred income tax liabilities of a change in tax rates is recognized in operations in the period in which the change is enacted.
Goodwill and Other Intangibles
We recorded goodwill at cost in excess of the fair value of net tangible assets at the time of our acquisition by PFS. Goodwill is not amortized. Rather, goodwill is tested for impairment during the third quarter each year or more frequently if events or changes in circumstances indicate that the asset might be impaired.
Other intangibles consist of values assigned to state licenses to sell insurance that were obtained at the time of acquisition. State licenses do not expire and have therefore been determined to have indefinite lives. Other intangibles are tested for impairment during the third quarter each year or more frequently if events or changes in circumstances indicate that the asset might be impaired.
2. Related Party Transactions
We assume reinsurance from Principal Life. Under this agreement, policy reserves assumed were $6.9 and $6.5 as of December 31, 2013 and 2012, respectively. In addition, premiums assumed for the years ending December 31, 2013, 2012, and 2011 totaled $7.0, $6.6, and $6.5, respectively.
In July 2009, we became a direct writer of life insurance policies and entered into a reinsurance transaction with Principal Life. Reinsurance premiums and other fees, expenses and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums and other fees of $223,578.9, $168,371.4 and $102,608.3 were ceded under this agreement during 2013, 2012 and 2011. Reserves of $1,479,668.4 and $1,098,578.2 were ceded under this agreement during 2013 and 2012. We are contingently liable with respect to reinsurance ceded in the event that Principal Life is unable to meet the obligations it has assumed. As of December 31, 2013, and 2012 we had a $953.1 and $2,094.8 recoverable from Principal Life, respectively.
We have entered into various related party transactions with affiliates. During the years ended December 31, 2013, 2012 and 2011, we received $5,005.3, $6,207.4 and $8,411.1 respectively, of expense reimbursements from Principal Life. We have a management services agreement with Principal Global Investors, LLC and management fees paid were $61.0, $53.7, and $26.5 during the years ended December 31, 2013, 2012 and 2011, respectively.

Principal National Life Insurance Company
Notes to Financial Statements
December 31, 2013
(in thousands)

PFG has agreed to guarantee that our capital and surplus meet or exceed the requirements of the State of New Jersey for a minimum of ten years pursuant to a request from the State of New Jersey. We were licensed in the State of New Jersey on January 29, 2009, and the guarantee commenced on this date.

3. Goodwill and Other Intangibles

We had goodwill of $95.0 as of both December 31, 2013 and 2012, and indefinite-lived intangible assets of $1,755.0 as of both December 31, 2013 and 2012. The indefinite-lived intangible assets consist of state licenses to sell insurance, which do not expire.

4. Investments

Fixed Maturities

The amortized cost, gross unrealized gains and losses and fair value of fixed maturities securities available-for-sale are summarized as follows:

		Gross	Gross
	Amortized	unrealized	unrealized	Fair
	cost	gains	losses	value

December 31, 2013
U.S. government and agencies	$10,058.5	$-	$514.0	$9,544.5
States and political subdivisions	25,863.8	52.1	259.9	25,656.0
Corporate	38,818.4	180.1	305.2	38,693.3
Total fixed maturities,
available-for-sale	$74,740.7	$232.2	$1,079.1	$73,893.8
December 31, 2012
U.S. government and agencies	$58,653.8	$2,378.4	$-	$61,032.2
Total fixed maturities,
available-for-sale	$58,653.8	$2,378.4	$-	$61,032.2
The amortized cost and fair values of fixed maturities available-for sale at December 31, 2013, by expected maturity, are as follows:

	Amortized	Fair
	cost	value
Due after five years through ten years	$52,116.1	$51,438.9
Due after ten years	22,624.6	22,454.9
Total	$74,740.7	$73,893.8

Actual maturities may differ because borrowers may have the right to call or prepay obligations. Our portfolio is diversified by industry, issuer and asset class. Credit concentrations are managed to establish limits.

Principal National Life Insurance Company
Notes to Financial Statements
December 31, 2013
(in thousands)

Net Investment Income

Major categories of net investment income are summarized as follows:

	For the year ended December 31,
	2013	2012	2011
Fixed maturities, available-for-sale	$1,601.5	$1,057.0	$667.5
Policy loans	(0.9)	0.9	-
Cash and cash equivalents	14.4	12.0	25.3
Total	1,615.0	1,069.9	692.8
Investment expenses	(61.0)	(53.7)	(26.5)
Net investment income	$1,554.0	$1,016.2	$666.3

Net Realized Capital Gains and Losses

	For the year ended December 31,
	2013	2012	2011
Fixed maturities, available-for-sale:
Gross gains	$1,116.5	$-	$-
Gross losses	(148.1)	-	-
Net realized capital gains	$968.4	$-	$-

Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities, available-for-sale was $44,512.3 in 2013.

Other-Than-Temporary Impairments

We have a process in place to identify fixed maturity and equity securities that could potentially have a credit impairment that is other than temporary. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions and other similar factors. This process also involves monitoring late payments, pricing levels, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.

Each reporting period, all securities are reviewed to determine whether an other-than-temporary decline in value exists and whether losses should be recognized. We consider relevant facts and circumstances in evaluating whether a credit or interest rate-related impairment of a security is other than temporary. Relevant facts and circumstances considered include: (1) the extent and length of time the fair value has been below cost; (2) the reasons for the decline in value; (3) the financial position and access to capital of the issuer, including the current and future impact of any specific events; (4) our intent to sell a security or whether it is more likely than not we will be required to sell the security before the recovery of its amortized cost which, in some cases, may extend to maturity. To the extent we determine that a security is deemed to be other than temporarily impaired, an impairment loss is recognized. We did not recognize any other-than-temporary impairments as of December 31, 2013 and 2012.

Gross Unrealized Losses for Fixed Maturities

For fixed maturities available-for-sale with unrealized losses, including other-than-temporary impairment losses reported in OCI, as of December 31, 2013, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized position are summarized as follows:

Principal National Life Insurance Company
Notes to Financial Statements
December 31, 2013
(in thousands)

	December 31, 2013
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses

Fixed maturities,
available-for-sale:
U.S. government and
agencies	$9,544.5	$514.0	$-	$-	$9,544.5	$514.0
States and political
subdivisions	19,562.2	259.9	-	-	19,562.2	259.9
Corporate	24,054.4	305.2	-	-	24,054.4	305.2
Total fixed maturities,
available-for-sale	$53,161.1	$1,079.1	$-	$-	$53,161.1	$1,079.1

Because we expected to recover our amortized cost, it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be maturity, we did not consider these investments to be other-than-temporarily impaired at December 31, 2013.

Net Unrealized Gains and Losses on Available-for-Sale Securities

The net unrealized gains and losses on investments in fixed maturities available-for-sale are reported as a separate component of stockholder’s equity. The cumulative amount of net unrealized gains and losses on available-for-sale securities was as follows:

	December 31,
	2013	2012

Net unrealized gains/(losses) on fixed maturities, available-for-sale	$(846.9)	$2,378.4
Provision for deferred income taxes	296.4	(832.4)
Net unrealized gains/(losses) on available-for-sale securities	$(550.5)	$1,546.0

5. Insurance Liabilities

Contractholder Funds

Our contractholder funds consist entirely of reserves for universal life, variable universal life and term life insurance.

Future Policy Benefits and Claims

Incurred liability adjustments relating to prior years, which affected current operations during 2013, 2012 and 2011, resulted in part from changes in the estimates for incurred but not reported (“IBNR”) claims. Historical trends have been considered in establishing the current year IBNR liability. As of December 31, 2013 and 2012, unpaid claim liabilities were $23,481.4 and $17,174.2, respectively, which were 100% reinsured to Principal Life.

Principal National Life Insurance Company
Notes to Financial Statements
December 31, 2013
(in thousands)

Other Policyholder Funds
Other policyholder funds consist of unearned and advanced premiums and fees.
6. Income Taxes
Income Tax Expense
Our income tax expense was as follows:

	For the year ended December 31,
	2013	2012	2011

Current income taxes:
U.S. federal	$5,814.3	$6,061.6	$6,775.8
Total current income taxes	5,814.3	6,061.6	6,775.8
Total deferred income tax benefits	(5,631.3)	(6,193.8)	(6,788.5)
Total income taxes (benefits)	$183.0	$(132.2)	$(12.7)
Effective Income Tax Rate
Our provision for income taxes may not have the customary relationship of taxes to income. A reconciliation between the U.S. corporate income tax rate and the effective tax rate is as follows:

	For the year ended December 31,
	2013	2012	2011

U.S. corporate tax rate	35%	35%	35%
Stock options	86	(8)	(26)
Other	(1)	(1)	(5)
Effective income tax rate	120%	26%	4%
Net Deferred Income Taxes
Significant components of our net deferred income taxes were as follows:

	December 31,
	2013	2012

Deferred tax assets:
Net unrealized losses on available-for-sale securities	$296.4	$-
Stock based compensation	341.5	316.7
Deferred acquisition costs	18,521.9	12,851.8
Other deferred income tax assets	2,003.6	1,648.1
Total deferred income tax assets	21,163.4	14,816.6
Deferred income tax liabilities:
Net unrealized gains on available-for-sale securities	-	(832.4)
Intangible assets	(440.4)	(396.8)
Policy loans	(1,672.3)	(1,483.6)
Other deferred income tax liabilities	(336.9)	(150.1)
Total deferred income tax liabilities	(2,449.6)	(2,862.9)
Total net deferred income tax assets	$18,713.8	$11,953.7
As of December 31, 2013 and 2012, we did not have any unrecognized tax benefits. We recognize interest and penalties related to uncertain tax positions in operating expenses. As of both December 31, 2013 and 2012, we did not recognize accumulated pre-tax interest and penalties related to unrecognized tax benefits.

Principal National Life Insurance Company
Notes to Financial Statements
December 31, 2013
(in thousands)

7. Stockholder's Equity

Other Comprehensive Income (Loss)

	For the year ended December 31, 2013
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized losses on available-for-sale securities
during the period	$(2,256.9)	$789.8	$(1,467.1)
Reclassification adjustment for gains included in net income	(968.4)	339.0	(629.4)
Other comprehensive loss	$(3,225.3)	$1,128.8	$(2,096.5)

	For the year ended December 31, 2012
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized gains on available-for-sale securities
during the period	$408.8	$(143.0)	$265.8
Other comprehensive income	$408.8	$(143.0)	$265.8

	For the year ended December 31, 2011
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized gains on available-for-sale securities
during the period	$1,759.1	$(615.7)	$1,143.4
Other comprehensive income	$1,759.1	$(615.7)	$1,143.4

Accumulated Other Comprehensive Income (Loss)

A rollforward of accumulated other comprehensive income consisting entirely of net unrealized gains/(losses) on available-for-sale securities, was as follows:

Net unrealized
gains (losses) on
available-for-sale
securities

Balance at January 1, 2011	$136.8
Other comprehensive income	1,143.4
Balance at December 31, 2011	1,280.2
Other comprehensive income	265.8
Balance at December 31, 2012	1,546.0
Other comprehensive loss	(2,096.5)
Balance at December 31, 2013	$(550.5)

Principal National Life Insurance Company
Notes to Financial Statements
December 31, 2013
(in thousands)

Dividend Limitations
Under Iowa law, we may pay stockholder dividends only from the earned surplus arising from our business and must receive the prior approval of the Commissioner to pay a stockholder dividend if such a stockholder dividend would exceed certain statutory limitations. In general, the current statutory limitation is the greater of 10% of our policyholder surplus as of the preceding year-end or the net gain from operations from the previous calendar year. Based on this limitation and 2013 statutory results, we could not pay stockholder dividends in 2014.
Additional Paid-In Capital
The expenses related to stock based compensation issued by PFG are allocated to all of its subsidiaries. The allocation of equity awards, which amounted to $2,826.3, $2,162.3and $978.2 for the years ended December 31, 2013, 2012, and 2011, respectively, are not settled in cash and, therefore, are reported as equity.
8. Fair Value Measurements
We use fair value measurements to record fair value of certain assets and liabilities and to estimate fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from these fair value disclosure requirements.
Valuation Hierarchy
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

•
Level 1 - Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities. Our Level 1 assets include highly liquid U.S. Treasury bonds and exchange-traded common stock in our separate accounts.

•
Level 2 - Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly. Our Level 2 assets include fixed maturity securities that are priced by third-party pricing services.

•	Level 3 - Fair values are based on significant unobservable inputs for the asset or liability. We have no Level 3 assets and liabilities.

Determination of Fair Value
The following discussion describes the valuation methodologies used for assets and liabilities measured or disclosed at fair value. The techniques utilized in estimating the fair values of financial instruments are reliant on the assumptions used. Care should be exercised in deriving conclusions about our business, its value or financial position based on the fair value information of financial instruments presented below.
Fair value estimates are made based on available market information and judgments about the financial instrument at a specific point in time. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. We validate prices through an investment analyst review process, which includes validation through direct interaction with external sources, review of recent trade activity or use of internal models. In circumstances where broker quotes are used to value an instrument, we generally receive one non-binding quote. Broker quotes are validated through an investment analyst review process, which includes validation through direct interaction with external sources and use of internal models or other relevant information. We did not make any significant changes to our valuation processes during 2013.

Principal National Life Insurance Company
Notes to Financial Statements
December 31, 2013
(in thousands)

Fixed Maturities

Fixed maturities include public and private bonds. When available, the fair value of fixed maturities is based on quoted prices of identical assets in active markets. These are reflected in Level 1 and primarily include U.S. Treasury bonds.

When quoted prices of identical assets in active markets are not available, our first priority is to obtain prices from third party pricing vendors. We have regular interaction with these vendors to ensure we understand their pricing methodologies and to confirm they are utilizing observable market information. Their methodologies vary by asset class and include inputs such as estimated cash flows, benchmark yields, reported trades, broker quotes, credit quality, industry events and economic events. Fixed maturities with validated prices from pricing services, which includes public and private bonds, are generally reflected in Level 2.

If we are unable to price a fixed maturity security using prices from third party pricing vendors or other sources specific to the asset class, we may obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information, to the extent available, which are reflected in Level 3. These models primarily use projected cash flows discounted using a rate derived from market interest rate curves and relevant risk spreads.

The primary inputs, by asset class, for valuations of our Level 2 investments from third party pricing vendors or our internal pricing valuation approach are described below.

U.S. Government and Agencies. Inputs include recently executed market transactions, interest rate yield curves, maturity dates, market price quotations and credit spreads relating to similar instruments.

States and Political Subdivisions. Inputs include Municipal Securities Rulemaking Board reported trades, U.S. Treasury and other benchmark curves, material event notices, new issue data and obligor credit ratings.

Corporate. Inputs include recently executed transactions, market price quotations, benchmark yields, issuer spreads and observations of equity and credit default swap curves related to the issuer.

Separate Account Assets

Separate account assets include common stock for which fair values are determined using quoted prices in active markets for identical assets, which are reflected in Level 1.

Principal National Life Insurance Company
Notes to Financial Statements
December 31, 2013
(in thousands)

Assets and Liabilities Measured at Fair Value on a Recurring Basis

Assets and liabilities measured at fair value on a recurring basis are summarized below.

	As of December 31, 2013
	Assets	Fair value hierarchy level
	measured at fair
	value	Level 1	Level 2	Level 3

Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$9,544.5	$9,544.5	$-	$-
States and political subdivisions	25,656.0	-	25,656.0	-
Corporate	38,693.3	-	38,693.3	-
Total Fixed maturities, available-for-sale	73,893.8	9,544.5	64,349.3	-
Separate accounts assets	25,890.4	25,890.4	-	-
Total assets	$99,784.2	$35,434.9	$64,349.3	$-

	As of December 31, 2012
	Assets	Fair value hierarchy level
	measured at fair
	value	Level 1	Level 2	Level 3

Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$61,032.2	$56,233.7	$4,798.5	$-
Total Fixed maturities, available-for-sale	61,032.2	56,233.7	4,798.5	-
Separate accounts assets	6,656.7	6,656.7	-	-
Total assets	$67,688.9	$62,890.4	$4,798.5	$-

We did not have any transfers between fair value hierarchy levels during 2013 or 2012.

Principal National Life Insurance Company
Notes to Financial Statements
December 31, 2013
(in thousands)

Financial Instruments Not Reported at Fair Value

The carrying value and estimated fair value of financial instruments not recorded at fair value on a recurring basis but required to be disclosed at fair value were as follows:

	December 31, 2013
	Carrying		Fair value hierarchy level
	amount	Fair value	Level 1	Level 2	Level 3

Assets
Policy loans	$4,778.0	$5,397.3	$-	$-	$5,397.3
Cash and cash equivalents	1,368.8	1,368.8	1,368.8	-	-

	December 31, 2012
	Carrying		Fair value hierarchy level
	amount	Fair value	Level 1	Level 2	Level 3

Assets
Policy loans	$4,238.9	$5,157.5	$-	$-	$5,157.5
Cash and cash equivalents	12,768.0	12,768.0	12,768.0	-	-

Policy Loans

Fair values of policy loans are estimated by discounting expected cash flows using a risk-free rate based on the Treasury curve. The expected cash flows reflect an estimate of timing of the repayment of loans. These are reflected in Level 3.

Cash and Cash Equivalents

Carrying amounts of cash and cash equivalents approximate fair values, which are reflected in Level 1 given the nature of cash.

9. Statutory Insurance Financial Information

We prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa (the “State of Iowa”). The State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company to determine its solvency under the Iowa Insurance Law. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual has been adopted as a component of prescribed practices by the State of Iowa. The Commissioner has the right to permit other specific practices that deviate from prescribed practices.

Life and health insurance companies are subject to certain risk-based capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. As of December 31, 2013, we meet the minimum RBC requirements.

Principal National Life Insurance Company
Notes to Financial Statements
December 31, 2013
(in thousands)

Statutory net loss and statutory capital and surplus were as follows:

	As of or for the year ended
	December 31,
	2013	2012	2011

Statutory net loss	$(6,385.7)	$(5,957.1)	$(6,981.9)
Statutory capital and surplus	84,236.6	70,772.1	58,113.8

10. Segment Information

The U.S. Insurance Solutions segment provides individual life insurance throughout the United States, except for the state of New York.

The Corporate segment manages the assets representing capital that has not been allocated to any other segment. Financial results of the Corporate segment primarily reflect our financing activities (including interest expense), income on capital not allocated to other segments, inter-segment eliminations, income tax risks and certain income, expenses and other after-tax adjustments not allocated to the segments based on the nature of such items.

Management uses segment operating earnings in goal setting, as a basis for determining employee compensation and in evaluating performance on a basis comparable to that used by securities analysts. We determine segment operating earnings by adjusting U.S. GAAP net income for net realized capital gains (losses), as adjusted, and other after-tax adjustments which management believes are not indicative of overall operating trends. Segment operating revenues exclude net realized capital gains (losses). While these items may be significant components in understanding and assessing the financial performance, management believes the presentation of segment operating earnings enhances the understanding of our results of operations by highlighting earnings attributable to the normal ongoing operations of the business.

The accounting policies of the segments are consistent with the accounting policies for the financial statements, with the exception of income tax allocation. The Corporate segment functions to absorb the risk inherent in interpreting and applying tax law. The segments are allocated tax adjustments consistent with the positions we took on tax returns. The Corporate segment results reflect any differences between the tax returns and the estimated resolution of any disputes.

The following tables summarize selected financial information by segment and reconcile segment totals to those reported in the financial statements:

	December 31,
	2013	2012
Assets:
U.S. Insurance Solutions	$1,513,931.5	$1,114,380.3
Corporate	94,361.8	83,804.3
Total assets	$1,608,293.3	$1,198,184.6

Principal National Life Insurance Company
Notes to Financial Statements
December 31, 2013
(in thousands)

	For the year ended December 31,
	2013	2012	2011

Operating revenues by segment:
U.S. Insurance Solutions	$456.2	$449.4	$320.2
Corporate	1,587.8	1,048.2	690.3
Total segment operating revenue	2,044.0	1,497.6	1,010.5
Net realized capital gains	968.4	-	-
Total revenues per consolidated statements of operations	3,012.4	1,497.6	1,010.5
Operating loss by segment, net of related income taxes:
U.S. Insurance Solutions	$(1,438.1)	$(824.3)	$(499.7)
Corporate	777.6	452.3	199.1
Total segment operating loss net of related income taxes:	(660.5)	(372.0)	(300.6)
Net realized capital gains	629.4	-	-
Net loss per statements of operations	$(31.1)	$(372.0)	$(300.6)

The following is a summary of income tax expense (benefit) allocated to our segments for purposes of determining operating earnings. Segment income taxes are reconciled to income taxes reported on our statement of operations.

	For the year ended December 31,
	2013	2012	2011

Income tax expense (benefit) by segment:
U.S. Insurance Solutions	$(576.8)	$(383.1)	$(145.7)
Corporate	420.9	250.9	133.0
Total segment income taxes from operating earnings	(155.9)	(132.2)	(12.7)
Tax expense related to net realized capital gains	338.9	-	-
Total income tax expense (benefit) per statements of operations	$183.0	$(132.2)	$(12.7)

The following is a summary of depreciation and amortization expense allocated to our segments for purposes of determining operating earnings. Segment depreciation and amortization equates to depreciation and amortization included in our statements of operations.

	For the year ended December 31,
	2013	2012	2011

Depreciation and amortization expense by segment:
U.S. Insurance Solutions	$2,665.8	$1,844.8	$1,549.9
Total depreciation and amortization expense included in our
statements of operations	$2,665.8	$1,844.8	$1,549.9

Principal National Life Insurance Company
Notes to Financial Statements
December 31, 2013
(in thousands)

The following table summarizes operating revenues for our products and services:

	For the year ended December 31,
	2013	2012	2011

U.S. Insurance Solutions:
Individual life insurance	$456.2	$449.4	$320.2
Corporate	1,587.8	1,048.2	690.3
Total operating revenues	2,044.0	1,497.6	1,010.5
Net realized capital gains	968.4	-	-
Total revenues per statements of operations	3,012.4	1,497.6	1,010.5

Part C
Other Information

Item 26. Exhibits

(a)	Resolution of Board of Directors of the Depositor (Incorporated by Reference from Exhibit (a) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

(b)	Custodian Agreement - N/A

(c)	Underwriting Contracts

	(c1)	Distribution Agreement dated February 1, 2009 (Incorporated by Reference from Exhibit (c1) to Registrant's Filing on Form N-6 on on 07/25/2011)(Accession No. 0000898745-11-000511)

(c2)
Broker Dealer Marketing and Servicing Agreement for Variable Life Policies (Incorporated by Reference from Exhibit (c2) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(c3)	Registered Representative Agreement (Incorporated by Reference from Exhibit (c3) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

(d)	Contracts

	(d1)	Form of Variable Life Contract (Incorporated by Reference from Exhibit (d1) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d2)	Form of Change of Insured Rider (Incorporated by Reference from Exhibit (d2) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d3)	Form of Cost of Living Increase Rider (Incorporated by Reference from Exhibit (d3) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d4)	Form of Death Benefit Guarantee Rider (Incorporated by Reference from Exhibit (d4) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d5)	Form of Life Paid-up Rider (Incorporated by Reference from Exhibit (d5) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d6)	Form of Return of Cost of Insurance Rider (Incorporated by Reference from Exhibit (d6) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d7)	Form of Salary Increase Rider (Incorporated by Reference from Exhibit (d7) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d8)	Form of Surrender Value Enhancement Rider (Incorporated by Reference from Exhibit (d8) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d9)	Form of Waiver of Monthly Policy Charge Rider (Incorporated by Reference from Exhibit (d9) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d10)	Form of Waiver of Specified Premium Rider (Incorporated by Reference from Exhibit (d10) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d11)	Form of Accelerated Benefits Rider (Incorporated by Reference from Exhibit (d11) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d12)	Form of Death Benefits Advance Rider (Incorporated by Reference from Exhibit (d12) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d13)	Form of Extended Coverage Rider (Incorporated by Reference from Exhibit (d13) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d14)	Form of Aviation Exclusion Rider (Incorporated by Reference from Exhibit (d14) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(d15)	Form of Hazardous Sports Exclusion Rider (Incorporated by Reference from Exhibit (d15) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

(e)	Applications

	(e1)	Form of Life Insurance Application (Incorporated by Reference from Exhibit (e1) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(e2)	Form of Guaranteed/Simplified Issue Life Insurance Application (Incorporated by Reference from from Exhibit (e2) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(e3)	Form of Multi-Life Guaranteed Issue Life Insurance Application (Incorporated by Reference from from Exhibit (e3) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(e4)	Form of Supplemental Application (Incorporated by Reference from from Exhibit (e4) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

(f)	Depositor's Certificate of Incorporation and By-laws

	(f1)	Articles of Incorporation of the Depositor (Incorporated by Reference from from Exhibit (f1) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(f2)	Bylaws of Depositor (Incorporated by Reference from from Exhibit (f2) to Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

(g)	Reinsurance Contracts (Incorporated by Reference from from Exhibit (g) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

(h)	Participation Agreements

	1.	AllianceBernstein:
		(a)	Participation Agreement dated December 15, 2014 (Incorporated by Reference From Exhibit (h)(1)(a) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
		(b)	Amendment to Participation Agreement dated January 1, 2008 (Incorporated by Reference From Exhibit (h)(1)(b) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
		(c)	Administrative Services Agreement dated December 13, 2004 (Incorporated by Reference From Exhibit (h)(1)(c) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
		(d)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference From Exhibit (h)(1)(d) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
		(e)	Amendment 2 to Participation Agreement dated May 1, 2011 (Incorporated by Reference From Exhibit (h)(1)(e) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
		(f)	Amendment 3 to Participation Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(1)(f) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
(g)
Amendment 1 to Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(1)(g) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)

		(h)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(1)(h) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)

	2.	American Century:
		(a)	Shareholder Services Agreement dated March 18, 1999 (Incorporated by Reference From Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
		(b)	Amendment 1 to Shareholder Services Agreement dated May 1, 2001 (Incorporated by Reference From Exhibit (h)(2)(b) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

	(c)	Amendment 2 to Shareholder Services Agreement dated May 1, 2002 (Incorporated by Reference From Exhibit (h)(2)(c) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(d)	Amendment 3 to Shareholder Services Agreement dated May 1, 2004 (Incorporated by Reference From Exhibit (h)(2)(d) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(e)
Amendment 4 to Shareholder Services Agreement dated October 13, 2005 (Incorporated by Reference From Exhibit (h)(2)(e) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

	(f)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference From Exhibit (h)(2)(f) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(g)	Amendment 5 to Shareholder Services Agreement dated June 1, 2011 (Incorporated by Reference From Exhibit (h)(2)(g) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
(h)
Amendment 6 to Shareholder Services Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(2)(h) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)

	(i)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(2)(i) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
	(j)	Amendment 7 to Shareholder Services Agreement dated March 20, 2014*

3.	[Reserved].

4.	Calvert Variable Series Inc.:
	(a)	Fund Participation Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
	(b)	Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(3)(b) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
	(c)	FORM OF Amendment to Consolidated Fund Participation Agreement dated April 30, 2014*
	(d)	FORM OF Amendment to Consolidated Administrative Services Agreement dated April 30, 2014*

5.	Delaware Distributors:
	(a)	Fund Participation Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(4)(a) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
	(b)	Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(4)(b) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)

6.	Dreyfus
(a)
Participation Agreement dated March 26, 2001 (Incorporated by Reference from Exhibit (h)(3) to the Form N-6 Filed on August 19, 2004 by Principal Life Insurance Co Variable Life Separate Account, File No. 333-115269)(Accession No. 0001127048-04-000096)

(b)
Amendment 1 to Participation Agreement dated March 26, 2002 (Incorporated by Reference from Exhibit (h)(3) to the Form N-6 Filed on August 19, 2004 by Principal Life Insurance Co Variable Life Separate Account, File No. 333-115269)(Accession No. 0001127048-04-000096)

	(c)	Amendment 2 to Participation Agreement dated April 15, 2011*
	(d)	Amendment 3 to Participation Agreement dated April 25, 2012*
(e)
Administrative Services Agreement dated March 26, 2002 (Incorporated by Reference from Exhibit (8)(d)(2) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(f)
Amendment to Administrative Services Agreement dated September 1, 2004 (Incorporated by Reference from Exhibit (8)(d)(2) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

	(g)	Amendment 2 to Administrative Services Agreement dated April 25, 2012*
(h)
12b-1 Letter Agreement dated March 26, 2001 (Incorporated by Reference from Exhibit (8)(d)(3) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(i)
Amendment to 12b-1 Letter Agreement dated September 1, 2004 (Incorporated by Reference from Exhibit (8)(d)(3) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

	(j)	Amendment 2 to 12b-1 Letter Agreement (Founders Shares) dated April 25, 2012*

7.	DWS
(a)
Participation Agreement dated December 1, 2007 (Incorporated by Reference from Exhibit (h)(5) to the Form N-6 Filed on 06/26/2008 by Principal Life Insurance Co Variable Life Separate Account, File No. 333-146896)(Accession No. 0000950137-08-008766)

(b)
Amendment 1 to Participation Agreement dated January 5, 2011 (Incorporated by Reference from Exhibit (h)(10) to the Form N-6 Filed on 04/27/2011 by Principal Life Insurance Co Variable Life Separate Account, File No. 333-65690 (Accession No. 0000898745-11-000198)

	(c)	Amendment 2 to Participation Agreement dated May 1, 2011*
	(d)	Amendment 3 to Participation Agreement dated December 18, 2012*
	(e)	Amendment 4 to Participation Agreement dated April 10, 2013*

8.	Fidelity Distributors Corporation:
	(a)	Participation Agreement dated December 2, 2011 (Incorporated by Reference From Exhibit (h)(5)(a) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
	(b)	Amendment 1 to Participation Agreement dated December 2, 2011 (Incorporated by Reference From Exhibit (h)(5)(b) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)

9.	Franklin Templeton:
(a)
Amended and Restated Participation Agreement dated November 1, 2007 (Incorporated by Reference From Exhibit (h)(7)(a) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

(b)
Amendment 1 to Amended and Restated Participation Agreement dated September 10, 2009 (Incorporated by Reference From Exhibit (h)(7)(b) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

(c)
Amendment 2 to Amended and Restated Participation Agreement dated August 16, 2010 (Incorporated by Reference From Exhibit (h)(7)(c) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

(d)
Amendment 3 to Amended and Restated Participation Agreement dated November 1, 2011(Incorporated by Reference From Exhibit (h)(7)(d) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

	(e)	Participation Agreement Addendum dated May 1, 2011 (Incorporated by Reference From Exhibit (h)(7)(e) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(f)	Administrative Services Agreement dated December 14, 2007 (Incorporated by Reference From Exhibit (h)(7)(f) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(g)
Amendment 1 to Administrative Services Agreement dated September 10, 2009 (Incorporated by Reference From Exhibit (h)(7)(g) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

(h)
Amendment 2 to Administrative Services Agreement dated April 20, 2011 (Incorporated by Reference From Exhibit (h)(7)(h) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

(i)
Amendment 3 to Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(7)(i) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

(j)
Rule 22c-2 Shareholder Information Agreement dated April 16, 2007 (Incorporated by Reference from Registrant's Filing on Form N-6 on 10/19/2011, File No. 333-175768)(Accession No. 0000898745-11-000724)

	(k)	Amendment 4 to Participation Agreement dated September 16, 2013*

10.	Invesco (formerly AIM Advisors, Inc.):
	(a)	Participation Agreement dated June 8, 1999 (Incorporated by Reference From Exhibit (h)(8)(a) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

	(b)	Participation Agreement dated April 1, 2001 (Incorporated by Reference From Exhibit (h)(8)(b) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(c)	Amendment 2 to Participation Agreement dated May 1, 2002 (Incorporated by Reference From Exhibit (h)(8)(c) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(d)	Amendment 3 to Participation Agreement dated August 15, 2002 (Incorporated by Reference From Exhibit (h)(8)(d) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(e)	Amendment 4 to Participation Agreement dated January 8, 2003 (Incorporated by Reference From Exhibit (h)(8)(e) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(f)	Amendment 5 to Participation Agreement dated February 14, 2003 (Incorporated by Reference From Exhibit (h)(1)(f) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(g)	Amendment 6 to Participation Agreement dated April 30, 2004 (Incorporated by Reference From Exhibit (h)(8)(g) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(h)	Amendment 7 to Participation Agreement dated April 29, 2005 (Incorporated by Reference From Exhibit (h)(8)(h) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(i)	Amendment 8 to Participation Agreement dated May 1, 2006 (Incorporated by Reference From Exhibit (h)(8)(i) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(j)	Amendment 9 to Participation Agreement dated April 30, 2010 (Incorporated by Reference From Exhibit (h)(8)(j) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(k)	Amendment 10 to Participation Agreement dated April 1, 2011 (Incorporated by Reference From Exhibit (h)(8)(k) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(l)	Distribution Services Agreement dated October 1, 2002 (Incorporated by Reference From Exhibit (h)(8)(l) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(m)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference From Exhibit (h)(8)(m) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(n)	Administrative Services Agreement dated June 8, 1999 (Incorporated by Reference From Exhibit (h)(8)(n) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(o)
Amendment 1 to Administrative Services Agreement dated April 30, 2004 (Incorporated by Reference From Exhibit (h)(8)(o) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

	(p)	Amendment 11 to Participation Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(7)(p) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
(q)
Amendment 2 to Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(7)(q) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)

	(r)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(7)(r) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)

11.	Janus:
	(a)	Fund Participation Agreement dated August 28, 2000 (Incorporated by Reference From Exhibit (h)(9)(a) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(b)	Amendment 1 to Participation Agreement dated April 1, 2000 (Incorporated by Reference From Exhibit (h)(9)(b) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(c)	Amendment 2 to Participation Agreement dated October 16, 2001 (Incorporated by Reference From Exhibit (h)(9)(c) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(d)	Amendment 3 to Participation Agreement dated May 1, 2002 (Incorporated by Reference From Exhibit (h)(9)(d) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(e)	Amendment 4 to Participation Agreement dated September 3, 2002 (Incorporated by Reference From Exhibit (h)(9)(e) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(f)	Amendment 5 to Participation Agreement dated January 8, 2003 (Incorporated by Reference From Exhibit (h)(9)(f) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

	(g)	Amendment 6 to Participation Agreement dated August 20, 2007 (Incorporated by Reference From Exhibit (h)(9)(g) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(h)
Distribution and Shareholder Services Agreement dated August 28, 2000 (Incorporated by Reference From Exhibit (h)(9)(h) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

	(i)	Administrative Services Letter Agreement dated August 14, 2006 (Incorporated by Reference From Exhibit (h)(9)(i) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(j)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference From Exhibit (h)(9)(j) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(k)	Amendment 7 to Participation Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(8)(k) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
(l)
Amendment 1 to Distribution and Shareholder Services Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(8)(l) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)

(m)
Amendment 1 to Administrative Services Letter Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(8)(m) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)

	(n)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(8)(h) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
	(o)	Amendment 8 to Participation Agreement dated February 24, 2012*

12.	MFS:
	(a)	Amended and Restated Participation Agreement dated May 1, 2013*
	(b)	Amendment and Restated Fund/Serv Supplement dated May 1, 2013*
	(c)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference From Exhibit (h)(10)(m) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(d)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(9)(n) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)

13.	Neuberger Berman Advisors:
	(a)	Participation Agreement dated May 1, 2002 (Incorporated by Reference From Exhibit (h)(11)(a) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(b)	Amendment 1 to Participation Agreement dated September 3, 2002 (Incorporated by Reference From Exhibit (h)(11)(b) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(c)	Amendment 2 to Participation Agreement dated January 6, 2003 (Incorporated by Reference From Exhibit (h)(11)(c) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(d)	Amendment 3 to Participation Agreement dated September 15, 2004 (Incorporated by Reference From Exhibit (h)(11)(d) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(e)
Distribution and Administrative Services Agreement dated September 15, 2004 (Incorporated by Reference From Exhibit (h)(11)(e) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

	(f)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference From Exhibit (h)(11)(f) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(g)	Amendment 4 to Participation Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(10)(g) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
(h)
Amendment 1 to Distribution and Administrative Services Agreement dated November 1, 2011(Incorporated by Reference From Exhibit (h)(10)(h) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)

	(i)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(10)(i) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)

14.	Oppenheimer:
	(a)	Participation Agreement dated December 21, 2007 (Incorporated by Reference From Exhibit (h)(11)(a) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
	(b)	Amendment 1 to Participation Agreement dated November 9, 2011 (Incorporated by Reference From Exhibit (h)(11)(b) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
(c)
Administrative Services Letter Agreement dated December 21, 2007 (Incorporated by Reference From Exhibit (h)(11)(c) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)

(d)
Amendment 1 to Administrative Services Letter Agreement dated November 9, 2011 (Incorporated by Reference From Exhibit (h)(11)(d) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)

15.	Principal Variable Contracts Funds, Inc.
	(a)	Participation Agreement dated January 5, 2007*
	(b)	Amendment 1 to Participation Agreement dated June 1, 2007 (Incorporated by Reference From Exhibit (h)(12)(b) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
	(c)	Amendment 2 to Participation Agreement dated January 1, 2010*
	(d)	Amendment 3 to Participation Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(12)(d) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
	(e)	Rule 12b-1 Letter dated December 30, 2009*
	(f)	Rule 12b-1 Letter dated November 9, 2011*
	(g)	Rule 22c-2 Agreement dated April 16, 2007*
	(h)	Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(12)(g) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)

16.	Putnam:
(a)
Marketing and Administrative Servicing Agreement dated April 1, 2011 (Incorporated by Reference From Exhibit (h)(14)(a) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

(b)
Amendment 1 to Marketing and Administrative Servicing Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(13)(b) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)

	(c)	Participation Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(13)(c) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
	(d)	Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(13)(d) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)

17.	TOPS (Northern Lights):
	(a)	Participation Agreement dated May 1, 2012*

18.	Van Eck:
	(a)	Service Agreement dated November 28, 2007 (Incorporated by Reference From Exhibit (h)(15)(a) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
	(b)	Amendment 1 to Service Agreement dated April 24, 2009 (Incorporated by Reference From Exhibit (h)(15)(b) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(c)
Amendment 2 to Administrative Services Agreement dated May 1, 2011 (Incorporated by Reference From Exhibit (h)(15)(c) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

	(d)	Participation Agreement dated November 28, 2007 (Incorporated by Reference From Exhibit (h)(15)(d) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)

(e) Amendment 1 to Participation Agreement dated April 24, 2009 (Incorporated by Reference From Exhibit (h)(15)(e) to Registrant's Filing on Form N-6 on 10/19/2011)(Accession No. 0000898745-11-000724)
(f) Amendment 2 to Participation Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(14)(f) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
(g) Amendment 3 to Service Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(14)(g) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
(h) Shareholder Information Agreement dated November 28, 2007 (Incorporated by Reference From Exhibit (h)(14)(h) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)
(i)
Amendment 1 to Shareholder Information Agreement dated November 1, 2011 (Incorporated by Reference From Exhibit (h)(14)(i) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)

(j) Amendment 4 to Service Agreement dated as of May 1, 2012*

(i)	Administration Contracts:

(i1)
Services Agreement between Principal Life Insurance Company and Principal National Life Insurance Company effective as of February 20, 2008 (Incorporated by Reference from Exhibit (i1) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)

(j)	Other Material Contracts - N/A

(k)	Legal Opinion (Incorporated by Reference from Exhibit (k) to Registrant's Filing on Form N-6 on 12/09/2011 (Accession No. 0000898745-11-000809)

(l)	Actuarial Opinion - N/A

(m)	Calculations - N/A

(n)	Other Opinions

	(n1)	Consent of Ernst & Young LLP*

	(n2)	Powers of Attorney (Incorporated by Reference from Registrant's Filing on Form N-6 on 07/25/2011)(Accession No. 0000898745-11-000511)

	(n3)	Opinion of Counsel *

(o)	Financial Statements Schedules

Principal National Life Insurance Company

	(o1)	Report of Independent Registered Public Accounting Firm on Schedules*

	(o2)	Schedule I - Summary of Investments - Other Than Investments in Related Parties As of December 31, 2013*

	(o3)	Schedule III - Supplementary Insurance Information As of December 31, 2013 and 2012 and for each of the years ended December 31, 2013, 2012 and 2011*

	(o4)	Schedule IV - Reinsurance As of December 31, 2013, 2012 and 2011 and for each of the years then ended*

All other schedules for which provision is made in the application accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

(p)	Initial Capital Agreements - N/A

(q)	Redeemability Exemption (Incorporated by Reference from Exhibit (q) to Registrant's Filing on Form N-6 on 12/09/2011)(Accession No. 0000898745-11-000809)

* Filed herein

Item 27. Officers and Directors of the Depositor
Principal National Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:
DIRECTORS:

Name and Principal Business Address	Positions and Offices
Deanna D. Strable-Soethout The Principal Financial Group, Des Moines, IA 50392	Principal National Life: Chairman of the Board and President
Christopher P. Freese The Principal Financial Group, Des Moines, IA 50392	Principal National Life: Director, Vice President and Chief Actuary
Daniel J. Houston The Principal Financial Group, Des Moines, IA 50392	Principal National Life: Director
Terrance J. Lillis The Principal Financial Group, Des Moines, IA 50392	Principal National Life: Director, Senior Vice President and Chief Financial Officer
Gregory A. Linde The Principal Financial Group, Des Moines, IA 50392	Principal National Life: Director, Vice President/ Individual Life

EXECUTIVE OFFICERS (OTHER THAN DIRECTORS):

Name and Principal Business Address	Positions and Offices
Karen E. Shaff(1)	Executive Vice President/General Counsel
Timothy M. Dunbar(1)	Executive Vice President and Chief Investment Officer
Gregory B. Elming(1)	Senior Vice President and Chief Risk Officer
Angela R. Sanders(1)	Senior Vice President and Controller
Mary A. O'Keefe(1)	Senior Vice President/Chief Marketing Officer
Gary P. Scholten(1)	Senior Vice President/Chief Information Officer
David J. Brown(1)	Vice President/Compliance
Teresa M. Button(1)	Vice President/Treasurer
Nicholas M. Cecere(1)	Vice President/Individual Distribution
Gary L. Dorton(2)	Vice President/Employer Solutions & Services
Douglas A. Fick(1)	Vice President and Chief Information Officer - US Insurance Solutions
Merle T. Pederson(1)	Vice President/Government Relations
Richard H. Wireman II(1)	Vice President/Tax
Patricia A. Barry(1)	Counsel/Assistant Corporate Secretary
David P. Desing(1)	Assistant Director - Treasury
Brent E. Fritz(1)	Vice President/Actuary
Dan L. Westholm(1)	Assistant Vice President - Treasury
Clint Woods(1)	Secretary

(1) Principal Business Address:
The Principal Financial Group
Des Moines, IA 50392

(2) Principal Business Address:
4141 Parklake Avenue, Suite 400
Raleigh, NC 27612-2333
Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The Registrant is a separate account of Principal National Life Insurance Company (the "Depositor") and is operated as a unit investment trust. Registrant supports benefits payable under Depositor's variable life contracts by investing assets allocated to various investment options in shares of Principal Variable Contracts Funds, Inc. and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the "series" type. No person is directly or indirectly controlled by the Registrant.
The Depositor is wholly-owned by Principal Financial Services, Inc. Principal Financial Services, Inc. (an Iowa corporation) is an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code. In turn, Principal Financial Services, Inc. is a wholly-owned subsidiary of Principal Financial Group, Inc., a publicly traded company that filed consolidated financial statements with the SEC. A list of persons directly or indirectly controlled by or under common control with Depositor as of December 31, 2013 appears below:
None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, only the separate financial statements of Registrant and the consolidated financial statements of Depositor are being filed with this Registration Statement.

Principal Life Insurance Company - Organizational Structure
(December 31, 2013)

PRINCIPAL FINANCIAL GROUP, INC.	Delaware	Publicly Held
ˆPrincipal Financial Services, Inc.*#	Iowa	100
-->Princor Financial Services Corporation*#	Iowa	100
-->PFG DO Brasil LTDA*#	Brazil	100
-->Brasilprev Seguros E Previdencia S.A.*	Brazil	50.01
-->Principal Global Investors Participacoes, LTDA*#	Brazil	100
-->Claritas Investments Ltd.*#	Cayman Islands	66
-->Claritas Participacoes S.A.*#	Brazil	81
-->Claritas Administracao de Recursos LTDA *#	Brazil	77
-->Principal International, Inc.*#	Iowa	100
-->Principal International (Asia) Limited*#	Hong Kong	100
-->Principal Global Investors (Asia) Limited*#	Hong Kong	100
-->Principal Nominee Company (Hong Kong) Limited*#	Hong Kong	100
-->Principal Asset Management Company (Asia) Limited*#	Hong Kong	100
-->Principal Insurance Company (Hong Kong) Limited*#	Hong Kong	100
-->CIMB - Principal Asset Management Berhad (Malaysia) *	Malaysia	40
-->CIMB Wealth Advisors Berhad*	Malaysia	100
-->CIMB - Principal Asset Management (Singapore) PTE LTD*#	Singapore	100
-->CIMB - Principal Asset Management Company Limited*	Thailand	99.99
-->PT CIMB Principal Asset Management*	Indonesia	99
-->Principal Trust Company(Asia) Limited*#	Hong Kong	100
-->PrinCorp Wealth Advisors (Asia) Limited *#	Hong Kong	100
-->Principal Mexico Servicios, S.A. de C.V.*#	Mexico	100
-->Distribuidora Principal Mexico, S.A. de C.V.*#	Mexico	100
-->Principal International Mexico, LLC *#	Delaware	100
-->Principal Consulting (India) Private Limited*#	India	100
-->Principal Financial Group, S.A. de C. V. Grupo Financiero.*#	Mexico	100
-->Principal Afore, S. A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Fondos de Inversion S.A. de C.V., Operadora de Fondos de Inversion, Principal Grupo Financiero *#	Mexico	100
-->Principal Seguros, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Pensiones, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Global Investors Holding Company, Inc.*#	Delaware	100
-->Principal Global Investors (Ireland) Limited*#	Ireland	100
-->Principal Global Investors (Europe) Limited*#	United Kingdom	100
-->Principal Global Investors (Singapore) Limited*#	Singapore	100
-->Principal Global Investors (Japan) Limited*#	Japan	100
-->Principal Global Investors (Hong Kong) Limited*#	Hong Kong	100
-->CIMB Principal Islamic Asset Management SDN. BHD*#	Malaysia	50
-->Principal Financial Group (Mauritius) Ltd.*#	Mauritius	100
-->Principal PNB Asset Management Company Private Limited*#	India	66
-->Principal Trustee Company Private Limited*#	India	65
-->Principal Retirement Advisors Private Limited*#	India	100
-->Principal Life Insurance Company +#	Iowa	100
-->Principal Real Estate Fund Investors, LLC*#<	Delaware	100
-->Principal Development Investors, LLC*#<	Delaware	100
-->Principal Real Estate Holding Company, LLC*#<	Delaware	100
-->GAVI PREHC HC, LLC*#<	Delaware	100
-->Principal Global Investors, LLC*#<	Delaware	100
-->Principal Real Estate Investors, LLC*#	Delaware	100
-->Principal Enterprise Capital, LLC*#	Delaware	100
-->PGI Origin Holding Company Ltd.*#<	Wales/United Kingdom	100
-->Origin Asset Management LLP*#<	Wales/United Kingdom	74
-->PGI Finisterre Holding Company Ltd.	Wales/United Kingdom	100
-->Finisterre Holdings Limited *	Malta	51

-->Finisterre Capital UK Limited *	Wales/United Kingdom	100
-->Finisterre Capital LLP *	Wales/United Kingdom	89
-->Finisterre Hong Kong Limited *	Hong Kong	100
-->Finisterre Malta Limited *	Malta	100
-->Finisterre USA, Inc. *	Delaware	100
-->Principal Commercial Funding, LLC*#<	Delaware	100
-->Principal Global Columbus Circle, LLC*#<	Delaware	100
-->CCI Capital Partners, LLC *#<	Delaware	100
-->Post Advisory Group, LLC*#<	Delaware	80
-->Post Advisory Europe Limited *#<	Wales/United Kingdom	100
-->Principal Global Investors Trust*#<	Delaware	100
-->Spectrum Asset Management, Inc.*#<	Connecticut	100
-->CCIP, LLC*#<	Delaware	100
-->Columbus Circle Investors*#<	Delaware	70
-->Principal Holding Company, LLC*#<	Iowa	100
-->Petula Associates, LLC*<	Iowa	100
-->Principal Real Estate Portfolio, Inc.*#<	Delaware	100
-->GAVI PREPI HC, LLC *#<	Delaware	100
-->Petula Prolix Development Company*#<	Iowa	100
-->Principal Commercial Acceptance, LLC*#<	Delaware	100
-->Principal Generation Plant, LLC*#<	Delaware	100
-->Principal Bank*#<	Iowa	100
-->Equity FC, Ltd.*#<	Iowa	100
-->Principal Dental Services, Inc.*#<	Arizona	100
-->Employers Dental Services, Inc.*#<	Arizona	100
-->First Dental Health *#<	California	100
-->Delaware Charter Guarantee & Trust Company*#<	Delaware	100
-->Preferred Product Network, Inc.*#<	Delaware	100
-->Principal Reinsurance Company of Vermont*#	Vermont	100
-->Principal Life Insurance Company of Iowa*#<	Iowa	100
-->Principal Reinsurance Company of Delaware*#<	Delaware	100
-->Principal Financial Services (Australia), Inc.*#	Iowa	100
-->Principal Global Investors (Australia) Service Company Pty Limited*#	Australia	100
-->Principal Global Investors (Australia) Limited*#	Australia	100
-->Principal International Holding Company, LLC*#	Delaware	100
-->Principal Management Corporation*#	Iowa	100
-->Principal Financial Advisors, Inc.*#	Iowa	100
-->Principal Shareholder Services, Inc.*#	Washington	100
-->Edge Asset Management, Inc.*#	Washington	100
-->Principal Funds Distributor, Inc.*#	Washington	100
-->Principal Global Services Private Limited*#	India	100
-->CCB Principal Asset Management Company, Ltd.*	China	25
-->Principal Financial Services I (US), LLC *#	Delaware	100
-->Principal Financial Services II (US), LLC *#	Delaware	100
-->Principal Financial Services I (UK) LLP *#	Wales/United Kingdom	100
-->Principal Financial Services IV (UK) LLP *#	United Kingdom	100
-->Principal Financial Services V (UK) LTD.*#	United Kingdom	100
-->Principal Financial Services II (UK) LTD. *#	Wales/United Kingdom	100
-->Principal Financial Services III (UK) LTD. *#	Wales/United Kingdom	100
-->Principal Financial Services VI (UK) LTD *#	United Kingdom	100
-->Principal Global Financial Services (Europe) LTD *#	United Kingdom	100
-->Liongate Capital Management LLP *	Wales/United Kingdom	59
-->Liongate Limited *	Malta	55
-->Liongate Capital Management (Cayman) Limited *	Cayman Islands	100
-->Liongate Capital Management (UK) Limited *	Wales/United Kingdom	100
-->Liongate Multi-Strategy GP Limited *	Cayman Islands	100
-->Liongate Capital Management Limited *	Malta	100
-->Liongate Capital Management (India) Private Limited *	India	100

-->Liongate Capital Management Inc.	Delaware	100
-->Liongate Capital Management (US) LP *	Delaware	100
-->Principal Financial Services Latin America LTD. *#	Wales/United Kingdom	100
-->Principal International Latin America LTD.*#	United Kingdom	100
-->Principal International South America I LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD., Agencia En Chile *#	Chile/United Kingdom	100
-->Principal International de Chile, S.A.*#	Chile	100
-->Principal Compania de Seguros de Vida Chile S.A.*#	Chile	100
-->Principal Administradora General De Fondos S.A.*#	Chile	100
-->Principal Asset Management Chile S.A.*#	Chile	100
-->Principal Servicios Corporativos Chile LTDA*#	Chile	100
-->Principal Servicios De Administracion S.A.	Chile	100
-->Hipotecaria Cruz Del Sur Principal, S.A *	Chile	49
-->Principal Holding Company Chile S.A.*#	Chile	100
-->Principal Chile Limitada*#	Chile	100
-->Principal Institutional Chile S.A. *#	Chile	100
-->Administradora de Fondos de Pensiones Cuprum S.A. *#	Chile	94
-->Inversiones Cuprum Internacional S.A.*#	Chile	100
-->Principal Edge Network Holdings, Inc.*#	Delaware	100
-->Principal Edge Network - Georgia, LLC*#	Delaware	100
-->Principal Edge Network - Dallas Ft. Worth, Inc.*#	Delaware	100
-->Principal National Life Insurance Company+#	Iowa	100
-->Diversified Dental Services, Inc.*#	Nevada	100
-->Morley Financial Services, Inc. *#	Oregon	100
-->Morley Capital Management, Inc.*#	Oregon	100
-->Union Bond and Trust Company*#	Oregon	100
-->Principal Investors Corporation*#	New Jersey	100

+ Consolidated financial statements are filed with the SEC.
* Not required to file financial statements with the SEC.
# Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SEC.
= Separate Financial statements are filed with SEC.
< Included in the financial statements of Principal Life Insurance Company filed with the SEC.
Item 29. Indemnification
Sections 490.851 through 490.859 of the Iowa Business Corporation Act permit corporations to indemnify directors and officers where (A) all of the following apply: the director or officer (i) acted in good faith; (ii) reasonably believed that (a) in the case of conduct in the individual's official capacity, that the individual's conduct was in the best interests of the corporation or (b) in all other cases, that the individual's conduct was at least not opposed to the best interests of the corporation; and (iii) in the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful; and (B) the individual engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the corporation's articles of incorporation.
Unless ordered by a court pursuant to the Iowa Business Corporation Act, a corporation shall not indemnify a director or officer in either of the following circumstances: (A) in connection with a proceeding by or in the right of the corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct (above) or (B) in connection with any proceeding with respect to conduct for which the director was adjudged liable on the basis that the director receive a financial benefit to which he or she was not entitled, whether or not involving action in the director's official capacity.
Registrant's By-Laws provide that it shall indemnify directors and officers against damages, awards, settlements and costs reasonably incurred or imposed in connection with any suit or proceeding to which such person is or may be made a party by reason of being a director or officer of the Registrant. Such rights of indemnification are in addition to any rights to indemnity to which the person may be entitled under Iowa law and are subject to any limitations imposed by the Board of Directors. The Board has provided that certain procedures must be followed for indemnification of officers, and that there is no indemnity of officers when there is a final adjudication of liability based upon acts which constitute gross negligence or willful misconduct.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30. Principal Underwriters
(a)    Other Activity
Princor Financial Services Corporation acts as principal underwriter for variable life insurance contracts issued by Principal National Life Insurance Company Variable Life Separate Account, a registered unit investment trust.
(b)    Management

(b1)	(b2)
Positions and offices
Name and principal	with principal
business address	underwriter
Deborah J. Barnhart	Director/Distribution (PPN)
The Principal
Financial Group(1)

Patricia A. Barry	Assistant Corporate Secretary
The Principal
Financial Group(1)

Michael J. Beer	President and Director
The Principal
Financial Group(1)

Tracy W. Bollin	Chief Financial Officer
The Principal
Financial Group(1)

David J. Brown	Senior Vice President
The Principal
Financial Group(1)

Teresa M. Button	Vice President and Treasurer
The Principal
Financial Group(1)

Nicholas M. Cecere	Senior Vice President and Director
The Principal
Financial Group(1)

Gregory B. Elming	Director
The Principal
Financial Group(1)

Nora M. Everett	Chairman and Chief Executive Officer
The Principal
Financial Group (1)

Stephen G. Gallaher	Assistant General Counsel
The Principal
Financial Group(1)

(b1)	(b2)
Positions and offices
Name and principal	with principal
business address	underwriter
Eric W. Hays	Senior Vice President and Chief Information Officer
The Principal
Financial Group(1)

Curtis Hollebrands	AML Officer
The Principal
Financial Group(1)

Patrick A. Kirchner	Assistant General Counsel
The Principal
Financial Group(1)

Julie LeClere	Vice President - Marketing & Recruiting
The Principal
Financial Group(1)

Martin R. Richardson	Vice President - Broker Dealer Operations
The Principal
Financial Group(1)

Traci L. Weldon	Vice President/Chief Compliance Officer
The Principal Financial Group (1)

Dan L. Westholm	Assistant Vice President - Treasury
The Principal Financial Group (1)

John Wetherell	Private Funds CCO - Princor
The Principal Financial Group (1)

(1) 655 9th Street
Des Moines, IA 50392
(c)    Compensation from the Registrant

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts & Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Compensation
Princor Financial Services Corporation	$3,648,109.81	—	—	—
Item 31. Location of Accounts and Records
All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal Financial Group, Des Moines, Iowa 50392.
Item 32. Management Services
N/A
Item 33. Fee Representation
Principal National Life Insurance Company represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Life Insurance Company Variable Life Separate Account, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, and its seal to be hereunto affixed and attested, in the City of Des Moines and State of Iowa, on the 25th day of April, 2014.

PRINCIPAL NATIONAL LIFE INSURANCE COMPANY
VARIABLE LIFE SEPARATE ACCOUNT
(Registrant)

	By :	/s/ D. D. Strable-Soethout
D. D. Strable-Soethout
Chairman and President

PRINCIPAL NATIONAL LIFE INSURANCE COMPANY
(Depositor)

	By :	/s/ D. D. Strable-Soethout
D. D. Strable-Soethout
Chairman and President

Attest:

/s/ Clint Woods
Clint Woods
Secretary

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ D. D. Strable-Soethout	Chairman and President	April 25, 2014
D. D. Strable-Soethout

/s/ A. R. Sanders	Senior Vice President and Controller	April 25, 2014
A. R. Sanders	(Principal Accounting Officer and
Financial Officer)

(C. P. Freese)*	Director, Vice President and	April 25, 2014
C. P. Freese	Chief Actuary

(D. J. Houston)*	Director	April 25, 2014
D. J. Houston

(T. J. Lillis)*	Director	April 25, 2014
T. J. Lillis

(G. A. Linde)*	Director and Vice President/	April 25, 2014
G. A. Linde	Individual Life

*By	/s/ D. D. Strable-Soethout
D. D. Strable-Soethout
Chairman and President

* Pursuant to Powers of Attorney Previously Filed